UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811- 07584
                                                     -------------
                               Rydex Series Funds
                        --------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                        --------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                           --------------
                     Date of fiscal year end: March 31, 2004
                                              --------------
                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------
                                                                 BENCHMARK FUNDS
                                                              SEMI-ANNUAL REPORT
                                                              SEPTEMBER 30, 2003




                                                                       NOVA FUND
                                                                       URSA FUND
                                                                        OTC FUND
                                                                     ARKTOS FUND
                                                                     MEDIUS FUND
                                                                     MEKROS FUND
                                                        U.S.GOVERNMENT BOND FUND
                                                                       JUNO FUND
                                                           LARGE-CAP EUROPE FUND
                                                            LARGE-CAP JAPAN FUND
                                                U.S.GOVERNMENT MONEY MARKET FUND
                                                           NOVA MASTER PORTFOLIO
                                                           URSA MASTER PORTFOLIO
                                                         ARKTOS MASTER PORTFOLIO
                                                           JUNO MASTER PORTFOLIO


                                         [LOGO OMITTED]
                                         Rydex Investments
                                         Essential for modern markets[TM]



RBFSA-3-11/03

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not intended for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

                                                            SEMI-ANNUAL REPORT 1




    TABLE OF CONTENTS
--------------------------------------------------------------------------------

    LETTER TO OUR SHAREHOLDERS ........................................   2

    BENCHMARK FUNDS

          SCHEDULES OF INVESTMENTS ....................................   4

          STATEMENTS OF ASSETS AND LIABILITIES ........................  36

          STATEMENTS OF OPERATIONS ....................................  40

          STATEMENTS OF CHANGES IN NET ASSETS .........................  44

          FINANCIAL HIGHLIGHTS ........................................  50

    BENCHMARK PORTFOLIOS

          SCHEDULES OF INVESTMENTS ....................................  91

          STATEMENTS OF ASSETS AND LIABILITIES ........................ 106

          STATEMENTS OF OPERATIONS .................................... 108

          STATEMENTS OF CHANGES IN NET ASSETS ......................... 110

          FINANCIAL HIGHLIGHTS ........................................ 112

    NOTES TO FINANCIAL STATEMENTS ..................................... 116

2



--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

The period April 1 through September 30, 2003 can be characterized by remarkable resilience in the financial markets and cautious optimism on the economy. Having started the period in a time of high geopolitical uncertainty and weak economic activity, the markets returned double-digit gains across the board. Most notable in the rally was the solid outperformance of the technology sector and small-capitalization stocks. For the period, small-cap stocks, as measured by the Russell 2000[R], outperformed the predominantly large-cap S&P 500[R] by an incredible 16.17%, returning 34.62% and 18.45%, respectively. Similarly, the tech-heavy Nasdaq 100[R] returned 27.98%, beating the S&P 500 by 9.53%.

The mutual fund industry was rocked by revelations of trading abuses by corporate executives and fund managers, as well as disclosure of special deals for top customers. The charges and allegations as presented by New York Attorney General, Eliot Spitzer, represent a serious breach of fiduciary duty and are almost certain to bring regulatory changes to the industry. The term "market-timing" has, unfortunately, taken the connotation of illicit investor behavior. However, we believe that funds designed to accommodate active trading can be an important tool in a tactical asset allocation strategy provided trading activity is monitored and the rules to protect current shareholders are strictly enforced.

Investor optimism and positive news regarding cancer-fighting drugs helped spur the biotechnology sector as Rydex Biotechnology Fund rose 36.36% for the period. Technology, electronics and internet stocks all outpaced the broader market. Tax credits and home mortgage refinancing increased consumer discretionary income boosting Rydex Retailing Fund by 28.25%. (Biotechnology Fund and Retailing Fund are part of the Rydex Sector Funds and are reported on separately.)

In the strong, upward trending market of the last two quarters, Rydex inverse funds performed as expected, generating corresponding losses to their respective benchmarks. Rydex Ursa Fund was down 16.23%, corresponding to an 18.45% increase in the S&P 500. Similarly, Rydex Arktos Fund fell 23.76% while the Nasdaq 100 increased 27.98%.

On the fixed-income side, uneven reports of a stronger economy, positive and negative unemployment data and increasing bond issuance led to volatility in the Treasury market throughout the period. On June 16, when the Long Bond yield hit a low of 4.17%, more positive economic data and improving investor sentiment initiated an upward trend in rates that topped out on August 15 at 5.45%. Further uncertainty surrounding the labor market pushed yields lower. Despite the fixed-income market's lack of direction, the Long Bond yielded 4.88% on September 30, 2003, closely matching the 4.82% yield recorded on March 31, 2003.

                                                            SEMI-ANNUAL REPORT 3




--------------------------------------------------------------------------------


The outlook for higher interest rates and the speculation of a "bond bubble" has led to increased inflows to Rydex Juno Fund. Juno's assets reached $674.3 million at the end of the third quarter up from $189.9 million at March 31, 2003. This inverse bond fund is an option for investors to speculate on rising interest rates or to protect fixed-income holdings in a rising interest rate environment.

Staging a surprising comeback were the stocks of European and Japanese companies, which have been conspicuously underperforming in recent years. Rydex Large-Cap Europe Fund rose 29.76% reflecting improving fundamentals and a strong Euro versus the U.S. dollar. Rydex Large-Cap Japan rose an astounding 43.10% for the period reflecting improvements in Japanese domestic growth and growing global investor confidence.

Times such as these can be challenging for investors. At Rydex Investments, we acknowledge and appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,

/S/Carl G. Verboncoeur
Carl G. Verboncoeur
Chief Executive Officer
Rydex Investments

4

OTC FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
COMMON STOCKS  98.5%

INFORMATION TECHNOLOGY 59.2%

  SOFTWARE 21.2%
   Microsoft Corp.+ ...............      3,056,800    $      84,948,472
   Oracle Corp.* ..................      1,516,500           17,015,130
   Intuit, Inc.*+ .................        306,603           14,790,529
   Veritas Software
     Corp.*+ ......................        329,600           10,349,440
   PeopleSoft, Inc.*+ .............        422,200            7,679,818
   Check Point Software
     Technologies Ltd.*+ ..........        446,300            7,497,840
   Electronic Arts, Inc.*+ ........         72,400            6,677,452
   Adobe Systems, Inc. ............        169,000            6,634,940
   Synopsys, Inc.*+ ...............        214,600            6,603,242
   Symantec Corp.*+ ...............         75,900            4,783,218
   BEA Systems, Inc.*+ ............        360,800            4,347,640
   Citrix Systems, Inc.* ..........        195,300            4,312,224
   Mercury Interactive
     Corp.*+ ......................         66,800            3,033,388
   Siebel Systems,
     Inc.* ........................        153,600            1,492,992
                                                      -----------------
TOTAL SOFTWARE                                              180,166,325
                                                      -----------------
  SEMICONDUCTOR EQUIPMENT
    & PRODUCTS 16.9%
   Intel Corp. ....................      2,015,100           55,435,401
   Maxim Integrated
     Products, Inc.+ ..............        412,900           16,309,550
   Linear Technology
     Corp.+ .......................        384,400           13,765,364
   Xilinx, Inc.*+ .................        439,100           12,518,741
   Applied Materials,
     Inc.*+ .......................        629,700           11,422,758
   Altera Corp.* ..................        599,800           11,336,220
   KLA-Tencor Corp.*+ .............        216,300           11,117,820
   Microchip Technology,
     Inc.+ ........................        292,700            7,007,238
   Novellus Systems,
     Inc.*+ .......................         85,500            2,885,625
   NVIDIA Corp.*+ .................        128,500            2,044,563
                                                      -----------------


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
TOTAL SEMICONDUCTOR
  EQUIPMENT & PRODUCTS                                     $143,843,280
                                                      -----------------
  COMMUNICATIONS EQUIPMENT 11.5%
   Cisco Systems,
     Inc.*+ .......................      2,054,800           40,150,792
   QUALCOMM, Inc.+ ................        884,500           36,830,580
   Tellabs, Inc.* .................        856,800            5,817,672
   Juniper Networks,
     Inc.*+ .......................        306,100            4,567,012
   QLogic Corp.*+ .................         87,600            4,118,076
   Comverse Technology,
     Inc.*+ .......................        211,400            3,162,544
   CIENA Corp.*+ ..................        260,400            1,538,964
   Telefonaktiebolaget
     LM Ericsson--
     SP ADR*+ .....................         61,600              904,288
   JDS Uniphase Corp.* ............         65,000              234,000
                                                      -----------------
TOTAL COMMUNICATIONS
  EQUIPMENT                                                  97,323,928
                                                      -----------------
  COMPUTERS & PERIPHERALS 5.5%
   Dell, Inc.* ....................        906,300           30,261,357
   Apple Computer,
     Inc.*+ .......................        353,700            7,296,831
   Network Appliance,
     Inc.*+ .......................        267,200            5,485,616
   Sun Microsystems,
     Inc.* ........................      1,059,800            3,507,938
                                                      -----------------
TOTAL COMPUTERS
  & PERIPHERALS                                              46,551,742
                                                      -----------------
  INTERNET SOFTWARE & SERVICES 1.4%
   Yahoo!, Inc.*+ .................        239,800            8,484,124
   VeriSign, Inc.*+ ...............        258,000            3,475,260
                                                      -----------------
TOTAL INTERNET SOFTWARE
  & SERVICES                                                 11,959,384
                                                      -----------------
  IT CONSULTING & SERVICES 1.4%
   Paychex, Inc.+ .................        173,000            5,869,890
   Fiserv, Inc.*+ .................        156,400            5,666,372
                                                      -----------------
TOTAL IT CONSULTING & SERVICES                               11,536,262
                                                      -----------------


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 5


OTC FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
  ELECTRONIC EQUIPMENT
    & INSTRUMENTS 1.3%
   CDW Corp.+ .....................         77,200    $       4,457,528
   Sanmina-SCI Corp.* .............        440,000            4,268,000
   Flextronics
     International
     Ltd.*+ .......................        143,300            2,031,994
                                                      -----------------
TOTAL ELECTRONIC EQUIPMENT
   & INSTRUMENTS                                             10,757,522
                                                      -----------------
TOTAL INFORMATION
   TECHNOLOGY                                               502,138,443
                                                      -----------------

CONSUMER DISCRETIONARY 15.6%

  INTERNET & CATALOG RETAIL 6.1%
   eBay, Inc.*+ ...................        390,800           20,911,708
   InterActiveCorp*+ ..............        621,000           20,524,050
   Amazon.com, Inc.*+ .............        213,200           10,310,352
                                                      -----------------
TOTAL INTERNET &
  CATALOG RETAIL                                             51,746,110
                                                      -----------------
  MEDIA 4.5%
   Comcast Corp.--
     Class A*+ ....................        760,900           23,496,592
   EchoStar
     Communications
     Corp.*+ ......................        193,700            7,412,899
   Pixar, Inc.*+ ..................         44,500            2,961,920
   Lamar Advertising
     Co.* .........................         89,800            2,634,732
   PanAmSat Corp.*+ ...............        139,204            2,015,674
                                                      -----------------
TOTAL MEDIA                                                  38,521,817
                                                      -----------------
  SPECIALTY RETAIL 2.9%
   Bed Bath & Beyond,
     Inc.*+ .......................        323,700           12,358,866
   Staples, Inc.*+ ................        263,900            6,267,625
   Ross Stores, Inc.+ .............         66,500            3,082,940
   Petsmart, Inc.*+ ...............        118,100            2,680,870
                                                      -----------------
TOTAL SPECIALTY RETAIL                                       24,390,301
                                                      -----------------
  HOTELS RESTAURANTS & LEISURE 1.5%
   Starbucks Corp.*+ ..............        434,900           12,525,120
                                                      -----------------


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
TOTAL HOTELS RESTAURANTS
  & LEISURE                                           $      12,525,120
                                                      -----------------
  MULTILINE RETAIL 0.4%
   Dollar Tree Stores,
     Inc.*+ .......................         96,300            3,226,050
                                                      -----------------
TOTAL MULTILINE RETAIL                                        3,226,050
                                                      -----------------
  AUTO COMPONENTS 0.2%
   Gentex Corp.* ..................         62,600            2,180,984
                                                      -----------------
TOTAL AUTO COMPONENTS                                         2,180,984
                                                      -----------------
TOTAL CONSUMER
   DISCRETIONARY                                            132,590,382
                                                      -----------------

HEALTH CARE 14.7%

  BIOTECHNOLOGY 11.6%
   Amgen, Inc.*+ ..................        525,300           33,918,621
   Gilead Sciences,
     Inc.*+ .......................        226,000           12,640,180
   Genzyme Corp.*+ ................        238,600           11,035,250
   Biogen, Inc.*+ .................        235,600            9,006,988
   Chiron Corp.*+ .................        128,800            6,657,672
   Cephalon, Inc.*+ ...............        138,900            6,378,288
   Millennium
     Pharmaceuticals,
     Inc.*+ .......................        380,000            5,848,200
   ICOS Corp.*+ ...................         91,600            3,510,112
   MedImmune, Inc.*+ ..............         96,800            3,195,368
   IDEC Pharmaceuticals
     Corp.*+ ......................         94,200            3,122,730
   Human Genome
     Sciences, Inc.*+ .............        169,100            2,309,906
   Invitrogen Corp.* ..............         16,100              933,639
                                                      -----------------
TOTAL BIOTECHNOLOGY                                          98,556,954
                                                      -----------------
  HEALTH CARE PROVIDERS & SERVICES 1.5%
   Express Scripts, Inc.*+ ........         67,600            4,133,740
   Patterson Dental
     Co.*+ ........................         58,400            3,362,672
   First Health Group
     Corp.* .......................        111,700            2,920,955
   Lincare Holdings,
     Inc.*+ .......................         73,900            2,708,435
                                                      -----------------


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

6

OTC FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
TOTAL HEALTH CARE
  PROVIDERS & SERVICES                                $      13,125,802
                                                      -----------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
   Biomet, Inc.+ ..................        139,800            4,698,678
   DENTSPLY
     International, Inc.+ .........         84,398            3,784,406
                                                      -----------------
TOTAL HEALTH CARE
  EQUIPMENT & SUPPLIES                                        8,483,084
                                                      -----------------
  PHARMACEUTICALS 0.6%
   Teva Pharmaceutical
     Industries Ltd. --
     SP ADR+ ......................         84,900            4,852,035
                                                      -----------------
TOTAL PHARMACEUTICALS                                         4,852,035
                                                      -----------------
TOTAL HEALTH CARE                                           125,017,875
                                                      -----------------

INDUSTRIALS 4.5%

  COMMERCIAL SERVICES & SUPPLIES 2.2%
   Apollo Group, Inc.--
     Class A*+ ....................        147,200            9,719,616
   Cintas Corp.+ ..................        170,700            6,288,588
   Monster Worldwide,
     Inc.*+ .......................        105,600            2,659,008
                                                      -----------------
TOTAL COMMERCIAL SERVICES
  & SUPPLIES                                                 18,667,212
                                                      -----------------
  MACHINERY 0.9%
   PACCAR, Inc.+ ..................        105,500            7,879,795
                                                      -----------------
TOTAL MACHINERY                                               7,879,795
                                                      -----------------
  AIR FREIGHT & COURIERS 0.7%
   Expeditors International
     of Washington, Inc. ..........         94,400            3,248,304
   C.H. Robinson
     Worldwide, Inc. ..............         64,800            2,411,208
                                                      -----------------
TOTAL AIR FREIGHT & COURIERS                                  5,659,512
                                                      -----------------
  TRADING COMPANIES & DISTRIBUTORS 0.3%
   Fastenal Co.+ ..................         61,500            2,324,700
                                                      -----------------
TOTAL TRADING COMPANIES
  & DISTRIBUTORS                                              2,324,700
                                                      -----------------


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
  ELECTRICAL EQUIPMENT 0.2%
   American Power
     Conversion Corp. .............        117,900    $       2,020,806
                                                      -----------------
TOTAL ELECTRICAL EQUIPMENT                                    2,020,806
                                                      -----------------
  AIRLINES 0.2%
   Ryanair Holdings
     PLC--SP ADR*+ ................         46,000            1,863,000
                                                      -----------------
TOTAL AIRLINES                                                1,863,000
                                                      -----------------
TOTAL INDUSTRIALS                                            38,415,025
                                                      -----------------

TELECOMMUNICATION SERVICES 2.4%

  WIRELESS TELECOMMUNICATION
    SERVICES 2.4%
   Nextel Communications,
     Inc.--Class A*+ ..............      1,041,100           20,499,259
                                                      -----------------
TOTAL WIRELESS
  TELECOMMUNICATION
  SERVICES                                                   20,499,259
                                                      -----------------
TOTAL TELECOMMUNICATION
   SERVICES                                                  20,499,259
                                                      -----------------

CONSUMER STAPLES 1.1%

  FOOD & DRUG RETAILING 1.1%
   Costco Wholesale
     Corp.*+ ......................        160,900            5,000,772
   Whole Foods Market,
     Inc.*+ .......................         77,000            4,248,860
                                                      -----------------
TOTAL FOOD & DRUG RETAILING                                   9,249,632
                                                      -----------------
TOTAL CONSUMER STAPLES                                        9,249,632
                                                      -----------------

MATERIALS 0.7%

  CONTAINERS & PACKAGING 0.4%
   Smurfit-Stone
     Container Corp.*+ ............        194,900            2,919,602
                                                      -----------------
TOTAL CONTAINERS & PACKAGING                                  2,919,602
                                                      -----------------
  CHEMICALS 0.3%
   Sigma-Aldrich Corp.+ ...........         52,000            2,700,880
                                                      -----------------
TOTAL CHEMICALS                                               2,700,880
                                                      -----------------


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 7


OTC FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
TOTAL MATERIALS                                       $       5,620,482
                                                      -----------------

ENERGY 0.3%

  ENERGY EQUIPMENT & SERVICES 0.3%
    Patterson-UTI Energy, Inc.* .........   82,400            2,230,568
                                                      -----------------
TOTAL ENERGY EQUIPMENT & SERVICES                             2,230,568
                                                      -----------------
TOTAL ENERGY                                                  2,230,568
                                                      -----------------
TOTAL COMMON STOCKS
  (Cost $539,106,373) ...................                  $835,761,666
                                                      -----------------

                                              FACE
                                            AMOUNT
                                           -------

FEDERAL AGENCY DISCOUNT NOTES  0.6%
Fannie Mae
    1.05% due 10/01/03 .................$5,000,000            5,000,000
                                                      -----------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $5,000,000) ....................                      5,000,000
                                                      -----------------

REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 6)
  0.96% due 10/01/03 ................... 1,707,260            1,707,260
  0.94% due 10/01/03 ...................   121,534              121,534
  0.93% due 10/01/03 ................... 1,707,260            1,707,260
  0.91% due 10/01/03 ................... 1,707,260            1,707,260
  0.90% due 10/01/03 ................... 2,410,250            2,410,250
                                                      -----------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $7,653,564) ....................                      7,653,564
                                                      -----------------
TOTAL INVESTMENTS 100%
  (Cost $551,759,937) ..................              $     848,415,230
                                                      =================

-----------------------------------------------------------------------
                                                             UNREALIZED
                                                                   LOSS
                                            CONTRACTS          (NOTE 1)
-----------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2003 Nasdaq 100 Index
  Futures Contracts
  (Aggregate Market Value of
  Contracts $9,795,000) ...................        75 $        (423,725)
December 2003 Nasdaq 100
  Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $1,828,400) ...................        70           (69,591)
                                                      -----------------
(TOTAL AGGREGATE MARKET VALUE OF
  CONTRACTS $11,623,400) ..................           $        (493,316)
                                                      =================

*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

8

MEDIUS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                              SHARES           (NOTE 1)
-----------------------------------------------------------------------
COMMON STOCKS  85.9%

FINANCIALS 17.0%

  BANKS 7.6%
  Banknorth Group, Inc. ...........           10,100    $       285,022
  Sovereign Bancorp, Inc.+ ........           15,210            282,145
  Compass Bancshares, Inc. ........            8,100            280,098
  Commerce Bancorp,
    Inc./NJ+ ......................            5,600            268,296
  GreenPoint Financial
    Corp. .........................            8,600            256,796
  New York Community
    Bancorp, Inc.+ ................            7,300            230,023
  M&T Bank Corp. ..................            2,200            192,060
  Colonial BancGroup,
    Inc.+ .........................            9,000            129,960
  Webster Financial Corp. .........            3,200            127,616
  Westamerica
    Bancorporation ................            2,800            124,460
  Investors Financial
    Services Corp. ................            3,300            103,620
  Associated Banc-Corp ............            1,900             71,820
  Mercantile Bankshares
    Corp. .........................            1,200             48,000
  National Commerce
    Financial Corp. ...............            1,000             24,880
  TCF Financial Corp. .............              300             14,385
                                                        ---------------
TOTAL BANKS                                                   2,439,181
                                                        ---------------
  INSURANCE 4.5%
  Fidelity National
    Financial, Inc.+ ..............            9,100            273,546
  Everest Re Group Ltd.+ ..........            3,600            270,576
  W.R. Berkley Corp. ..............            6,800            232,968
  American Financial
    Group, Inc./OH ................            8,000            174,000
  Brown & Brown, Inc. .............            5,500            169,290
  First American Corp. ............            6,500            161,850
  Radian Group, Inc. ..............            2,400            106,560
  Old Republic
    International Corp. ...........            1,300             43,017
                                                        ---------------
TOTAL INSURANCE                                               1,431,807
                                                        ---------------

                                                                 MARKET
                                                                  VALUE
                                              SHARES           (NOTE 1)
-----------------------------------------------------------------------
  DIVERSIFIED FINANCIALS 3.2%
  Legg Mason, Inc.+ ...............            3,700    $       267,140
  A.G. Edwards, Inc. ..............            5,300            203,573
  SEI Investments Co. .............            5,200            169,000
  E*TRADE Group, Inc.*+ ...........           12,510            115,843
  GATX Corp. ......................            5,000            105,750
  Neuberger Berman, Inc. ..........            2,000             83,740
  LaBranche & Co., Inc. ...........            3,100             45,260
  AmeriCredit Corp.*+ .............            3,400             35,020
                                                        ---------------
TOTAL DIVERSIFIED FINANCIALS                                  1,025,326
                                                        ---------------
  REAL ESTATE 1.7%
  Liberty Property Trust ..........            6,500            240,370
  Hospitality Properties
    Trust .........................            6,500            228,020
  Mack-Cali Realty Corp. ..........            2,100             82,320
                                                        ---------------
TOTAL REAL ESTATE                                               550,710
                                                        ---------------
TOTAL FINANCIALS                                              5,447,024
                                                        ---------------

INFORMATION TECHNOLOGY 13.8%

  SEMICONDUCTOR EQUIPMENT
    & PRODUCTS 4.2%
  Microchip Technology,
    Inc.+ .........................            9,000            215,460
  Intersil Corp.--Class A* ........            6,000            142,800
  Silicon Laboratories,
    Inc.* .........................            3,100            139,345
  International Rectifier
    Corp.*+ .......................            3,304            123,702
  Lam Research Corp.*+ ............            5,500            121,825
  Integrated Circuit
    Systems, Inc.* ................            3,400            102,136
  Cree, Inc.*+ ....................            5,400            100,008
  Cypress Semiconductor
    Corp.*+ .......................            5,600             99,008
  Cabot Microelectronics
    Corp.*+ .......................            1,500             83,610
  Integrated Device
    Technology, Inc.* .............            6,699             83,201
  Atmel Corp.* ....................           17,310             69,413




* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 9

MEDIUS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                              SHARES           (NOTE 1)
-----------------------------------------------------------------------
  Lattice Semiconductor
    Corp.* ........................            4,200    $        29,862
  LTX Corp.* ......................            2,500             28,150
                                                        ---------------
TOTAL SEMICONDUCTOR
  EQUIPMENT & PRODUCTS                                        1,338,520
                                                        ---------------

  SOFTWARE 2.8%
  Synopsys, Inc.* .................            7,900            243,083
  Sybase, Inc.* ...................           10,810            183,878
  Cadence Design Systems,
    Inc.*+ ........................            6,600             88,440
  Ascential Software
    Corp.* ........................            4,707             87,221
  Macromedia, Inc.* ...............            3,500             86,590
  Legato Systems, Inc.* ...........            5,700             63,897
  Mentor Graphics
    Corp.*+ .......................            3,400             59,602
  Fair Isaac Corp. ................              400             23,584
  Network Associates,
    Inc.* .........................            1,600             22,016
  Activision, Inc.* ...............            1,200             14,340
  RSA Security, Inc.* .............              400              5,712
                                                        ---------------
TOTAL SOFTWARE                                                  878,363
                                                        ---------------
  ELECTRONIC EQUIPMENT
    & INSTRUMENTS 2.3%
  CDW Corp.+ ......................            5,300            306,022
  National Instruments
    Corp.+ ........................            3,300            132,825
  Varian, Inc.* ...................            3,800            119,016
  Vishay Intertechnology,
    Inc.* .........................            6,500            113,880
  Avnet, Inc.*+ ...................            4,500             74,340
                                                        ---------------
TOTAL ELECTRONIC EQUIPMENT
  & INSTRUMENTS                                                 746,083
                                                        ---------------
  IT CONSULTING & SERVICES 1.9%
  Affiliated Computer
    Services, Inc.--
    Class A*+ .....................            4,200            204,498
  Acxiom Corp.* ...................            9,800            154,448
  CheckFree Corp.* ................            3,700             74,000
  DST Systems, Inc.* ..............            1,800             67,680


                                                                 MARKET
                                                                  VALUE
                                              SHARES           (NOTE 1)
-----------------------------------------------------------------------
  Certegy, Inc. ...................            2,100    $        67,431
  Keane, Inc.* ....................            2,500             31,950
                                                        ---------------
TOTAL IT CONSULTING & SERVICES                                  600,007
                                                        ---------------
  COMPUTERS & PERIPHERALS 1.7%
  Diebold, Inc. ...................            4,000            202,600
  SanDisk Corp.*+ .................            2,500            159,350
  Storage Technology
    Corp.* ........................            3,900             94,146
  Imation Corp. ...................            1,900             62,035
  Quantum Corp.* ..................            6,300             19,404
                                                        ---------------
TOTAL COMPUTERS & PERIPHERALS                                   537,535
                                                        ---------------
  COMMUNICATIONS EQUIPMENT 0.9%
  ADTRAN, Inc.+ ...................            1,500             91,770
  McData Corp.--
    Class A* ......................            6,300             75,411
  Avocent Corp.* ..................            1,900             57,551
  Polycom, Inc.*+ .................            3,000             49,830
  3Com Corp.* .....................            2,000             11,800
  Harris Corp. ....................              100              3,579
  Plantronics, Inc.* ..............              100              2,387
                                                        ---------------
TOTAL COMMUNICATIONS
  EQUIPMENT                                                     292,328
                                                        ---------------
  INTERNET SOFTWARE & SERVICES 0.0%
  Internet Security
    Systems, Inc.* ................              100              1,250
                                                        ---------------
TOTAL INTERNET SOFTWARE
  & SERVICES                                                      1,250
                                                        ---------------
TOTAL INFORMATION
   TECHNOLOGY                                                 4,394,086
                                                        ---------------

CONSUMER DISCRETIONARY 13.6%

  HOTELS RESTAURANTS & LEISURE 3.5%
  Brinker International,
    Inc.*+ ........................            7,200            240,192
  International Speedway
    Corp.--Class A ................            5,200            228,228
  Outback Steakhouse, Inc. ........            4,600            174,202
  Ruby Tuesday, Inc. ..............            5,200            125,372


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

10

MEDIUS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                              SHARES           (NOTE 1)
-----------------------------------------------------------------------
  Park Place Entertainment
    Corp.* ........................           12,510    $       112,715
  CBRL Group, Inc.+ ...............            2,900            102,892
  Cheesecake Factory,
    Inc.*+ ........................            2,100             75,957
  GTECH Holdings
    Corp. .........................              600             25,710
  Krispy Kreme
    Doughnuts, Inc.* ..............              600             23,100
  Applebee's International,
    Inc. ..........................              500             15,740
                                                        ---------------
TOTAL HOTELS RESTAURANTS
  & LEISURE                                                   1,124,108
                                                        ---------------
  MEDIA 3.0%
  Westwood One, Inc.* .............            7,600            229,444
  Washington Post Co.--
    Class B .......................              300            199,500
  Emmis Communications
    Corp.--Class A* ...............            6,900            139,242
  Entercom
    Communications
    Corp.* ........................            2,300            103,086
  Reader's Digest
    Association, Inc. .............            7,300            102,127
  Univision
    Communications,
    Inc.--Class A* ................            2,600             83,018
  Catalina Marketing
    Corp.* ........................            3,300             50,127
  Scholastic Corp.* ...............            1,200             34,548
                                                        ---------------
TOTAL MEDIA                                                     941,092
                                                        ---------------
  HOUSEHOLD DURABLES 2.0%
  Lennar Corp.--
    Class A+ ......................            2,600            202,254
  Furniture Brands
    International, Inc.*+ .........            5,200            125,320
  D.R. Horton, Inc. ...............            3,400            111,180
  Toll Brothers, Inc.*+ ...........            3,100             94,302
  Hovnanian Enterprises,
    Inc.--Class A* ................              600             38,622


                                                                 MARKET
                                                                  VALUE
                                              SHARES           (NOTE 1)
-----------------------------------------------------------------------
  Mohawk Industries, Inc.* ........              500    $        35,660
  Blyth, Inc. .....................            1,100             29,678
                                                        ---------------
TOTAL HOUSEHOLD DURABLES                                        637,016
                                                        ---------------
  SPECIALTY RETAIL 1.7%
  Pier 1 Imports, Inc. ............            8,100            155,844
  CarMax, Inc.* ...................            3,800            124,108
  Michaels Stores, Inc.+ ..........            2,600            105,976
  Abercrombie & Fitch
    Co.--Class A* .................            2,300             63,733
  Petsmart, Inc.* .................            2,500             56,750
  Chico's FAS, Inc.*+ .............              900             27,576
  Claire's Stores, Inc. ...........              600             20,076
                                                        ---------------
TOTAL SPECIALTY RETAIL                                          554,063
                                                        ---------------
  MULTILINE RETAIL 1.3%
  Saks, Inc.* .....................           15,010            173,066
  Dollar Tree Stores, Inc.*+ ......            2,900             97,150
  99 Cents Only Stores* ...........            2,600             84,084
  Neiman-Marcus Group,
    Inc.--Class A* ................            1,200             50,040
                                                        ---------------
TOTAL MULTILINE RETAIL                                          404,340
                                                        ---------------
  AUTO COMPONENTS 1.1%
  Lear Corp.*+ ....................            3,200            168,448
  ArvinMeritor, Inc. ..............            6,200            110,422
  BorgWarner, Inc. ................              600             40,710
  Bandag, Inc. ....................            1,200             40,476
                                                        ---------------
TOTAL AUTO COMPONENTS                                           360,056
                                                        ---------------
  TEXTILES & APPAREL 1.0%
  Coach, Inc.* ....................            3,800            207,480
  Timberland Co.--
    Class A* ......................            2,700            115,182
                                                        ---------------
TOTAL TEXTILES & APPAREL                                        322,662
                                                        ---------------
TOTAL CONSUMER
   DISCRETIONARY                                              4,343,337
                                                        ---------------


HEALTH CARE 11.5%

  HEALTH CARE PROVIDERS & SERVICES 3.5%
  Lincare Holdings, Inc.* .........            7,000            256,550


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 11


MEDIUS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                              SHARES           (NOTE 1)
-----------------------------------------------------------------------
  Patterson Dental Co.* ...........            2,400    $       138,192
  AdvancePCS*+ ....................            2,800            127,596
  Omnicare, Inc. ..................            2,900            104,574
  Oxford Health Plans,
    Inc.* .........................            2,400             99,144
  Coventry Health Care,
    Inc.*+ ........................            1,800             94,932
  Health Net, Inc.* ...............            2,900             91,843
  First Health Group
    Corp.* ........................            2,200             57,530
  PacifiCare Health
    Systems, Inc.* ................            1,000             48,800
  Henry Schein, Inc.* .............              800             45,360
  Community Health
    Systems, Inc.* ................            1,300             28,210
  Triad Hospitals, Inc.* ..........              600             18,168
  LifePoint Hospitals, Inc.* ......              200              4,810
                                                        ---------------
TOTAL HEALTH CARE PROVIDERS
  & SERVICES                                                  1,115,709
                                                        ---------------
  PHARMACEUTICALS 3.0%
  Mylan Laboratories, Inc. ........            7,300            282,145
  IVAX Corp.* .....................            9,000            176,400
  Barr Laboratories, Inc.* ........            1,900            129,599
  ICN Pharmaceuticals,
    Inc. ..........................            6,300            108,108
  Sepracor, Inc.* .................            3,600             99,144
  SICOR, Inc.* ....................            4,300             82,904
  Pharmaceutical Resources,
    Inc.* .........................              800             54,576
  Perrigo Co. .....................            2,900             36,917
                                                        ---------------
TOTAL PHARMACEUTICALS                                           969,793
                                                        ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.8%
  DENTSPLY International,
    Inc. ..........................            5,700            255,588
  Varian Medical Systems,
    Inc.* .........................            3,700            212,676
  STERIS Corp.* ...................            8,100            186,462
  Beckman Coulter, Inc. ...........            3,800            173,052
  VISX, Inc.* .....................            1,100             20,955
  Cytyc Corp.* ....................            1,300             19,552
  Apogent Technologies,
    Inc.* .........................              700             14,602
                                                        ---------------


                                                                 MARKET
                                                                  VALUE
                                              SHARES           (NOTE 1)
-----------------------------------------------------------------------
TOTAL HEALTH CARE EQUIPMENT
  & SUPPLIES                                            $       882,887
                                                        ---------------
  BIOTECHNOLOGY 2.2%
  Gilead Sciences, Inc.*+ .........            5,400            302,022
  IDEC Pharmaceuticals
    Corp.*+ .......................            5,100            169,065
  Millennium
    Pharmaceuticals, Inc.*+ .......            8,600            132,354
  Vertex Pharmaceuticals,
    Inc.*+ ........................            9,300            114,390
                                                        ---------------
TOTAL BIOTECHNOLOGY                                             717,831
                                                        ---------------
TOTAL HEALTH CARE                                             3,686,220
                                                        ---------------

INDUSTRIALS 10.7%

  COMMERCIAL SERVICES & SUPPLIES 4.3%
  D&B Corp.* ......................            5,600            232,624
  Manpower, Inc. ..................            6,000            222,600
  Viad Corp. ......................            8,600            205,368
  Education Management
    Corp.* ........................            3,300            190,311
  Copart, Inc.* ...................           10,000            108,000
  Stericycle, Inc.* ...............            1,800             84,906
  Career Education Corp.* .........            1,600             72,480
  Corinthian Colleges,
    Inc.* .........................            1,200             68,592
  Rollins, Inc. ...................            3,300             58,872
  DeVry, Inc.* ....................            2,300             54,418
  United Rentals, Inc.* ...........            2,100             33,789
  Republic Services, Inc. .........            1,300             29,432
  Sylvan Learning Systems,
    Inc.* .........................              500             13,640
  ChoicePoint, Inc.* ..............              100              3,350
                                                        ---------------
TOTAL COMMERCIAL SERVICES
  & SUPPLIES                                                  1,378,382
                                                        ---------------
  MACHINERY 1.7%
  SPX Corp.*+ .....................            3,100            140,368
  Nordson Corp. ...................            5,300            137,217
  Harsco Corp. ....................            3,000            115,410
  Donaldson Co., Inc. .............            1,400             75,460
  Flowserve Corp.* ................            2,800             56,840
                                                        ---------------
TOTAL MACHINERY                                                 525,295
                                                        ---------------


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

12

MEDIUS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                              SHARES           (NOTE 1)
-----------------------------------------------------------------------
  AIR FREIGHT & COURIERS 1.3%
  Expeditors International
    of Washington, Inc. ...........            6,500    $       223,665
  J.B. Hunt Transport
    Services, Inc.* ...............            7,600            197,752
                                                        ---------------
TOTAL AIR FREIGHT & COURIERS                                    421,417
                                                        ---------------
  CONSTRUCTION & ENGINEERING 1.1%
  Jacobs Engineering Group,
    Inc.* .........................            3,600            162,360
  Granite Construction,
    Inc. ..........................            7,200            134,496
  Quanta Services, Inc.* ..........            4,900             40,523
                                                        ---------------
TOTAL CONSTRUCTION
  & ENGINEERING                                                 337,379
                                                        ---------------
  AEROSPACE & DEFENSE 0.9%
  L-3 Communications
    Holdings, Inc.*+ ..............            4,800            207,600
  Precision Castparts
    Corp. .........................            2,200             77,220
  Sequa Corp.--Class A* ...........              100              4,281
                                                        ---------------
TOTAL AEROSPACE & DEFENSE                                       289,101
                                                        ---------------
  AIRLINES 0.6%
  JetBlue Airways Corp.*+ .........            2,005            122,245
  Alaska Air Group, Inc.* .........            2,800             77,896
                                                        ---------------
TOTAL AIRLINES                                                  200,141
                                                        ---------------
  MARINE 0.5%
  Alexander & Baldwin,
    Inc. ..........................            6,000            168,480
                                                        ---------------
TOTAL MARINE                                                    168,480
                                                        ---------------
  INDUSTRIAL CONGLOMERATES 0.3%
  ALLETE, Inc. ....................            2,300             62,974
  Teleflex, Inc. ..................              800             34,744
                                                        ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                   97,718
                                                        ---------------
  ELECTRICAL EQUIPMENT 0.0%
  AMETEK, Inc. ....................              300             12,858
                                                        ---------------
TOTAL ELECTRICAL EQUIPMENT                                       12,858
                                                        ---------------
TOTAL INDUSTRIALS                                             3,430,771
                                                        ---------------

                                                                 MARKET
                                                                  VALUE
                                              SHARES           (NOTE 1)
-----------------------------------------------------------------------
UTILITIES 5.6%

  MULTI-UTILITIES 2.7%
  SCANA Corp.+ ....................            7,600    $       260,300
  Energy East Corp. ...............           11,010            246,954
  MDU Resources Group,
    Inc. ..........................            6,500            219,570
  Sierra Pacific Resources
    Corp.*+ .......................           14,610             70,859
  Westar Energy, Inc. .............            3,000             55,350
  Questar Corp. ...................              200              6,162
                                                        ---------------
TOTAL MULTI-UTILITIES                                           859,195
                                                        ---------------
  ELECTRIC UTILITIES 2.3%
  Wisconsin Energy Corp. ..........            8,500            259,845
  Pepco Holdings, Inc. ............           13,407            231,673
  Great Plains Energy,
    Inc.+ .........................            6,500            197,080
  DPL, Inc. .......................            3,300             56,595
  NSTAR ...........................              100              4,750
  IDACORP, Inc. ...................                2                 51
                                                        ---------------
TOTAL ELECTRIC UTILITIES                                        749,994
                                                        ---------------
  GAS UTILITIES 0.6%
  WGL Holdings, Inc. ..............            6,700            184,786
                                                        ---------------
TOTAL GAS UTILITIES                                             184,786
                                                        ---------------
TOTAL UTILITIES                                               1,793,975
                                                        ---------------

ENERGY 5.6%

  OIL & GAS 3.7%
  Murphy Oil Corp.+ ...............            5,298            311,257
  Pioneer Natural Resources
    Co.* ..........................            9,200            234,232
  Valero Energy Corp. .............            5,100            195,177
  Forest Oil Corp.*+ ..............            7,500            179,625
  Overseas Shipholding
    Group, Inc.+ ..................            6,300            162,855
  Pogo Producing Co. ..............            2,000             90,560
  XTO Energy, Inc. ................              200              4,198
                                                        ---------------
TOTAL OIL & GAS                                               1,177,904
                                                        ---------------



* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 13

MEDIUS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                              SHARES           (NOTE 1)
-----------------------------------------------------------------------
  ENERGY EQUIPMENT & SERVICES 1.9%
  Weatherford International
    Ltd.*+ ........................            4,000    $       151,120
  Hanover Compressor
    Co.* ..........................           14,110            139,689
  ENSCO International,
    Inc.+ .........................            5,200            139,464
  Pride International,
    Inc.*+ ........................            4,900             83,055
  Tidewater, Inc. .................            2,800             79,240
  FMC Technologies,
    Inc.* .........................                2                 43
                                                        ---------------
TOTAL ENERGY EQUIPMENT
  & SERVICES                                                    592,611
                                                        ---------------
TOTAL ENERGY                                                  1,770,515
                                                        ---------------

CONSUMER STAPLES 4.1%

  FOOD PRODUCTS 2.0%
  J.M. Smucker Co. ................            5,000            210,800
  Dean Foods Co.* .................            6,100            189,283
  Tyson Foods, Inc.--
    Class A+ ......................           13,210            186,657
  Lancaster Colony Corp. ..........            1,800             71,586
                                                        ---------------
TOTAL FOOD PRODUCTS                                             658,326
                                                        ---------------
  FOOD & DRUG RETAILING 1.1%
  Whole Foods
    Market, Inc.*+ ................            3,800            209,684
  Ruddick Corp. ...................            7,900            122,766
  BJ's Wholesale Club,
    Inc.* .........................              400              7,748
                                                        ---------------
TOTAL FOOD & DRUG RETAILING                                     340,198
                                                        ---------------
  HOUSEHOLD PRODUCTS 1.0%
  Church & Dwight Co.,
    Inc. ..........................            5,600            195,944
  Dial Corp. ......................            5,300            114,162
                                                        ---------------
TOTAL HOUSEHOLD PRODUCTS                                        310,106
                                                        ---------------
TOTAL CONSUMER STAPLES                                        1,308,630
                                                        ---------------


                                                                 MARKET
                                                                  VALUE
                                              SHARES           (NOTE 1)
-----------------------------------------------------------------------
MATERIALS 3.5%

  CHEMICALS 1.1%
  Albemarle Corp. .................            6,300    $       172,935
  Cabot Corp. .....................            2,600             74,126
  Minerals Technologies,
    Inc.+ .........................            1,100             55,990
  Crompton Corp. ..................            9,605             55,805
                                                        ---------------
TOTAL CHEMICALS                                                 358,856
                                                        ---------------
  PAPER & FOREST PRODUCTS 0.9%
  Bowater, Inc.+ ..................            4,700            197,682
  Potlatch Corp. ..................            2,800             83,216
                                                        ---------------
TOTAL PAPER & FOREST PRODUCTS                                   280,898
                                                        ---------------
  METALS & MINING 0.9%
  Peabody Energy Corp. ............            5,000            156,850
  Arch Coal, Inc.+ ................            4,200             93,282
  Carpenter Technology
    Corp. .........................              800             17,152
  AK Steel Holding
    Corp.* ........................            3,900              7,800
                                                        ---------------
TOTAL METALS & MINING                                           275,084
                                                        ---------------
  CONTAINERS & PACKAGING 0.6%
  Longview Fibre Co. ..............           13,010            127,108
  Sonoco Products Co. .............            3,500             76,825
                                                        ---------------
TOTAL CONTAINERS & PACKAGING                                    203,933
                                                        ---------------
TOTAL MATERIALS                                               1,118,771
                                                        ---------------

TELECOMMUNICATION SERVICES 0.5%

  DIVERSIFIED TELECOMMUNICATION
    SERVICES 0.3%
  Cincinnati Bell, Inc.* ..........           16,310             83,018
                                                        ---------------
TOTAL DIVERSIFIED
  TELECOMMUNICATION SERVICES                                     83,018
                                                        ---------------
  WIRELESS TELECOMMUNICATION
    SERVICES 0.2%
  Telephone & Data
    Systems, Inc. .................            1,300             73,502
                                                        ---------------
TOTAL WIRELESS
  TELECOMMUNICATION SERVICES                                     73,502
                                                        ---------------


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

14

MEDIUS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                                               (NOTE 1)
-----------------------------------------------------------------------
TOTAL TELECOMMUNICATION SERVICES                        $       156,520
                                                        ---------------
TOTAL COMMON STOCKS
  (Cost $24,335,734) ................                        27,449,849
                                                        ---------------
                                                FACE
                                              AMOUNT
                                             -------

FEDERAL AGENCY DISCOUNT NOTES  3.1%
Fannie Mae
    1.05% due 10/01/03 ..............     $1,000,000          1,000,000
                                                        ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,000,000) .................                         1,000,000
                                                        ---------------

REPURCHASE AGREEMENTS 11.0%
Repurchase Agreement (Note 6)
  0.96% due 10/01/03 ................        786,080            786,080
  0.94% due 10/01/03 ................         55,958             55,958
  0.93% due 10/01/03 ................        786,080            786,080
  0.91% due 10/01/03 ................        786,080            786,080
  0.90% due 10/01/03 ................      1,109,760          1,109,760
                                                        ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,523,958) .................                         3,523,958
                                                        ---------------
TOTAL INVESTMENTS 100%
  (Cost $28,859,692) ................                   $    31,973,807
                                                        ===============

-----------------------------------------------------------------------
                                                             UNREALIZED
                                                            GAIN (LOSS)
                                           CONTRACTS           (NOTE 1)
-----------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2003 S&P Mid Cap 400 Index
  Futures Contracts (Aggregate Market
  Value of  Contracts $5,355,000) ...             21    $       (71,651)
                                                        ===============

                                               UNITS
                                             -------

EQUITY INDEX SWAP AGREEMENT
October 2003 S&P Mid Cap 400 Index Swaps,
  Maturing 10/29/03* (Notional Value
  $14,431,877) ......................         29,337    $       612,148
                                                        ===============




*PRICE RETURN BASED ON S&P MID CAP 400 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 15


MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
COMMON STOCKS  70.9%

FINANCIALS 15.4%

  BANKS 5.4%
   S&T Bancorp, Inc. ..............         31,515    $         898,178
   South Financial Group,
     Inc. .........................         20,375              507,134
   NetBank, Inc. ..................         31,620              393,669
   Oriental Financial
     Group, Inc. ..................         14,538              352,692
   Flagstar Bancorp, Inc. .........         14,750              338,513
   Firstbank Corp./MI .............         10,533              333,896
   Allegiant Bancorp,
     Inc. .........................         16,261              328,472
   WFS Financial, Inc.* ...........          7,236              267,949
   Harbor Florida
     Bancshares, Inc. .............          8,784              234,181
   WSFS Financial Corp. ...........          5,421              228,766
   First Citizens
     BancShares, Inc.--
     Class A ......................          2,058              217,531
   Independent Bank
     Corp./MA .....................          8,175              209,362
   MAF Bancorp, Inc. ..............          4,910              187,562
   St. Francis Capital
     Corp. ........................          6,221              183,146
   Irwin Financial Corp. ..........          6,970              169,371
   CB Bancshares, Inc. ............          2,462              150,800
   Mercantile Bank Corp. ..........          4,510              149,732
   Silicon Valley
     Bancshares* ..................          4,270              117,980
   Columbia Banking
     Systems, Inc. ................          6,530              114,797
   R&G Financial Corp.--
     Class B ......................          3,100               90,520
   IBERIABANK Corp. ...............          1,550               81,561
   Provident Financial
     Services, Inc. ...............          3,977               76,199
   Umpqua Holdings
     Corp. ........................          3,100               58,993
   Staten Island Bancorp,
     Inc. .........................          2,770               53,877



                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   TierOne Corp.* .................          1,950    $          41,048
   Dime Community
     Bancshares ...................          1,640               37,720
   UCBH Holdings, Inc. ............          1,240               37,485
   GBC Bancorp/CA .................              6                  230
   Sterling Bancshares,
     Inc./TX ......................             10                  119
   Waypoint Financial
     Corp. ........................              1                   20
                                                      -----------------
TOTAL BANKS                                                   5,861,503
                                                      -----------------
  REAL ESTATE 3.8%
   Anthracite Capital,
     Inc. .........................         94,139              908,441
   Heritage Property
     Investment Trust .............         27,516              794,662
   Universal Health Realty
     Income Trust .................         20,441              554,973
   Health Care REIT, Inc. .........         13,095              403,981
   Pennsylvania Real
     Estate Investment
     Trust ........................         11,656              389,893
   Brandywine Realty
     Trust ........................         13,398              344,195
   Corrections Corp. of
     America* .....................         13,508              333,242
   Apex Mortgage Capital,
     Inc. .........................         37,538              201,954
   Tanger Factory Outlet
     Centers, Inc. ................          1,549               56,926
   Novastar Financial,
     Inc. .........................            910               52,298
   Capital Automotive
     REIT+ ........................          1,410               43,019
                                                      -----------------
TOTAL REAL ESTATE                                             4,083,584
                                                      -----------------
  INSURANCE 3.7%
   LandAmerica Financial
     Group, Inc. ..................         19,566              896,906
   Stewart Information
     Services Corp.* ..............         21,683              612,328
   21st Century Insurance
     Group ........................         41,640              573,799


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.
REIT--REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.

16

MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   ProAssurance Corp.* ............         17,304    $         446,962
   Hilb, Rogal &
     Hamilton Co. .................         12,087              375,181
   U.S.I. Holdings
     Corp.* .......................         26,592              345,962
   AmerUs Group Co.+ ..............          8,783              298,622
   PMA Capital Corp.--
     Class A+ .....................         21,178              265,360
   Commerce Group,
     Inc. .........................          5,421              205,781
                                                      -----------------
TOTAL INSURANCE                                               4,020,901
                                                      -----------------
  DIVERSIFIED FINANCIALS 2.5%
   W Holding Co., Inc. ............         38,190              683,601
   CompuCredit Corp.* .............         34,716              607,530
   GATX Corp. .....................         15,560              329,094
   Anchor BanCorp
     Wisconsin, Inc. ..............         12,185              286,104
   First Niagara Financial
     Group, Inc. ..................         16,464              248,607
   World Acceptance
     Corp.* .......................         13,297              180,174
   New Century Financial
     Corp. ........................          5,330              150,946
   Saxon Capital, Inc.* ...........          4,980               85,357
   Investment Technology
     Group, Inc.* .................          4,202               80,594
                                                      -----------------
TOTAL DIVERSIFIED FINANCIALS                                  2,652,007
                                                      -----------------
TOTAL FINANCIALS                                             16,617,995
                                                      -----------------

INFORMATION TECHNOLOGY 15.1%

  ELECTRONIC EQUIPMENT
    & INSTRUMENTS 3.3%
   Varian, Inc.* ..................         15,008              470,050
   OSI Systems, Inc.* .............         22,620              391,326
   Methode Electronics,
     Inc.--Class A ................         30,065              355,068
   DSP Group, Inc.* ...............         10,845              270,149
   Fargo Electronics,
     Inc.* ........................         17,710              223,146
   Checkpoint Systems,
     Inc.* ........................         12,791              202,098


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Benchmark
     Electronics, Inc.* ...........          4,010    $         169,503
   SureBeam Corp.--
     Class A*+ ....................         82,792              118,393
   Lexar Media, Inc.* .............          6,767              115,310
   Cognex Corp. ...................          4,270              112,258
   KEMET Corp.* ...................          7,981              101,678
   Planar Systems, Inc.* ..........          4,680              100,386
   Coherent, Inc.* ................          4,007               98,692
   Trimble Navigation
     Ltd.* ........................          4,210               97,461
   FLIR Systems, Inc.* ............          3,570               91,463
   ScanSource, Inc.* ..............          2,420               88,427
   TTM Technologies,
     Inc.* ........................          5,729               81,810
   Itron, Inc.* ...................          4,008               80,441
   Excel Technology,
     Inc.* ........................          2,457               61,425
   Keithley Instruments,
     Inc. .........................          4,277               60,519
   Research Frontiers,
     Inc.*+ .......................          4,270               48,973
   Paxar Corp.* ...................          3,060               39,168
   RadiSys Corp.* .................          2,160               38,966
   Daktronics, Inc.* ..............          2,420               38,744
   Rogers Corp.* ..................          1,240               38,465
   Veeco Instruments,
     Inc.* ........................          1,750               34,930
   Metrologic Instruments,
     Inc.* ........................            910               32,751
                                                      -----------------
TOTAL ELECTRONIC EQUIPMENT
  & INSTRUMENTS                                               3,561,600
                                                      -----------------
  SEMICONDUCTOR EQUIPMENT
    & PRODUCTS 2.9%
   Cabot Microelectronics
     Corp.*+ ......................          7,777              433,490
   Alliance Semiconductor
     Corp.* .......................         41,248              224,389
   Standard Microsystems
     Corp.* .......................          7,170              193,447
   Vitesse Semiconductor
     Corp.* .......................         28,751              184,006


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 17


MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Zoran Corp.* ...................          8,615    $         167,992
   Rudolph Technologies,
     Inc.* ........................          8,620              166,452
   Photronics, Inc.*+ .............          6,837              145,355
   OmniVision Technologies,
     Inc.*+ .......................          3,100              130,944
   Cymer, Inc.* ...................          2,460              101,352
   Siliconix, Inc.* ...............          1,950               97,968
   Skyworks Solutions,
     Inc.*+ .......................         10,540               95,914
   Entegris, Inc.*+ ...............          8,286               93,632
   Power Integrations,
     Inc.* ........................          2,760               91,742
   Exar Corp.* ....................          6,430               90,856
   Diodes, Inc.* ..................          4,010               82,566
   Kopin Corp.* ...................         10,140               70,270
   Microsemi Corp.* ...............          4,510               68,732
   GlobespanVirata, Inc.* .........          8,925               64,439
   Monolithic System
     Technology, Inc.* ............          7,578               63,731
   Conexant Systems,
     Inc.* ........................         11,140               63,052
   Ultratech, Inc.* ...............          2,050               57,851
   Mykrolis Corp.* ................          4,716               57,252
   Lattice Semiconductor
     Corp.* .......................          7,477               53,161
   Brooks Automation,
     Inc.* ........................          2,160               45,144
   Actel Corp.*+ ..................          1,850               44,345
   Cirrus Logic, Inc.* ............          6,930               38,323
   PDF Solutions, Inc.* ...........          3,270               36,788
   Kulicke & Soffa
     Industries, Inc.*                       3,370               36,531
   Xicor, Inc.* ...................          3,700               34,373
   Semtech Corp.* .................          1,850               34,151
   Helix Technology
     Corp. ........................          2,060               33,722
   Varian Semiconductor
     Equipment Associates,
     Inc.* ........................             13                  487
                                                      -----------------
TOTAL SEMICONDUCTOR
  EQUIPMENT & PRODUCTS                                        3,102,457
                                                      -----------------


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
  COMMUNICATIONS EQUIPMENT 2.0%
   Tellium, Inc.* .................        216,196    $         304,836
   CommScope, Inc.* ...............         19,564              235,942
   Adaptec, Inc.* .................         28,754              217,380
   Plantronics, Inc.* .............          7,170              171,148
   Sonus Networks,
     Inc.*+ .......................         23,840              165,211
   PC-Tel, Inc.* ..................         12,050              128,573
   Andrew Corp.*+ .................          7,370               90,577
   Echelon Corp.*+ ................          7,239               86,144
   F5 Networks, Inc.* .............          4,210               81,000
   Sycamore Networks,
     Inc.* ........................         15,050               73,745
   Black Box Corp. ................          1,750               69,668
   New Focus, Inc.* ...............         14,908               66,937
   Inter-Tel, Inc. ................          2,460               60,393
   Aspect Communications
     Corp.* .......................          6,837               56,952
   Packeteer, Inc.* ...............          4,610               55,551
   Artisan Components,
     Inc.* ........................          3,100               52,111
   FalconStor Software,
     Inc.*+ .......................          8,183               51,226
   Ditech Communications
     Corp.* .......................          5,830               51,187
   Finisar Corp.*+ ................         19,830               44,618
   ViaSat, Inc.* ..................          2,460               43,813
   Enterasys Networks,
     Inc.* ........................         10,334               41,336
   SpectraLink Corp.* .............          2,060               38,481
   Symmetricom, Inc.* .............             10                   63
   SCM Microsystems,
     Inc.* ........................              7                   51
   Concerto Software,
     Inc.* ........................              3                   26
                                                      -----------------
TOTAL COMMUNICATIONS
  EQUIPMENT                                                   2,186,969
                                                      -----------------
  COMPUTERS & PERIPHERALS 2.0%
   Transmeta
     Corp./DE* ....................        389,553            1,090,748
   Hutchinson Technology,
     Inc.* ........................          5,117              169,373


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

18

MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Avid Technology,
     Inc.*+ .......................          3,060    $         161,690
   ActivCard Corp.* ...............         18,720              153,504
   Silicon Graphics,
     Inc.*+ .......................        147,535              141,634
   Electronics for Imaging,
     Inc.* ........................          5,330              124,296
   Komag, Inc.* ...................          3,978               69,695
   Dot Hill Systems
     Corp.* .......................          4,370               60,131
   Rainbow Technologies,
     Inc.* ........................          6,267               57,280
   Stratasys, Inc.* ...............          1,110               47,308
   Overland Storage,
     Inc.* ........................          2,420               35,695
   Neoware Systems,
     Inc.* ........................          2,050               34,994
   Innovex, Inc./MN* ..............          2,960               29,452
                                                      -----------------
TOTAL COMPUTERS
  & PERIPHERALS                                               2,175,800
                                                      -----------------
  SOFTWARE 2.0%
   THQ, Inc.* .....................         16,264              267,057
   Lawson Software,
     Inc.* ........................         19,120              135,561
   Atari, Inc.* ...................         29,497              120,643
   Kronos, Inc./MA* ...............          2,250              119,047
   Sybase, Inc.* ..................          6,969              118,543
   Renaissance Learning,
     Inc.*+ .......................          4,680              110,448
   ANSYS, Inc.* ...................          2,860              101,644
   BARRA, Inc.* ...................          2,350               88,242
   MICROS Systems,
     Inc.* ........................          2,566               87,629
   RSA Security, Inc.* ............          6,130               87,536
   StorageNetworks,
     Inc.* ........................         49,030               80,409
   Ascential Software
     Corp.* .......................          4,010               74,305
   Mentor Graphics
     Corp.*+ ......................          4,210               73,801
   PracticeWorks, Inc.* ...........          3,100               66,557


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Take-Two Interactive
     Software, Inc.* ..............          1,640    $          56,039
   Legato Systems, Inc.* ..........          4,720               52,911
   Midway Games,
     Inc.*+ .......................         17,569               52,004
   Intervoice, Inc.* ..............          5,424               48,491
   Sonic Solutions, Inc.* .........          3,170               44,158
   Epicor Software
     Corp.* .......................          4,810               43,001
   Portal Software, Inc.* .........          2,998               42,722
   Progress Software
     Corp.* .......................          1,950               41,925
   MicroStrategy, Inc.--
     Class A* .....................            910               41,869
   Micromuse, Inc.* ...............          4,720               38,610
   Systems & Computer
     Technology Corp.* ............          3,570               37,235
   SAFLINK Corp.* .................          7,980               36,708
   Parametric Technology
     Corp.* .......................         11,650               36,348
   SPSS, Inc.* ....................          2,050               34,584
   Tradestation Group,
     Inc.* ........................          3,870               28,917
                                                      -----------------
TOTAL SOFTWARE                                                2,166,944
                                                      -----------------
  INTERNET SOFTWARE & SERVICES 1.6%
   EarthLink, Inc.* ...............         35,827              294,856
   Overture Services,
     Inc.* ........................          9,325              247,019
   Ariba, Inc.* ...................         63,130              191,915
   S1 Corp.* ......................         28,551              144,183
   United Online, Inc.* ...........          3,800              131,936
   AsiaInfo Holdings,
     Inc.* ........................         13,090               88,227
   j2 Global
     Communications,
     Inc.* ........................          2,250               85,118
   Ask Jeeves, Inc.*+ .............          4,410               76,734
   Akamai Technologies,
     Inc.* ........................         17,574               75,392
   Sohu.com, Inc.*+ ...............          2,420               75,262
   Internet Security
     Systems, Inc.* ...............          4,410               55,125


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 19


MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   CNET Networks,
     Inc.* ........................          7,577    $          53,645
   Websense, Inc.* ................          2,160               45,943
   TheStreet.com, Inc.* ...........          8,217               36,977
   ValueClick, Inc.* ..............          4,210               35,406
   FindWhat.com* ..................          1,750               30,240
   PEC Solutions, Inc.* ...........          1,950               28,782
                                                      -----------------
TOTAL INTERNET SOFTWARE
  & SERVICES                                                  1,696,760
                                                      -----------------
  IT CONSULTING & SERVICES 1.3%
   MPS Group, Inc.* ...............         20,133              181,197
   eFunds Corp.* ..................         14,340              177,099
   CSG Systems
     International, Inc.* .........          9,530              140,758
   Intrado, Inc.* .................          5,330              121,417
   ManTech International
     Corp.--Class A* ..............          3,870               96,286
   Keane, Inc.* ...................          7,377               94,278
   SRA International,
     Inc.--Class A* ...............          2,465               92,265
   CompuCom Systems,
     Inc.* ........................         18,928               79,498
   MedQuist, Inc.* ................          4,008               77,595
   Tier Technologies,
     Inc.--Class B* ...............          7,244               64,544
   CACI International,
     Inc.--Class A* ...............          1,450               62,133
   Titan Corp.* ...................          2,419               50,412
   Gartner, Inc.--
     Class A* .....................          4,412               48,620
   Sapient Corp.* .................         12,356               44,358
   iPayment Holdings,
     Inc.* ........................          1,550               35,278
   SYKES Enterprises,
     Inc.* ........................          5,220               34,556
   Carreker Corp.* ................              4                   32
                                                      -----------------
TOTAL IT CONSULTING & SERVICES                                1,400,326
                                                      -----------------
TOTAL INFORMATION
   TECHNOLOGY                                                16,290,856
                                                      -----------------


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY 10.2%

  SPECIALTY RETAIL 3.0%
   Hancock Fabrics,
     Inc./DE ......................         32,021    $         505,291
   Movie Gallery, Inc.* ...........         14,307              281,133
   Building Material
     Holding Corp. ................         18,817              246,503
   Pacific Sunwear of
     California, Inc.* ............          8,720              180,155
   Aaron Rents, Inc. ..............          8,080              169,276
   United Auto Group,
     Inc.* ........................          6,833              157,159
   Footstar, Inc.* ................         19,666              132,942
   West Marine, Inc.* .............          6,837              130,245
   Group 1 Automotive,
     Inc.* ........................          3,060              105,692
   Electronics Boutique
     Holdings Corp.* ..............          3,670              104,852
   PETCO Animal
     Supplies, Inc.* ..............          3,270              102,024
   Guitar Center, Inc.* ...........          3,170              101,947
   Christopher & Banks
     Corp. ........................          4,270              101,882
   Stage Stores, Inc.* ............          3,800               96,824
   Monro Muffler Brake,
     Inc.* ........................          3,165               93,684
   Friedman's, Inc.--
     Class A ......................          4,978               69,443
   Lithia Motors, Inc.--
     Class A ......................          3,402               67,938
   Finish Line, Inc.--
     Class A* .....................          2,420               63,646
   Hibbett Sporting
     Goods, Inc.* .................          2,460               58,843
   Aeropostale, Inc.* .............          2,050               55,453
   Select Comfort
     Corp.* .......................          2,050               54,325
   Mothers Work, Inc.* ............          1,640               49,774
   A.C. Moore Arts &
     Crafts, Inc.* ................          2,050               45,674
   Childrens Place Retail
     Stores, Inc.* ................          2,660               45,619


*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

20

MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Zale Corp.* ....................            810    $          35,972
   Pomeroy IT Solutions,
     Inc. .........................          2,660               33,782
   American Eagle
     Outfitters, Inc.*+ ...........          2,250               33,435
   Cato Corp.--Class A ............          1,640               33,079
   O'Reilly Automotive,
     Inc.* ........................             10                  368
   Tractor Supply Co.* ............             10                  328
   AnnTaylor Stores
     Corp.* .......................             10                  321
   Regis Corp. ....................             10                  321
   Men's Wearhouse,
     Inc.* ........................             10                  257
                                                      -----------------
TOTAL SPECIALTY RETAIL                                        3,158,187
                                                      -----------------
  HOTELS RESTAURANTS & LEISURE 2.1%
   Sonic Corp.* ...................         18,517              468,110
   P.F. Chang's China
     Bistro, Inc.*+ ...............          5,320              241,262
   Steak n Shake Co.* .............         15,762              234,854
   Ryan's Family Steak
     Houses, Inc.* ................         14,915              190,763
   Panera Bread Co.--
     Class A* .....................          3,665              150,118
   Vail Resorts, Inc.* ............          8,389              119,963
   Shuffle Master, Inc.*+ .........          2,960               80,453
   Jack in the Box, Inc.* .........          3,970               70,666
   Landry's Restaurants,
     Inc. .........................          3,400               70,040
   Rare Hospitality
     International, Inc.* .........          2,770               69,001
   Papa John's International,
     Inc.*+ .......................          2,770               68,724
   Argosy Gaming Co.* .............          2,660               64,904
   Ameristar Casinos,
     Inc.* ........................          2,460               61,598
   California Pizza Kitchen,
     Inc.* ........................          3,370               58,638
   CKE Restaurants,
     Inc.* ........................          8,990               57,985


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Scientific Games
     Corp.--Class A* ..............          4,370     $         49,862
   Isle of Capri Casinos,
     Inc.* ........................          2,350               46,553
   Lone Star Steakhouse
     & Saloon, Inc. ...............          2,160               45,144
   Red Robin Gourmet
     Burgers, Inc.* ...............          1,710               43,537
   Six Flags, Inc.* ...............          7,577               39,855
   IHOP Corp. .....................          1,110               36,463
   CEC Entertainment,
     Inc.* ........................             10                  392
   WMS Industries, Inc.* ..........             10                  227
   Aztar Corp.* ...................             10                  177
   Bally Total Fitness
     Holding Corp.* ...............             10                   86
   Pinnacle Entertainment,
     Inc.* ........................             10                   70
                                                      -----------------
TOTAL HOTELS RESTAURANTS
  & LEISURE                                                   2,269,445
                                                      -----------------
  MEDIA 2.0%
   Harris Interactive,
     Inc.* ........................         57,910              407,686
   Fidelity National
     Information
     Solutions, Inc.* .............         13,408              333,189
   Salem Communications
     Corp. /DE--
     Class A* .....................         14,745              285,906
   Emmis Communications
     Corp.--Class A* ..............         11,750              237,115
   AMC Entertainment,
     Inc.* ........................         13,906              186,340
   PRIMEDIA, Inc.* ................         51,277              146,139
   ADVO, Inc.*+ ...................          3,270              136,130
   Gray Television, Inc. ..........          7,370               86,082
   Paxson Communications
     Corp.* .......................         14,546               72,148
   ProQuest Co.* ..................          2,349               61,779
   Charter Communications,
     Inc.--Class A* ...............         14,750               60,770


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 21


MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Journal Register Co.* ..........          3,092    $          57,975
   Digital Generation
     Systems, Inc.* ...............         17,914               39,035
                                                      -----------------
TOTAL MEDIA                                                   2,110,294
                                                      -----------------
  HOUSEHOLD DURABLES 1.3%
   Kimball International,
     Inc.--Class B ................         34,709              508,834
   Yankee Candle Co.,
     Inc.* ........................         10,138              258,316
   Beazer Homes USA,
     Inc.*+ .......................          2,418              204,079
   Libbey, Inc. ...................          5,923              164,719
   Champion Enterprises,
     Inc.* ........................         24,440              155,194
   Hooker Furniture
     Corp. ........................          1,643               57,456
   Fleetwood Enterprises,
     Inc.*+ .......................          4,510               41,808
   Brookfield Homes
     Corp. ........................          2,062               38,209
   Applica, Inc. ..................             25                  151
                                                      -----------------
TOTAL HOUSEHOLD DURABLES                                      1,428,766
                                                      -----------------

  AUTO COMPONENTS 0.5%
   Standard Motor
     Products, Inc. ...............         20,975              211,847
   Tower Automotive,
     Inc.* ........................         23,033              103,649
   Aftermarket Technology
     Corp.* .......................          7,574               86,419
   Goodyear Tire &
     Rubber Co. ...................          8,920               58,604
   Superior Industries
     International, Inc. ..........          1,410               57,176
   Keystone Automotive
     Industries, Inc.* ............          1,850               40,145
                                                      -----------------
TOTAL AUTO COMPONENTS                                           557,840
                                                      -----------------
  TEXTILES & APPAREL 0.5%
   Stride Rite Corp. ..............         28,243              305,024


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Warnaco Group, Inc.* ...........          8,177    $         127,480
   DHB Industries, Inc.* ..........          9,726               42,308
   Brown Shoe Co., Inc. ...........          1,240               39,308
   K-Swiss, Inc.--
     Class A ......................              1                   36
                                                      -----------------
TOTAL TEXTILES & APPAREL                                        514,156
                                                      -----------------
  LEISURE EQUIPMENT & PRODUCTS 0.3%
   SCP Pool Corp.* ................          6,160              171,371
   K2, Inc.* ......................          7,168              106,445
   Oakley, Inc.* ..................          6,669               66,690
   Nautilus Group, Inc. ...........             10                  126
   JAKKS Pacific, Inc.* ...........             10                  122
   Meade Instruments
     Corp.* .......................              5                   17
                                                      -----------------
TOTAL LEISURE EQUIPMENT
  & PRODUCTS                                                    344,771
                                                      -----------------
  INTERNET & CATALOG RETAIL 0.3%
   ValueVision Media, Inc.--
     Class A* .....................         15,653              249,039
   Netflix, Inc.*+ ................          2,460               82,681
   Insight Enterprises,
     Inc.* ........................             10                  152
                                                      -----------------
TOTAL INTERNET &
  CATALOG RETAIL                                                331,872
                                                      -----------------
  MULTILINE RETAIL 0.1%
   Fred's, Inc. ...................          4,409              145,321
                                                      -----------------
TOTAL MULTILINE RETAIL                                          145,321
                                                      -----------------
  AUTOMOBILES 0.1%
   Thor Industries, Inc. ..........          2,460              132,889
                                                      -----------------
TOTAL AUTOMOBILES                                               132,889
                                                      -----------------
  DISTRIBUTORS 0.0%
   Handleman Co. ..................          2,154               36,359
                                                      -----------------
TOTAL DISTRIBUTORS                                               36,359
                                                      -----------------
TOTAL CONSUMER
   DISCRETIONARY                                             11,029,900
                                                      -----------------



* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

22

MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
HEALTH CARE 10.2%

  BIOTECHNOLOGY 4.2%
   deCODE genetics,
     Inc.* ........................        183,060    $         862,213
   CuraGen Corp.* .................        100,275              504,383
   Applera Corp.--
     Celera Genomics
     Group* .......................         33,370              390,095
   Lexicon Genetics,
     Inc./TX* .....................         72,247              372,794
   Tularik, Inc.* .................         17,402              171,584
   InterMune, Inc.* ...............          8,620              164,470
   SciClone
     Pharmaceuticals,
     Inc.* ........................         20,060              158,474
   Martek Biosciences
     Corp.* .......................          2,857              150,478
   ARIAD Pharmaceuticals,
     Inc.* ........................         24,143              145,341
   Abgenix, Inc.*+ ................          9,530              138,090
   Geron Corp.*+ ..................          9,830              134,671
   Gen-Probe, Inc.* ...............          2,350              127,299
   Regeneron
     Pharmaceuticals,
     Inc.* ........................          6,837              120,810
   Genencor International,
     Inc.* ........................          7,570              118,773
   Isis Pharmaceuticals,
     Inc.* ........................         15,050               98,126
   AVANT
     Immunotherapeutics,
     Inc.* ........................         30,297               73,016
   Nuvelo, Inc.* ..................         25,389               66,519
   Cell Therapeutics,
     Inc.*+ .......................          5,730               65,150
   Ligand Pharmaceuticals,
     Inc.--Class B* ...............          4,720               60,841
   Encysive
     Pharmaceuticals,
     Inc.* ........................          9,496               59,920
   Transkaryotic Therapies,
     Inc.* ........................          5,330               55,698


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Dendreon Corp.* ................          6,130    $          54,250
   OSI Pharmaceuticals,
     Inc.* ........................          1,640               53,251
   Peregrine
     Pharmaceuticals,
     Inc.*+ .......................         23,640               50,826
   Zymogenetics, Inc.* ............          3,100               45,415
   Enzo Biochem, Inc.* ............          2,160               42,142
   NeoPharm, Inc.*+ ...............          2,770               41,550
   Digene Corp.* ..................          1,010               41,269
   ILEX Oncology, Inc.* ...........          2,460               40,861
   La Jolla Pharmaceutical
     Co.* .........................          9,830               38,828
   Medarex, Inc.* .................          6,527               38,705
   ImmunoGen, Inc.* ...............          8,381               37,295
   AVI BioPharma, Inc.* ...........          7,070               36,552
                                                      -----------------
TOTAL BIOTECHNOLOGY                                           4,559,689
                                                      -----------------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.6%
   CardioDynamics
     International
     Corp.* .......................        154,413              693,314
   SurModics, Inc.*+ ..............         15,970              428,635
   Ventana Medical
     Systems, Inc.* ...............          9,635              388,290
   Thoratec Corp.* ................         15,964              271,228
   Cyberonics, Inc.* ..............          7,887              243,393
   Advanced
     Neuromodulation
     Systems, Inc.* ...............          5,320              212,268
   Kensey Nash Corp.* .............          8,619              202,374
   Viasys Healthcare,
     Inc.* ........................          9,833              198,627
   Datascope Corp. ................          5,330              163,844
   Dade Behring Holdings,
     Inc.* ........................          4,810              135,882
   Sybron Dental
     Specialties, Inc.* ...........          5,020              125,851
   Nektar Therapeutics* ...........          9,090              116,352
   INAMED Corp.* ..................          1,310               96,219
   Osteotech, Inc.* ...............         10,540               86,323
   Laserscope, Inc.* ..............          7,274               85,470


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 23


MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Intuitive Surgical,
     Inc.* ........................          4,913    $          81,949
   Cerus Corp.* ...................         13,500               62,505
   Candela Corp.* .................          4,510               57,548
   BioLase Technology,
     Inc.* ........................          4,980               56,822
   Align Technology,
     Inc.* ........................          4,410               55,169
   TriPath Imaging, Inc.* .........          5,659               49,233
   I-STAT Corp.* ..................          3,572               47,758
   EPIX Medical, Inc.* ............          2,050               34,891
   CONMED Corp.* ..................              4                   83
                                                      -----------------
TOTAL HEALTH CARE EQUIPMENT
  & SUPPLIES                                                  3,894,028
                                                      -----------------
  HEALTH CARE PROVIDERS & SERVICES 1.2%
   NDCHealth Corp. ................         22,928              480,342
   Cerner Corp.*+ .................          8,785              271,193
   Accredo Health, Inc.* ..........          4,410              123,436
   Odyssey Healthcare,
     Inc.* ........................          3,400              101,388
   Vital Images, Inc.* ............          4,408               82,513
   United Surgical
     Partners
     International, Inc.* .........          2,350               66,505
   eResearch Technology,
     Inc.* ........................          1,850               64,436
   IDX Systems Corp.* .............          2,250               52,020
   VistaCare, Inc.--
     Class A* .....................          1,240               38,812
   Mid Atlantic Medical
     Services, Inc.* ..............             10                  514
   Priority Healthcare
     Corp.--Class B* ..............             10                  205
   Hooper Holmes, Inc. ............             10                   67
                                                      -----------------
TOTAL HEALTH CARE PROVIDERS
  & SERVICES                                                  1,281,431
                                                      -----------------
  PHARMACEUTICALS 1.2%
   Guilford
     Pharmaceuticals,
     Inc.*+ .......................         59,425              367,841


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   CollaGenex
     Pharmaceuticals,
     Inc.*+ .......................         31,315    $         336,010
   Bentley
     Pharmaceuticals,
     Inc.* ........................          7,777              126,376
   Medicines Co.* .................          4,510              117,260
   MGI Pharma, Inc.* ..............          1,850               72,631
   Kos Pharmaceuticals,
     Inc.* ........................          1,850               63,640
   Durect Corp.*+ .................         17,918               60,204
   Inspire
     Pharmaceuticals,
     Inc.* ........................          2,660               45,752
   Esperion Therapeutics,
     Inc.* ........................          2,155               41,764
                                                      -----------------
TOTAL PHARMACEUTICALS                                         1,231,478
                                                      -----------------
TOTAL HEALTH CARE                                            10,966,626
                                                      -----------------

INDUSTRIALS 10.0%

  MACHINERY 2.4%
   Lindsay Manufacturing
     Co. ..........................         27,551              553,775
   Tecumseh Products
     Co.--Class A .................         12,998              484,955
   Kadant, Inc.* ..................         13,086              250,728
   Mueller Industries,
     Inc.* ........................          8,688              221,110
   Briggs & Stratton
     Corp. ........................          2,760              162,178
   ESCO Technologies,
     Inc.* ........................          2,765              125,171
   Milacron, Inc. .................         51,784              119,103
   Flowserve Corp.* ...............          4,682               95,045
   EnPro Industries,
     Inc.* ........................          8,077               77,943
   Dionex Corp.* ..................          1,410               55,498
   Ceradyne, Inc.* ................          1,710               44,238
   Lydall, Inc.* ..................          3,400               40,834
   Thomas Industries,
     Inc. .........................          1,410               40,213


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 10.

See Notes to Financial Statements.

24

MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Stewart & Stevenson
     Services, Inc. ...............          2,560    $          38,451
   Albany International
     Corp.--Class A ...............          1,240               38,242
   Robbins & Myers, Inc. ..........          1,710               38,030
   Reliance Steel &
     Aluminum Co. .................          1,710               37,945
   Kaydon Corp. ...................          1,550               36,797
   Timken Co. .....................          2,350               35,814
   CLARCOR, Inc. ..................            910               35,490
   Joy Global, Inc.* ..............          2,250               35,325
   Gardner Denver, Inc.* ..........          1,640               34,456
                                                      -----------------
TOTAL MACHINERY                                               2,601,341
                                                      -----------------
  COMMERCIAL SERVICES & SUPPLIES 2.4%
   Imagistics International,
     Inc.* ........................          8,996              260,704
   Spherion Corp.* ................         30,502              212,294
   Consolidated Graphics,
     Inc.* ........................          5,518              140,323
   Brink's Co. ....................          6,833              118,621
   ABM Industries, Inc. ...........          8,220              116,313
   United Rentals, Inc.* ..........          7,169              115,349
   Cornell Cos., Inc.* ............          6,762              111,235
   United Stationers,
     Inc.* ........................          2,350               88,548
   Korn/Ferry
     International, Inc.* .........         10,433               86,072
   John H. Harland Co. ............          2,760               73,057
   CoStar Group, Inc.* ............          2,563               66,638
   Heidrick & Struggles
     International, Inc.* .........          3,870               65,519
   SOURCECORP, Inc.* ..............          2,660               61,845
   Exult, Inc.* ...................          7,170               57,647
   Tetra Tech, Inc.* ..............          2,660               52,961
   School Specialty, Inc.* ........          1,750               49,367
   NCO Group, Inc.* ...............          1,850               43,419
   CPI Corp. ......................          2,355               43,332
   Ionics, Inc.* ..................          1,750               42,805
   CDI Corp. ......................          1,550               41,896
   Watson Wyatt &
     Company
     Holdings* ....................          1,850               41,644


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Century Business
     Services, Inc.* ..............          9,800    $          41,552
   Pre-Paid Legal
     Services, Inc.*+ .............          1,710               40,048
   G & K Services,
     Inc.--Class A ................          1,140               39,900
   Mobile Mini, Inc.* .............          2,049               39,525
   Arbitron, Inc.* ................          1,110               39,183
   Angelica Corp. .................          2,050               38,950
   Waste Connections,
     Inc.* ........................          1,110               38,950
   Rollins, Inc. ..................          2,153               38,410
   Kroll, Inc.*+ ..................          2,050               38,130
   Portfolio Recovery
     Associates, Inc.* ............          1,450               36,859
   Roto-Rooter, Inc. ..............          1,010               35,906
   Standard Register Co. ..........          2,160               35,856
   Sylvan Learning
     Systems, Inc.* ...............          1,310               35,737
   Brady Corp.--Class A ...........          1,110               35,309
   Insurance Auto Auctions,
     Inc.* ........................          3,100               34,875
   Navigant Consulting,
     Inc.* ........................          2,565               31,575
   Central Parking Corp. ..........          2,559               31,348
                                                      -----------------
TOTAL COMMERCIAL SERVICES
  & SUPPLIES                                                  2,521,702
                                                      -----------------
  ROAD & RAIL 2.1%
   Covenant Transport,
     Inc.--Class A* ...............         58,217            1,071,193
   Dollar Thrifty
     Automotive Group,
     Inc.* ........................         18,111              411,482
   Kansas City Southern* ..........         16,770              185,644
   Florida East Coast
     Industries, Inc. .............          6,429              184,834
   Roadway Corp. ..................          2,760              134,605
   Arkansas Best Corp. ............          4,817              132,467
   Yellow Corp.* ..................          1,410               42,131
   USF Corp. ......................          1,240               39,023
   Heartland Express, Inc. ........              9                  216
                                                      -----------------
TOTAL ROAD & RAIL                                             2,201,595
                                                      -----------------


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 25


MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
  AIRLINES 0.8%
   SkyWest, Inc. ..................         15,150    $         262,398
   Continental Airlines,
     Inc.--Class B*+ ..............          9,926              164,573
   AMR Corp.*+ ....................         13,294              152,216
   AirTran Holdings,
     Inc.* ........................          5,618               94,102
   Alaska Air Group,
     Inc.* ........................          2,357               65,572
   America West Holdings
     Corp.--Class B*+ .............          5,930               57,699
   Frontier Airlines, Inc.* .......          3,100               51,026
   Atlantic Coast Airlines
     Holdings, Inc.* ..............          4,910               41,784
                                                      -----------------
TOTAL AIRLINES                                                  889,370
                                                      -----------------
  ELECTRICAL EQUIPMENT 0.8%
   Acuity Brands, Inc. ............         16,769              302,848
   Global Power Equipment
     Group, Inc.* .................         52,590              277,149
   Belden, Inc. ...................          3,700               64,639
   Valence Technology,
     Inc.* ........................         11,788               40,197
   Power-One, Inc.* ...............          3,870               39,822
   MagneTek, Inc.* ................          7,682               38,026
   Baldor Electric Co. ............          1,750               36,943
   Regal-Beloit Corp. .............          1,710               34,884
   II-VI, Inc.* ...................          1,550               30,985
                                                      -----------------
TOTAL ELECTRICAL EQUIPMENT                                      865,493
                                                      -----------------
  AEROSPACE & DEFENSE 0.4%
   DRS Technologies,
     Inc.* ........................          6,427              155,084
   Triumph Group,
     Inc.* ........................          1,550               46,190
   Armor Holdings,
     Inc.* ........................          2,560               42,880
   Kaman Corp.--
     Class A ......................          3,060               39,658
   Alliant Techsystems,
     Inc.* ........................            810               38,920
   Aviall, Inc.* ..................          3,060               37,883


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Esterline Technologies
     Corp.* .......................          1,950    $          37,615
   Teledyne Technologies,
     Inc.* ........................          2,560               37,248
                                                      -----------------
TOTAL AEROSPACE & DEFENSE                                       435,478
                                                      -----------------
  CONSTRUCTION & ENGINEERING 0.3%
   Washington Group
     International, Inc.* .........          8,280              223,146
   Insituform
     Technologies,
     Inc.--Class A* ...............          3,870               68,731
   Quanta Services, Inc.* .........          4,273               35,338
                                                      -----------------
TOTAL CONSTRUCTION
  & ENGINEERING                                                 327,215
                                                      -----------------
  TRADING COMPANIES & DISTRIBUTORS 0.3%
   Hughes Supply, Inc. ............          5,620              182,369
   Aceto Corp. ....................          3,800               53,200
   Lawson Products, Inc. ..........          1,410               37,858
   Applied Industrial
     Technologies, Inc. ...........          1,710               33,978
                                                      -----------------
TOTAL TRADING COMPANIES
  & DISTRIBUTORS                                                307,405
                                                      -----------------
  INDUSTRIAL CONGLOMERATES 0.2%
   United Capital Corp. ...........          7,974              143,532
   Tredegar Corp. .................          3,370               50,718
   Standex International
     Corp. ........................          1,710               41,553
                                                      -----------------
TOTAL INDUSTRIAL
  CONGLOMERATES                                                 235,803
                                                      -----------------
  BUILDING PRODUCTS 0.2%
   USG Corp.* .....................          4,372               75,373
   ElkCorp ........................          2,250               53,010
   American Woodmark
     Corp. ........................            810               36,255
   Simpson Manufacturing
     Co., Inc.* ...................            840               34,348
                                                      -----------------
TOTAL BUILDING PRODUCTS                                         198,986
                                                      -----------------


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

26

MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
  MARINE 0.1%
   Alexander & Baldwin,
     Inc. .........................          3,100    $          87,048
   Kirby Corp.* ...................          1,310               37,597
                                                      -----------------
TOTAL MARINE                                                    124,645
                                                      -----------------
TOTAL INDUSTRIALS                                            10,709,033
                                                      -----------------

MATERIALS 2.9%

  CHEMICALS 1.6%
   Arch Chemicals, Inc. ...........         24,445              508,456
   Headwaters, Inc.*+ .............         25,891              416,845
   Great Lakes Chemical
     Corp. ........................         17,913              360,230
   FMC Corp.* .....................         10,736              270,547
   Wellman, Inc. ..................         13,294               99,838
   W.R. Grace & Co.* ..............         14,211               44,054
   Scotts Co.--Class A* ...........             10                  547
   MacDermid, Inc. ................             10                  265
   H.B. Fuller Co. ................             10                  243
   Georgia Gulf Corp. .............             10                  234
   Cambrex Corp. ..................             10                  227
   OM Group, Inc.* ................             10                  146
   Crompton Corp. .................             20                  116
   PolyOne Corp. ..................             20                   79
                                                      -----------------
TOTAL CHEMICALS                                               1,701,827
                                                      -----------------
  METALS & MINING 0.6%
   USEC, Inc. .....................         24,146              157,673
   Liquidmetal
     Technologies,
     Inc.*+ .......................         37,878              119,316
   Steel Dynamics, Inc.* ..........          6,767              102,452
   Massey Energy Co. ..............          6,670               88,711
   Royal Gold, Inc.+ ..............          3,370               61,671
   Commercial Metals
     Co. ..........................          3,270               60,070
   Arch Coal, Inc.+ ...............          2,660               59,079
   Hecla Mining Co.* ..............          5,830               30,549
   Century Aluminum
     Co.* .........................             29                  315
   A.M. Castle & Co.* .............             40                  178


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Ryerson Tull, Inc. .............             10    $              78
   Allegheny Technologies,
     Inc. .........................             10                   65
   Commonwealth
     Industries, Inc. .............             10                   47
                                                      -----------------
TOTAL METALS & MINING                                           680,204
                                                      -----------------
  PAPER & FOREST PRODUCTS 0.5%
   Potlatch Corp. .................          9,093              270,244
   Louisiana-Pacific
     Corp.*+ ......................         15,151              208,781
   Buckeye Technologies,
     Inc.* ........................             28                  255
   Pope & Talbot, Inc. ............              3                   45
                                                      -----------------
TOTAL PAPER & FOREST PRODUCTS                                   479,325
                                                      -----------------
  CONTAINERS & PACKAGING 0.2%
   Crown Holdings,
     Inc.* ........................         27,110              182,992
   AptarGroup, Inc. ...............             10                  367
   Rock-Tenn Co.--
     Class A ......................             10                  146
   Myers Industries, Inc. .........             10                  100
                                                      -----------------
TOTAL CONTAINERS & PACKAGING                                    183,605
                                                      -----------------
  CONSTRUCTION MATERIALS 0.0%
   Ameron International
     Corp. ........................          1,143               37,730
   Florida Rock Industries,
     Inc. .........................             10                  496
                                                      -----------------
TOTAL CONSTRUCTION MATERIALS                                     38,226
                                                      -----------------
TOTAL MATERIALS                                               3,083,187
                                                      -----------------

ENERGY 2.6%

  OIL & GAS 2.6%
   Overseas Shipholding
     Group, Inc.+ .................         39,189            1,013,036
   Energy Partners Ltd.* ..........         74,571              829,229
   Evergreen Resources,
     Inc.*+ .......................         19,258              519,966
   Cimarex Energy Co.* ............          3,400               66,640


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 27


MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Spinnaker Exploration
     Co.* .........................          1,750    $          42,000
   Nuevo Energy Co.* ..............          2,160               39,247
   Vintage Petroleum,
     Inc. .........................          3,470               37,753
   Cabot Oil & Gas
     Corp. ........................          1,450               37,700
   Frontier Oil Corp. .............          2,560               37,632
   Remington Oil & Gas
     Corp.* .......................          2,060               37,389
   Tesoro Petroleum
     Corp.* .......................          4,376               37,021
   Stone Energy Corp.* ............          1,010               35,633
   Newfield Exploration
     Co.* .........................             10                  386
                                                      -----------------
TOTAL OIL & GAS                                               2,733,632
                                                      -----------------
  ENERGY EQUIPMENT & SERVICES 0.0%
   Unit Corp.* ....................          1,750               32,970
   Input/Output, Inc.* ............             34                  133
   Cal Dive International,
     Inc.* ........................              4                   78
   GulfMark Offshore,
     Inc.* ........................              1                   14
                                                      -----------------
TOTAL ENERGY EQUIPMENT
  & SERVICES                                                     33,195
                                                      -----------------
TOTAL ENERGY                                                  2,766,827
                                                      -----------------

CONSUMER STAPLES 2.2%

  FOOD PRODUCTS 1.2%
   Peet's Coffee & Tea,
     Inc.*+ .......................         22,827              446,268
   Sanderson Farms,
     Inc. .........................         10,833              340,806
   Pilgrims Pride Corp.--
     Class B ......................         13,604              170,050
   Chiquita Brands
   International, Inc.* ...........          6,225              110,182
   Central Garden & Pet
     Co.* .........................          3,370               88,024
   Lance, Inc. ....................          3,870               38,468


                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Delta and Pine Land
     Co. ..........................          1,550    $          35,666
                                                      -----------------
TOTAL FOOD PRODUCTS                                           1,229,464
                                                      -----------------
  FOOD & DRUG RETAILING 0.4%
   Central European
     Distribution
     Corp.*+ ......................          7,470              204,305
   United Natural Foods,
     Inc.* ........................          3,670              121,807
   7-Eleven, Inc.* ................          4,417               60,645
   Duane Reade, Inc.* .............          2,250               35,888
   Casey's General Stores,
     Inc. .........................          2,460               34,514
   Performance Food
     Group Co.* ...................             10                  407
                                                      -----------------
TOTAL FOOD & DRUG RETAILING                                     457,566
                                                      -----------------
  BEVERAGES 0.4%
   Coca-Cola Bottling Co.
     Consolidated .................          7,677              385,001
                                                      -----------------
TOTAL BEVERAGES                                                 385,001
                                                      -----------------
  PERSONAL PRODUCTS 0.1%
   USANA Health
     Sciences, Inc.* ..............          2,760              133,170
                                                      -----------------
TOTAL PERSONAL PRODUCTS                                         133,170
                                                      -----------------
  TOBACCO 0.1%
   Vector Group Ltd. ..............          6,428               92,563
                                                      -----------------
TOTAL TOBACCO                                                    92,563
                                                      -----------------
  HOUSEHOLD PRODUCTS 0.0%
   WD-40 Co. ......................          1,310               41,514
                                                      -----------------
TOTAL HOUSEHOLD PRODUCTS                                         41,514
                                                      -----------------
TOTAL CONSUMER STAPLES                                        2,339,278
                                                      -----------------

UTILITIES 1.4%

  GAS UTILITIES 0.8%
   Northwest Natural
     Gas Co. ......................         10,340              299,860
   Atmos Energy Corp. .............         12,050              288,477


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

28

MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
   Laclede Group, Inc. ............          7,982    $         215,594
   Cascade Natural Gas
     Corp. ........................          2,050               40,180
   Southern Union Co.* ............          2,350               39,950
   UGI Corp. ......................          1,240               35,873
                                                      -----------------
TOTAL GAS UTILITIES                                             919,934
                                                      -----------------
  ELECTRIC UTILITIES 0.3%
   Allegheny Energy,
     Inc.* ........................         11,779              107,660
   El Paso Electric Co.* ..........          6,368               73,550
   CMS Energy Corp. ...............          6,054               44,618
   UIL Holdings Corp. .............          1,110               38,839
   Central Vermont Public
     Service Corp. ................          1,750               38,815
   Empire District Electric
     Co. ..........................          1,750               38,500
                                                      -----------------
TOTAL ELECTRIC UTILITIES                                        341,982
                                                      -----------------
  MULTI-UTILITIES 0.2%
   Sierra Pacific Resources
     Corp.*+ ......................         35,590              172,612
                                                      -----------------
TOTAL MULTI-UTILITIES                                           172,612
                                                      -----------------
  WATER UTILITIES 0.1%
   California Water
     Service Group ................          2,466               63,647
   American States Water
     Co. ..........................          1,550               36,534
                                                      -----------------
TOTAL WATER UTILITIES                                           100,181
                                                      -----------------
TOTAL UTILITIES                                               1,534,709
                                                      -----------------





                                                                 MARKET
                                                                  VALUE
                                            SHARES             (NOTE 1)
-----------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.9%

  DIVERSIFIED TELECOMMUNICATION
    SERVICES 0.6%
   Cincinnati Bell, Inc.* .........         38,188    $         194,377
   Golden Telecom, Inc.* ..........          6,221              170,082
   McLeodUSA, Inc.--
     Class A*+ ....................         60,802               84,515
   Primus
     Telecommunications
     Group, Inc.*+ ................         11,140               75,195
   General Communication,
     Inc.--Class A* ...............          4,910               40,851
   Talk America Holdings,
     Inc.* ........................          3,060               34,915
                                                      -----------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION
  SERVICES                                                      599,935
                                                      -----------------
  WIRELESS TELECOMMUNICATION
    SERVICES 0.3%
   Boston
     Communications
     Group, Inc.*+ ................         10,440              104,097
   At Road, Inc.* .................          6,527               87,788
   NII Holdings, Inc.--
     Class B* .....................          1,310               78,194
   Western Wireless
     Corp.--Class A* ..............          3,800               70,832
                                                      -----------------
TOTAL WIRELESS
  TELECOMMUNICATION
  SERVICES                                                      340,911
                                                      -----------------
TOTAL TELECOMMUNICATION
   SERVICES                                                     940,846
                                                      -----------------
TOTAL COMMON STOCKS
  (Cost $74,941,249) ..............                          76,279,257
                                                      -----------------




* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 29


MEKROSFUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                              FACE                VALUE
                                            AMOUNT             (NOTE 1)
-----------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  9.3%
Fannie Mae
  1.05% due 10/01/03 ................  $10,000,000    $      10,000,000
                                                      -----------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $10,000,000) ................                        10,000,000
                                                      -----------------

REPURCHASE AGREEMENTS 19.8%
Repurchase Agreement (Note 6)
  0.96% due 10/01/03 ................    4,754,171            4,754,171
  0.94% due 10/01/03 ................      338,432              338,432
  0.93% due 10/01/03 ................    4,754,171            4,754,171
  0.91% due 10/01/03 ................    4,754,171            4,754,171
  0.90% due 10/01/03 ................    6,711,770            6,711,770
                                                      -----------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $21,312,715) ................                        21,312,715
                                                      -----------------
TOTAL INVESTMENTS 100%
  (Cost $106,253,964) ...............                 $     107,591,972
                                                      =================

-----------------------------------------------------------------------
                                                             UNREALIZED
                                                            GAIN (LOSS)
                                         CONTRACTS             (NOTE 1)
-----------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2003 Russell 2000 Index
  Futures Contracts
  (Aggregate Market Value of
  Contracts $53,271,750) ............          219    $      (2,390,762)
December 2003 Russell 2000 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $10,930,500) ............          225             (193,751)
                                                      -----------------
(TOTAL AGGREGATE MARKET
  VALUE OF CONTRACTS $64,202,250) ...                 $      (2,584,513)
                                                      =================

                                             UNITS
                                          --------

EQUITY INDEX SWAP AGREEMENTS
October 2003 Russell 2000 Index
  Swap, Maturing 10/01/03*
  (Notional Value $24,203,032) ......       49,629    $      (1,110,629)
October 2003 Russell 2000 Index
  Swap, Maturing 10/29/03*
  (Notional Value $707,902) .........       12,785            2,874,558
                                                      -----------------
(TOTAL NOTIONAL VALUE $24,910,934) ..                 $       1,763,929
                                                      =================



*PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE
 RATE.

See Notes to Financial Statements.

30

U.S. GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                               FACE               VALUE
                                             AMOUNT            (NOTE 1)
-----------------------------------------------------------------------
U. S. TREASURY OBLIGATIONS  79.1%
U.S. Treasury Bond
  5.38% due 02/15/31 ................   $57,958,000     $    62,341,074
                                                        ---------------
TOTAL U. S. TREASURY OBLIGATIONS
  (Cost $58,234,681) ................                        62,341,074
                                                        ---------------

REPURCHASE AGREEMENTS  20.9%
Repurchase Agreement (Note 6)
  0.96% due 10/01/03 ................     3,680,077           3,680,077
  0.94% due 10/01/03 ................       261,972             261,972
  0.93% due 10/01/03 ................     3,680,077           3,680,077
  0.91% due 10/01/03 ................     3,680,077           3,680,077
  0.90% due 10/01/03 ................     5,195,404           5,195,404
                                                        ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $16,497,607) ................                        16,497,607
                                                        ---------------
TOTAL INVESTMENTS 100%
  (Cost $74,732,288) ................                   $    78,838,681
                                                        ===============




-----------------------------------------------------------------------
                                                             UNREALIZED
                                                                   GAIN
                                          CONTRACTS            (NOTE 1)
-----------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2003 U.S. Treasury
  Bond Futures Contracts
  (Aggregate Market Value of
  Contracts $22,125,563) ............           197     $       844,296
                                                        ===============




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 31

LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                               FACE               VALUE
                                             AMOUNT            (NOTE 1)
-----------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  80.6%
Federal Home Loan Bank
  1.01% due 10/22/03 ................    $5,000,000     $     4,997,054
                                                        ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $4,997,054) .................                         4,997,054
                                                        ---------------

REPURCHASE AGREEMENTS  19.4%
Repurchase Agreement (Note 6)
  0.96% due 10/01/03 ................       267,807             267,807
  0.94% due 10/01/03 ................        19,064              19,064
  0.93% due 10/01/03 ................       267,807             267,807
  0.91% due 10/01/03 ................       267,807             267,807
  0.90% due 10/01/03 ................       378,080             378,080
                                                        ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,200,565) .................                         1,200,565
                                                        ---------------
TOTAL INVESTMENTS 100%
  (Cost $6,197,619) .................                   $     6,197,619
                                                        ===============




-----------------------------------------------------------------------
                                                             UNREALIZED
                                                            GAIN (LOSS)
                                          CONTRACTS            (NOTE 1)
-----------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2003 Euro Currency
  Futures Contracts
  (Aggregate Market Value of
  Contracts $435,750) ...............             3     $        16,920
                                                        ===============

                                              UNITS
                                            -------

EQUITY INDEX SWAP AGREEMENT
October 2003 Dow Jones Europe
  STOXX 50 Index Swap,
  Maturing 10/09/03*
  (Notional Value $7,852,385) .......         2,750     $       (95,867)
                                                        ===============

* PRICE RETURN BASED ON DOW JONES EUROPE STOXX 50 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

32

LARGE-CAP JAPAN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                                                 MARKET
                                               FACE               VALUE
                                             AMOUNT            (NOTE 1)
-----------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  83.8%
Federal Home Loan Bank
  1.00% due 10/17/03 ................   $50,000,000     $    49,977,778
  0.97% due 10/02/03 ................     5,000,000           4,999,865
                                                        ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $54,977,643) ................                        54,977,643
                                                        ---------------

REPURCHASE AGREEMENTS  16.2%
Repurchase Agreement (Note 6)
  0.96% due 10/01/03 ................     2,376,715           2,376,715
  0.94% due 10/01/03 ................       169,190             169,190
  0.93% due 10/01/03 ................     2,376,715           2,376,715
  0.91% due 10/01/03 ................     2,376,715           2,376,715
  0.90% due 10/01/03 ................     3,355,363           3,355,363
                                                        ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $10,654,698) ................                        10,654,698
                                                        ---------------
TOTAL INVESTMENTS 100%
  (Cost $65,632,341) ................                   $    65,632,341
                                                        ===============




-----------------------------------------------------------------------
                                                             UNREALIZED
                                                            GAIN (LOSS)
                                          CONTRACTS            (NOTE 1)
-----------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2003 Yen Currency
  Exchange Futures Contracts
  (Aggregate Market Value of
  Contracts $5,397,600) .............            48     $       138,213
December 2003 Nikkei 225
  Futures Contracts
  (Aggregate Market Value of
  Contracts $2,692,400) .............            53            (148,911)
                                                        ---------------
(TOTAL AGGREGATE MARKET
  VALUE OF CONTRACTS $8,090,000) ....                   $       (10,698)
                                                        ===============

                                              UNITS
                                            -------

EQUITY INDEX SWAP AGREEMENT
October 2003 Topix 100 Index Swap,
  Maturing 10/09/03* (Notional
  Value $82,585,040) ................    12,430,374     $     1,418,265
                                                        ===============



*PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE
 RATE.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 33

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                                                                  MARKET
                                                            FACE                   VALUE
                                                          AMOUNT                (NOTE 1)
----------------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 89.3%
Fannie Mae
  1.07% due 12/01/03+ ..........................   $  50,000,000          $   49,909,347
  1.05% due 12/24/03 ...........................      50,000,000              49,877,500
  0.97% due 10/01/03 ...........................      25,000,000              25,000,000
  1.00% due 10/08/03 ...........................      25,000,000              24,995,139
  1.06% due 11/05/03 ...........................      25,000,000              24,974,236
  1.04% due 12/24/03 ...........................      25,000,000              24,939,334
  1.25% due 01/09/04+ ..........................      25,000,000              24,913,195
  1.00% due 10/15/03 ...........................      10,000,000               9,996,111
  1.33% due 12/12/03 ...........................       3,500,000               3,490,690
Farmer Mac
  1.03% due 10/10/03 ...........................      50,000,000              49,987,125
  1.05% due 11/25/03+ ..........................      50,000,000              49,919,792
  1.05% due 11/24/03 ...........................      39,000,000              38,938,575
  1.00% due 10/14/03 ...........................      25,000,000              24,990,972
  1.03% due 12/18/03 ...........................      25,000,000              24,944,208
  1.04% due 12/30/03 ...........................      25,000,000              24,935,000
  1.05% due 11/03/03 ...........................      16,000,000              15,984,600
  1.02% due 10/03/03 ...........................      15,000,000              14,999,150
  1.03% due 10/16/03 ...........................      10,000,000               9,995,708
  1.06% due 11/17/03 ...........................      10,000,000               9,986,161
Federal Farm Credit Bank
  0.99% due 10/03/03 ...........................      25,000,000              24,998,625
  1.25% due 10/15/03 ...........................      25,000,000              24,987,847
  1.01% due 11/03/03 ...........................      25,000,000              24,976,854
  1.01% due 11/26/03 ...........................      25,000,000              24,960,722
  1.00% due 12/08/03 ...........................      25,000,000              24,952,778
  1.00% due 11/18/03 ...........................      21,000,000              20,972,000
  1.00% due 10/09/03 ...........................      15,000,000              14,996,667
  1.00% due 01/15/04 ...........................      15,000,000              14,955,834
  1.01% due 12/29/03 ...........................      11,000,000              10,972,534
  1.00% due 10/01/03 ...........................       5,000,000               5,000,000
Federal Home Loan Bank
  1.02% due 11/26/03 ...........................     100,000,000              99,841,333
  1.03% due 10/08/03 ...........................      50,000,000              49,989,986
  1.01% due 10/10/03 ...........................      50,000,000              49,987,375
  1.04% due 10/31/03 ...........................      50,000,000              49,956,667
  1.02% due 11/10/03 ...........................      50,000,000              49,943,333
  1.01% due 11/12/03 ...........................      50,000,000              49,941,083
  1.00% due 11/18/03+ ..........................      35,000,000              34,953,333
  1.00% due 10/03/03 ...........................      25,000,000              24,998,611
  1.04% due 10/08/03 ...........................      25,000,000              24,994,945
  0.98% due 10/10/03 ...........................      25,000,000              24,993,875
  1.01% due 10/24/03 ...........................      25,000,000              24,983,868



+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

34

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                                  MARKET
                                                            FACE                   VALUE
                                                          AMOUNT                (NOTE 1)
----------------------------------------------------------------------------------------
  1.02% due 12/03/03 ...........................   $  25,000,000          $   24,955,375
  1.04% due 12/02/03 ...........................      25,000,000              24,955,222
  1.02% due 12/05/03 ...........................      25,000,000              24,953,958
  1.01% due 12/17/03 ...........................      25,000,000              24,945,993
  1.02% due 12/24/03 ...........................      25,000,000              24,940,500
  1.03% due 01/05/04 ...........................      25,000,000              24,931,333
  1.02% due 10/29/03 ...........................      23,000,000              22,981,753
  1.04% due 11/05/03 ...........................      14,000,000              13,985,845
  1.05% due 01/14/04 ...........................      10,000,000               9,969,375
  1.03% due 10/29/03 ...........................       4,500,000               4,496,395
Freddie Mac
  1.02% due 10/16/03 ...........................      25,000,000              24,989,427
  1.23% due 11/07/03 ...........................      25,000,000              24,968,524
  1.23% due 12/15/03 ...........................      25,000,000              24,935,938
  1.31% due 12/31/03 ...........................      20,000,000              19,933,772
                                                                      ------------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,475,078,523) ........................                           1,475,078,523
                                                                      ------------------

FEDERAL AGENCY BONDS  0.6%
Federal Home Loan Bank Bond
  1.42% due 04/21/04 ...........................      10,000,000              10,000,000
                                                                      ------------------
TOTAL FEDERAL AGENCY BONDS
  (Cost $10,000,000) ...........................                              10,000,000
                                                                      ------------------

TIME DEPOSITS  0.9%
Euro Time Deposits
  1.03% due 10/01/03 ...........................      15,000,000              15,000,000
                                                                      ------------------
TOTAL TIME DEPOSITS
  (Cost $15,000,000) ...........................                              15,000,000
                                                                      ------------------

REPURCHASE AGREEMENTS  9.2%
Individual Repurchase Agreement
  Lehman Brothers, Inc. at 0.94%
  due 10/01/03 .................................     151,994,804             151,994,804
  (Secured by U.S. Treasury Note at a rate of                         ------------------
  2.00% and maturing 8/31/05, as collateral,
  with a market value of $155,047,179)
TOTAL REPURCHASE AGREEMENTS
  (Cost $151,994,804) ..........................                             151,994,804
                                                                      ------------------
TOTAL INVESTMENTS 100%
  (Cost $1,652,073,327) ........................                          $1,652,073,327
                                                                      ==================




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 35




--------------------------------------------------------------------------------


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36 & 37 SEMI-ANNUAL REPORT


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              September 30, 2003
--------------------------------------------------------------------------------


                                                          NOVA          URSA            OTC        ARKTOS       MEDIUS        MEKROS
                                                          FUND          FUND           FUND          FUND         FUND          FUND
                                                  ------------  ------------   ------------  ------------  -----------  ------------
ASSETS
Securities at Value* (Notes 1, 2 and 6) ........  $         --  $         --   $848,415,230  $         --  $31,973,807  $107,591,972
Investments in Master Portfolio** (Note 3) .....    218,466,205  638,422,693             --   247,730,186           --            --
Collateral for Securities Loaned (Note 10) .....            --            --    350,230,686            --    5,309,643     6,823,343
Segregated Cash with Broker ....................            --            --        801,000            --    1,813,725    10,951,530
Cash in Custodian Bank (Note 1) ................            --        31,127             --            --           --            --
Receivable for Equity Index Swap Settlement
 (Note 1)                                                   --            --             --            --      529,288     6,882,898
Receivable for Securities Sold (Note 1) ........            --            --      3,961,965            --    6,463,558    11,908,761
Receivable for Shares Purchased ................     8,204,625    18,582,770      8,330,353    13,096,654      406,517     3,226,131
Investment Income Receivable (Note 1) ..........            --            --         18,659            --       27,309       117,032
Receivable from Master Portfolio ...............           899           978             --           433           --            --
Other Assets ...................................            --            --             --        33,838           --            --
                                                  ------------  ------------  -------------  ------------  -----------  ------------
  TOTAL ASSETS .................................   226,671,729   657,037,568  1,211,757,893   260,861,111   46,523,847   147,501,667
                                                  ------------  ------------  -------------  ------------  -----------  ------------

LIABILITIES
Payable for Equity Index Swap
  Settlement (Note 1) ..........................            --            --             --            --           --     2,865,967
Payable for Futures Contracts
  Settlement (Note 1) ..........................            --            --        267,000            --       68,570     1,081,363
Payable upon Return of Securities
  Loaned (Note 10) .............................            --            --    350,230,686            --    5,309,643     6,823,343
Payable for Securities
  Purchased (Note 1) ...........................     1,930,621    11,604,885             --     7,278,981           --            --
Liability for Shares Redeemed ..................     6,206,997     6,867,133     14,154,711     5,770,960    9,588,216    24,040,555
Investment Advisory Fee Payable (Note 4) .......            --            --        536,969            --       35,718       154,357
Transfer Agent Fee Payable (Note 4) ............        43,714        98,686        178,990        31,626        9,922        42,877
Distribution and Service Fee Payable (Note 4) ..        12,290        23,909         11,876         2,437        2,650         8,923
Portfolio Accounting Fee Payable (Note 4) ......        17,486        34,119         48,294        12,650        3,969        17,132
Custody Fees Payable ...........................            --            --         23,626            --        1,310         5,732
Other Liabilities ..............................        23,428        52,656         95,576        16,522        5,271        22,940
                                                  ------------  ------------   ------------  ------------  -----------  ------------
  TOTAL LIABILITIES ............................     8,234,536    18,681,388    365,547,728    13,113,176   15,025,269    35,063,189
                                                  ------------  ------------   ------------  ------------  -----------  ------------
NET ASSETS (NOTE 9) ............................  $218,437,193  $638,356,180   $846,210,165  $247,747,935  $31,498,578  $112,438,478
                                                  ============  ============   ============  ============  ===========  ============
INVESTOR CLASS:
Net Assets .....................................  $154,656,040  $545,769,855   $801,711,522  $227,671,228          N/A           N/A
Shares Outstanding .............................     7,790,082    49,906,212     90,676,335     7,901,339
Net Asset Value Per Share ......................        $19.85        $10.94          $8.84        $28.81

ADVISOR CLASS:
Net Assets .....................................   $42,497,469   $51,190,503    $32,440,917    $2,420,967          N/A           N/A
Shares Outstanding .............................     2,198,222     4,822,355      3,767,903        84,078
Net Asset Value Per Share ......................        $19.33        $10.62          $8.61        $28.79

H CLASS:
Net Assets .....................................           N/A           N/A            N/A           N/A  $24,860,254  $ 85,967,299
Shares Outstanding .............................                                                             1,117,639     4,347,678
Net Asset Value Per Share ......................                                                                $22.24        $19.77

C CLASS:
Net Assets .....................................   $21,283,684   $41,395,822    $12,057,726   $17,655,740   $6,638,324  $ 26,471,179
Shares Outstanding .............................     1,101,173     3,877,874      1,403,131       630,631      303,105     1,363,999
Net Asset Value Per Share ......................        $19.33        $10.67          $8.59        $28.00       $21.90        $19.41

*  THE COST OF SECURITIES AT VALUE IS $0, $0, $551,759,937, $0, $28,859,692 AND
   $106,253,964, RESPECTIVELY.
** THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $220,725,008, $643,800,610,
   $0, $254,572,746, $0 AND $0, RESPECTIVELY.

See Notes to Financial Statements.

38 & 39 SEMI-ANNUAL REPORT


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED) September 30, 2003
-------------------------------------------------------------------------------

                                                                                                                 U.S.
                                                          U.S.                   LARGE-CAP   LARGE-CAP     GOVERNMENT
                                                    GOVERNMENT         JUNO         EUROPE       JAPAN          MONEY
                                                     BOND FUND         FUND           FUND        FUND    MARKET FUND
                                                   ----------- ------------     ---------- ----------- --------------
ASSETS
Securities at Value* (Notes 1, 2 and 6) ........   $78,838,681 $         --     $6,197,619 $65,632,341 $1,652,073,327
Investments in Master Portfolio**
  (Note 3) .....................................            --  674,380,334             --          --             --
Collateral for Securities Loaned
  (Note 10) ....................................            --           --             --          --    160,000,000
Segregated Cash with Broker ....................       481,500           --      1,477,861   8,907,109             --
Receivable for Equity Index Swap
  Settlement (Note 1) ..........................            --           --             --     841,349             --
Receivable for Futures Contracts
  Settlement (Note 1) ..........................       405,804           --          2,250          --             --
Receivable for Securities Sold (Note 1) ........     4,725,068           --             --          --             --
Receivable for Shares Purchased ................     4,397,897   23,089,913        500,524   1,268,556    171,582,519
Investment Income Receivable (Note 1) ..........       398,294           --             31         273         76,644
Receivable from Master Portfolio ...............            --          102             --          --             --
                                                   ----------- ------------     ---------- ----------- --------------
  TOTAL ASSETS .................................    89,247,244  697,470,349      8,178,285  76,649,628  1,983,732,490
                                                   ----------- ------------     ---------- ----------- --------------

LIABILITIES
Payable for Equity Index Swap
  Settlement (Note 1) ..........................            --           --        161,301          --             --
Payable for Futures Contracts
  Settlement (Note 1) ..........................            --           --             --      60,150             --
Payable upon Return of Securities
  Loaned (Note 10) .............................            --           --             --          --    160,000,000
Payable for Securities Purchased (Note 1) ......            --   15,474,521             --          --             --
Liability for Shares Redeemed ..................    10,209,507    7,404,738      1,846,683   7,987,872     84,457,990
Investment Advisory Fee Payable (Note 4) .......        25,780           --          6,533      58,509        644,688
Transfer Agent Fee Payable (Note 4) ............        10,312      136,258          1,815      16,252        250,649
Distribution and Service Fee
  Payable (Note 4) .............................         1,325       32,247            671       2,642          7,787
Portfolio Accounting Fee Payable (Note 4) ......         5,156       42,149            726       6,501         63,439
Custody Fees Payable ...........................         1,701           --            239       2,145         42,913
Dividends Payable ..............................         2,339           --             --          --         29,126
Other Liabilities ..............................         7,023       72,788            954       8,709        173,541
                                                   ----------- ------------     ---------- ----------- --------------
  TOTAL LIABILITIES ............................    10,263,143   23,162,701      2,018,922   8,142,780    245,670,133
                                                   ----------- ------------     ---------- ----------- --------------
NET ASSETS (NOTE 9) ............................   $78,984,101 $674,307,648     $6,159,363 $68,506,848 $1,738,062,357
                                                   =========== ============     ========== =========== ==============
INVESTOR CLASS:
Net Assets .....................................   $56,478,350 $420,625,063            N/A         N/A $1,208,017,936
Shares Outstanding .............................     5,236,745   20,301,497                             1,208,445,236
Net Asset Value Per Share ......................        $10.79       $20.72                                     $1.00

ADVISOR CLASS:
Net Assets .....................................   $13,978,625  $13,325,845            N/A         N/A   $264,644,636
Shares Outstanding .............................     1,297,114      643,713                               264,900,128
Net Asset Value Per Share ......................        $10.78       $20.70                                     $1.00

H CLASS:
Net Assets .....................................           N/A          N/A     $5,162,928 $67,023,588            N/A
Shares Outstanding .............................                                   402,596   2,458,835
Net Asset Value Per Share ......................                                    $12.82      $27.26

C CLASS:
Net Assets .....................................    $8,527,126 $240,356,740       $996,435  $1,483,260   $215,399,719
Shares Outstanding .............................       788,912   11,857,601         79,219      54,871    215,399,046
Net Asset Value Per Share ......................        $10.81       $20.27         $12.58      $27.03          $1.00

INSTITUTIONAL CLASS:
Net Assets .....................................           N/A          N/A            N/A         N/A    $50,000,066
Shares Outstanding .............................                                                           50,000,000
Net Asset Value Per Share ......................                                                                $1.00

*  THE COST OF SECURITIES AT VALUE IS $74,732,288, $0, $6,197,619, $65,632,341
   AND $1,652,073,327, RESPECTIVELY.

** THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $0, $684,938,729, $0, $0 AND
   $0, RESPECTIVELY.

See Notes to Financial Statements.

40 & 41 SEMI-ANNUAL REPORT


STATEMENTS OF OPERATIONS  (UNAUDITED)           Period Ended September 30, 2003
-------------------------------------------------------------------------------


                                                         NOVA          URSA             OTC       ARKTOS        MEDIUS      MEKROS
                                                         FUND          FUND            FUND         FUND          FUND        FUND
                                                  ----------- -------------    ------------ ------------    ---------- -----------
INVESTMENT INCOME
  Interest (Note 1) ............................  $        -- $          --    $    126,399  $        --    $   39,642   $ 275,696
  Interest from Securities Lending .............           --            --          65,642           --           217         893
  Dividends, Net of Foreign Tax
    Withheld* (Note 1) .........................           --       358,769         521,811           --       178,787     397,462
                                                  ----------- -------------    ------------ ------------    ---------- -----------
    Total Income ...............................           --       358,769         713,852           --       218,646     674,051
                                                  ----------- -------------    ------------ ------------    ---------- -----------
EXPENSES
  Advisory Fees (Note 4) .......................           --            --       3,079,414           --       178,994     579,056
  Transfer Agent Fees (Note 4) .................      249,489       720,882       1,026,471      193,122        49,720     160,849
  Distribution & Service Fees: (Note 4)
    Advisor Class ..............................       85,524       123,226          81,185          740            --          --
    H Class ....................................           --            --              --           --        41,564     131,349
    C Class ....................................       97,677       146,522          51,501       35,128        32,624     118,001
  Audit and Outside Services ...................       30,466        85,772         109,824       23,439         5,023       9,969
  Accounting Fees (Note 4) .....................       99,796       236,224         291,838       77,249        19,888      64,320
  Registration Fees ............................       45,156       130,228         171,894       35,507         8,192      19,156
  Trustees' Fees ...............................        3,651        10,926          14,701        2,971           746       1,833
  Printing Expenses ............................       27,277        89,029         115,997       23,877         5,529      16,577
  Miscellaneous ................................      (14,426)      (52,963)        112,574      (13,984)        6,301      38,439
                                                  ----------- -------------    ------------ ------------    ---------- -----------
    Total Expenses .............................      624,610     1,489,846       5,055,399      378,049       348,581   1,139,549
                                                  ----------- -------------    ------------ ------------    ---------- -----------
  Net Investment Loss ..........................     (624,610)   (1,131,077)     (4,341,547)    (378,049)     (129,935)   (465,498)
                                                  ----------- -------------    ------------ ------------    ---------- -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities ........................   43,118,652   (97,815,867)     20,982,313  (43,451,956)    2,119,424  11,473,045
  Equity Index Swaps ...........................           --            --              --           --     2,008,545  12,315,794
  Futures Contracts ............................           --            --       5,351,095           --     1,390,362   9,170,290
                                                  ----------- -------------    ------------ ------------    ---------- -----------
    Total Net Realized Gain (Loss) .............   43,118,652   (97,815,867)     26,333,408  (43,451,956)    5,518,331  32,959,129
                                                  ----------- -------------    ------------ ------------    ---------- -----------
Net Change in Unrealized
  Appreciation (Depreciation) on:
  Investment Securities ........................      513,786   (16,405,466)    151,477,385   (2,576,754)    2,551,614     694,031
  Equity Index Swaps ...........................           --            --              --           --       592,642   1,515,189
  Futures Contracts ............................           --            --         854,528           --      (167,151) (2,805,735)
                                                  ----------- -------------    ------------ ------------    ---------- -----------
  Net Change in Unrealized Appreciation
     (Depreciation) ............................      513,786   (16,405,466)    152,331,913   (2,576,754)    2,977,105    (596,515)
                                                  ----------- -------------    ------------ ------------    ---------- -----------
    Net Gain (Loss) on Investments .............   43,632,438  (114,221,333)    178,665,321  (46,028,710)    8,495,436  32,362,614
                                                  ----------- -------------    ------------ ------------    ---------- -----------
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS .....................  $43,007,828 $(115,352,410)   $174,323,774 $(46,406,759)   $8,365,501 $31,897,116
                                                  =========== =============    ============ ============    ========== ===========


*  NET OF FOREIGN TAX WITHHELD OF $0, $0, $4,205, $0, $0, AND $162, RESPECTIVELY.

See Notes to Financial Statements.

42 & 43 SEMI-ANNUAL REPORT


STATEMENTS OF OPERATIONS (UNAUDITED) (CONCLUDED) Period Ended September 30, 2003
--------------------------------------------------------------------------------

                                                                                                                 U.S.
                                                         U.S.                     LARGE-CAP   LARGE-CAP    GOVERNMENT
                                                   GOVERNMENT          JUNO          EUROPE       JAPAN         MONEY
                                                    BOND FUND          FUND            FUND        FUND   MARKET FUND
                                                   ----------  ------------      ----------  ----------    ----------
INVESTMENT INCOME
  Interest (Note 1) ............................   $1,153,041  $         --        $ 85,694  $  141,188    $9,238,194
  Interest from Securities Lending .............           --            --              --          --        18,452
                                                   ----------  ------------      ----------  ----------    ----------
    Total Income ...............................    1,153,041            --          85,694     141,188     9,256,646
                                                   ----------  ------------      ----------  ----------    ----------
EXPENSES
  Advisory Fees (Note 4) .......................      120,900            --          73,006     133,497     4,149,965
  Transfer Agent Fees (Note 4) .................       48,360       570,710          20,279      37,083     1,659,986
  Distribution & Service Fees: (Note 4)
    Advisor Class ..............................        1,859         5,673              --          --       624,274
    H Class ....................................           --            --          19,300      36,230            --
    C Class ....................................       20,795       722,005           3,918       3,409       916,889
  Audit and Outside Services ...................        6,764        21,251           1,537       1,781       231,988
  Accounting Fees (Note 4) .....................       24,180       190,255           8,112      14,833       418,211
  Registration Fees ............................       10,392        53,742           2,982       3,687       359,049
  Trustees' Fees ...............................          750         6,039             241         407        30,584
  Printing Expenses ............................        7,877        68,003           1,948       3,594       241,301
  Miscellaneous ................................        6,089        78,924           3,240      11,819       191,357
                                                   ----------  ------------      ----------  ----------    ----------
    Total Expenses .............................      247,966     1,716,602         134,563     246,340     8,823,604
                                                   ----------  ------------      ----------  ----------    ----------
  Less Institutional Class Expenses
    Reimbursed by Advisor (Note 4) .............           --            --              --          --       (24,197)
  Less Expenses Waived by Servicer (Note 4)
    Institutional Class ........................           --            --              --          --       (75,226)
  Less Expenses Waived by Distributors (Note 4)
    Advisor Class ..............................           --            --              --          --      (329,005)
    C Class ....................................           --            --              --          --      (701,602)
                                                   ----------  ------------      ----------  ----------    ----------
    Total Reimbursed/Waived Expenses ...........           --            --              --          --    (1,130,030)
                                                   ----------  ------------      ----------  ----------    ----------
  Net Expenses .................................      247,966     1,716,602         134,563     246,340     7,693,574
                                                   ----------  ------------      ----------  ----------    ----------
Net Investment Income (Loss) ...................      905,075    (1,716,602)        (48,869)   (105,152)    1,563,072
                                                   ----------  ------------      ----------  ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities ........................     (531,231)    4,801,363              --          --         1,727
  Equity Index Swaps ...........................           --            --       3,440,304   2,975,785            --
  Futures Contracts ............................     (233,229)           --         (28,156)     87,913            --
                                                   ----------  ------------      ----------  ----------    ----------
    Total Net Realized Gain (Loss) .............     (764,460)    4,801,363       3,412,148   3,063,698         1,727
                                                   ----------  ------------      ----------  ----------    ----------
Net Change in Unrealized Appreciation
(Depreciation) on:
  Investment Securities ........................    1,258,943   (11,184,367)             --          --            --
  Equity Index Swaps ...........................           --            --        (215,347)  1,462,102            --
  Futures Contracts ............................      669,271            --          15,106     (10,530)           --
                                                   ----------  ------------      ----------  ----------    ----------
  Net Change in Unrealized
    Appreciation (Depreciation) ................    1,928,214   (11,184,367)       (200,241)  1,451,572            --
                                                   ----------  ------------      ----------  ----------    ----------
    Net Gain (Loss) on Investments .............    1,163,754    (6,383,004)      3,211,907   4,515,270         1,727
                                                   ----------  ------------      ----------  ----------    ----------
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS .....................   $2,068,829  $ (8,099,606)     $3,163,038  $4,410,118    $1,564,799
                                                   ==========  ============      ==========  ==========    ==========


See Notes to Financial Statements.

44 & 45 SEMI-ANNUAL REPORT


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          NOVA FUND                         URSA FUND
                                                  --------------------------       --------------------------
                                                        PERIOD          YEAR             PERIOD         YEAR
                                                         ENDED         ENDED              ENDED        ENDED
                                                 SEPTEMBER 30,     MARCH 31,      SEPTEMBER 30,    MARCH 31,
                                                         2003+          2003              2003+         2003
                                                  ------------  ------------       ------------  ------------
FROM OPERATIONS
  Net Investment Income (Loss) ................   $   (624,610) $    541,943      $  (1,131,077) $     1,030
  Net Realized Gain (Loss) on Investments,
    Options, Swaps and Futures ................     43,118,652   (83,894,182)       (97,815,867)  101,067,765
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments,
    Options, Swaps and Futures ................        513,786   (31,004,311)       (16,405,466)  (35,596,840)
                                                  ------------  ------------       ------------  ------------
  Net Increase (Decrease) in
    Net Assets from Operations ................     43,007,828  (114,356,550)      (115,352,410)   65,471,955
                                                  ------------  ------------       ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income
    Investor Class ............................             --            --                 --    (2,899,882)
    Advisor Class .............................             --            --                 --      (132,734)
    H Class ...................................             --            --                 --            --
    C Class ...................................             --            --                 --       (72,651)
                                                  ------------  ------------       ------------  ------------
Total Distributions to Shareholders ...........             --            --                 --    (3,105,267)
                                                  ------------  ------------       ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 8) ............      4,720,863    (6,916,336)       224,883,017   237,917,856
                                                  ------------  ------------       ------------  ------------
    Net Increase (Decrease) in Net Assets .....     47,728,691  (121,272,886)       109,530,607   300,284,544
  NET ASSETS--BEGINNING OF PERIOd .............    170,708,502   291,981,388        528,825,573   228,541,029
                                                  ------------  ------------       ------------  ------------
  NET ASSETS--END OF PERIOD (NOTE 9) ..........   $218,437,193  $170,708,502       $638,356,180  $528,825,573
                                                  ============  ============       ============  ============

                                                           OTC FUND                   ARKTOS FUND
                                                  --------------------------  --------------------------
                                                        PERIOD          YEAR         PERIOD         YEAR
                                                         ENDED         ENDED          ENDED        ENDED
                                                 SEPTEMBER 30,     MARCH 31,  SEPTEMBER 30,    MARCH 31,
                                                         2003+          2003          2003+         2003
                                                  ------------  ------------  ------------- ------------
FROM OPERATIONS
  Net Investment Income (Loss) ................   $ (4,341,547) $ (5,902,843) $   (378,049) $ 27,246,005
  Net Realized Gain (Loss) on Investments,
    Options, Swaps and Futures ................     26,333,408  (135,315,592)  (43,451,956)  (29,420,825)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments,
    Options, Swaps and Futures ................    152,331,913  (115,172,972)   (2,576,754)   11,571,419
                                                  ------------  ------------  ------------  ------------
  Net Increase (Decrease) in
    Net Assets from Operations ................    174,323,774  (256,391,407)  (46,406,759)    9,396,599
                                                  ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income
    Investor Class ............................             --            --            --    (4,795,888)
    Advisor Class .............................             --            --            --            --
    H Class ...................................             --            --            --            --
    C Class ...................................             --            --            --       (79,729)
                                                  ------------  ------------  ------------  ------------
Total Distributions to Shareholders ...........             --            --            --    (4,875,617)
                                                  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 8) ............    (34,282,516)  154,541,514   145,066,021    28,667,412
                                                  ------------  ------------  ------------  ------------
    Net Increase (Decrease) in Net Assets .....    140,041,258  (101,849,893)   98,659,262    33,188,394
  NET ASSETS--BEGINNING OF PERIOd .............    706,168,907   808,018,800   149,088,673   115,900,279
                                                  ------------  ------------  ------------  ------------
  NET ASSETS--END OF PERIOD (NOTE 9) ..........   $846,210,165  $706,168,907  $247,747,935  $149,088,673
                                                  ============  ============  ============  ============

+ UNAUDITED.

See Notes to Financial Statements.

46 & 47 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                           MEDIUS FUND                   MEKROS FUND
                                                   -------------------------      -------------------------
                                                        PERIOD          YEAR            PERIOD         YEAR
                                                         ENDED         ENDED             ENDED        ENDED
                                                 SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,    MARCH 31,
                                                         2003+          2003             2003+         2003
                                                   -----------  ------------      ------------ ------------
FROM OPERATIONS
  Net Investment Loss ..........................    $ (129,935) $   (146,740)     $   (465,498) $   (187,830)
  Net Realized Gain (Loss) on Investments,
    Options, Swaps and Futures .................     5,518,331   (22,901,268)       32,959,129   (30,167,927)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments,
    Options, Swaps and Futures .................     2,977,105    (4,636,758)         (596,515)   (9,847,041)
                                                   -----------  ------------      ------------  ------------
  Net Increase (Decrease) in Net
    Assets from Operations .....................     8,365,501   (27,684,766)       31,897,116   (40,202,798)
                                                   -----------  ------------      ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income
    Investor Class .............................            --            --                --            --
    Advisor Class ..............................            --            --                --            --
    H Class ....................................            --      (171,769)               --            --
    C Class ....................................            --       (19,802)               --            --
  Realized Gain on Investment
    Investor Class .............................            --            --                --            --
    Advisor Class ..............................            --            --                --            --
    H Class ....................................            --            --                --      (173,942)
    C Class ....................................            --            --                --        (9,606)
                                                   -----------  ------------      ------------  ------------
Total Distributions to Shareholders ............            --      (191,571)               --      (183,548)
                                                   -----------  ------------      ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 8) .............     2,888,855   (69,789,373)       34,910,665   (54,632,052)
                                                   -----------  ------------      ------------  ------------
  Net Increase (Decrease) in Net Assets ........    11,254,356   (97,665,710)       66,807,781   (95,018,398)
NET ASSETS--BEGINNING OF PERIOD ................    20,244,222   117,909,932        45,630,697   140,649,095
                                                   -----------  ------------      ------------  ------------
NET ASSETS--END OF PERIOD (NOTE 9) .............   $31,498,578  $ 20,244,222      $112,438,478  $ 45,630,697
                                                   ===========  ============      ============  ============


                                                   U.S. GOVERNMENT BOND FUND            JUNO FUND
                                                   -------------------------  ---------------------------
                                                         PERIOD         YEAR        PERIOD           YEAR
                                                          ENDED        ENDED         ENDED          ENDED
                                                  SEPTEMBER 30,    MARCH 31, SEPTEMBER 30,      MARCH 31,
                                                          2003+         2003         2003+           2003
                                                   ------------  -----------  ------------  -------------
FROM OPERATIONS
  Net Investment Income (Loss) .................    $   905,075  $ 2,064,223  $ (1,716,602) $   (497,831)
  Net Realized Gain (Loss) on Investments,
    Options, Swaps and Futures .................       (764,460)  (2,185,716)    4,801,363    (9,220,393)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments,
    Options, Swaps and Futures .................      1,928,214    3,013,992   (11,184,367)   (1,478,617)
                                                    -----------  -----------  ------------  ------------
  Net Increase (Decrease) in Net
    Assets from Operations .....................      2,068,829    2,892,499    (8,099,606)  (11,196,841)
                                                    -----------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income
    Investor Class .............................       (833,498)  (2,023,746)           --       (59,275)
    Advisor Class ..............................        (11,832)          --            --            --
    H Class ....................................             --           --            --            --
    C Class ....................................        (59,745)     (40,477)           --       (10,152)
  Realized Gain on Investment
    Investor Class .............................             --           --            --            --
    Advisor Class ..............................             --           --            --            --
    H Class ....................................             --           --            --            --
    C Class ....................................             --           --            --            --
                                                    -----------  -----------  ------------  ------------
Total Distributions to Shareholders ............       (905,075)  (2,064,223)           --       (69,427)
                                                    -----------  -----------  ------------  ------------
NET INCREASE IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 8) .............     24,287,407   38,357,887   492,480,017   168,023,827
                                                    -----------  -----------  ------------  ------------
  Net Increase (Decrease) in Net Assets ........     25,451,161   39,186,163   484,380,411   156,757,559
NET ASSETS--BEGINNING OF PERIOD ................     53,532,940   14,346,777   189,927,237    33,169,678
                                                    -----------  -----------  ------------  ------------
NET ASSETS--END OF PERIOD (NOTE 9) .............    $78,984,101  $53,532,940  $674,307,648  $189,927,237
                                                    ===========  ===========  ============  ============

+ UNAUDITED.

See Notes to Financial Statements.

48 & 49  SEMI-ANNUAL REPORT


STATEMENTS OF CHANGES IN NET ASSETS  (CONCLUDED)
--------------------------------------------------------------------------------

                                                        LARGE-CAP                 LARGE-CAP                   U.S. GOVERNMENT
                                                       EUROPE FUND               JAPAN FUND                  MONEY MARKET FUND
                                                ------------------------   -------------------------  -----------------------------
                                                     PERIOD         YEAR         PERIOD        YEAR           PERIOD           YEAR
                                                      ENDED        ENDED          ENDED       ENDED            ENDED          ENDED
                                              SEPTEMBER 30,    MARCH 31,  SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,      MARCH 31,
                                                      2003+         2003          2003+        2003            2003+           2003
                                                -----------  -----------   -----------  ------------  -------------- --------------
FROM OPERATIONS
  Net Investment Income (Loss) ...............  $   (48,869) $   (21,906)  $  (105,152) $    (10,637) $    1,563,072  $   9,520,248
  Net Realized Gain (Loss) on
    Investments, Swaps and Futures ...........    3,412,148   (8,261,767)    3,063,698    (9,194,122)          1,727             --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments,
    Swaps and Futures ........................     (200,241)     181,642     1,451,572     1,552,367              --             --
                                                -----------  -----------   -----------  ------------  -------------- --------------
  Net Increase (Decrease) in Net
    Assets from Operations ...................    3,163,038   (8,102,031)    4,410,118    (7,652,392)      1,564,799      9,520,248
                                                -----------  -----------   -----------  ------------  -------------- --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income
    Investor Class ...........................           --           --            --            --      (1,378,682)    (8,203,812)
    Advisor Class ............................           --           --            --            --          (7,341)    (1,050,597)
    H Class ..................................           --           --            --            --              --             --
    C Class ..................................           --           --            --            --          (5,315)       (82,113)
    Institutional Class ......................           --           --            --            --        (171,734)      (183,726)
                                                -----------  -----------   -----------  ------------  -------------- --------------
  Total Distributions to Shareholders ........           --           --            --            --      (1,563,072)    (9,520,248)
                                                -----------  -----------   -----------  ------------  -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 8) ...........   (3,658,910)   4,944,471    61,404,849   (13,540,916)     70,118,503    269,232,701
                                                -----------  -----------   -----------  ------------  -------------- --------------
  Net Increase (Decrease) in Net Assets ......     (495,872)  (3,157,560)   65,814,967   (21,193,308)     70,120,230    269,232,701
NET ASSETS--BEGINNING OF PERIOD ..............    6,655,235    9,812,795     2,691,881    23,885,189   1,667,942,127  1,398,709,426
                                                -----------  -----------   -----------  ------------  -------------- --------------
NET ASSETS--END OF PERIOD (NOTE 9) ...........  $ 6,159,363  $ 6,655,235   $68,506,848  $  2,691,881  $1,738,062,357 $1,667,942,127
                                                ===========  ===========   ===========  ============  ============== ==============

+ UNAUDITED.

See Notes to Financial Statements.

50 & 51 SEMI-ANNUAL REPORT


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      INVESTOR CLASS                              INVESTOR CLASS
                                             ---------------------------------         ----------------------------------
                                                          NOVA FUND                                 NOVA FUND
                                             ---------------------------------         ----------------------------------
                                                 PERIOD       YEAR        YEAR              YEAR        YEAR         YEAR
                                                  ENDED      ENDED       ENDED             ENDED       ENDED        ENDED
                                          SEPTEMBER 30,  MARCH 31,   MARCH 31,         MARCH 31,   MARCH 31,    MARCH 31,
                                                 2003++       2003        2002              2001        2000         1999
                                             ---------- ----------  ----------         ---------  ----------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ...................        $15.54     $25.56      $26.85            $41.93      $34.87       $29.82
                                             ---------- ----------  ----------         ---------  ----------    ---------
Net Investment Income (Loss)+ ...........          (.04)       .08         .12               .33         .47          .45
Net Realized and Unrealized Gains
  (Losses) on Securities ................          4.35     (10.10)      (1.28)           (15.41)       6.60         5.01
                                             ---------- ----------  ----------         ---------  ----------    ---------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations .......          4.31     (10.02)      (1.16)           (15.08)       7.07         5.46
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income .................            --         --        (.13)               --        (.01)        (.41)
                                             ---------- ----------  ----------         ---------  ----------    ---------
Net Increase (Decrease) in
  Net Asset Value .......................          4.31     (10.02)      (1.29)           (15.08)       7.06         5.05
                                             ---------- ----------  ----------         ---------  ----------    ---------
NET ASSET VALUE--
  END OF PERIOD .........................        $19.85     $15.54      $25.56            $26.85      $41.93       $34.87
                                             ========== ==========  ==========         =========  ==========    =========

TOTAL INVESTMENT RETURN .................        27.73%   (39.20)%     (4.36)%          (35.96)%      20.29%       18.54%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..........................     1.22%*+++   1.27%+++    1.16%+++             1.34%       1.18%        1.19%
Net Expenses ............................     1.22%*+++   1.27%+++    1.16%+++             1.33%       1.18%        1.19%
Net Investment Income (Loss) ............      (0.44)%*      0.44%       0.44%             0.89%       1.26%        1.47%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate** ...............          198%       603%        401%              117%        311%         445%
Net Assets, End of
  Period (000's omitted) ................      $154,656   $130,951    $222,251          $251,333    $748,147     $655,275


*   ANNUALIZED.
** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
++  UNAUDITED.
+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
    PORTFOLIO.

See Notes to Financial Statements.

52 & 53 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                     INVESTOR CLASS                            INVESTOR CLASS
                                             ---------------------------------       ----------------------------------
                                                        URSA FUND                                 URSA FUND
                                             ---------------------------------       ----------------------------------
                                                 PERIOD       YEAR        YEAR            YEAR        YEAR         YEAR
                                                  ENDED      ENDED       ENDED           ENDED       ENDED        ENDED
                                          SEPTEMBER 30,  MARCH 31,   MARCH 31,       MARCH 31,   MARCH 31,    MARCH 31,
                                                 2003++       2003        2002            2001        2000         1999
                                             ---------- ----------  ----------       ---------  ----------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ...................        $13.06     $10.45      $10.43           $7.68       $8.66        $9.92
                                             ---------- ----------  ----------       ---------  ----------    ---------
Net Investment Income (Loss)+ ...........          (.02)       .01         .16             .40         .32          .25
Net Realized and Unrealized Gains
  (Losses) on Securities ................         (2.10)      2.67        (.10)           2.41       (1.24)       (1.48)
                                             ---------- ----------  ----------       ---------  ----------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .............         (2.12)      2.68         .06            2.81        (.92)       (1.23)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income .................            --       (.07)       (.04)           (.06)       (.06)        (.03)
                                             ---------- ----------  ----------       ---------  ----------    ---------
Net Increase (Decrease) in
  Net Asset Value .......................         (2.12)      2.61         .02            2.75        (.98)       (1.26)
                                             ---------- ----------  ----------       ---------  ----------    ---------
NET ASSET VALUE--
  END OF PERIOD .........................        $10.94     $13.06      $10.45          $10.43       $7.68        $8.66
                                             ========== ==========  ==========       =========  ==========    =========
TOTAL INVESTMENT RETURN .................      (16.23)%     25.65%       0.60%          36.68%    (10.64)%     (12.47)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..........................     1.35%*+++   1.41%+++    1.31%+++        1.37%+++       1.32%        1.39%
Net Expenses ............................     1.35%*+++   1.41%+++    1.31%+++        1.37%+++       1.31%        1.38%
Net Investment Income (Loss) ............      (0.30)%*      0.06%       1.56%           4.69%       3.81%        3.29%

SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted)      $545,770   $471,600    $214,498        $222,939    $288,218    $482,340



*   ANNUALIZED
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
++  UNAUDITED
+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
    PORTFOLIO.

See Notes to Financial Statements.

54 & 55 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                       INVESTOR CLASS                                     INVESTOR CLASS
                                             -----------------------------------               -----------------------------------
                                                          OTC FUND                                           OTC FUND
                                             -----------------------------------               -----------------------------------
                                                 PERIOD        YEAR         YEAR                     YEAR         YEAR        YEAR
                                                  ENDED       ENDED        ENDED                    ENDED        ENDED       ENDED
                                          SEPTEMBER 30,   MARCH 31,    MARCH 31,                MARCH 31,    MARCH 31,   MARCH 31,
                                                2003+++        2003         2002                     2001       2000++      1999++
                                             ----------  ----------   ----------               ----------   ----------  ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ....................        $7.02      $10.16      $11.19                    $32.40      $15.90        $9.23
                                             ----------  ----------   ----------               ----------   ----------  ----------
Net Investment Loss+ .....................         (.04)       (.08)       (.11)                     (.24)       (.22)        (.12)
Net Realized and Unrealized Gains
  (Losses) on Securities .................         1.86       (3.06)       (.92)                   (20.80)      16.88         6.88
                                             ----------  ----------   ----------               ----------   ----------  ----------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........         1.82       (3.14)      (1.03)                   (21.04)      16.66         6.76
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Realized Capital Gains .............           --          --          --                      (.17)       (.16)        (.09)
                                             ----------  ----------   ----------               ----------   ----------  ----------
Net Increase (Decrease) in
  Net Asset Value ........................         1.82       (3.14)      (1.03)                   (21.21)      16.50         6.67
                                             ----------  ----------   ----------               ----------   ----------  ----------
NET ASSET VALUE--
  END OF PERIOD ..........................        $8.84       $7.02      $10.16                    $11.19      $32.40       $15.90
                                             ==========  ==========   ==========               ==========   ==========  ==========
TOTAL INVESTMENT RETURN ..................       25.93%    (30.91)%     (9.20)%                  (65.19)%     105.32%       73.73%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................       1.20%*       1.27%       1.08%                     1.16%       1.15%        1.15%
Net Expenses .............................       1.20%*       1.27%       1.08%                     1.16%       1.15%        1.15%
Net Investment Loss ......................     (1.02)%*     (1.08)%     (0.96)%                   (1.01)%     (1.01)%      (0.97)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate** ................          74%        180%        109%                      228%        385%         773%
Net Assets, End of Period
  (000's omitted) ........................     $801,712    $653,999    $783,637                $1,043,848  $3,762,540   $1,277,571


*   ANNUALIZED
** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
++ PER SHARE AMOUNTS FOR THE YEAR MARCH 31, 1999 AND MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE APRIL 14, 2000.
+++ UNAUDITED

See Notes to Financial Statements.

56 & 57 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                   INVESTOR CLASS                              INVESTOR CLASS
                                         -------------------------------------        ----------------------------------
                                                     ARKTOS FUND                                 ARKTOS FUND
                                         -------------------------------------        ----------------------------------
                                                PERIOD        YEAR        YEAR             YEAR        YEAR      PERIOD
                                                 ENDED       ENDED       ENDED            ENDED       ENDED       ENDED
                                         SEPTEMBER 30,   MARCH 31,   MARCH 31,        MARCH 31,   MARCH 31,   MARCH 31,
                                               2003+++        2003        2002             2001      2000++     1999*++
                                         -------------   ---------   ---------        ---------   ---------   ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...        $37.79      $32.29      $35.76           $17.45      $40.20       $75.00
                                             ---------   ---------   ---------        ---------   ---------   ----------
Net Investment Income (Loss)+ ..........          (.07)       7.34        1.01             1.08         .75          .65
Net Realized and Unrealized Gains
  (Losses) on Securities ...............         (8.91)       (.70)      (4.19)           17.23      (23.40)      (35.40)
                                             ---------   ---------   ---------        ---------   ---------   ----------
Net Increase (Decrease)
  in Net Asset
  Value Resulting
  from Operations ......................         (8.98)       6.64       (3.18)           18.31      (22.65)      (34.75)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................            --       (1.14)       (.29)              --        (.10)        (.05)
                                             ---------   ---------   ---------        ---------   ---------   ----------
Net Increase (Decrease) in
  Net Asset Value ......................         (8.98)       5.50       (3.47)           18.31      (22.75)      (34.80)
                                             ---------   ---------   ---------        ---------   ---------   ----------
NET ASSET VALUE--
  END OF PERIOD ........................        $28.81      $37.79      $32.29           $35.76      $17.45       $40.20
                                             =========   =========   =========        =========   =========   ==========
TOTAL INVESTMENT RETURN ................      (23.76)%      20.39%     (8.84)%          104.93%    (56.39)%     (46.35)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................   1.38%**++++   1.42%++++   1.35%++++        1.34%++++       1.46%      1.38%**
Net Expenses ...........................   1.38%**++++   1.42%++++   1.35%++++        1.33%++++       1.46%      1.37%**
Net Investment Income (Loss) ...........     (0.44)%**      18.11%       3.16%            6.27%       2.67%      2.20%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............            --          --          --           1,788%      1,157%       1,332%
Net Assets, End of
  Period (000's omitted) ...............      $227,671    $146,416    $113,904          $79,028    $103,160     $118,622


*    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998
**   ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR PERIODS AFTER MARCH 31, 2000, PORTFOLIO TURNOVER IS CALCULATED ONLY FOR THE ARKTOS MASTER PORTFOLIO.
+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 AND MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000.
+++  UNAUDITED
++++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
     PORTFOLIO.

See Notes to Financial Statements.

58 & 59 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                      INVESTOR CLASS                          INVESTOR CLASS
                                          ------------------------------------      ----------------------------------
                                                U.S. GOVERNMENT BOND FUND               U.S. GOVERNMENT BOND FUND
                                          ------------------------------------      ----------------------------------
                                                 PERIOD       YEAR        YEAR           YEAR        YEAR         YEAR
                                                  ENDED      ENDED       ENDED          ENDED       ENDED        ENDED
                                          SEPTEMBER 30,  MARCH 31,   MARCH 31,      MARCH 31,   MARCH 31,    MARCH 31,
                                                 2003++       2003        2002           2001        2000         1999
                                          -------------  ---------   ---------      ---------   ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ....................       $10.95      $9.12       $9.82          $9.34      $10.05       $10.04
                                              ---------  ---------   ---------      ---------   ---------    ---------
Net Investment Income+ ...................          .20        .41         .43            .42         .46          .42
Net Realized and Unrealized Gains
  (Losses) on Securities .................         (.16)      1.83        (.70)           .48        (.71)         .02
                                              ---------  ---------   ---------      ---------   ---------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............          .04       2.24        (.27)           .90        (.25)         .44
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..................         (.20)      (.41)       (.43)          (.42)       (.46)        (.42)
  Net Realized Capital Gain ..............           --         --          --             --          --         (.01)
                                              ---------  ---------   ---------      ---------   ---------    ---------
Net Increase (Decrease) in
  Net Asset Value ........................         (.16)      1.83        (.70)           .48        (.71)         .01
                                              ---------  ---------   ---------      ---------   ---------    ---------
NET ASSET VALUE--
  END OF PERIOD ..........................       $10.79     $10.95       $9.12          $9.82       $9.34       $10.05
                                              =========  =========   =========      =========   =========    =========
TOTAL INVESTMENT RETURN ..................        0.44%     24.93%     (2.88)%         9.81%      (2.26)%        4.24%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................       0.93%*      0.97%       0.88%          0.97%       0.93%        0.97%
Net Expenses .............................       0.93%*      0.97%       0.88%          0.96%       0.92%        0.96%
Net Investment Income ....................       3.83%*      4.00%       4.39%          4.38%       5.01%        3.88%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate** ................         653%     2,404%        860%         1,107%        890%       1,339%
Net Assets, End of
  Period (000's omitted) .................      $56,478    $51,370     $14,138        $80,686     $28,105      $27,623


 * ANNUALIZED
** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
   SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
++ UNAUDITED

See Notes to Financial Statements.

60 & 61 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                      INVESTOR CLASS                         INVESTOR CLASS
                                          ------------------------------------     ----------------------------------
                                                         JUNO FUND                              JUNO FUND
                                          ------------------------------------     ----------------------------------
                                                 PERIOD       YEAR        YEAR          YEAR         YEAR        YEAR
                                                  ENDED      ENDED       ENDED         ENDED        ENDED       ENDED
                                          SEPTEMBER 30,  MARCH 31,   MARCH 31,     MARCH 31,    MARCH 31,   MARCH 31,
                                                2003+++       2003      2002++        2001++       2000++      1999++
                                          -------------  ---------   ---------     ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD .....................      $21.23     $26.40      $25.59        $27.00      $26.10       $25.95
                                              ---------  ---------   ---------     ---------    ---------   ---------
Net Investment Income (Loss)+ .............        (.05)      (.04)        .27          1.23         .93          .81
Net Realized and Unrealized Gains
  (Losses) on Securities ..................        (.46)     (5.13)        .54         (2.64)        .12         (.60)
                                              ---------  ---------   ---------     ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ...............        (.51)     (5.17)        .81         (1.41)       1.05          .21
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ...................          --         --          --            --        (.15)        (.06)
                                              ---------  ---------   ---------     ---------    ---------   ---------
Net Increase (Decrease) in
  Net Asset Value .........................        (.51)     (5.17)        .81         (1.41)        .90          .15
                                              ---------  ---------   ---------     ---------    ---------   ---------
NET ASSET VALUE--
  END OF PERIOD ...........................      $20.72     $21.23      $26.40        $25.59      $27.00       $26.10
                                              =========  =========   =========     =========    =========   =========
TOTAL INVESTMENT RETURN ...................     (2.40)%   (19.53)%       3.17%        (5.22)%      3.97%        0.78%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ............................  1.36%*++++  1.41%++++   1.41%++++     1.33%++++       1.47%        1.57%
Net Expenses ..............................  1.36%*++++  1.41%++++   1.41%++++     1.33%++++       1.47%        1.56%
Net Investment Income (Loss) ..............    (0.43)%*    (0.45)%       1.12%         4.61%       3.39%        3.25%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate** .................        160%         --          --            --          --           --
Net Assets, End of
  Period (000's omitted) ..................    $420,625   $128,958     $32,293       $10,745      $9,941      $12,789


*    ANNUALIZED
** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE FEBRUARY 10, 2003.
+++  UNAUDITED
++++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
     PORTFOLIO.

See Notes to Financial Statements.

62 & 63 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                   INVESTOR CLASS                            INVESTOR CLASS
                                         -------------------------------------      ----------------------------------
                                                   U.S. GOVERNMENT                           U.S. GOVERNMENT
                                                  MONEY MARKET FUND                         MONEY MARKET FUND
                                         -------------------------------------      ----------------------------------
                                                PERIOD        YEAR        YEAR           YEAR        YEAR         YEAR
                                                 ENDED       ENDED       ENDED          ENDED       ENDED        ENDED
                                         SEPTEMBER 30,   MARCH 31,   MARCH 31,      MARCH 31,   MARCH 31,    MARCH 31,
                                                2003++        2003        2002           2001        2000         1999
                                         -------------   ---------   ---------      ---------   ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ...................        $1.00       $1.00       $1.00          $1.00       $1.00        $1.00
                                            ----------   ---------   ---------      ---------   ---------    ---------
Net Investment Income+ ..................          --s         .01         .02            .05         .04          .04
                                            ----------   ---------   ---------      ---------   ---------    ---------
Net Increase in Net Asset Value
  Resulting from Operations .............           --         .01         .02            .05         .04          .04
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income .................          --s        (.01)       (.02)          (.05)       (.04)        (.04)
                                            ----------   ---------   ---------      ---------   ---------    ---------
Net Increase in Net Asset Value .........           --          --          --             --          --           --
                                            ----------   ---------   ---------      ---------   ---------    ---------
NET ASSET VALUE--
  END OF PERIOD .........................        $1.00       $1.00       $1.00          $1.00       $1.00        $1.00
                                            ==========   =========   =========     ==========   =========    =========

TOTAL INVESTMENT RETURN .................        0.12%       0.71%       2.35%          5.48%       4.48%        4.55%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..........................       0.88%*       0.92%       0.85%          0.85%       0.89%        0.84%
Net Expenses ............................       0.88%*       0.92%       0.85%          0.85%       0.88%        0.83%
Net Investment Income ...................       0.24%*       0.71%       2.23%          5.38%       4.36%        4.37%

SUPPLEMENTARY DATA:
Net Assets, End of
  Period (000's omitted) ................   $1,208,018  $1,218,676    $979,433       $948,275    $686,198     $949,802


*   ANNUALIZED
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
++  UNAUDITED
S   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.0012

See Notes to Financial Statements.

64 & 65 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                    ADVISOR CLASS                               ADVISOR CLASS
                                          -------------------------------------        ----------------------------------
                                                      NOVA FUND                                   NOVA FUND
                                          -------------------------------------        ----------------------------------
                                                 PERIOD       YEAR        YEAR              YEAR        YEAR       PERIOD
                                                  ENDED      ENDED       ENDED             ENDED       ENDED        ENDED
                                          SEPTEMBER 30,  MARCH 31,   MARCH 31,         MARCH 31,   MARCH 31,    MARCH 31,
                                                 2003++       2003        2002              2001        2000        1999*
                                          -------------  ---------   ---------         ---------   ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ..................         $15.17     $25.11      $26.52            $41.63      $34.78       $26.91
                                              ---------  ---------   ---------         ---------   ---------    ---------
Net Investment Income (Loss)+ ..........           (.08)      (.03)       (.01)              .16         .31         (.11)
Net Realized and Unrealized Gains
  (Losses) on Securities ...............           4.24      (9.91)      (1.27)           (15.27)       6.55         8.39
                                              ---------  ---------   ---------         ---------   ---------    ---------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ......           4.16      (9.94)      (1.28)           (15.11)       6.86         8.28
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................             --         --        (.13)               --        (.01)          --
  Net Realized Capital Gain ............             --         --          --                --          --         (.41)
                                              ---------  ---------   ---------         ---------   ---------    ---------
Net Increase (Decrease) in
  Net Asset Value ......................           4.16      (9.94)      (1.41)           (15.11)       6.85         7.87
                                              ---------  ---------   ---------         ---------   ---------    ---------
NET ASSET VALUE--
  END OF PERIOD ........................         $19.33     $15.17      $25.11            $26.52      $41.63       $34.78
                                              =========  =========   =========         =========   =========    =========

TOTAL INVESTMENT RETURN ................         27.42%   (39.59)%     (4.87)%          (36.30)%      19.74%       31.03%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................     1.69%**+++   1.77%+++    1.55%+++             1.87%       1.71%      1.60%**
Net Expenses ...........................     1.69%**+++   1.77%+++    1.55%+++             1.87%       1.70%      1.58%**
Net Investment Income (Loss) ...........      (0.91)%**    (0.17)%     (0.02)%             0.45%       0.87%    (0.70)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............           198%       603%        401%              117%        311%         445%
Net Assets, End of
  Period (000's omitted) ...............        $42,497    $27,130     $59,375           $38,184    $113,248      $36,187


*    SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 15, 1998.
**   ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
++   UNAUDITED
+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

See Notes to Financial Statements.

66 & 67 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                    ADVISOR CLASS                              ADVISOR CLASS
                                         -------------------------------------         ----------------------------------
                                                      URSA FUND                                  URSA FUND
                                         -------------------------------------         ----------------------------------
                                                PERIOD        YEAR        YEAR              YEAR        YEAR       PERIOD
                                                 ENDED       ENDED       ENDED             ENDED       ENDED        ENDED
                                         SEPTEMBER 30,   MARCH 31,   MARCH 31,         MARCH 31,   MARCH 31,    MARCH 31,
                                                2003++        2003        2002              2001        2000        1999*
                                         -------------   ---------   ---------         ---------   ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD .................         $12.70      $10.22      $10.26             $7.61       $8.62       $10.25
                                             ---------   ---------   ---------         ---------   ---------    ---------
Net Investment Income (Loss)+ .........           (.04)       (.06)        .09               .43         .30          .21
Net Realized and Unrealized Gains
  (Losses) on Securities ..............          (2.04)       2.61        (.09)             2.28       (1.25)       (1.81)
                                             ---------   ---------   ---------         ---------   ---------    ---------
Net Increase (Decrease)
  in Net Asset
  Value Resulting from
  Operations ..........................          (2.08)       2.55          --              2.71        (.95)       (1.60)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ...............             --        (.07)       (.04)             (.06)       (.06)        (.03)
                                             ---------   ---------   ---------         ---------   ---------    ---------
Net Increase (Decrease) in
  Net Asset Value .....................          (2.08)       2.48        (.04)             2.65       (1.01)       (1.63)
                                             ---------   ---------   ---------         ---------   ---------    ---------
NET ASSET VALUE--
  END OF PERIOD .......................         $10.62      $12.70      $10.22            $10.26       $7.61        $8.62
                                             =========   =========   =========         =========   =========    =========

TOTAL INVESTMENT RETURN ...............       (16.38)%      24.95%       0.02%            35.70%    (11.03)%     (15.68)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ........................     1.83%**+++    1.89%+++    1.85%+++          1.86%+++       1.84%      1.86%**
Net Expenses ..........................     1.83%**+++    1.89%+++    1.85%+++          1.86%+++       1.83%      1.85%**
Net Investment Income (Loss) ..........      (0.78)%**     (0.45)%       0.87%             4.92%       3.51%      2.96%**

SUPPLEMENTARY DATA:
Net Assets, End of
  Period (000's omitted) ..............        $51,191     $39,686      $7,036            $2,860      $4,553       $3,073


*   SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 5, 1998
**  ANNUALIZED
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
++  UNAUDITED
+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
    PORTFOLIO.

See Notes to Financial Statements.

68 & 69 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                    ADVISOR CLASS                             ADVISOR CLASS
                                        --------------------------------------        ----------------------------------
                                                      OTC FUND                                    OTC FUND
                                        --------------------------------------        ----------------------------------
                                               PERIOD        YEAR         YEAR             YEAR        YEAR       PERIOD
                                                ENDED       ENDED        ENDED            ENDED       ENDED        ENDED
                                        SEPTEMBER 30,   MARCH 31,    MARCH 31,        MARCH 31,   MARCH 31,    MARCH 31,
                                              2003+++        2003         2002             2001      2000++      1999*++
                                        -------------   ---------    ---------        ---------   ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD .................         $6.85       $9.97       $11.04           $32.16      $15.86       $10.17
                                            ---------   ---------    ---------        ---------   ---------    ---------
Net Investment Loss+ ..................          (.06)       (.11)        (.16)            (.35)       (.33)        (.10)
Net Realized and Unrealized Gains
  (Losses) on Securities ..............          1.82       (3.01)        (.91)          (20.60)      16.78         5.88
                                            ---------   ---------    ---------        ---------   ---------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ...........          1.76       (3.12)       (1.07)          (20.95)      16.45         5.78
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Realized Capital Gains ..........            --          --           --             (.17)       (.15)        (.09)
                                            ---------   ---------    ---------        ---------   ---------    ---------
Net Increase (Decrease) in
  Net Asset Value .....................          1.76       (3.12)       (1.07)          (21.12)      16.30         5.69
                                            ---------   ---------    ---------        ---------   ---------    ---------
NET ASSET VALUE--
  END OF PERIOD .......................         $8.61       $6.85        $9.97           $11.04      $32.16       $15.86
                                            ---------   ---------    ---------        ---------   ---------    ---------
                                            ---------   ---------    ---------        ---------   ---------    ---------
TOTAL INVESTMENT RETURN ...............        25.69%    (31.29)%      (9.69)%         (65.40)%     104.26%       57.20%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ........................       1.67%**       1.76%       1.60%             1.67%       1.62%      1.49%**
Net Expenses ..........................       1.67%**       1.76%       1.60%             1.66%       1.61%      1.47%**
Net Investment Loss ...................     (1.50)%**     (1.56)%     (1.47)%           (1.50)%     (1.47)%    (1.31)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ............           74%        180%         109%             228%        385%         773%
Net Assets, End of Period
  (000's omitted) .....................       $32,441     $43,839      $20,837          $36,836    $113,948       $6,893


*   SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 22, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 AND MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE APRIL 14, 2000.
+++ UNAUDITED

See Notes to Financial Statements.

70 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                        ADVISOR CLASS
                                         ----------------------------------------
                                                               U.S.
                                                         GOVERNMENT
                                           ARKTOS FUND    BOND FUND      JUNO FUND
                                         ------------- ------------  -------------
                                                PERIOD       PERIOD         PERIOD
                                                 ENDED        ENDED          ENDED
                                         SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                                               2003*++      2003*++        2003*++
                                         ------------- ------------  -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD .................         $29.97       $10.00         $22.41
                                            ----------    ---------      ---------
Net Investment Income (Loss)+ .........           (.04)         .05           (.03)
Net Realized and Unrealized Gains (Losses)
  on Securities .......................          (1.14)         .78          (1.68)
                                            ----------    ---------      ---------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations .....          (1.18)         .83          (1.71)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ...............             --         (.05)            --
                                            ----------    ---------      ---------
Net Increase (Decrease) in
  Net Asset Value .....................          (1.18)         .78          (1.71)
                                            ----------    ---------      ---------
NET ASSET VALUE--
  END OF PERIOD .......................         $28.79       $10.78         $20.70
                                            ----------    ---------      ---------
                                            ----------    ---------      ---------
TOTAL INVESTMENT RETURN ...............        (3.94)%        8.37%        (7.63)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ........................     1.91%**+++      1.45%**     1.87%**+++
Net Expenses ..........................     1.91%**+++      1.45%**     1.87%**+++
Net Investment Income (Loss) ..........      (0.98)%**      3.17%**      (0.94)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ............             --         653%           160%
Net Assets, End of
  Period (000's omitted) ..............         $2,421      $13,979        $13,326


*   SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
++  UNAUDITED.
+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
    PORTFOLIO.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 71




--------------------------------------------------------------------------------



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72 & 73 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                       ADVISOR CLASS                                      ADVISOR CLASS
                                         -------------------------------------                 ----------------------------------
                                           U.S. GOVERNMENT MONEY MARKET FUND                   U.S. GOVERNMENT MONEY MARKET FUND
                                         -------------------------------------                 ----------------------------------
                                                PERIOD        YEAR        YEAR                      YEAR        YEAR       PERIOD
                                                 ENDED       ENDED       ENDED                     ENDED       ENDED        ENDED
                                         SEPTEMBER 30,   MARCH 31,   MARCH 31,                 MARCH 31,   MARCH 31,    MARCH 31,
                                                2003++        2003        2002                      2001        2000        1999*
                                         -------------   ---------   ---------                 ---------   ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ..................         $1.00       $1.00       $1.00                     $1.00       $1.00        $1.00
                                             ---------   ---------   ---------                 ---------   ---------    ---------
Net Investment Income+ .................      --ss.ss.       --ss.         .02                       .05         .04          .04
                                             ---------   ---------   ---------                 ---------   ---------    ---------
Net Increase in Net Asset Value
  Resulting from Operations ............            --          --         .02                       .05         .04          .04
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................      --ss.ss.       --ss.         (.02)                    (.05)       (.04)        (.04)
                                             ---------   ---------   ---------                 ---------   ---------    ---------
Net Increase in Net Asset Value ........            --          --          --                        --          --          --
                                             ---------   ---------   ---------                 ---------   ---------    ---------
NET ASSET VALUE--
  END OF PERIOD ........................         $1.00       $1.00       $1.00                     $1.00       $1.00        $1.00
                                             =========   =========   =========                 =========   =========    =========

TOTAL INVESTMENT RETURN ................         0.00%       0.27%       1.84%                     4.99%       3.94%        4.02%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................       1.35%**       1.41%       1.32%                     1.34%       1.41%      1.34%**
Net Expenses ...........................       1.10%**       1.37%       1.32%                     1.34%       1.40%      1.33%**
Net Investment Income ..................       0.01%**       0.32%       1.87%                     4.87%       3.85%      3.83%**

SUPPLEMENTARY DATA:
Net Assets, End of
  Period (000's omitted) ...............      $264,645    $187,513    $371,356                  $451,796    $212,181     $321,581


*      SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
**     ANNUALIZED
+      CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
++     UNAUDITED
SS.    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.003
SS.SS. LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00003

74 & 75 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                      H CLASS                                          H CLASS
                                         -------------------------------------   --------------------------------------------------
                                                     MEDIUS FUND                                     MEKROS FUND
                                         -------------------------------------   --------------------------------------------------
                                                PERIOD        YEAR      PERIOD          PERIOD        YEAR        YEAR       PERIOD
                                                 ENDED       ENDED       ENDED           ENDED       ENDED       ENDED        ENDED
                                         SEPTEMBER 30,   MARCH 31,   MARCH 31,   SEPTEMBER 30,   MARCH 31,   MARCH 31,    MARCH 31,
                                                2003++        2003       2002*          2003++        2003        2002        2001*
                                         -------------   ---------   ---------   -------------   ---------   ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ..................        $16.04      $26.08      $25.00          $12.94      $22.61      $19.99       $25.00
                                            ----------   ---------   ---------   -------------   ---------  ----------    ---------
Net Investment Income (Loss) + .........          (.06)       (.07)       (.03)           (.05)       (.03)        .16          .42
Net Realized and Unrealized Gains
  (Losses) on Securities ...............          6.26       (9.86)       1.11            6.88       (9.60)       2.46        (5.43)
                                            ----------   ---------   ---------   -------------   ---------  ----------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............          6.20       (9.93)       1.08            6.83       (9.63)       2.62        (5.01)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................            --        (.11)         --              --          --          --           --
  Net Realized Capital Gains ...........            --          --          --              --        (.04)         --           --
                                            ----------   ---------   ---------   -------------   ---------  ----------    ---------
Net Increase (Decrease) in
  Net Asset Value ......................          6.20      (10.04)       1.08            6.83       (9.67)       2.62        (5.01)
                                            ----------   ---------   ---------   -------------   ---------  ----------    ---------
NET ASSET VALUE--
  END OF PERIOD ........................        $22.24      $16.04      $26.08          $19.77      $12.94      $22.61       $19.99
                                            ==========   =========   =========   =============   =========  ==========    =========

TOTAL INVESTMENT RETURN ................        38.65%    (38.11)%       4.32%          52.78%    (42.63)%      13.11%     (20.04)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................       1.63%**       1.69%     1.71%**         1.63%**       1.69%       1.61%      1.74%**
Net Expenses ...........................       1.63%**       1.69%     1.71%**         1.63%**       1.69%       1.61%      1.73%**
Net Investment Income (Loss) ...........     (0.53)%**     (0.32)%   (0.19)%**       (0.59)%**     (0.20)%       0.74%      4.24%**

SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** .............          711%      2,322%        893%            464%        746%        714%           --
Net Assets, End of
  Period (000's omitted) ...............       $24,860     $14,634    $116,176         $85,967     $32,101    $120,045      $36,704

* SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 16, 2001-- MEDIUS FUND; NOVEMBER 1, 2000--MEKROS FUND.
**  ANNUALIZED.
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

77 & 77 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                        H CLASS                     H CLASS
                                          ------------------------------------    -----------
                                                       LARGE-CAP                   LARGE-CAP
                                                      EUROPE FUND                 EUROPE FUND
                                          ------------------------------------    ------------
                                                 PERIOD        YEAR       YEAR         PERIOD
                                                  ENDED       ENDED      ENDED          ENDED
                                          SEPTEMBER 30,   MARCH 31,  MARCH 31,      MARCH 31,
                                                2003+++        2003       2002          2001*
                                          -------------   ---------  ---------      ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ..................          $9.88      $15.30     $17.72         $25.00
                                              ---------   ---------  ---------      ---------
Net Investment Income (Loss)+ ..........           (.04)       (.02)       .19            .83
Net Realized and Unrealized Gains
  (Losses) on Securities ...............           2.98       (5.40)     (2.61)         (8.11)
                                              ---------   ---------  ---------      ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............           2.94       (5.42)     (2.42)         (7.28)
DISTRIBUTIONS TO
  SHAREHOLDERS .........................             --          --         --             --
                                              ---------   ---------  ---------      ---------
Net Increase (Decrease) in
  Net Asset Value ......................           2.94       (5.42)     (2.42)         (7.28)
                                              ---------   ---------  ---------      ---------
NET ASSET VALUE--
  END OF PERIOD ........................         $12.82       $9.88     $15.30         $17.72
                                              =========   =========  =========      =========

TOTAL INVESTMENT RETURN ................         29.76%    (35.42)%   (13.66)%       (29.12)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................        1.62%**       1.68%      1.76%        2.06%**
Net Expenses ...........................        1.62%**       1.68%      1.76%        2.06%**
Net Investment Income (Loss) ...........      (0.56)%**     (0.13)%      1.18%        4.03%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............             --          --         --           350%
Net Assets, End of
  Period (000's omitted) ...............         $5,163      $4,698     $9,697         $9,977


                                                               H CLASS
                                             ---------------------------------------------------
                                                               LARGE-CAP
                                                              JAPAN FUND
                                             ---------------------------------------------------
                                                    PERIOD        YEAR        YEAR        PERIOD
                                                     ENDED       ENDED       ENDED         ENDED
                                             SEPTEMBER 30,   MARCH 31,   MARCH 31,     MARCH 31,
                                                   2003+++      2003++      2002++       2001*++
                                             -------------   ---------   ---------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ..................            $19.05      $27.27      $39.12        $75.00
                                             -------------   ---------   ---------     ---------
Net Investment Income (Loss)+ ..........              (.08)       (.03)        .48          2.07
Net Realized and Unrealized Gains
  (Losses) on Securities ...............              8.29       (8.19)     (12.33)       (37.95)
                                             -------------   ---------   ---------     ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............              8.21       (8.22)     (11.85)       (35.88)
DISTRIBUTIONS TO
  SHAREHOLDERS .........................                --          --          --            --
                                             -------------   ---------   ---------     ---------
Net Increase (Decrease) in
  Net Asset Value ......................              8.21       (8.22)     (11.85)       (35.88)
                                             -------------   ---------   ---------     ---------
NET ASSET VALUE--
  END OF PERIOD ........................            $27.26      $19.05      $27.27        $39.12
                                             =============   =========   =========     =========

TOTAL INVESTMENT RETURN ................            43.10%    (30.14)%    (30.29)%      (47.84)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................           1.64%**       1.69%       1.84%       1.77%**
Net Expenses ...........................           1.64%**       1.69%       1.84%       1.77%**
Net Investment Income (Loss) ...........         (0.69)%**     (0.06)%       1.44%       4.17%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............                --          --          --          699%
Net Assets, End of
  Period (000's omitted) ...............           $67,024      $2,683     $23,873       $14,606

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000-- LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND.
**  ANNUALIZED.
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.
+++ UNAUDITED.

See Notes to Financial Statements.

78 & 79 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                       C CLASS                         C CLASS
                                          -------------------------------------       ---------
                                                      NOVA FUND                       NOVA FUND
                                          -------------------------------------       ---------
                                                 PERIOD        YEAR        YEAR          PERIOD
                                                  ENDED       ENDED       ENDED           ENDED
                                          SEPTEMBER 30,   MARCH 31,   MARCH 31,       MARCH 31,
                                                 2003++        2003        2002           2001*
                                          -------------   ---------   ---------       ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ..................         $15.20      $25.28     $26.84           $27.18
                                              ---------   ---------   ---------       ---------
Net Investment Loss+ ...................           (.14)       (.08)      (.18)            (.01)
Net Realized and Unrealized Gains
  (Losses) on Securities ...............           4.27      (10.00)     (1.25)            (.33)
                                              ---------   ---------   ---------       ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............           4.13      (10.08)     (1.43)            (.34)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................             --          --       (.13)              --
                                              ---------   ---------   ---------       ---------
Net Increase (Decrease) in
  Net Asset Value ......................           4.13      (10.08)     (1.56)            (.34)
                                              ---------   ---------   ---------       ---------
NET ASSET VALUE--
  END OF PERIOD ........................         $19.33      $15.20     $25.28           $26.84
                                              =========   =========   =========       =========

TOTAL INVESTMENT RETURN ................         27.17%    (39.87)%    (5.37)%          (1.25)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................     2.22%**+++    2.28%+++   2.27%+++          1.86%**
Net Expenses ...........................     2.22%**+++    2.28%+++   2.27%+++          1.77%**
Net Investment Loss ....................      (1.44)%**     (0.46)%    (0.72)%        (0.98)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............           198%        603%       401%             117%
Net Assets, End of
  Period (000's omitted) ...............        $21,284     $12,627    $10,355             $111



                                                              C CLASS
                                           ------------------------------------------------
                                                              URSA FUND
                                           ------------------------------------------------
                                                  PERIOD        YEAR       YEAR      PERIOD
                                                   ENDED       ENDED      ENDED       ENDED
                                           SEPTEMBER 30,   MARCH 31,  MARCH 31,   MARCH 31,
                                                  2003++        2003       2002       2001*
                                           -------------   ---------  ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ..................          $12.80      $10.35     $10.43      $10.29
                                               ---------   ---------  ---------   ---------
Net Investment Income (Loss)+ ..........            (.07)       (.12)      (.03)        .01
Net Realized and Unrealized Gains
  (Losses) on Securities ...............           (2.06)       2.64       (.01)        .13
                                               ---------   ---------  ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............           (2.13)       2.52       (.04)        .14
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................              --        (.07)      (.04)         --
                                               ---------   ---------  ---------   ---------
Net Increase (Decrease) in
  Net Asset Value ......................           (2.13)       2.45       (.08)        .14
                                               ---------   ---------  ---------   ---------
NET ASSET VALUE--
  END OF PERIOD ........................          $10.67      $12.80     $10.35      $10.43
                                               =========   =========  =========   =========

TOTAL INVESTMENT RETURN ................        (16.64)%      24.35%    (0.36)%       1.36%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................      2.36%**+++    2.40%+++   2.47%+++  2.15%**+++
Net Expenses ...........................      2.36%**+++    2.40%+++   2.47%+++  2.15%**+++
Net Investment Income (Loss) ...........       (1.33)%**     (0.97)%    (0.34)%     3.04%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............              --          --         --          --
Net Assets, End of
  Period (000's omitted) ...............         $41,396     $17,540     $7,007         $35

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 14, 2001--NOVA FUND; MARCH 15, 2001--URSA FUND.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED
+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
    PORTFOLIO.

See Notes to Financial Statements.

80 & 81 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                       C CLASS                         C CLASS
                                          -------------------------------------      ----------
                                                      OTC FUND                         OTC FUND
                                          -------------------------------------      ----------
                                                 PERIOD        YEAR        YEAR          PERIOD
                                                  ENDED       ENDED       ENDED           ENDED
                                          SEPTEMBER 30,   MARCH 31,   MARCH 31,       MARCH 31,
                                                 2003++        2003        2002           2001*
                                          -------------   ---------   ---------       ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD .................           $6.86      $10.03      $11.20          $11.95
                                          -------------   ---------   ---------       ---------
Net Investment Loss+ ..................            (.08)       (.14)       (.21)             --
Net Realized and Unrealized Gains
  (Losses) on Securities ..............            1.81       (3.03)       (.96)           (.75)
                                          -------------   ---------   ---------       ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ...........            1.73       (3.17)      (1.17)           (.75)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ...............              --          --          --              --
                                          -------------   ---------   ---------       ---------
Net Increase (Decrease) in
  Net Asset Value .....................            1.73       (3.17)      (1.17)           (.75)
                                          -------------   ---------   ---------       ---------
NET ASSET VALUE--
  END OF PERIOD .......................           $8.59       $6.86      $10.03          $11.20
                                          =============   =========   =========       =========

TOTAL INVESTMENT RETURN ...............          25.22%    (31.61)%    (10.45)%         (6.28)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ........................         2.20%**       2.26%       2.24%         2.37%**
Net Expenses ..........................         2.20%**       2.26%       2.24%         2.09%**
Net Investment Loss ...................       (2.03)%**     (1.98)%     (2.13)%       (2.03)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ............             74%        180%        109%            228%
Net Assets, End of
  Period (000's omitted) ..............         $12,058      $8,331      $3,545             $32



                                                               C CLASS
                                            ------------------------------------------------
                                                              ARKTOS FUND
                                            ------------------------------------------------
                                                   PERIOD        YEAR       YEAR      PERIOD
                                                    ENDED       ENDED      ENDED       ENDED
                                            SEPTEMBER 30,   MARCH 31,  MARCH 31,   MARCH 31,
                                                   2003++        2003       2002       2001*
                                            -------------   ---------  ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD .................            $36.92      $31.93     $35.74      $29.14
                                            -------------   ---------  ---------   ---------
Net Investment Income (Loss)+ .........              (.21)       3.08        .43          --
Net Realized and Unrealized Gains
  (Losses) on Securities ..............             (8.71)       3.05      (3.95)       6.60
                                            -------------   ---------  ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ...........             (8.92)       6.13      (3.52)       6.60
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ...............                --       (1.14)      (.29)         --
                                            -------------   ---------  ---------   ---------
Net Increase (Decrease) in
  Net Asset Value .....................             (8.92)       4.99      (3.81)       6.60
                                            -------------   ---------  ---------   ---------
NET ASSET VALUE--
  END OF PERIOD .......................            $28.00      $36.92     $31.93      $35.74
                                            =============   =========  =========   =========

TOTAL INVESTMENT RETURN ...............          (24.16)%      19.02%    (9.80)%     22.65%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ........................        2.38%**+++    2.41%+++   2.38%+++  2.28%**+++
Net Expenses ..........................        2.38%**+++    2.41%+++   2.38%+++  2.27%**+++
Net Investment Income (Loss) ..........         (1.45)%**       8.23%      1.45%     0.00%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ............                --          --         --      1,788%
Net Assets, End of
  Period (000's omitted) ..............           $17,656      $2,673     $1,996         $22


* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 26, 2001--OTC FUND; MARCH 7, 2001--ARKTOS FUND.
**  ANNUALIZED.
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.
+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
    PORTFOLIO.

See Notes to Financial Statements.

82 & 83 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------


                                                        C CLASS                                       C CLASS
                                          -------------------------------------   -------------------------------------------------
                                                      MEDIUS FUND                                   MEKROS FUND
                                          -------------------------------------   -------------------------------------------------
                                                 PERIOD        YEAR      PERIOD          PERIOD        YEAR        YEAR      PERIOD
                                                  ENDED       ENDED       ENDED           ENDED       ENDED       ENDED       ENDED
                                          SEPTEMBER 30,   MARCH 31,   MARCH 31,   SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,
                                                 2003++        2003       2002*          2003++        2003        2002       2001*
                                          -------------   ---------   ---------   -------------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ......................     $15.85      $26.00      $24.53          $12.75      $22.47      $19.99      $24.28
                                              ---------   ---------   ---------       ---------   ---------   ---------   ---------
Net Investment Income (Loss)+ ..............       (.13)       (.17)       (.13)           (.12)       (.15)       (.07)        .17
Net Realized and Unrealized Gains
  (Losses) on Securities ...................       6.18       (9.87)       1.60            6.78       (9.53)       2.55       (4.46)
                                              ---------   ---------   ---------       ---------   ---------   ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ................       6.05      (10.04)       1.47            6.66       (9.68)       2.48       (4.29)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ....................         --        (.11)         --              --          --          --          --
  Net Realized Capital Gains ...............         --          --          --              --        (.04)         --          --
                                              ---------   ---------   ---------       ---------   ---------   ---------   ---------
Net Increase (Decrease) in
  Net Asset Value ..........................       6.05      (10.15)       1.47            6.66       (9.72)       2.48       (4.29)
                                              ---------   ---------   ---------       ---------   ---------   ---------   ---------
NET ASSET VALUE--
  END OF PERIOD ............................     $21.90      $15.85      $26.00          $19.41      $12.75      $22.47      $19.99
                                              =========   =========   =========       =========   =========   =========   =========

TOTAL INVESTMENT RETURN ....................     38.17%    (38.65)%       5.99%          52.24%    (43.12)%      12.41%    (17.67)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................    2.38%**       2.43%     2.44%**         2.38%**       2.43%       2.44%     2.54%**
Net Expenses ...............................    2.38%**       2.43%     2.44%**         2.38%**       2.43%       2.44%     2.52%**
Net Investment Income (Loss) ...............  (1.25)%**     (0.95)%   (0.96)%**       (1.31)%**     (0.91)%     (0.33)%     3.80%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................       711%      2,322%        893%            464%        746%        714%          --
Net Assets, End of
  Period (000's omitted) ...................     $6,638      $5,610      $1,734         $26,471     $13,530     $20,604          $2


* SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 20, 2001--MEDIUS FUND; JANUARY 23, 2001--MEKROS FUND.
**  ANNUALIZED.
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT--TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

84 & 85 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                       C CLASS
                                          ------------------------------------
                                              U.S. GOVERNMENT BOND FUND
                                          ------------------------------------
                                                 PERIOD        YEAR     PERIOD
                                                  ENDED       ENDED      ENDED
                                          SEPTEMBER 30,   MARCH 31,  MARCH 31,
                                                2003+++        2003      2002*
                                          -------------   ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ..................         $10.97       $9.12      $9.42
                                              ---------   ---------  ---------
Net Investment Income (Loss)+ ..........            .15         .31        .32
Net Realized and Unrealized Gains
  (Losses) on Securities ...............           (.16)       1.85       (.32)
                                              ---------   ---------  ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............           (.01)       2.16         --
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................           (.15)       (.31)      (.30)
                                              ---------   ---------  ---------
Net Increase (Decrease) in N
  et Asset Value .......................           (.16)       1.85       (.30)
                                              ---------   ---------  ---------
NET ASSET VALUE--
  END OF PERIOD ........................         $10.81      $10.97      $9.12
                                              =========   =========  =========

Total Investment Return ................        (0.06)%      23.93%    (0.14)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................        1.93%**       1.95%    1.79%**
Net Expenses ...........................        1.93%**       1.95%    1.79%**
Net Investment Income (Loss) ...........        2.87%**       2.86%    3.53%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............           653%      2,404%       860%
Net Assets, End of
  Period (000's omitted) ...............         $8,527      $2,163       $209



                                                                C CLASS
                                            ---------------------------------------------------
                                                               JUNO FUND
                                            ---------------------------------------------------
                                                   PERIOD        YEAR        YEAR        PERIOD
                                                    ENDED       ENDED       ENDED         ENDED
                                            SEPTEMBER 30,   MARCH 31,   MARCH 31,     MARCH 31,
                                                  2003+++        2003      2002++       2001*++
                                            -------------   ---------   ---------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ..................           $20.88      $26.16      $25.59        $25.65
                                                ---------   ---------   ---------     ---------
Net Investment Income (Loss)+ ..........             (.15)       (.17)        .15            --
Net Realized and Unrealized Gains
  (Losses) on Securities ...............             (.46)      (5.11)        .42          (.06)
                                                ---------   ---------   ---------     ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............             (.61)      (5.28)        .57          (.06)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................               --          --          --            --
                                                ---------   ---------   ---------     ---------
Net Increase (Decrease) in N
  et Asset Value .......................             (.61)      (5.28)        .57          (.06)
                                                ---------   ---------   ---------     ---------
NET ASSET VALUE--
  END OF PERIOD ........................           $20.27      $20.88      $26.16        $25.59
                                                =========   =========   =========     =========

Total Investment Return ................          (2.92)%    (20.13)%       2.23%       (0.23)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................      2.36%**++++   2.40%++++   2.47%++++   2.48%**++++
Net Expenses ...........................      2.36%**++++   2.40%++++   2.47%++++   2.48%**++++
Net Investment Income (Loss) ...........        (1.43)%**     (1.64)%       0.55%       2.70%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............             160%          --          --            --
Net Assets, End of
  Period (000's omitted) ...............         $240,357     $60,969        $877        $1,702


* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--U.S. GOVERNMENT BOND FUND; MARCH 28, 2001--JUNO FUND.
**   ANNUALIZED.
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 AND MARCH 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE FEBRUARY 10, 2003.
+++  UNAUDITED.
++++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
     PORTFOLIO.

See Notes to Financial Statements.

86 & 87 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                       C CLASS                                        C CLASS
                                          -------------------------------------          -------------------------------------
                                                      LARGE-CAP                                      LARGE-CAP
                                                     EUROPE FUND                                    JAPAN FUND
                                          -------------------------------------          -------------------------------------
                                                 PERIOD        YEAR      PERIOD                PERIOD        YEAR      PERIOD
                                                  ENDED       ENDED       ENDED                 ENDED       ENDED       ENDED
                                          SEPTEMBER 30,   MARCH 31,   MARCH 31,         SEPTEMBER 30,   MARCH 31,   MARCH 31,
                                                2003+++        2003       2002*               2003+++      2003++     2002*++
                                          -------------   ---------   ---------          ------------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ...................         $9.74      $15.22     $19.09                 $18.96      $27.24      $25.65
                                              ---------   ---------   ---------             ---------   ---------   ---------
Net Investment Loss+ ....................          (.08)       (.10)      (.11)                  (.19)       (.18)       (.03)
Net Realized and Unrealized Gains
  (Losses) on Securities ................          2.92       (5.38)     (3.76)                  8.26       (8.10)       1.62
                                              ---------   ---------   ---------             ---------   ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .............          2.84       (5.48)     (3.87)                  8.07       (8.28)       1.59
DISTRIBUTIONS TO SHAREHOLDERS ...........            --          --         --                     --          --          --
                                              ---------   ---------   ---------             ---------   ---------   ---------
Net Increase (Decrease) in
  Net Asset Value .......................          2.84       (5.48)     (3.87)                  8.07       (8.28)       1.59
                                              ---------   ---------   ---------             ---------   ---------   ---------
NET ASSET VALUE--
  END OF PERIOD .........................        $12.58       $9.74     $15.22                 $27.03      $18.96      $27.24
                                              =========   =========   =========             =========   =========   =========

TOTAL INVESTMENT RETURN .................        29.16%    (36.01)%   (20.27)%                 42.56%    (30.40)%       6.20%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..........................       2.37%**       2.45%    2.69%**                2.41%**       2.36%     2.20%**
Net Expenses ............................       2.37%**       2.45%    2.69%**                2.41%**       2.36%     2.20%**
Net Investment Loss .....................     (1.36)%**     (0.96)%  (0.82)%**              (1.49)%**     (0.68)%   (0.72)%**

SUPPLEMENTARY DATA:
Net Assets, End of
  Period (000's omitted) ................          $996      $1,957       $116                 $1,483          $9         $12


* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 10, 2001-- LARGE-CAP EUROPE FUND; MARCH 1, 2002--LARGE-CAP JAPAN FUND.
**  ANNUALIZED.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 17, 2003.
+++ UNAUDITED.

See Notes to Financial Statements.

88 & 89 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                              C CLASS                            C CLASS
                                                     --------------------------           ----------------------
                                                          U.S. GOVERNMENT                    U.S. GOVERNMENT
                                                         MONEY MARKET FUND                  MONEY MARKET FUND
                                                     --------------------------           ---------------------
                                                            PERIOD         YEAR                YEAR      PERIOD
                                                             ENDED        ENDED               ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,           MARCH 31,   MARCH 31,
                                                            2003++         2003                2002       2001*
                                                     -------------    ---------           ---------   ---------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
  BEGINNING OF PERIOD ..............................         $1.00        $1.00               $1.00       $1.00
                                                        ----------    ---------           ---------   ---------

Net Investment Income+ .............................          --ss          --s                 .01         .02
                                                        ----------    ---------           ---------   ---------
Net Increase in Net Asset Value
  Resulting from Operations ........................           --            --                 .01         .02
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income ............................         --ss           --s                (.01)       (.02)
                                                        ----------    ---------           ---------   ---------
Net Increase in Net Asset Value ....................           --            --                  --          --
                                                        ----------    ---------           ---------   ---------
NET ASSET VALUE--END OF PERIOD .....................         $1.00        $1.00               $1.00       $1.00
                                                        ==========    =========           =========   =========

TOTAL INVESTMENT RETURN ............................         0.00%        0.08%               1.35%       1.97%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .....................................       1.88%**        1.91%               1.80%     1.79%**
Net Expenses .......................................       1.11%**        1.50%               1.80%     1.78%**
Net Investment Income ..............................       0.01%**        0.06%               1.13%     4.31%**
SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted) ..........      $215,400     $201,745             $47,920     $37,514


* SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 19, 2000--U.S. GOVERNMENT MONEY MARKET FUND.
**     ANNUALIZED.
+      CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++     UNAUDITED.
S      LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.0006
SS     LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00003

See Notes to Financial Statements.

90


FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                       INSTITUTIONAL CLASS
                                                 ------------------------------
                                                         U.S. GOVERNMENT
                                                        MONEY MARKET FUND
                                                 ------------------------------
                                                        PERIOD           PERIOD
                                                         ENDED            ENDED
                                                 SEPTEMBER 30,        MARCH 31,
                                                        2003++            2003*
                                                 -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........          $1.00            $1.00
                                                 -------------        ---------

Net Investment Income+ ........................            --s              .01
                                                 -------------        ---------
Net Increase in Net Asset Value
  Resulting from Operations ...................             --              .01
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income .......................            --s             (.01)
                                                 -------------        ---------
Net Increase in Net Asset Value ...............             --               --
                                                 -------------        ---------
NET ASSET VALUE--END OF PERIOD ................          $1.00            $1.00
                                                 =============        =========


TOTAL INVESTMENT RETURN .......................          0.29%            0.63%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ................................        0.88%**          0.90%**
Net Expenses ..................................        0.55%**          0.55%**
Net Investment Income .........................        0.57%**          0.80%**

SUPPLEMENTAL DATA:
Net Assets, End of Period (000's omitted)......        $50,000          $60,008


*  SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2002.
** ANNUALIZED.
+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
S  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00287

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 91


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  88.1%

FINANCIALS 18.4%

  DIVERSIFIED FINANCIALS 7.0%
   Citigroup, Inc. ..........................         113,800     $    5,179,038
   J.P. Morgan Chase
     & Co.+ .................................          47,300          1,623,809
   Freddie Mac+ .............................          27,900          1,460,565
   Merrill Lynch & Co.,
     Inc.+ ..................................          27,000          1,445,310
   Lehman Brothers
     Holdings, Inc.+ ........................          16,200          1,119,096
   Principal Financial
     Group, Inc. ............................          28,000            867,720
   Morgan Stanley ...........................          13,100            661,026
   Fannie Mae+ ..............................           8,100            568,620
   American Express Co. .....................          11,400            513,684
   Capital One Financial
     Corp.+ .................................           8,700            496,248
   MBNA Corp. ...............................          17,600            401,280
   SLM Corp.+ ...............................           7,200            280,512
   Goldman Sachs Group,
     Inc. ...................................           1,000             83,900
                                                                  --------------
TOTAL DIVERSIFIED FINANCIALS                                          14,700,808
                                                                  --------------
  INSURANCE 6.0%
   American International
     Group, Inc.+ ...........................          58,700          3,386,990
   Allstate Corp. ...........................          35,100          1,282,203
   Prudential Financial,
     Inc.+ ..................................          31,600          1,180,576
   John Hancock
     Financial Services,
     Inc. ...................................          30,300          1,024,140
   XL Capital Ltd. ..........................          12,600            975,744
   ACE Ltd. .................................          28,500            942,780
   Jefferson-Pilot Corp. ....................          19,800            878,724
   Cincinnati Financial
     Corp. ..................................          21,800            871,128
   MetLife, Inc. ............................          26,700            748,935
   Ambac Financial
     Group, Inc. ............................           9,600            614,400


                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
   Aon Corp.+ ...............................          29,200     $      608,820
   St. Paul Cos., Inc. ......................           4,400            162,932
                                                                  --------------
TOTAL INSURANCE                                                       12,677,372
                                                                  --------------
  BANKS 5.4%
   Bank of America
     Corp. ..................................          39,600          3,090,384
   Wachovia Corp. ...........................          44,700          1,841,193
   Washington Mutual,
     Inc.+ ..................................          35,700          1,405,509
   FleetBoston Financial
     Corp. ..................................          46,400          1,398,960
   U.S. Bancorp+ ............................          55,000          1,319,450
   Wells Fargo & Co.+ .......................          18,800            968,200
   Huntington Bancshares,
     Inc. ...................................          42,000            831,180
   Golden West Financial
     Corp. ..................................           2,300            205,873
   Bank One Corp. ...........................           4,000            154,600
                                                                  --------------
TOTAL BANKS                                                           11,215,349
                                                                  --------------
TOTAL FINANCIALS                                                      38,593,529
                                                                  --------------

INFORMATION TECHNOLOGY 15.4%

  SOFTWARE 4.1%
   Microsoft Corp.+ .........................         220,600          6,130,474
   Oracle Corp.* ............................          66,400            745,008
   Intuit, Inc.*+ ...........................           8,200            395,568
   Computer Associates
     International,
     Inc.+ ..................................          14,500            378,595
   Veritas Software
     Corp.* .................................           7,300            229,220
   Symantec Corp.*+ .........................           3,600            226,872
   Citrix Systems, Inc.* ....................           7,600            167,808
   Siebel Systems, Inc.* ....................          14,800            143,856
   BMC Software, Inc.*+ .....................           5,000             69,650
   Adobe Systems, Inc. ......................           1,400             54,964
   Mercury Interactive
     Corp.* .................................             300             13,623
                                                                  --------------
TOTAL SOFTWARE                                                         8,555,638
                                                                  --------------



* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

92


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
  COMPUTERS & PERIPHERALS 4.0%
   International Business
     Machines Corp.+ ........................          35,300     $    3,118,049
   Hewlett-Packard Co. ......................          89,700          1,736,592
   Dell, Inc.* ..............................          28,700            958,293
   NCR Corp.*+ ..............................          26,900            852,461
   EMC Corp./MA*+ ...........................          66,000            833,580
   Sun Microsystems,
     Inc.* ..................................         101,700            336,627
   Lexmark International,
     Inc.*+ .................................           4,100            258,341
   Network Appliance,
     Inc.* ..................................           6,700            137,551
   Gateway, Inc.* ...........................          13,500             76,410
                                                                  --------------
TOTAL COMPUTERS
  & PERIPHERALS                                                        8,307,904
                                                                  --------------
  SEMICONDUCTOR EQUIPMENT
    & PRODUCTS 3.5%
   Intel Corp. ..............................         149,300          4,107,243
   Applied Materials,
     Inc.*+ .................................          49,500            897,930
   Analog Devices,
     Inc.*+ .................................          15,200            577,904
   Texas Instruments,
     Inc. ...................................          15,400            351,120
   NVIDIA Corp.*+ ...........................          18,500            294,353
   National Semiconductor
     Corp.*+ ................................           8,400            271,236
   Maxim Integrated
     Products, Inc.+ ........................           5,700            225,150
   Altera Corp.* ............................          10,500            198,450
   KLA-Tencor Corp.*+ .......................           3,300            169,620
   Xilinx, Inc.* ............................           5,400            153,954
   Novellus Systems,
     Inc.*+ .................................           3,200            108,000
   LSI Logic Corp.*+ ........................          11,300            101,587
   Applied Micro Circuits
     Corp.* .................................           1,500              7,305
                                                                  --------------
TOTAL SEMICONDUCTOR EQUIPMENT
  & PRODUCTS                                                           7,463,852
                                                                  --------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
  COMMUNICATIONS EQUIPMENT 2.6%
   Cisco Systems, Inc.*+ ....................         166,400    $     3,251,456
   QUALCOMM, Inc.+ ..........................          20,200            841,128
   Comverse Technology,
     Inc.*+ .................................          23,300            348,568
   Tellabs, Inc.* ...........................          45,900            311,661
   Andrew Corp.*+ ...........................          23,500            288,815
   Scientific-Atlanta, Inc. .................           8,600            267,890
   Corning, Inc.*+ ..........................          15,300            144,126
   QLogic Corp.* ............................           1,800             84,618
   Lucent Technologies,
     Inc.*+ .................................          14,900             32,184
                                                                  --------------
TOTAL COMMUNICATIONS
  EQUIPMENT                                                            5,570,446
                                                                  --------------
  ELECTRONIC EQUIPMENT
    & INSTRUMENTS 0.5%
   Thermo Electron
     Corp.* .................................          22,100            479,570
   Sanmina-SCI Corp.* .......................          27,200            263,840
   Symbol Technologies,
     Inc. ...................................           9,900            118,305
   PerkinElmer, Inc. ........................           7,500            114,825
   Solectron Corp.* .........................           9,400             54,990
                                                                  --------------
TOTAL ELECTRONIC EQUIPMENT
  & INSTRUMENTS                                                        1,031,530
                                                                  --------------
  IT CONSULTING & SERVICES 0.4%
   First Data Corp.+ ........................           9,300            371,628
   Automatic Data
     Processing, Inc. .......................           5,000            179,250
   Unisys Corp.*+ ...........................          11,000            148,830
   Concord EFS, Inc.* .......................           8,300            113,461
   Electronic Data Systems
     Corp.+ .................................           2,100             42,420
   SunGard Data Systems,
     Inc.* ..................................           1,500             39,465
                                                                  --------------
TOTAL IT CONSULTING & SERVICES                                           895,054
                                                                  --------------
  INTERNET SOFTWARE & SERVICES 0.2%
   Yahoo!, Inc.*+ ...........................           9,500            336,110
                                                                  --------------
TOTAL INTERNET SOFTWARE
  & SERVICES                                                             336,110
                                                                  --------------




* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 93


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
  OFFICE ELECTRONICS 0.1%
   Xerox Corp.*+ ............................          25,700     $      263,682
                                                                  --------------
TOTAL OFFICE ELECTRONICS                                                 263,682
                                                                  --------------
TOTAL INFORMATION
   TECHNOLOGY                                                         32,424,216
                                                                  --------------


HEALTH CARE 12.0%

  PHARMACEUTICALS 6.8%
   Pfizer, Inc.+ ............................         133,800          4,064,844
   Merck & Co., Inc.+ .......................          60,001          3,037,251
   Johnson & Johnson,
     Inc. ...................................          44,600          2,208,592
   Wyeth ....................................          28,000          1,290,800
   Bristol-Myers Squibb
     Co. ....................................          46,000          1,180,360
   Eli Lilly & Co. ..........................          11,300            671,220
   Watson Pharmaceuticals,
     Inc.*+ .................................          14,000            583,660
   Abbott Laboratories ......................          12,900            548,895
   Forest Laboratories,
     Inc.*+ .................................           9,300            478,485
   King Pharmaceuticals,
     Inc.* ..................................          15,700            237,855
                                                                  --------------
TOTAL PHARMACEUTICALS                                                 14,301,962
                                                                  --------------
  HEALTH CARE PROVIDERS & SERVICES 2.6%
   UnitedHealth Group,
     Inc. ...................................          24,200          1,217,744
   Quest Diagnostics,
     Inc.*+ .................................          14,700            891,408
   Manor Care, Inc.+ ........................          28,900            867,000
   Anthem, Inc.* ............................          10,700            763,231
   WellPoint Health
     Networks, Inc.* ........................           7,200            554,976
   McKesson Corp.+ ..........................          14,000            466,060
   Humana, Inc.* ............................          19,100            344,755
   Tenet Healthcare
     Corp.*+ ................................           7,500            108,600
   Express Scripts, Inc.*+ ..................           1,600             97,840
   Medco Health
     Solutions, Inc.* .......................           3,700             95,941
   Cardinal Health, Inc. ....................           1,300             75,907
   CIGNA Corp. ..............................             800             35,720
                                                                  --------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
TOTAL HEALTH CARE PROVIDERS
  & SERVICES                                                      $    5,519,182
                                                                  --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.7%
   Becton, Dickinson
     & Co. ..................................          25,599            924,636
   Medtronic, Inc.+ .........................          18,000            844,560
   Boston Scientific
     Corp.* .................................           9,500            606,100
   Biomet, Inc.+ ............................          16,100            541,121
   Bausch & Lomb, Inc.+ .....................          10,000            441,500
   C.R. Bard, Inc.                                      1,300             92,300
   Baxter International,
     Inc. ...................................           3,000             87,180
   St. Jude Medical, Inc.* ..................             400             21,508
                                                                  --------------
TOTAL HEALTH CARE EQUIPMENT
  & SUPPLIES                                                           3,558,905
                                                                  --------------
  BIOTECHNOLOGY 0.9%
   Amgen, Inc.*+ ............................          20,200          1,304,314
   Biogen, Inc.* ............................           8,200            313,486
   Genzyme Corp.* ...........................           6,200            286,750
                                                                  --------------
TOTAL BIOTECHNOLOGY                                                    1,904,550
                                                                  --------------
TOTAL HEALTH CARE                                                     25,284,599
                                                                  --------------

CONSUMER STAPLES 10.1%

  FOOD & DRUG RETAILING 3.9%
   Wal-Mart Stores, Inc.+ ...................          98,400          5,495,640
   Costco Wholesale
     Corp.*+ ................................          32,400          1,006,992
   SUPERVALU, Inc. ..........................          21,200            505,832
   Sysco Corp.+ .............................          13,400            438,314
   Kroger Co.* ..............................          24,300            434,241
   CVS Corp.+ ...............................          13,600            422,416
                                                                  --------------
TOTAL FOOD & DRUG RETAILING                                            8,303,435
                                                                  --------------
  BEVERAGES 1.9%
   PepsiCo, Inc. ............................          51,300          2,351,079
   Coca-Cola Co. ............................          32,400          1,391,904
   Coors (Adolph)--
     Class B ................................           3,500            188,160
   Anheuser-Busch Cos.,
     Inc.+ ..................................           2,300            113,482
                                                                  --------------
TOTAL BEVERAGES                                                        4,044,625
                                                                  --------------



 *NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

94

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS 1.9%
   Procter & Gamble
     Co.+ ...................................          34,600     $    3,211,572
   Clorox Co. ...............................          17,100            784,377
                                                                  --------------
TOTAL HOUSEHOLD PRODUCTS                                               3,995,949
                                                                  --------------
  TOBACCO 1.1%
   Altria Group, Inc. .......................          50,600          2,216,280
                                                                  --------------
TOTAL TOBACCO                                                          2,216,280
                                                                  --------------
  FOOD PRODUCTS 0.9%
   Sara Lee Corp. ...........................          55,000          1,009,800
   Archer-Daniels-Midland
     Co. ....................................          47,000            616,170
   McCormick & Co.,
     Inc. ...................................           6,400            175,488
   Kellogg Co. ..............................           2,400             80,040
                                                                  --------------
TOTAL FOOD PRODUCTS                                                    1,881,498
                                                                  --------------

  PERSONAL PRODUCTS 0.4%
   Alberto-Culver Co.--
     Class B ................................          14,300            841,126
                                                                  --------------
TOTAL PERSONAL PRODUCTS                                                  841,126
                                                                  --------------
TOTAL CONSUMER STAPLES                                                21,282,913
                                                                  --------------

CONSUMER DISCRETIONARY 9.8%

  MEDIA 4.5%
   Viacom, Inc.--Class B ....................          51,900          1,987,770
   Walt Disney Co.+ .........................          77,600          1,565,192
   AOL Time Warner,
     Inc.*+ .................................          96,900          1,464,159
   Comcast Corp.--
     Class A*+ ..............................          40,600          1,253,728
   Tribune Co. ..............................          22,400          1,028,160
   Omnicom Group,
     Inc.+ ..................................           9,100            653,835
   Clear Channel
     Communications,
     Inc.+ ..................................          16,300            624,290
   Dow Jones & Co., Inc. ....................           9,300            440,355


                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
   Univision
     Communications,
     Inc.--Class A* .........................           12,600    $      402,318
                                                                  --------------
TOTAL MEDIA                                                            9,419,807
                                                                  --------------
  SPECIALTY RETAIL 2.0%
   Home Depot, Inc. .........................          40,300          1,283,555
   Staples, Inc.*+ ..........................          28,900            686,375
   Lowe's Cos., Inc.+ .......................          12,600            653,940
   Gap, Inc.+ ...............................          24,900            426,288
   Sherwin-Williams Co. .....................          14,100            414,681
   RadioShack Corp. .........................           9,600            272,736
   Limited Brands, Inc. .....................          12,600            190,008
   Best Buy Co., Inc.* ......................           3,600            171,072
   AutoNation, Inc.*+ .......................           7,100            124,534
                                                                  --------------
TOTAL SPECIALTY RETAIL                                                 4,223,189
                                                                  --------------
  HOTELS RESTAURANTS & LEISURE 1.0%
   McDonald's Corp. .........................          23,800            560,252
   Starwood Hotels &
     Resorts Worldwide,
     Inc. ...................................          13,600            473,280
   Hilton Hotels Corp.+ .....................          27,900            452,538
   Starbucks Corp.*+ ........................          14,600            420,480
   Marriott International,
     Inc.--Class A+ .........................           6,300            271,089
                                                                  --------------
TOTAL HOTELS RESTAURANTS
  & LEISURE                                                            2,177,639
                                                                  --------------
  HOUSEHOLD DURABLES 0.7%
   KB Home ..................................          10,400            620,464
   Whirlpool Corp.+ .........................           6,400            433,728
   Centex Corp.+ ............................           2,100            163,548
   Snap-on, Inc.+ ...........................           5,900            163,135
   Fortune Brands, Inc. .....................           2,400            136,200
   Cavco Industries,
     Inc.* ..................................             384              8,256
                                                                  --------------
TOTAL HOUSEHOLD DURABLES                                               1,525,331
                                                                  --------------
  TEXTILES & APPAREL 0.6%
   Reebok International
     Ltd.+ ..................................          14,400            481,392
   Nike, Inc.--Class B ......................           6,800            413,576
   Liz Claiborne, Inc. ......................           7,100            241,755
                                                                  --------------
TOTAL TEXTILES & APPAREL                                               1,136,723
                                                                  --------------




* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 95

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
  MULTILINE RETAIL 0.4%
   Federated Department
     Stores, Inc.+ ..........................          12,600     $      527,940
   Sears Roebuck and
     Co.+ ...................................           5,400            236,142
   Dollar General Corp. .....................           4,800             96,000
   Family Dollar Stores,
     Inc. ...................................           1,500             59,835
                                                                  --------------
TOTAL MULTILINE RETAIL                                                   919,917
                                                                  --------------
  INTERNET & CATALOG RETAIL 0.3%
   eBay, Inc.*+ .............................          10,900            583,259
                                                                  --------------
TOTAL INTERNET & CATALOG
  RETAIL                                                                 583,259
                                                                  --------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
   Hasbro, Inc. .............................          13,600            254,048
   Eastman Kodak Co.+ .......................           6,600            138,204
                                                                  --------------
TOTAL LEISURE EQUIPMENT
  & PRODUCTS                                                             392,252
                                                                  --------------
  AUTOMOBILES 0.1%
   Ford Motor Co.+ ..........................           9,600            103,392
                                                                  --------------
TOTAL AUTOMOBILES                                                        103,392
                                                                  --------------
  AUTO COMPONENTS 0.0%
   Dana Corp. ...............................           1,700             26,231
                                                                  --------------
TOTAL AUTO COMPONENTS                                                     26,231
                                                                  --------------
TOTAL CONSUMER
   DISCRETIONARY                                                      20,507,740
                                                                  --------------

INDUSTRIALS 9.3%

  INDUSTRIAL CONGLOMERATES 3.8%
   General Electric Co. .....................         195,900          5,839,779
   Tyco International
     Ltd.+ ..................................          76,400          1,560,852
   3M Co.+ ..................................           5,400            372,978
   Textron, Inc. ............................           7,700            303,765
                                                                  --------------
TOTAL INDUSTRIAL
  CONGLOMERATES                                                        8,077,374
                                                                  --------------


                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
  MACHINERY 1.6%
   Parker Hannifin Corp. ....................          17,500     $      782,250
   Eaton Corp.+ .............................           8,100            717,822
   Caterpillar, Inc. ........................          10,300            709,052
   Ingersoll-Rand Co.--
     Class A ................................           6,900            368,736
   Danaher Corp. ............................           4,500            332,370
   PACCAR, Inc. .............................           4,000            298,760
   Pall Corp. ...............................           1,700             38,148
   Navistar International
     Corp.*+ ................................             900             33,552
   Cummins, Inc. ............................             300             13,329
                                                                  --------------
TOTAL MACHINERY                                                        3,294,019
                                                                  --------------
  AEROSPACE & DEFENSE 1.0%
   United Technologies
     Corp. ..................................          11,400            880,992
   Goodrich Corp. ...........................          14,500            351,480
   General Dynamics
     Corp. ..................................           3,100            241,986
   Rockwell Collins, Inc. ...................           9,400            237,350
   Boeing Co. ...............................           6,200            212,846
   Northrop Grumman
     Corp. ..................................             900             77,598
   Honeywell
     International, Inc. ....................           2,600             68,510
                                                                  --------------
TOTAL AEROSPACE & DEFENSE                                              2,070,762
                                                                  --------------
  COMMERCIAL SERVICES & SUPPLIES 0.6%
   Cendant Corp.*+ ..........................          50,900            951,321
   Waste Management,
     Inc.+ ..................................          11,300            295,721
   Monster Worldwide,
     Inc.*+ .................................           2,600             65,468
                                                                  --------------
TOTAL COMMERCIAL SERVICES
  & SUPPLIES                                                           1,312,510
                                                                  --------------
  ELECTRICAL EQUIPMENT 0.6%
   Rockwell Automation,
     Inc. ...................................          15,300            401,625
   Thomas & Betts
     Corp.* .................................          24,500            388,325
   Cooper Industries
     Ltd.--Class A ..........................           7,500            360,225


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

96


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
   American Power
     Conversion Corp. .......................           8,900     $      152,546
                                                                  --------------
TOTAL ELECTRICAL EQUIPMENT                                             1,302,721
                                                                  --------------
  AIR FREIGHT & COURIERS 0.5%
   United Parcel Service,
     Inc.--Class B+ .........................          10,700            682,660
   FedEx Corp. ..............................           5,900            380,137
                                                                  --------------
TOTAL AIR FREIGHT & COURIERS                                           1,062,797
                                                                  --------------
  ROAD & RAIL 0.5%
   Union Pacific Corp. ......................          17,400          1,012,158
                                                                  --------------
TOTAL ROAD & RAIL                                                      1,012,158
                                                                  --------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
   W.W. Grainger, Inc. ......................          16,800            798,840
                                                                  --------------
TOTAL TRADING COMPANIES
  & DISTRIBUTORS                                                         798,840
                                                                  --------------
  BUILDING PRODUCTS 0.2%
   Masco Corp.+ .............................          21,500            526,320
                                                                  --------------
TOTAL BUILDING PRODUCTS                                                  526,320
                                                                  --------------
  AIRLINES 0.1%
   Southwest Airlines Co. ...................           9,400            166,380
                                                                  --------------
TOTAL AIRLINES                                                           166,380
                                                                  --------------
TOTAL INDUSTRIALS                                                     19,623,881
                                                                  --------------

ENERGY 5.0%

  OIL & GAS 4.8%
   Exxon Mobil Corp. ........................         154,200          5,643,720
   ConocoPhillips ...........................          27,000          1,478,250
   ChevronTexaco Corp. ......................          13,500            964,575
   EOG Resources, Inc.+ .....................          19,900            830,626
   Sunoco, Inc. .............................          19,900            800,378
   Devon Energy Corp.+ ......................           8,900            428,891
                                                                  --------------
TOTAL OIL & GAS                                                       10,146,440
                                                                  --------------
  ENERGY EQUIPMENT & SERVICES 0.2%
   Halliburton Co. ..........................          10,800            261,900
   Nabors Industries
     Ltd.* ..................................           1,800             67,068
   BJ Services Co.*+ ........................             600             20,502
                                                                  --------------



                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
TOTAL ENERGY EQUIPMENT
  & SERVICES                                                      $      349,470
                                                                  --------------
TOTAL ENERGY                                                          10,495,910
                                                                  --------------

TELECOMMUNICATION SERVICES 3.1%

  DIVERSIFIED TELECOMMUNICATION SERVICES 2.5%
   SBC Communications,
     Inc. ...................................          61,200          1,361,700
   Verizon
     Communications,
     Inc. ...................................          37,900          1,229,476
   ALLTEL Corp.+ ............................          22,600          1,047,284
   Sprint Corp.-FON
     Group+ .................................          68,700          1,037,370
   AT&T Corp. ...............................          19,100            411,605
   BellSouth Corp.+ .........................           7,500            177,600
                                                                  --------------
TOTAL DIVERSIFIED
  TELECOMMUNICATION
  SERVICES                                                             5,265,035
                                                                  --------------

  WIRELESS TELECOMMUNICATION
    SERVICES 0.6%
   AT&T Wireless Services,
     Inc.*+ .................................          80,800            660,944
   Nextel Communications,
     Inc.--Class A*+ ........................          21,700            427,273
   Sprint Corp.-PCS
     Group*+ ................................          17,700            101,421
                                                                  --------------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                                             1,189,638
                                                                  --------------
TOTAL TELECOMMUNICATION
   SERVICES                                                            6,454,673
                                                                  --------------


UTILITIES 2.5%

  ELECTRIC UTILITIES 1.5%
   Entergy Corp. ............................          15,800            855,570
   Exelon Corp. .............................          11,200            711,200
   Public Service
     Enterprise Group,
     Inc.+ ..................................           9,400            394,800


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 97

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
   Pinnacle West Capital
     Corp. ..................................          10,500     $      372,750
   FPL Group, Inc. ..........................           3,600            227,520
   Dominion Resources,
     Inc. /VA+ ..............................           2,200            136,180
   Cinergy Corp. ............................           3,500            128,450
   PG&E Corp.* ..............................           4,900            117,110
   Edison International*+ ...................           5,800            110,780
   TXU Corp.+ ...............................           3,600             84,816
                                                                  --------------
TOTAL ELECTRIC UTILITIES                                               3,139,176
                                                                  --------------
  GAS UTILITIES 0.8%
   Peoples Energy
     Corp.+ .................................          19,400            802,772
   Sempra Energy ............................          11,300            331,768
   Kinder Morgan, Inc. ......................           4,000            216,040
   Nicor, Inc.+ .............................           4,800            168,672
   NiSource, Inc.+ ..........................           7,700            153,846
                                                                  --------------
TOTAL GAS UTILITIES                                                    1,673,098
                                                                  --------------
  MULTI-UTILITIES 0.2%
   Constellation Energy
     Group, Inc. ............................           6,900            246,882
   Duke Energy Corp.+ .......................           6,200            110,422
   Williams Cos., Inc.+ .....................          10,000             94,200
   AES Corp.*+ ..............................           5,300             39,326
   Dynegy, Inc.--
     Class A*+ ..............................           9,100             32,760
                                                                  --------------
TOTAL MULTI-UTILITIES                                                    523,590
                                                                  --------------
TOTAL UTILITIES                                                        5,335,864
                                                                  --------------





                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
MATERIALS 2.5%

  CHEMICALS 1.2%
   Monsanto Co.+ ............................          34,300     $      821,142
   PPG Industries, Inc. .....................          13,800            720,636
   Engelhard Corp. ..........................          19,500            539,565
   E.I. du Pont de
     Nemours & Co. ..........................           3,300            132,033
   Dow Chemical Co. .........................           3,200            104,128
   Sigma-Aldrich Corp.+ .....................           1,700             88,298
                                                                  --------------
TOTAL CHEMICALS                                                        2,405,802
                                                                  --------------
  METALS & MINING 0.9%
   Alcoa, Inc.+ .............................          43,200          1,130,112
   Freeport-McMoRan
     Copper & Gold,
     Inc.--Class B+ .........................          14,000            463,400
   Newmont Mining
     Corp.+ .................................           8,700            340,083
                                                                  --------------
TOTAL METALS & MINING                                                  1,933,595
                                                                  --------------
  PAPER & FOREST PRODUCTS 0.3%
   Weyerhaeuser Co.+ ........................           9,300            543,585
                                                                  --------------
TOTAL PAPER & FOREST PRODUCTS                                            543,585
                                                                  --------------
  CONTAINERS & PACKAGING 0.1%
   Pactiv Corp.* ............................          13,700            277,836
                                                                  --------------
TOTAL CONTAINERS & PACKAGING                                             277,836
                                                                  --------------
TOTAL MATERIALS                                                        5,160,818
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $162,866,514) .......................                        185,164,143
                                                                  --------------




* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE NOTE
  10.


See Notes to Financial Statements.

98


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                    CONTRACTS           (NOTE 1)
--------------------------------------------------------------------------------
OPTIONS PURCHASED 0.2% Call Options on:
  December 2003 S&P 500 Index Futures Contracts,
  Expiring December 2003 with strike price of 600           5     $      491,625

Put Options on:
  December 2003 S&P 500 Index Futures Contracts,
  Expiring December 2003 with strike price of 575         600             22,500
                                                                  --------------
TOTAL OPTIONS PURCHASED
  (Cost $548,680) ...............................                        514,125
                                                                  --------------

                                                         FACE
                                                       AMOUNT
                                                      -------

REPURCHASE AGREEMENTS 11.7% Repurchase Agreement (Note 6)
  0.96% due 10/01/03 ............................  $5,482,606          5,482,606
  0.94% due 10/01/03 ............................     390,287            390,287
  0.93% due 10/01/03 ............................   5,482,606          5,482,606
  0.91% due 10/01/03 ............................   5,482,606          5,482,606
  0.90% due 10/01/03 ............................   7,740,150          7,740,150
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $24,578,255) ............................                     24,578,255
                                                                  --------------
TOTAL INVESTMENTS 100%
  (Cost $187,993,449) ...........................                 $  210,256,523
                                                                  --------------
                                                                  --------------


--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                            LOSS
                                                    CONTRACTS           (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2003 S&P 500 Index Futures Contracts
  (Aggregate Market Value of
    Contracts $78,758,650) .......................        317    $   (1,731,162)
December 2003 S&P 500 Index Mini Futures Contracts
  (Aggregate Market Value of
    Contracts $62,289,763) .......................      1,253        (1,223,878)
                                                                 --------------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $141,048,413)         $   (2,955,040)
                                                                 --------------
                                                                 --------------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 99


URSA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  71.0%
Farmer Mac
  0.99% due 10/01/03 ............................     $ 50,000,000 $  50,000,000
  0.98% due 10/01/03 ............................       25,000,000    25,000,000
Federal Home Loan Bank
  1.00% due 10/22/03 ............................      100,000,000    99,941,667
  1.02% due 10/24/03 ............................      100,000,000    99,934,833
  0.98% due 10/03/03 ............................       50,000,000    49,997,278
  1.02% due 11/28/03 ............................       50,000,000    49,917,833
  1.03% due 10/06/03 ............................       25,000,000    24,996,424
  1.02% due 11/26/03 ............................       25,000,000    24,960,333
                                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $424,748,368) ...........................                    424,748,368
                                                                   -------------

                                                         CONTRACTS
                                                         ---------

OPTIONS PURCHASED 2.1%
Call Options on:
  December 2003 S&P 500 Index Futures Contracts
  Expiring December 2003 with strike price of 1350 ....      2,250            --
Put Options on:
  December 2003 S&P 500 Index Futures Contracts
  Expiring December 2003 with strike price of 1300 ....        165    12,610,125
                                                                   -------------
TOTAL OPTIONS PURCHASED
  (Cost $11,670,345) ..................................               12,610,125
                                                                   -------------

                                                              FACE
                                                            AMOUNT
                                                           -------

REPURCHASE AGREEMENTS  26.9%
Repurchase Agreement (Note 6)
  0.96% due 10/01/03 ............................      $35,979,612    35,979,612
  0.94% due 10/01/03 ............................        2,561,255     2,561,255
  0.93% due 10/01/03 ............................       35,979,612    35,979,612
  0.91% due 10/01/03 ............................       35,979,612    35,979,612
  0.90% due 10/01/03 ............................       50,794,747    50,794,747
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $161,294,838) ...........................                    161,294,838
                                                                   -------------
TOTAL INVESTMENTS 100%
  (Cost $597,713,551) ...........................                  $ 598,653,331
                                                                   -------------
                                                                   -------------




See Notes to Financial Statements.

100

URSA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                            GAIN
                                                         CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2003 S&P 500 Index Futures Contracts
  (Aggregate Market Value of Contracts $64,100,100) ....       258 $     937,049
December 2003 S&P 500 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $530,929,500) ...    10,680    12,709,854
                                                                   -------------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $595,029,600)           $  13,646,903
                                                                   -------------
                                                                   -------------




See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 101


ARKTOS MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  68.1%
Fannie Mae
  1.05% due 10/01/03 ..............................    $50,000,000 $  50,000,000
Federal Home Loan Bank
  1.01% due 10/22/03 ..............................     50,000,000    49,970,542
  1.04% due 11/14/03 ..............................     25,000,000    24,968,222
  1.00% due 10/22/03 ..............................     20,000,000    19,988,333
                                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $144,927,097) .............................                  144,927,097
                                                                   -------------

                                                         CONTRACTS
                                                         ---------
OPTIONS PURCHASED  0.0%
Call Options on:
  December 2003 Nasdaq 100 Index Futures Contracts
  Expiring December 2003 with strike price of 2000             230            --
                                                                   -------------
TOTAL OPTIONS PURCHASED
  (Cost $5,670) ...................................                           --
                                                                   -------------

                                                              FACE
                                                            AMOUNT
                                                           -------
REPURCHASE AGREEMENTS  31.9%
Repurchase Agreement (Note 6)
  0.96% due 10/01/03 ..............................    $15,140,454    15,140,454
  0.94% due 10/01/03 ..............................      1,077,793     1,077,793
  0.93% due 10/01/03 ..............................     15,140,454    15,140,454
  0.91% due 10/01/03 ..............................     15,140,454    15,140,454
  0.90% due 10/01/03 ..............................     21,374,759    21,374,759
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $67,873,914) ..............................                   67,873,914
                                                                   -------------
TOTAL INVESTMENTS 100%
  (Cost $212,806,681) .............................                 $212,801,011
                                                                   -------------
                                                                   -------------




See Notes to Financial Statements.

102

ARKTOS MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                            GAIN
                                                         CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2003 Nasdaq 100 Index Futures Contracts
  (Aggregate Market Value of Contracts $3,134,400) ....         24 $     369,503
December 2003 Nasdaq 100 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $26,642,400) ...      1,020       139,461
                                                                   -------------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $29,776,800)            $     508,964
                                                                   -------------
                                                                   -------------

                                                             UNITS
                                                             -----
EQUITY INDEX SWAP AGREEMENT
October 2003 Nasdaq 100 Index Swap, Maturing 10/11/03*
  (Notional Value $216,610,417) .......................    163,957 $   3,809,689
                                                                   -------------
                                                                   -------------






*PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 103

JUNO MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  49.0%
Fannie Mae
  1.02% due 10/22/03 ............................    $  50,000,000 $  49,970,250
Farmer Mac
  0.98% due 10/01/03 ............................       50,000,000    50,000,000
  1.03% due 12/19/03 ............................       25,000,000    24,943,493
  1.01% due 10/20/03 ............................       24,650,000    24,636,860
  1.04% due 10/30/03 ............................       15,000,000    14,987,433
Federal Home Loan Bank
  1.00% due 10/03/03 ............................       50,500,000    50,497,195
  1.02% due 10/03/03 ............................       50,000,000    49,997,167
  1.01% due 10/10/03 ............................       50,000,000    49,987,375
  1.00% due 10/17/03 ............................       50,000,000    49,977,778
  1.00% due 10/22/03 ............................       50,000,000    49,970,833
  1.01% due 10/22/03 ............................       50,000,000    49,970,542
  1.02% due 10/28/03 ............................       50,000,000    49,961,750
  1.02% due 10/15/03 ............................       40,000,000    39,984,133
  1.03% due 10/08/03 ............................       25,000,000    24,994,993
  1.00% due 10/15/03 ............................       25,000,000    24,990,278
                                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $604,870,080) ...........................                    604,870,080
                                                                   -------------

                                                         CONTRACTS
                                                        ----------

OPTIONS PURCHASED  0.0%
Call Options on:
  December 2003 U.S. Treasury Bond Futures Contracts
  Expiring December 2003 with strike price 1320 .            2,000        31,250
  December 2003 U.S. Treasury Bond Futures Contracts
  Expiring December 2003 with strike price 1300 .            1,818        28,406
  December 2003 U.S. Treasury Bond Futures Contracts
  Expiring December 2003 with strike price of 1280             104         1,625
                                                                   -------------
TOTAL OPTIONS PURCHASED
  (Cost $84,832) ................................                  $      61,281
                                                                   -------------




See Notes to Financial Statements.

104

JUNO MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                             FACE          VALUE
                                                           AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  51.0%
Joint Repurchase Agreement (Note 6)
  0.96% due 10/01/03 ............................  $   16,790,891  $  16,790,891
  0.94% due 10/01/03 ............................       1,195,281      1,195,281
  0.93% due 10/01/03 ............................      16,790,891     16,790,891
  0.91% due 10/01/03 ............................      16,790,891     16,790,891
  0.90% due 10/01/03 ............................      23,704,786     23,704,786
Individual Repurchase Agreement
  Lehman Brothers, Inc. at 0.75%
  due 10/01/03 ..................................     553,155,000    553,155,000
                                                                  --------------
  (Secured by U.S. Treasury Bonds, at a rate of 5.375% and maturing
  2/15/31, as collateral with a market value of $567,849,624)
TOTAL REPURCHASE AGREEMENTS
  (Cost $628,427,740) ...........................                    628,427,740
                                                                  --------------
TOTAL INVESTMENTS 100%
  (Cost $1,233,382,652) .........................                 $1,233,359,101
                                                                  --------------
                                                                  --------------

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                     GAIN (LOSS)
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2003 U.S. Treasury
  Bond Futures Contracts
  (Aggregate Market Value of
  Contracts $123,768,375) .......................           1,102 $  (7,887,831)
                                                                  -------------
                                                                  -------------

                                                             FACE
                                                           AMOUNT
                                                          -------
U.S. TREASURY OBLIGATIONS SOLD SHORT
U.S. Treasury Bond
  (Market Value $567,177,063) ...................    $527,300,000 $  23,881,786
                                                                  -------------
                                                                  -------------






See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 105




--------------------------------------------------------------------------------


This page intentionally left blank.

106 & 107 SEMI-ANNUAL REPORT


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              September 30, 2003
--------------------------------------------------------------------------------


                                                                NOVA MASTER        URSA MASTER   ARKTOS MASTER     JUNO MASTER
                                                                  PORTFOLIO          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                               ------------        -----------   -------------   -------------
ASSETS
Securities at Value* (Note 1, 2 and 6) ....................    $210,256,523       $598,653,331    $212,801,011   $1,233,359,101
Collateral for Securities Loaned (Note 10) ................      49,741,480                 --              --               --
Segregated Cash with Broker ...............................       7,637,860         22,834,935      24,146,572        2,418,303
Receivable for Equity Index Swap
  Settlement (Note 1) .....................................              --                 --       2,936,373               --
Receivable for Futures Contracts
  Settlement (Note 1) .....................................              --          5,727,390         684,000               --
Receivable for Shares Purchased ...........................       1,930,621         11,573,758       7,278,980       15,474,522
Investment Income Receivable (Note 1) .....................         226,622              4,135           1,740           13,453
                                                               ------------       ------------    ------------   --------------
  TOTAL ASSETS ............................................     269,793,106        638,793,549     247,848,676    1,251,265,379
                                                               ------------       ------------    ------------   --------------
LIABILITIES
Short Sale at Market Value ................................              --                 --              --      567,177,062
Payable to Cover Short Sale ...............................              --                 --              --        3,388,219
Payable for Futures Contracts Settlement (Note 1) .........       1,447,567                 --              --        2,169,563
Payable upon Return of Securities Loaned (Note 10) ........      49,741,480                 --              --               --
Payable for Securities Purchased (Note 1) .................              --              1,450              --               --
Investment Advisory Fee Payable (Note 4) ..................         131,183            355,397         113,882          490,670
Custody Fees Payable ......................................           5,772             13,031           4,175           17,991
Interest Payable ..........................................              --                 --              --        3,641,438
Payable to "Feeder" Fund ..................................             899                978             433              102
                                                               ------------       ------------    ------------   --------------
  TOTAL LIABILITIES .......................................      51,326,901            370,856         118,490      576,885,045
                                                               ------------       ------------    ------------   --------------
NET ASSETS (NOTE 9) .......................................    $218,466,205       $638,422,693    $247,730,186   $  674,380,334
                                                               ------------       ------------    ------------   --------------
                                                               ------------       ------------    ------------   --------------

Shares Outstanding ........................................       6,226,842          9,401,167       3,655,529       18,474,458
Net Asset Value Per Share .................................          $35.08             $67.91          $67.77           $36.50


*  THE COST OF SECURITIES AT VALUE IS $187,993,449, $597,713,551, $212,806,681
   AND $1,233,382,652, RESPECTIVELY.

See Notes to Financial Statements.

108 & 109 SEMI-ANNUAL REPORT


STATEMENTS OF OPERATIONS (UNAUDITED)             Period Ended September 30, 2003
--------------------------------------------------------------------------------


                                                                NOVA MASTER         URSA MASTER   ARKTOS MASTER     JUNO MASTER
                                                                  PORTFOLIO           PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                -----------       -------------   -------------     -----------
INVESTMENT INCOME
  Interest (Note 1) ........................................    $   197,037       $   3,041,560    $    837,234     $  4,288,833
  Interest from Securities Lending .........................            891                  --              --               --
  Interest Related to Securities Sold Short ................             --                  --              --      (10,957,806)
  Dividends, Net of Foreign Tax Withheld* (Note 1) .........      1,370,802                  --              --               --
                                                                -----------       -------------    ------------     ------------
    Total Income ...........................................      1,568,730           3,041,560         837,234       (6,668,973)
                                                                -----------       -------------    ------------     ------------
EXPENSES
  Advisory Fees (Note 4) ...................................        748,781           2,596,154         695,466        2,055,166
  Custodian Fees ...........................................         34,939             100,039          26,731           76,749
                                                                -----------       -------------    ------------     ------------
    Total Expenses .........................................        783,720           2,696,193         722,197        2,131,915
                                                                -----------       -------------    ------------     ------------
Net Investment Income (Loss) ...............................        785,010             345,367         115,037       (8,800,888)
                                                                -----------       -------------    ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
 Net Realized Gain (Loss) on:
  Investment Securities ....................................      7,982,465          (7,945,497)        (15,255)        (131,591)
  Equity Index Swaps .......................................             --                  --     (52,188,561)              --
  Futures Contracts ........................................     25,521,581        (124,824,345)     (3,525,649)       2,376,081
  Securities Sold Short ....................................             --                  --              --      (14,357,019)
                                                                -----------       -------------    ------------     ------------
    Total Net Realized Gain (Loss) .........................     33,504,046        (132,769,842)    (55,729,465)     (12,112,529)
                                                                -----------       -------------    ------------     ------------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities ....................................     15,375,301           1,913,972           4,655           (8,413)
  Equity Index Swaps .......................................             --                  --       9,208,573               --
  Futures Contracts ........................................     (6,031,920)         16,647,940         372,492       (7,887,831)
  Securities Sold Short ....................................             --                  --              --       22,426,647
                                                                -----------       -------------    ------------     ------------
  Net Change in Unrealized Appreciation ....................      9,343,381          18,561,912       9,585,720       14,530,403
                                                                -----------       -------------    ------------     ------------
    Net Gain (Loss) on Investments .........................     42,847,427        (114,207,930)    (46,143,745)       2,417,874
                                                                -----------       -------------    ------------     ------------
NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS .....................................    $43,632,437       $(113,862,563)   $(46,028,708)    $ (6,383,014)
                                                                -----------       -------------    ------------     ------------
                                                                -----------       -------------    ------------     ------------


* NET OF FOREIGN TAX WITHHELD OF $0, $0, $0 AND $0, RESPECTIVELY.

See Notes to Financial Statements.

110 & 111 SEMI-ANNUAL REPORT


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     NOVA MASTER PORTFOLIO                URSA MASTER PORTFOLIO
                                                 -----------------------------       ------------------------------
                                                        PERIOD            YEAR              PERIOD             YEAR
                                                         ENDED           ENDED               ENDED            ENDED
                                                 SEPTEMBER 30,       MARCH 31,       SEPTEMBER 30,        MARCH 31,
                                                         2003+            2003               2003+             2003
                                                 -------------  --------------       -------------    -------------
FROM OPERATIONS
  Net Investment Income .......................   $    785,010  $    1,742,165       $     345,367   $    2,318,053
  Net Realized Gain (Loss) on Investments .....     33,504,046     (88,638,582)       (132,769,842)      70,464,591
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments .............      9,343,381     (26,259,052)         18,561,912       (4,992,677)
                                                  ------------  --------------       -------------    -------------
  Net Increase (Decrease) in Net
    Assets from Operations ....................     43,632,437    (113,155,469)       (113,862,563)      67,789,967
                                                  ------------  --------------       -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income .......................             --      (1,743,024)           (358,768)      (2,319,041)
                                                  ------------  --------------       -------------    -------------
SHARE TRANSACTIONS
  Net Proceeds from Shares Purchased ..........    391,771,033   1,149,165,455       1,326,385,238    1,741,880,149
  Net Value of Shares Purchased through
    Dividend Reinvestment .....................             --       1,048,100             358,768        2,454,899
  Net Cost of Shares Redeemed .................   (387,730,225) (1,156,513,695)     (1,103,162,473)  (1,509,228,411)
                                                  ------------  --------------       -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS .....................      4,040,808      (6,300,140)        223,581,533      235,106,637
                                                  ------------  --------------       -------------    -------------
  Net Increase (Decrease) in Net Assets .......     47,673,245    (121,198,633)        109,360,202      300,577,563
NET ASSETS--BEGINNING OF PERIOD ...............    170,792,960     291,991,593         529,062,491      228,484,928
                                                  ------------  --------------       -------------    -------------
NET ASSETS--END OF PERIOD .....................   $218,466,205  $  170,792,960       $ 638,422,693    $ 529,062,491
                                                  ------------  --------------       -------------    -------------
                                                  ------------  --------------       -------------    -------------
TRANSACTIONS IN SHARES
  Shares Purchased ............................     11,694,843      34,699,740          18,779,188       22,308,516
  Shares Purchased through Reinvestment .......             --          30,491               5,066           31,665
                                                  ------------  --------------       -------------    -------------
  Total Purchased .............................     11,694,843      34,730,231          18,784,254       22,340,181
  Shares Redeemed .............................    (11,696,357)    (34,939,290)        (15,913,679)     (19,348,123)
                                                  ------------  --------------       -------------    -------------
  Net Shares Purchased (Redeemed) .............         (1,514)       (209,059)          2,870,575        2,992,058
                                                  ------------  --------------       -------------    -------------
                                                  ------------  --------------       -------------    -------------


                                                   ARKTOS MASTER PORTFOLIO       JUNO MASTER PORTFOLIO
                                                 --------------------------- ---------------------------
                                                        PERIOD          YEAR        PERIOD          YEAR
                                                         ENDED         ENDED         ENDED         ENDED
                                                 SEPTEMBER 30,     MARCH 31, SEPTEMBER 30,     MARCH 31,
                                                         2003+          2003         2003+          2003
                                                 -------------  ------------  ------------  ------------
FROM OPERATIONS
  Net Investment Income (Loss) ................  $     115,037  $    770,871  $ (8,800,888) $ (2,076,712)
  Net Realized Gain (Loss) on Investments .....    (55,729,465)   19,846,429   (12,112,529)   (9,237,761)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments .............      9,585,720   (10,466,706)   14,530,403       615,465
                                                 -------------  ------------  ------------  ------------
  Net Increase (Decrease) in Net
    Assets from Operations ....................    (46,028,708)   10,150,594    (6,383,014)  (10,699,008)
                                                 -------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income .......................             --   (28,000,000)           --            --
                                                 -------------  ------------  ------------  ------------
SHARE TRANSACTIONS
  Net Proceeds from Shares Purchased ..........    372,610,692   527,229,704   944,950,419   853,252,982
  Net Value of Shares Purchased through
    Dividend Reinvestment .....................             --            --            --            --
  Net Cost of Shares Redeemed .................   (227,998,646) (476,161,977) (454,155,405) (685,690,416)
                                                 -------------  ------------  ------------  ------------
NET INCREASE IN NET ASSETS
  FROM SHARE TRANSACTIONS .....................    144,612,046    51,067,727   490,795,014   167,562,566
                                                 -------------  ------------  ------------  ------------
  Net Increase in Net Assets ..................     98,583,338    33,218,321   484,412,000   156,863,558
NET ASSETS--BEGINNING OF PERIOD ...............    149,146,848   115,928,527   189,968,334    33,104,776
                                                 -------------  ------------  ------------  ------------
NET ASSETS--END OF PERIOD .....................  $ 247,730,186  $149,146,848  $674,380,334  $189,968,334
                                                 -------------  ------------  ------------  ------------
                                                 -------------  ------------  ------------  ------------
TRANSACTIONS IN SHARES
  Shares Purchased ............................      5,150,905     5,251,475    25,608,328    22,026,488
  Shares Purchased through Reinvestment .......             --            --            --            --
                                                 -------------  ------------  ------------  ------------
  Total Purchased .............................      5,150,905     5,251,475    25,608,328    22,026,488
  Shares Redeemed .............................     (3,176,222)   (4,931,561)  (12,219,901)  (17,656,209)
                                                 -------------  ------------  ------------  ------------
  Net Shares Purchased  .......................      1,974,683       319,914    13,388,427     4,370,279
                                                 -------------  ------------  ------------  ------------
                                                 -------------  ------------  ------------  ------------

+ UNAUDITED.

See Notes to Financial Statements.

112 & 113 SEMI-ANNUAL REPORT


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                NOVA MASTER PORTFOLIO                          URSA MASTER PORTFOLIO
                                          ------------------------------------   --------------------------------------------------
                                                 PERIOD        YEAR     PERIOD           PERIOD        YEAR        YEAR      PERIOD
                                                  ENDED       ENDED      ENDED            ENDED       ENDED       ENDED       ENDED
                                          SEPTEMBER 30,   MARCH 31,  MARCH 31,    SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,
                                                  2003+        2003      2002*            2003+        2003        2002       2001*
                                          -------------   ---------  ---------    -------------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ...................        $27.42      $45.36     $50.00           $81.01      $64.57      $65.19      $49.71
                                              ---------   ---------  ---------        ---------   ---------   ---------   ---------
Net Investment Income ...................           .13         .31        .34              .04         .46        1.22        2.80
Net Realized and Unrealized Gains
  (Losses) on Securities ................          7.53      (17.94)     (4.62)          (13.10)      16.44        (.35)      15.50
                                              ---------   ---------  ---------        ---------   ---------   ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .............          7.66      (17.63)     (4.28)          (13.06)      16.90         .87       18.30
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income .................            --        (.31)      (.36)            (.04)       (.46)      (1.49)      (2.82)
                                              ---------   ---------  ---------        ---------   ---------   ---------   ---------
Net Increase (Decrease) in
  Net Asset Value .......................          7.66      (17.94)     (4.64)          (13.10)      16.44        (.62)      15.48
                                              ---------   ---------  ---------        ---------   ---------   ---------   ---------
NET ASSET VALUE--END OF PERIOD ..........        $35.08      $27.42     $45.36           $67.91      $81.01      $64.57      $65.19
                                              ---------   ---------  ---------        ---------   ---------   ---------   ---------
                                              ---------   ---------  ---------        ---------   ---------   ---------   ---------
TOTAL INVESTMENT RETURN .................        27.94%    (38.94)%    (8.54)%         (16.12)%      26.21%       1.37%      38.06%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..........................       0.78%**       0.79%    0.86%**          0.93%**       0.94%       0.94%     0.95%**
Net Expenses ............................       0.78%**       0.79%    0.86%**          0.93%**       0.94%       0.94%     0.95%**
Net Investment Income ...................       0.78%**       0.91%    0.69%**          0.12%**       0.52%       1.90%     5.11%**

SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** ..............          198%        603%       401%              --           --          --          --
Net Assets, End of
  period (000's omitted) ................      $218,466    $170,793   $291,992         $638,423    $529,062    $228,485    $225,040

* SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2001--NOVA MASTER PORTFOLIO; APRIL 1, 2000--URSA MASTER PORTFOLIO.
**  ANNUALIZED.
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA MASTER PORTFOLIO TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.
+   UNAUDITED.

See Notes to Financial Statements.

114 & 115 SEMI-ANNUAL REPORT


FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                  ARKTOS MASTER
                                                 ARKTOS MASTER PORTFOLIO              PORTFOLIO
                                          ------------------------------------        ---------
                                                 PERIOD        YEAR       YEAR           PERIOD
                                                  ENDED       ENDED      ENDED            ENDED
                                          SEPTEMBER 30,   MARCH 31,  MARCH 31,        MARCH 31,
                                                  2003+        2003       2002            2001*
                                          -------------   ---------  ---------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ...................        $88.73      $85.18     $96.47           $53.67
                                              ---------   ---------  ---------        ---------
Net Investment Income (Loss) ............         (1.70)       6.71       1.37             3.70
Net Realized and Unrealized Gains
  (Losses) on Securities ................        (19.26)      16.02      (8.93)           42.92
                                              ---------   ---------  ---------        ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .............        (20.96)      22.73      (7.56)           46.62
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income ...................            --      (19.18)     (3.73)           (3.82)
                                              ---------   ---------  ---------        ---------
Net Increase (Decrease) in
  Net Asset Value .......................        (20.96)       3.55     (11.29)           42.80
                                              ---------   ---------  ---------        ---------
NET ASSET VALUE--
  END OF PERIOD .........................        $67.77      $88.73     $85.18           $96.47
                                              ---------   ---------  ---------        ---------
                                              ---------   ---------  ---------        ---------
TOTAL INVESTMENT RETURN .................      (23.62)%      20.95%    (8.03)%           91.61%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..........................       0.93%**       0.94%      0.94%          0.96%**
Net Expenses ............................       0.93%**       0.94%      0.94%          0.95%**
Net Investment Income ...................       0.15%**       0.51%      1.63%          6.58%**
SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** ..............            --          --         --           1,788%
Net Assets, End of
  period (000's omitted) ................      $247,730    $149,147   $115,929          $78,919




                                                        JUNO MASTER PORTFOLIO
                                           ----------------------------------------------------
                                                   PERIOD         YEAR        YEAR       PERIOD
                                                    ENDED        ENDED       ENDED        ENDED
                                            SEPTEMBER 30,    MARCH 31,   MARCH 31,    MARCH 31,
                                                    2003+         2003        2002        2001*
                                            -------------    ---------   ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD ...................          $37.35       $46.25      $45.39       $49.91
                                            -------------    ---------   ---------    ---------
Net Investment Income (Loss) ............            (.48)        (.41)        .69         2.72
Net Realized and Unrealized Gains
  (Losses) on Securities ................            (.37)       (8.49)       1.14        (4.45)
                                            -------------    ---------   ---------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .............            (.85)       (8.90)       1.83        (1.73)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income ...................              --           --        (.97)       (2.79)
                                            -------------    ---------   ---------    ---------
Net Increase (Decrease) in
  Net Asset Value .......................            (.85)       (8.90)        .86        (4.52)
                                            -------------    ---------   ---------    ---------
NET ASSET VALUE--
  END OF PERIOD .........................          $36.50       $37.35      $46.25       $45.39
                                            -------------    ---------   ---------    ---------
                                            -------------    ---------   ---------    ---------
TOTAL INVESTMENT RETURN .................         (2.28)%     (19.24)%       4.12%      (3.67)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..........................         0.93%**        0.94%       0.93%      0.94%**
Net Expenses ............................         0.93%**        0.94%       0.93%      0.94%**
Net Investment Income (Loss) ............       (3.86)%**      (2.72)%       1.61%      5.04%**
SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** ..............            160%           --          --           --
Net Assets, End of
  period (000's omitted) ................        $674,380     $189,968     $33,105      $12,417

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 2000--ARKTOS MASTER PORTFOLIO AND JUNO MASTER PORTFOLIO.
**  ANNUALIZED.
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE ARKTOS MASTER PORTFOLIO TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.
+   UNAUDITED.

See Notes to Financial Statements.

116


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Rydex Series Funds (the "Trust") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and are authorized to issue an unlimited number of shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, H Class Shares, C Class Shares, and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. C Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if shares are redeemed within 12 months of purchase. At September 30, 2003, the Trust consisted of thirty-four separate series: fourteen Benchmark Funds, one Money Market Fund, seventeen Sector Funds, and two Strategic Funds. This report covers the fourteen Benchmark Funds and the Money Market Fund (the "Funds"), while the Sector Funds and the Strategic Funds are contained in separate reports.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Exchange or American Stock Exchange) are valued at the last quoted sales price as of close of business on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price as of 4:00 p.m. on the valuation date. Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily Net Asset Value.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Net investment income is computed and dividends are declared daily in the U.S. Government Bond Fund and the U.S. Government Money Market Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Benchmark Funds and distributions of net realized capital gains in all funds are

                                                          SEMI-ANNUAL REPORT 117

--------------------------------------------------------------------------------

recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Fund may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Funds may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in

118

--------------------------------------------------------------------------------

market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

J. Segregated Cash with Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

L. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor Class Shares and H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net assets value of each Fund included in the Trust.

M. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates

                                                          SEMI-ANNUAL REPORT 119

--------------------------------------------------------------------------------

and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.   FINANCIAL INSTRUMENTS
As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect

120

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correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

3.   MASTER-FEEDER ARRANGEMENT
Currently, the Nova Fund, the Ursa Fund, the Arktos Fund, and the Juno Fund are operating under a "master-feeder arrangement." Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Nova Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of its Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read with the Funds' financial statements. The percentage of Nova Master Portfolio, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio owned by the Nova Fund, Ursa Fund, Arktos Fund, and Juno Fund, respectively, at September 30, 2003, was 100 percent. The Funds record their investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1, Significant Accounting Policies.

4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the "Advisor"), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the OTC Fund and the Nova Master Portfolio; and 0.90% of the average daily net assets of the Medius Fund, the Mekros Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Ursa Master Portfolio, the Arktos Master Portfolio, and the Juno Master Portfolio. For the period ending September 30, 2003, the Advisor voluntarily reimbursed $24,197 of miscellaneous expenses in the Institutional Class of the U.S. Government Money Market Fund.

Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of 0.20% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Medius Fund, the Mekros Fund, the Juno Fund, the Large-Cap Europe Fund, and the Large-Cap Japan Fund. For the period ended September 30, 2003,

                                                          SEMI-ANNUAL REPORT 121

--------------------------------------------------------------------------------

the Sevicer voluntarily waived transfer agent service fees in the amount of $60,075 in the Institutional Class of the U.S. Government Money Market.

The Servicer also provides accounting services to the Trust calculated at an annualized rate 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the benchmark funds. For the period ended September 30, 2003, the Servicer voluntarily waived accounting fees in the amount of $15,151 in the Institutional Class of the U.S. Government Money Market Fund.

Certain officers and trustees of the Trust are also officers and directors of Rydex Fund Services, Inc.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to H Class shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. For the period ended September 30, 2003, the Distributor voluntarily waived $329,005 of 12b-1 expenses in the Advisor Class of the U.S. Government Money Market Fund. With regard to Advisor Class Shares only, if a Service Provider provides shareholders services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C Class Shares average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing on-going services to you. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. The annual 0.75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees. For the period ended September 30, 2003, the Distributor waived $701,602 of C Class Plan expenses in the C Class of the U.S. Government Money Market Fund.

Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

122

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5.   FEDERAL INCOME TAX INFORMATION
The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts (e.g. financial futures contracts). These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS
At September 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                        TAX              TAX              NET
                                         TAX     UNREALIZED       UNREALIZED       UNREALIZED
FUND                                    COST           GAIN             LOSS      GAIN (LOSS)
----                          --------------   ------------   --------------    -------------
Nova Fund ................    $  179,184,654   $ 39,281,551   $          --     $  39,281,551
Ursa Fund ................       741,616,477             --    (103,193,784)     (103,193,784)
OTC Fund .................       502,850,530    348,831,861      (3,267,161)      345,564,700
Arktos Fund ..............       297,685,353             --     (49,955,167)      (49,955,167)
Medius Fund ..............        28,416,727      3,604,901         (47,821)        3,557,080
Mekros Fund ..............       105,530,337      4,528,595      (2,466,960)        2,061,635
U.S. Government
  Bond Fund ..............        73,818,053      5,020,628              --         5,020,628
Juno Fund ................       684,422,596             --     (10,042,262)      (10,042,262)
Large-Cap Europe Fund ....         6,197,619             --              --               --
Large-Cap Japan Fund .....        65,632,341             --              --               --
U.S. Government
  Money Market Fund ......     1,652,073,327             --              --               --
Nova Master Portfolio ....       185,099,315     26,079,230        (922,022)       25,157,208
Ursa Master Portfolio ....       597,713,551      1,018,155         (78,375)          939,780
Arktos Master Portfolio ..       212,806,681             --          (5,670)          (5,670)
Juno Master Portfolio ....     1,247,897,272             --     (14,538,171)     (14,538,171)

                                                          SEMI-ANNUAL REPORT 123

--------------------------------------------------------------------------------

6.   REPURCHASE AGREEMENTS
The Trust transfers univested cash balances into a single joint account, along with uninvested cash of the Rydex Dynamic Funds, a separate Trust, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Trusts' custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of September 30, 2003, are as follows:

                                           TERMS OF            FACE           MARKET           MATURITY
COUNTERPARTY                              AGREEMENT           VALUE            VALUE              VALUE
------------                      -----------------    ------------     ------------       ------------
Salomon Smith Barney,
  Inc. .......................    0.90% due 10/1/03    $240,000,000     $240,000,000       $240,005,918
U.S. Bank NA .................    0.96% due 10/1/03     170,000,000      170,000,000        170,004,471
Paine Webber, Inc. ...........    0.93% due 10/1/03     170,000,000      170,000,000        170,004,332
Morgan Stanley, Inc. .........    0.91% due 10/1/03     170,000,000      170,000,000        170,004,238
Lehman Brothers, Inc. ........    0.94% due 10/1/03      12,101,668       12,101,668         12,101,980
                                                                        ------------       ------------
                                                                        $762,101,668       $762,120,939
                                                                        ------------       ------------
                                                                        ------------       ------------

As of September 30, 2003, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                           RANGE OF RATES          PAR VALUE         MARKET VALUE
---------------                         --------------       ------------        --------------
U.S. Treasury Bonds .................    3.875%-5.375%       $268,291,421         $312,444,509
U.S. Treasury Notes .................    0.000%-7.000%        257,405,610          293,257,361
Ginnie Mae ..........................    4.500%-5.000%        174,032,279          173,848,577
                                                                                  ------------
                                                                                  $779,550,447
                                                                                  ------------
                                                                                  ------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

124

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7.   SECURITIES TRANSACTIONS
During the period ended September 30, 2003, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                         NOVA            URSA                           ARKTOS
                       MASTER          MASTER              OTC          MASTER
                    PORTFOLIO       PORTFOLIO             FUND       PORTFOLIO
                 ------------    ------------     ------------       ---------
Purchases ....   $332,118,460    $         --     $598,630,108   $          --
Sales ........   $316,816,335    $         --     $585,468,963   $          --

                                                          U.S.            JUNO
                       MEDIUS          MEKROS       GOVERNMENT          MASTER
                         FUND            FUND        BOND FUND       PORTFOLIO
                 ------------    ------------     ------------       ---------
Purchases ....   $226,721,862    $335,545,805     $358,503,898  $1,060,219,698
Sales ........   $218,424,518    $298,684,306     $352,360,464  $  660,159,547

                                                          U.S.
                    LARGE-CAP       LARGE-CAP       GOVERNMENT
                       EUROPE           JAPAN            MONEY
                         FUND            FUND      MARKET FUND
                 ------------    ------------     ------------
Purchases ....   $         --    $         --     $         --
Sales ........   $         --    $         --     $         --


8.   SHARE TRANSACTIONS
The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the period ended September 30, 2003 were:

INVESTOR CLASS:

                                      NOVA           URSA           OTC       ARKTOS
                                      FUND           FUND          FUND         FUND
                               -----------   ------------  ------------  -----------
Shares Purchased ...........    33,206,954    150,650,438   106,849,501   21,282,414
Purchased through Dividend
  Reinvestment .............            --             --            --           --
                               -----------   ------------  ------------  -----------
Total Purchased ............    33,206,954    150,650,438   106,849,501   21,282,414
Shares Redeemed ............   (33,844,581)  (136,859,863) (109,342,678) (17,255,941)
                               -----------   ------------  ------------  -----------
Net Shares Purchased
  (Redeemed) ...............      (637,627)    13,790,575    (2,493,177)   4,026,473
                               -----------   ------------  ------------  -----------
                               -----------   ------------  ------------  -----------

                                         U.S.                              U.S.
                                   GOVERNMENT                        GOVERNMENT
                                         BOND            JUNO             MONEY
                                         FUND            FUND       MARKET FUND
                                  -----------     -----------   ---------------
Shares Purchased ............      48,649,282      67,032,448    10,278,026,002
Purchased through Dividend
  Reinvestment ..............          72,854              --         1,354,494
                                  -----------     -----------   ---------------
Total Purchased .............      48,722,136      67,032,448    10,279,380,496
Shares Redeemed .............     (48,175,199)    (52,805,738)  (10,290,039,558)
                                  -----------     -----------   ---------------
Net Shares Purchased
  (Redeemed) ................         546,937      14,226,710       (10,659,062)
                                  -----------     -----------   ---------------
                                  -----------     -----------   ---------------

                                                          SEMI-ANNUAL REPORT 125

--------------------------------------------------------------------------------

ADVISOR CLASS:

                                            NOVA               URSA              OTC              ARKTOS
                                            FUND               FUND             FUND                FUND
                                    ------------       ------------  ---------------      --------------
Shares Purchased ................      7,747,978         16,113,879        8,673,873             157,737
Purchased through Dividend
  Reinvestment ..................             --                 --               --                  --
                                    ------------       ------------  ---------------      --------------
Total Purchased .................      7,747,978         16,113,879        8,673,873             157,737
Shares Redeemed .................     (7,338,274)       (14,415,573)     (11,303,339)            (73,659)
                                    ------------       ------------  ---------------      --------------
Net Shares Purchased
  (Redeemed) ....................        409,704          1,698,306       (2,629,466)             84,078
                                    ------------       ------------  ---------------      --------------
                                    ------------       ------------  ---------------      --------------

                                            U.S.                                U.S.
                                      GOVERNMENT                          GOVERNMENT
                                            BOND               JUNO            MONEY
                                            FUND               FUND      MARKET FUND
                                    ------------       ------------  ---------------
Shares Purchased ................      1,888,465          1,431,186   2,715,067,154
Purchased through Dividend
  Reinvestment ..................          1,113                --             7,033
                                    ------------       ------------  ---------------
Total Purchased .................      1,889,578          1,431,186   2,715,074,187
Shares Redeemed .................      (592,464)          (787,473)  (2,637,942,518)
                                    ------------       ------------  ---------------
Net Shares Purchased ............      1,297,114            643,713      77,131,669
                                    ------------       ------------  ---------------
                                    ------------       ------------  ---------------

H CLASS:
                                                                           LARGE-CAP           LARGE-CAP
                                          MEDIUS             MEKROS           EUROPE               JAPAN
                                            FUND               FUND             FUND                FUND
                                    ------------       ------------  ---------------      --------------
Shares Purchased ................     17,078,522         58,798,418       13,254,385          12,316,624
Purchased through Dividend
  Reinvestment ..................             --                 --               --                  --
                                    ------------       ------------  ---------------      --------------
Total Purchased .................     17,078,522         58,798,418       13,254,385          12,316,624
Shares Redeemed .................    (16,873,062)       (56,931,488)     (13,327,130)        (10,279,944)
                                    ------------       ------------  ---------------      --------------
Net Shares Purchased
  (Redeemed) ....................        205,460          1,866,930          (72,745)          2,036,680
                                    ------------       ------------  ---------------      --------------
                                    ------------       ------------  ---------------      --------------

C CLASS:
                                            NOVA               URSA              OTC              ARKTOS
                                            FUND               FUND             FUND                FUND
                                    ------------       ------------  ---------------      --------------
Shares Purchased ................      5,448,725         14,306,602        9,787,104           1,752,436
Purchased through Dividend
  Reinvestment ..................             --                 --               --                  --
                                    ------------       ------------  ---------------      --------------
Total Purchased .................      5,448,725         14,306,602        9,787,104           1,752,436
Shares Redeemed .................     (5,178,105)       (11,799,353)      (9,597,833)         (1,194,206)
                                    ------------       ------------  ---------------      --------------
Net Shares Purchased ............        270,620          2,507,249          189,271             558,230
                                    ------------       ------------  ---------------      --------------
                                    ------------       ------------  ---------------      --------------

126

--------------------------------------------------------------------------------

                                                                                U.S.
                                                                          GOVERNMENT
                                          MEDIUS             MEKROS             BOND                JUNO
                                            FUND               FUND             FUND                FUND
                                    ------------       ------------  ---------------      --------------
Shares Purchased ................      2,258,141          8,206,883        4,410,290          13,201,533
Purchased through Dividend
  Reinvestment ..................             --                 --            4,897                  --
                                    ------------       ------------  ---------------      --------------
Total Purchased .................      2,258,141          8,206,883        4,415,187          13,201,533
Shares Redeemed .................     (2,308,993)        (7,904,272)      (3,823,415)         (4,264,525)
                                    ------------       ------------  ---------------      --------------
Net Shares Purchased
  (Redeemed) ....................        (50,852)           302,611          591,772           8,937,008
                                    ------------       ------------  ---------------      --------------
                                    ------------       ------------  ---------------      --------------

                                                                                U.S.
                                       LARGE-CAP          LARGE-CAP       GOVERNMENT
                                          EUROPE              JAPAN            MONEY
                                            FUND               FUND      MARKET FUND
                                    ------------       ------------  ---------------
Shares Purchased ................      1,073,254            329,263    1,742,520,374
Purchased through Dividend
  Reinvestment ..................             --                 --            4,352
                                    ------------       ------------  ---------------
Total Purchased .................      1,073,254            329,263    1,742,524,726
Shares Redeemed .................     (1,195,027)          (275,833)  (1,728,870,659)
                                    ------------       ------------  ---------------
Net Shares Purchased
  (Redeemed) ....................       (121,773)            53,430       13,654,067
                                    ------------       ------------  ---------------
                                    ------------       ------------  ---------------

INSTITUTIONAL CLASS:
                                            U.S.
                                      GOVERNMENT
                                           MONEY
                                     MARKET FUND
                                    ------------
Shares Purchased                              --
Purchased through Dividend
  Reinvestment ..................         28,440
                                    ------------
Total Purchased .................         28,440
Shares Redeemed .................    (10,036,610)
                                    ------------
Net Shares Redeemed .............    (10,008,170)
                                    ------------
                                    ------------

                                                          SEMI-ANNUAL REPORT 127

--------------------------------------------------------------------------------

Transactions in shares for the year ended March 31, 2003 were:

INVESTOR CLASS:

                                            NOVA               URSA              OTC              ARKTOS
                                            FUND               FUND             FUND                FUND
                                    ------------       ------------  ---------------      --------------
Shares Purchased ................     83,857,036        222,974,131      247,268,777          28,728,910
Purchased through Dividend
  Reinvestment ..................             --            212,405               --             111,034
                                    ------------       ------------  ---------------      --------------
Total Purchased .................     83,857,036        223,186,536      247,268,777          28,839,944
Shares Redeemed .................    (84,123,194)      (207,588,037)    (231,234,240)        (28,492,265)
                                    ------------       ------------  ---------------      --------------
Net Shares Purchased
(Redeemed) ......................       (266,158)        15,598,499       16,034,537             347,679
                                    ------------       ------------  ---------------      --------------
                                    ------------       ------------  ---------------      --------------

                                            U.S.                                U.S.
                                      GOVERNMENT                          GOVERNMENT
                                            BOND               JUNO            MONEY
                                            FUND               FUND      MARKET FUND
                                    ------------       ------------  ---------------
Shares Purchased ................    162,319,402        137,819,143   24,111,170,364
Purchased through Dividend
  Reinvestment ..................        188,040              7,556        8,020,358
                                    ------------       ------------  ---------------
Total Purchased .................    162,507,442        137,826,699   24,119,190,722
Shares Redeemed .................   (159,368,511)      (135,422,806) (23,879,948,615)
                                    ------------       ------------  ---------------
Net Shares Purchased ............      3,138,931          2,403,893      239,242,107
                                    ------------       ------------  ---------------
                                    ------------       ------------  ---------------

ADVISOR CLASS:
                                                                                                    U.S.
                                                                                              GOVERNMENT
                                            NOVA               URSA              OTC               MONEY
                                            FUND               FUND             FUND         MARKET FUND
                                    ------------       ------------  ---------------      --------------
Shares Purchased ................     29,792,440         26,350,006       81,322,305       5,729,683,870
Purchased through Dividend
  Reinvestment ..................             --              6,853               --           1,040,724
                                    ------------       ------------  ---------------      --------------
Total Purchased .................     29,792,440         26,356,859       81,322,305       5,730,724,594
Shares Redeemed .................    (30,368,140)       (23,921,007)     (77,014,920)     (5,914,567,833)
                                    ------------       ------------  ---------------      --------------
Net Shares Purchased
  (Redeemed) ....................       (575,700)         2,435,852        4,307,385        (183,843,239)
                                    ------------       ------------  ---------------      --------------
                                    ------------       ------------  ---------------      --------------

H CLASS:
                                          MEDIUS             MEKROS        LARGE-CAP           LARGE-CAP
                                            FUND               FUND      EUROPE FUND          JAPAN FUND
                                    ------------       ------------  ---------------      --------------
Shares Purchased ................     93,819,644        115,322,173       37,130,484          13,245,498
Purchased through Dividend
  Reinvestment ..................          9,265             11,733               --                  --
                                    ------------       ------------  ---------------      --------------
Total Purchased .................     93,828,909        115,333,906       37,130,484          13,245,498
Shares Redeemed .................    (97,371,579)      (118,163,700)     (37,288,995)        (13,980,368)
                                    ------------       ------------  ---------------      --------------
Net Shares Redeemed .............     (3,542,670)        (2,829,794)        (158,511)           (734,870)
                                    ------------       ------------  ---------------      --------------
                                    ------------       ------------  ---------------      --------------

128

--------------------------------------------------------------------------------

C CLASS:

                                            NOVA               URSA              OTC              ARKTOS
                                            FUND               FUND             FUND                FUND
                                    ------------       ------------  ---------------      --------------
Shares Purchased ................     11,268,899         16,643,783       11,462,178           2,077,755
Purchased through Dividend
  Reinvestment ..................             --              5,170               --               1,928
                                    ------------       ------------  ---------------      --------------
Total Purchased .................     11,268,899         16,648,953       11,462,178           2,079,683
Shares Redeemed .................    (10,847,905)       (15,955,243)     (10,601,971)         (2,069,791)
                                    ------------       ------------  ---------------      --------------
Net Shares Purchased ............        420,994            693,710          860,207               9,892
                                    ------------       ------------  ---------------      --------------
                                    ------------       ------------  ---------------      --------------

                                                                                U.S.
                                                                          GOVERNMENT
                                          MEDIUS             MEKROS             BOND                JUNO
                                            FUND               FUND             FUND                FUND
                                    ------------       ------------  ---------------      --------------
Shares Purchased ................      6,276,724         15,463,918        2,371,414           9,481,230
Purchased through Dividend
  Reinvestment ..................          1,123                663            3,299                 994
                                    ------------       ------------  ---------------      --------------
Total Purchased .................      6,277,847         15,464,581        2,374,713           9,482,224
Shares Redeemed .................     (5,990,604)       (15,320,356)      (2,200,459)         (6,662,145)
                                    ------------       ------------  ---------------      --------------
Net Shares Purchased ............        287,243            144,225          174,254           2,820,079
                                    ------------       ------------  ---------------      --------------
                                    ------------       ------------  ---------------      --------------

                                                                                U.S.
                                                                          GOVERNMENT
                                       LARGE-CAP          LARGE-CAP            MONEY
                                     EUROPE FUND         JAPAN FUND      MARKET FUND
                                    ------------       ------------  ---------------
Shares Purchased ................      2,342,639            217,941    2,555,257,130
Purchased through Dividend
  Reinvestment ..................             --                 --           80,795
                                    ------------       ------------  ---------------
Total Purchased .................      2,342,639            217,941    2,555,337,925
Shares Redeemed .................     (2,149,285)          (217,899)  (2,401,512,601)
                                    ------------       ------------  ---------------
Net Shares Purchased ............        193,354                 42      153,825,324
                                    ------------       ------------  ---------------
                                    ------------       ------------  ---------------

INSTITUTIONAL CLASS:
                                            U.S.
                                      GOVERNMENT
                                           MONEY
                                     MARKET FUND
                                    ------------
Shares Purchased ................     70,000,000
Purchased through Dividend
  Reinvestment ..................         63,341
                                    ------------
Total Purchased .................     70,063,341
Shares Redeemed .................    (10,055,171)
                                    ------------
Net Shares Purchased ............     60,008,170
                                    ------------
                                    ------------

                                                          SEMI-ANNUAL REPORT 129

--------------------------------------------------------------------------------

Transactions in dollars for the period ended September 30, 2003 were:

INVESTOR CLASS:

                                            NOVA               URSA              OTC              ARKTOS
                                            FUND               FUND             FUND                FUND
                                    ------------     --------------    -------------        ------------
Shares Purchased ................   $632,853,687     $1,708,614,282    $ 876,545,709        $655,248,358
Purchased through Dividend
  Reinvestment ..................             --                 --               --                  --
                                    ------------     --------------    -------------        ------------
Total Purchased .................    632,853,687      1,708,614,282      876,545,709         655,248,358
Shares Redeemed .................   (641,521,998)    (1,533,754,887)    (893,895,823)       (529,211,905)
                                    ------------     --------------    -------------        ------------
Net Change ......................   $ (8,668,311)    $  174,859,395    $ (17,350,114)       $126,036,453
                                    ------------     --------------    -------------        ------------
                                    ------------     --------------    -------------        ------------

                                            U.S.                                U.S.
                                      GOVERNMENT                          GOVERNMENT
                                            BOND               JUNO            MONEY
                                            FUND               FUND      MARKET FUND
                                    ------------     --------------  ---------------
Shares Purchased ................   $532,159,218     $1,417,451,213  $10,278,026,002
Purchased through Dividend
  Reinvestment ..................        784,425                 --        1,354,494
                                    ------------     --------------  ---------------
Total Purchased .................    532,943,643      1,417,451,213   10,279,380,496
Shares Redeemed .................   (528,647,315)    (1,121,567,530) (10,290,039,558)
                                    ------------     --------------  ---------------
Net Change ......................   $  4,296,328     $  295,883,683  $   (10,659,062)
                                    ------------     --------------  ---------------
                                    ------------     --------------  ---------------

ADVISOR CLASS:
                                            NOVA               URSA              OTC              ARKTOS
                                            FUND               FUND             FUND                FUND
                                    ------------       ------------     ------------          ----------
Shares Purchased ................   $142,085,270       $179,049,850     $ 70,016,493          $4,492,588
Purchased through Dividend
  Reinvestment ..................             --                 --               --                  --
                                    ------------       ------------     ------------          ----------
Total Purchased .................    142,085,270        179,049,850       70,016,493           4,492,588
Shares Redeemed .................   (134,634,104)      (157,435,521)     (88,487,950)         (2,126,079)
                                    ------------       ------------     ------------          ----------
Net Change ......................   $  7,451,166       $ 21,614,329     $(18,471,457)         $2,366,509
                                    ------------       ------------     ------------          ----------
                                    ------------       ------------     ------------          ----------

                                            U.S.                                U.S.
                                      GOVERNMENT                          GOVERNMENT
                                            BOND               JUNO            MONEY
                                            FUND               FUND      MARKET FUND
                                     -----------       ------------   --------------
Shares Purchased ................    $19,583,204       $ 31,059,452   $2,715,067,154
Purchased through Dividend
  Reinvestment ..................         11,863                 --            7,033
                                     -----------       ------------   --------------
Total Purchased .................     19,595,067         31,059,452    2,715,074,187
Shares Redeemed .................     (6,064,773)       (17,111,268)  (2,637,942,518)
                                     -----------       ------------   --------------
Net Change ......................    $13,530,294       $ 13,948,184   $   77,131,669
                                     -----------       ------------   --------------
                                     -----------       ------------   --------------

130

--------------------------------------------------------------------------------

H CLASS:

                                          MEDIUS             MEKROS        LARGE-CAP           LARGE-CAP
                                            FUND               FUND      EUROPE FUND          JAPAN FUND
                                    ------------     --------------    -------------       -------------
Shares Purchased ................   $354,179,319     $1,065,810,004    $ 163,253,001       $ 277,125,981
Purchased through Dividend
  Reinvestment ..................             --                 --               --                  --
                                    ------------     --------------    -------------       -------------
Total Purchased .................    354,179,319      1,065,810,004      163,253,001         277,125,981
Shares Redeemed .................   (350,553,478)    (1,035,870,786)    (165,765,799)       (217,243,364)
                                    ------------     --------------    -------------       -------------
Net Change ......................   $  3,625,841     $   29,939,218    $  (2,512,798)      $  59,882,617
                                    ------------     --------------    -------------       -------------
                                    ------------     --------------    -------------       -------------

C CLASS:
                                            NOVA               URSA              OTC              ARKTOS
                                            FUND               FUND             FUND                FUND
                                    ------------     --------------    -------------       -------------
Shares Purchased ................   $ 99,882,987     $  159,006,663    $  78,675,471       $  51,333,392
Purchased through Dividend
  Reinvestment ..................             --                 --               --                  --
                                    ------------     --------------    -------------       -------------
Total Purchased .................     99,882,987        159,006,663       78,675,471          51,333,392
Shares Redeemed .................    (93,944,979)      (130,597,370)     (77,136,416)        (34,670,333)
                                    ------------     --------------    -------------       -------------
Net Change ......................   $  5,938,008     $   28,409,293    $   1,539,055       $  16,663,059
                                    ------------     --------------    -------------       -------------
                                    ------------     --------------    -------------       -------------

                                                                                U.S.
                                                                          GOVERNMENT
                                          MEDIUS             MEKROS             BOND                JUNO
                                            FUND               FUND             FUND                FUND
                                    ------------     --------------    -------------       -------------
Shares Purchased ................   $ 46,299,939     $  147,450,950    $  47,186,118       $ 271,460,767
Purchased through Dividend
  Reinvestment ..................             --                 --           51,996                  --
                                    ------------     --------------    -------------       -------------
Total Purchased .................     46,299,939        147,450,950       47,238,114         271,460,767
Shares Redeemed .................    (47,036,925)      (142,479,503)     (40,777,329)        (88,812,617)
                                    ------------     --------------    -------------       -------------
Net Change ......................   $   (736,986)    $    4,971,447    $   6,460,785       $ 182,648,150
                                    ------------     --------------    -------------       -------------
                                    ------------     --------------    -------------       -------------

                                                                                U.S.
                                                                          GOVERNMENT
                                       LARGE-CAP          LARGE-CAP            MONEY
                                     EUROPE FUND         JAPAN FUND      MARKET FUND
                                    ------------     --------------   --------------
Shares Purchased ................   $ 13,340,040     $    8,662,800   $1,742,520,373
Purchased through Dividend
  Reinvestment ..................             --                 --            4,353
                                    ------------     --------------   --------------
Total Purchased .................     13,340,040          8,662,800    1,742,524,726
Shares Redeemed .................    (14,486,152)        (7,140,568)  (1,728,870,660)
                                    ------------     --------------   --------------
Net Change ......................   $ (1,146,112)    $    1,522,232   $   13,654,066
                                    ------------     --------------   --------------
                                    ------------     --------------   --------------

                                                          SEMI-ANNUAL REPORT 131

--------------------------------------------------------------------------------

INSTITUTIONAL CLASS:
                                            U.S.
                                      GOVERNMENT
                                           MONEY
                                     MARKET FUND
                                    ------------
Shares Purchased ...............    $         --
Purchased through Dividend
  Reinvestment .................          28,440
                                    -----------
Total Purchased ................          28,440
Shares Redeemed ................     (10,036,610)
                                    -----------
Net Change .....................    $(10,008,170)
                                    -----------
                                    -----------

Transactions in dollars for the year ended March 31, 2003 were:

INVESTOR CLASS:

                                            NOVA               URSA              OTC
                                            FUND               FUND             FUND
                                  --------------     --------------   --------------
Shares Purchased ...............  $1,550,454,716     $2,830,116,550   $1,802,548,833
Purchased through Dividend
  Reinvestment .................              --          2,695,421               --
                                  --------------     --------------   --------------
Total Purchased ................   1,550,454,716      2,832,811,971    1,802,548,833
Shares Redeemed ................  (1,556,893,272)    (2,638,186,951)  (1,687,027,469)
                                  --------------     --------------   --------------
Net Change .....................  $   (6,438,556)    $  194,625,020   $  115,521,364
                                  --------------     --------------   --------------
                                  --------------     --------------   --------------

                                                               U.S.
                                                         GOVERNMENT
                                          ARKTOS               BOND             JUNO
                                            FUND               FUND             FUND
                                  --------------     --------------   --------------
Shares Purchased ...............  $1,170,064,405     $1,671,834,178   $1,251,087,583
Purchased through Dividend
  Reinvestment .................       4,404,716          1,941,577           56,144
                                  --------------     --------------   --------------
Total Purchased ................   1,174,469,121      1,673,775,755    1,251,143,727
Shares Redeemed ................  (1,146,919,802)    (1,637,318,037)  (1,144,688,438)
                                  --------------     --------------   --------------
Net Change .....................  $   27,549,319     $   36,457,718   $  106,455,289
                                  --------------     --------------   --------------
                                  --------------     --------------   --------------

                                            U.S.
                                      GOVERNMENT
                                           MONEY
                                     MARKET FUND
                                 ---------------
Shares Purchased ............... $24,111,170,705
Purchased through Dividend
  Reinvestment .................       8,020,358
                                 ---------------
Total Purchased ................  24,119,191,063
Shares Redeemed ................ (23,879,948,617)
                                 ---------------
Net Change ..................... $   239,242,446
                                 ---------------
                                 ---------------

132

--------------------------------------------------------------------------------

ADVISOR CLASS:

                                                                                                    U.S.
                                                                                              GOVERNMENT
                                            NOVA               URSA              OTC               MONEY
                                            FUND               FUND             FUND         MARKET FUND
                                  --------------     --------------    -------------      --------------
Shares Purchased ...............  $  535,977,096     $  330,276,923    $ 566,145,734      $5,729,683,870
Purchased through Dividend
  Reinvestment .................              --             84,699               --           1,040,724
                                  --------------     --------------    -------------      --------------
Total Purchased ................     535,977,096        330,361,622      566,145,734       5,730,724,594
Shares Redeemed ................    (545,080,007)      (297,274,153)    (532,874,518)     (5,914,567,833)
                                  --------------     --------------    -------------      --------------
Net Change .....................  $   (9,102,911)    $   33,087,469    $  33,271,216      $ (183,843,239)
                                  --------------     --------------    -------------      --------------
                                  --------------     --------------    -------------      --------------

H CLASS:
                                          MEDIUS             MEKROS        LARGE-CAP           LARGE-CAP
                                            FUND               FUND      EUROPE FUND          JAPAN FUND
                                  --------------     --------------    -------------      --------------
Shares Purchased ...............  $1,945,416,153     $1,940,304,439     $444,767,939       $ 323,446,400
Purchased through Dividend
  Reinvestment .................         163,432            170,244               --                  --
                                  --------------     --------------    -------------      --------------
Total Purchased ................   1,945,579,585      1,940,474,683      444,767,939         323,446,400
Shares Redeemed ................  (2,022,196,977)    (1,992,763,899)    (441,951,114)       (337,144,368)
                                  --------------     --------------    -------------      --------------
Net Change .....................  $  (76,617,392)    $  (52,289,216)   $   2,816,825      $  (13,697,968)
                                  --------------     --------------    -------------      --------------
                                  --------------     --------------    -------------      --------------

C CLASS:
                                            NOVA               URSA              OTC              ARKTOS
                                            FUND               FUND             FUND                FUND
                                  --------------     --------------    -------------      --------------
Shares Purchased ...............  $  199,531,214     $  207,245,885    $  80,542,738      $   82,697,464
Purchased through Dividend
  Reinvestment .................              --             64,474               --              74,919
                                  --------------     --------------    -------------      --------------
Total Purchased ................     199,531,214        207,310,359       80,542,738          82,772,383
Shares Redeemed ................    (190,906,083)      (197,104,992)     (74,793,804)        (81,654,290)
                                  --------------     --------------    -------------      --------------
Net Change .....................  $    8,625,131     $   10,205,367    $   5,748,934      $    1,118,093
                                  --------------     --------------    -------------      --------------
                                  --------------     --------------    -------------      --------------

                                                                                U.S.
                                                                          GOVERNMENT
                                          MEDIUS             MEKROS             BOND                JUNO
                                            FUND               FUND             FUND                FUND
                                    ------------       ------------  ---------------      --------------
Shares Purchased ...............    $118,906,006       $231,755,936     $ 25,084,987        $109,619,631
Purchased through Dividend
  Reinvestment .................          19,612              9,480           35,384               7,287
                                    ------------       ------------  ---------------      --------------
Total Purchased ................     118,925,618        231,765,416       25,120,371         109,626,918
Shares Redeemed ................    (112,097,599)      (234,108,252)     (23,220,202)        (48,058,380)
                                    ------------       ------------  ---------------      --------------
Net Change .....................    $  6,828,019       $ (2,342,836)     $ 1,900,169        $ 61,568,538
                                    ------------       ------------  ---------------      --------------
                                    ------------       ------------  ---------------      --------------

                                                          SEMI-ANNUAL REPORT 133

--------------------------------------------------------------------------------

                                                                                U.S.
                                  LARGE-CAP           LARGE-CAP           GOVERNMENT
                                     EUROPE               JAPAN                MONEY
                                       FUND                FUND          MARKET FUND
                                -----------         -----------       --------------
Shares Purchased ...........    $26,738,406         $ 5,902,412       $2,555,257,130
Purchased through Dividend
  Reinvestment .............             --                  --               80,795
                                -----------         -----------       --------------
Total Purchased ............     26,738,406           5,902,412        2,555,337,925
Shares Redeemed ............    (24,610,760)         (5,745,360)      (2,401,512,601)
                                -----------         -----------       --------------
Net Change .................    $ 2,127,646         $   157,052       $  153,825,324
                                -----------         -----------       --------------
                                -----------         -----------       --------------

INSTITUTIONAL CLASS:
                                       U.S.
                                 GOVERNMENT
                                      MONEY
                                MARKET FUND
                               ------------
Shares Purchased ...........   $ 70,000,000
Purchased through Dividend
  Reinvestment .............         63,341
                               ------------
Total Purchased ............     70,063,341
Shares Redeemed ............    (10,055,171)
                               ------------
Net Change .................   $ 60,008,170
                               ------------
                               ------------

9.   NET ASSETS
At September 30, 2003, net assets consisted of:

                                             NOVA FUND        URSA FUND           OTC FUND        ARKTOS FUND
                                          ------------     ------------     --------------       ------------
Paid-In Capital ......................    $316,441,195     $750,662,646     $1,598,716,347       $356,087,451
Undistributed Net
  Investment Loss ....................        (565,598)      (3,202,593)        (4,341,547)          (378,049)
Accumulated Net Realized
  Loss on Investments, Options,
  Equity Index Swaps, and
  Futures Contracts ..................     (95,179,601)    (103,725,956)    (1,044,326,612)      (101,118,907)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options, Equity Index Swaps,
   and Futures Contracts .............      (2,258,803)      (5,377,917)       296,161,977         (6,842,560)
                                          ------------     ------------     --------------       ------------
Net Assets ...........................    $218,437,193     $638,356,180     $  846,210,165       $247,747,935
                                          ------------     ------------     --------------       ------------
                                          ------------     ------------     --------------       ------------

134

--------------------------------------------------------------------------------

                                                                                    U.S.
                                                                              GOVERNMENT
                                           MEDIUS FUND      MEKROS FUND        BOND FUND     JUNO FUND
                                           -----------     ------------      -----------  ------------
Paid-In Capital .......................    $36,708,326     $ 97,583,286      $86,303,497  $692,799,223
Undistributed Net
  Investment Income (Loss) ............       (149,442)        (714,239)         181,492    (1,716,602)
Accumulated Net Realized
  Gain (Loss) on Investments,
  Options, Equity Index Swaps, and
  Futures Contracts ...................     (8,714,918)      15,052,007      (12,451,577)   (6,216,578)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Equity Index Swaps, Options
  and Futures Contracts ...............      3,654,612          517,424        4,950,689   (10,558,395)
                                           -----------     ------------      -----------  ------------
Net Assets ............................    $31,498,578     $112,438,478      $78,984,101  $674,307,648
                                           -----------     ------------      -----------  ------------
                                           -----------     ------------      -----------  ------------


                                                                                       U.S.
                                             LARGE-CAP        LARGE-CAP          GOVERNMENT
                                                EUROPE            JAPAN               MONEY
                                                  FUND             FUND         MARKET FUND
                                           ------------     -----------      --------------
Paid-In Capital .......................     $2,966,834      $64,604,706      $1,738,526,870
Undistributed Net Investment
  Income (Loss) .......................       (168,350)         (61,315)                 --
Accumulated Net Realized Gain
  (Loss) on Investments, Equity
  Index Swaps, and Futures
  Contracts ...........................      3,439,826        2,555,890            (464,513)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Equity Index Swaps and
  Futures Contracts ...................        (78,947)       1,407,567                  --
                                           ------------     -----------      --------------
Net Assets ............................     $6,159,363      $68,506,848      $1,738,062,357
                                           ------------     -----------      --------------
                                           ------------     -----------      --------------

                                                          SEMI-ANNUAL REPORT 135

-------------------------------------------------------------------------------


                                     NOVA              URSA           ARKTOS             JUNO
                                   MASTER            MASTER           MASTER           MASTER
                                PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                             ------------    --------------     ------------     ------------
Paid-In Capital ..........   $474,843,753    $1,124,820,647     $426,820,202     $696,175,111
Undistributed Net
  Investment Income (Loss)        785,862           (13,401)       5,513,922       (8,800,888)
Accumulated Net Realized
  Loss on Investments,
  Equity Index Swaps, Options,
  and Futures Contracts ..   (276,471,444)     (500,971,236)    (188,916,921)     (28,964,293)
Net Unrealized Appreciation
  on Investments, Options,
  Equity Index Swaps
  and Futures Contracts ..     19,308,034        14,586,683        4,312,983       15,970,404
                             ------------    --------------     ------------     ------------
Net Assets ...............   $218,466,205    $  638,422,693     $247,730,186     $674,380,334
                             ------------    --------------     ------------     ------------
                             ------------    --------------     ------------     ------------

10.  PORTFOLIO SECURITIES LOANED
The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At September 30, 2003, the pooled cash collateral investments consisted of repurchase agreements (78.46%), commercial paper (11.99%), fixed income notes (9.43%), and money market mutual funds (0.12%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. The Trust holds the cash collateral in a segregated account at its custodian bank. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2003 the following funds participated in securities lending and received cash collateral:

FUND                                CASH COLLATERAL  VALUE OF SECURITIES LOANED
----                                ---------------  --------------------------
OTC Fund                               $350,230,686                $330,110,921
Medius Fund                               5,309,643                   5,089,862
Mekros Fund                               6,823,343                   6,339,610
U.S. Government Money Market Fund       160,000,000                 159,712,000
Nova Master Portfolio                    49,741,480                  47,441,985

136


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

11.  LARGE-CAP JAPAN FUND REVERSE STOCK SPLIT
Effective April 21, 2003, the Large-Cap Japan Fund, H Class shares and C Class shares, underwent a 1-for-3 reverse split. The effect of this transaction was to divide the number of outstanding shares by three, while multiplying the net asset value per share by three.

There was no change in the aggregate market value of the outstanding shares as a result of this transaction.

12.  CHANGE IN INDEPENDENT AUDITORS
Effective August 25, 2003, the Trust has retained PricewaterhouseCoopers LLP to serve as the Trust's independent auditors.

13.  PROXY VOTING INFORMATION
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

                                                          SEMI-ANNUAL REPORT 137



--------------------------------------------------------------------------------


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[LOGO OMITTED]
Rydex Investments
Essential for modern markets [TM]


9601 Blackwell Road
Suite 500
Rockville,MD 20850
800.820.0888
www.rydexfunds.com

THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

                                                                    Sector Funds
                                                              Semi-Annual Report
                                                              September 30, 2003




                                                                    Banking Fund
                                                            Basic Materials Fund
                                                              Biotechnology Fund
                                                          Consumer Products Fund
                                                                Electronics Fund
                                                                     Energy Fund
                                                            Energy Services Fund
                                                         Financial Services Fund
                                                                Health Care Fund
                                                                   Internet Fund
                                                                    Leisure Fund
                                                            Precious Metals Fund
                                                                  Retailing Fund
                                                                 Technology Fund
                                                         Telecommunications Fund
                                                             Transportation Fund
                                                                  Utilities Fund

[LOGO OMITTED]
Rydex Investments
Essential for modern markets[TM]

RFSSA-3-11/03

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

                                                            SEMI-ANNUAL REPORT 1


TABLE OF CONTENTS
--------------------------------------------------------------------------------

    LETTER TO OUR SHAREHOLDERS ........................................   2

    SCHEDULES OF INVESTMENTS ..........................................   3

    STATEMENTS OF ASSETS AND LIABILITIES ..............................  36

    STATEMENTS OF OPERATIONS ..........................................  40

    STATEMENTS OF CHANGES IN NET ASSETS ...............................  44

    FINANCIAL HIGHLIGHTS ..............................................  54

    NOTES TO FINANCIAL STATEMENTS ..................................... 140

2

--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

The period April 1 through September 30, 2003 can be characterized by remarkable resilience in the financial markets and cautious optimism on the economy. Having started the period in a time of high geopolitical uncertainty and weak economic activity, the markets returned double-digit gains across the board. Most notable in the rally was the solid outperformance of the technology sector and small-capitalization stocks. For the period, small-cap stocks, as measured by the Russell 2000(R), outperformed the predominantly large-cap S&P 500(R) by an incredible 16.17%, returning 34.62% and 18.45%, respectively. Similarly, the tech-heavy Nasdaq 100(R) returned 27.98%, beating the S&P 500 by 9.53%.

The mutual fund industry was rocked by revelations of trading abuses by corporate executives and fund managers, as well as disclosure of special deals for top customers. The charges and allegations as presented by New York Attorney General, Eliot Spitzer, represent a serious breach of fiduciary duty and are almost certain to bring regulatory changes to the industry. The term "market-timing" has, unfortunately, taken the connotation of illicit investor behavior. However, we believe that funds designed to accommodate active trading can be an important tool in a tactical asset allocation strategy provided trading activity is monitored and the rules to protect current shareholders are strictly enforced.

Investor optimism and positive news regarding cancer-fighting drugs helped spur the biotechnology sector as Rydex Biotechnology Fund rose 36.36% for the period. Technology, electronics and internet stocks all outpaced the broader market. Tax credits and home mortgage refinancing increased consumer discretionary income boosting the Rydex Retailing Fund by 28.25%.

In the strong, upward trending market of the last two quarters, Rydex inverse funds performed as expected, generating corresponding losses to their respective benchmarks. Rydex Ursa Fund was down 16.23%, corresponding to an 18.45% increase in the S&P 500. Similarly, Rydex Arktos Fund fell 23.76% while the Nasdaq 100 increased 27.98%. (Ursa Fund and Arktos Fund are part of the Rydex Benchmark Funds and are reported on separately.)

On the fixed-income side, uneven reports of a stronger economy, positive and negative unemployment data and increasing bond issuance led to volatility in the Treasury market throughout the period. On June 16, when the Long Bond yield hit a low of 4.17%, more positive economic data and improving investor sentiment initiated an upward trend in rates that topped out on August 15 at 5.45%. Further uncertainty surrounding the labor market pushed yields lower. Despite the fixed-income market's lack of direction, the Long Bond yielded 4.88% on September 30, 2003, closely matching the 4.82% yield recorded on March 31, 2003.

The outlook for higher interest rates and the speculation of a "bond bubble" has led to increased inflows to Rydex Juno Fund. Juno's assets reached $674.3 million at the end of the third quarter up from $189.9 million at March 31, 2003. This inverse bond fund is an option for investors to speculate on rising interest rates or to protect fixed-income holdings in a rising interest rate environment. (Juno Fund is part of the Rydex Benchmark Funds and is reported on separately.)

Staging a surprising comeback were the stocks of European and Japanese companies, which have been conspicuously under performing in recent years. Rydex Large-Cap Europe Fund rose 29.76% reflecting improving fundamentals and a strong Euro versus the U.S. dollar. Rydex Large-Cap Japan rose an astounding 43.10% for the period reflecting improvements in Japanese domestic growth and growing global investor confidence. (Large-Cap Europe Fund and Large-Cap Japan Fund are part of the Rydex Benchmark Funds and are reported on separately.)

Times such as these can be challenging for investors. At Rydex Investments, we acknowledge and appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/S/ CARL G. VERBONCOEUR

Carl G. Verboncoeur
Chief Executive Officer
Rydex Investments

                                                            SEMI-ANNUAL REPORT 3

BANKING FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  99.3%
Wells Fargo & Co. ....   8,516          $   438,574
Bank of America Corp.    5,448              425,162
Wachovia Corp. .......   9,216              379,607
Bank One Corp. .......   8,966              346,536
Washington Mutual, Inc.+ 8,189              322,401
FleetBoston Financial
  Corp. ..............  10,375              312,806
J.P. Morgan Chase & Co.+ 9,009              309,279
U.S. Bancorp+ ........  10,225              245,298
National City Corp. ..   8,242              242,809
M&T Bank Corp. .......   2,370              206,901
Regions Financial Corp.  5,640              193,170
Charter One Financial,
  Inc. ...............   6,285              192,321
KeyCorp ..............   7,470              191,008
Union Planters Corp. .   5,818              184,082
Huntington Bancshares,
  Inc. ...............   8,750              173,162
First Tennessee National
  Corp. ..............   3,900              165,594
Bank of New York Co.,
  Inc. ...............   5,680              165,345
PNC Financial Services
  Group, Inc. ........   3,460              164,627
Hibernia Corp.cClass A   7,600              153,976
Downey Financial Corp.   3,200              149,536
Silicon Valley
  Bancshares* ........   5,400              149,202
Webster Financial Corp.  3,600              143,568
Colonial BancGroup,
  Inc.+ ..............   9,680              139,779
Provident Financial Group,
  Inc. ...............   4,945              138,262
South Financial Group,
  Inc. ...............   5,420              134,904
Fifth Third Bancorp ..   2,385              132,296
Whitney Holding Corp.    3,870              131,580
MAF Bancorp, Inc. ....   3,287              125,563
Staten Island Bancorp,
  Inc. ...............   6,400              124,480
Dime Community
  Bancshares .........   5,000              115,000
Chittenden Corp. .....   3,500              104,125


                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
Hudson City Bancorp,
  Inc. ...............   3,280          $   101,155
Seacoast Financial Services
  Corp. ..............   4,400               91,124
Riggs National Corp. .   5,725               90,169
Park National Corp. ..     800               89,520
Valley National Bancorp  3,096               86,193
Fulton Financial Corp.   4,083               81,987
Commerce Bancorp,
  Inc./NJ+ ...........   1,700               81,447
Commerce Bancshares,
  Inc. ...............   1,855               81,156
Radian Group, Inc. ...   1,800               79,920
MGIC Investment Corp.+   1,500               78,105
BB&T Corp. ...........   2,173               78,032
SunTrust Banks, Inc. .   1,241               74,919
Northern Trust Corp. .   1,700               72,148
United Bankshares, Inc.  2,388               71,521
GBC Bancorp/CA .......   1,800               69,030
Citigroup, Inc. ......   1,490               67,810
Susquehanna Bancshares,
  Inc. ...............   2,540               65,278
Popular, Inc. ........   1,620               64,476
Trustmark Corp. ......   2,370               64,298
Banknorth Group, Inc.    2,244               63,326
Golden West Financial
  Corp. ..............     700               62,657
Anchor BanCorp
  Wisconsin, Inc. ....   2,600               61,048
BancorpSouth, Inc. ...   2,750               60,225
Compass Bancshares, Inc. 1,740               60,169
W Holding Co., Inc. ..   3,288               58,855
Texas Regional Bancshares,
  Inc.--Class A ......   1,695               57,274
Boston Private Financial
  Holdings, Inc. .....   2,300               54,188
Comerica, Inc. .......   1,040               48,464
Mercantile Bankshares
  Corp. ..............   1,200               48,000
Pacific Capital Bancorp  1,470               44,820
Fremont General Corp.    3,330               42,324
Republic Bancorp,
  Inc./MI ............   3,030               40,360
Flagstar Bancorp, Inc.   1,700               39,015


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.

See Notes to Financial Statements.

BANKING FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2003
--------------------------------------------------------------------------------

                                                                     MARKET
                                                                      VALUE
                                                         SHARES    (NOTE 1)
----------------------------------------------------------------------------
SouthTrust Corp. .....................................    1,300   $  38,207
UnionBanCal Corp. ....................................      720      35,712
Citizens Banking Corp./MI ............................    1,280      33,805
Zions Bancorporation .................................      600      33,510
Pacific Northwest Bancorp ............................      900      32,085
Sky Financial Group, Inc. ............................    1,380      31,064
Marshall & Ilsley Corp. ..............................      900      28,368
Synovus Financial Corp. ..............................    1,000      24,990
Independence Community Bank Corp. ....................      700      24,451
North Fork Bancorporation, Inc. ......................      600      20,850
PFF Bancorp, Inc. ....................................      646      20,594
Wintrust Financial Corp. .............................      500      18,835
Greater Bay Bancorp+ .................................      850      17,680
AmSouth Bancorporation+ ..............................      800      16,976
Provident Bankshares Corp. ...........................      538      15,198
People's Bank/Bridgeport CT ..........................      500      14,970
New Century Financial Corp. ..........................      500      14,160
FirstFed Financial Corp.* ............................      341      13,470
Mellon Financial Corp. ...............................      300       9,042
Sovereign Bancorp, Inc.+ .............................      470       8,719
National Commerce Financial Corp. ....................      200       4,976
                                                                 ----------
TOTAL COMMON STOCKS
  (Cost $7,691,205) ..................................            9,087,628
                                                                 ----------
                                                           FACE
                                                         AMOUNT
                                                        -------
REPURCHASE AGREEMENTS  0.7%
Repurchase Agreement (Note 4)
  0.96% due 10/01/03 .................................  $14,331      14,331
  0.94% due 10/01/03 .................................    1,020       1,020
  0.93% due 10/01/03 .................................   14,331      14,331
  0.91% due 10/01/03 .................................   14,331      14,331
  0.90% due 10/01/03 .................................   20,231      20,231
                                                                 ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $64,244) .....................................               64,244
                                                                 ----------
TOTAL INVESTMENTS 100%
  (Cost $7,755,449) ..................................           $9,151,872
                                                                 ----------
                                                                 ----------




* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 5

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  97.9%
Dow Chemical Co. .....   9,937          $   323,350
EI Du Pont de Nemours
  & Co. ..............   7,183              287,392
Alcoa, Inc.+ .........  10,675              279,258
International Paper Co.+ 6,877              268,341
Weyerhaeuser Co.+ ....   3,921              229,182
Praxair, Inc. ........   3,301              204,497
PPG Industries, Inc. .   3,660              191,125
Newmont Mining Corp.+    4,879              190,720
Georgia-Pacific Corp.    7,496              181,703
Freeport-McMoRan
  Copper & Gold,
  Inc.--Class B+ .....   5,192              171,855
Monsanto Co.+ ........   7,144              171,027
Air Products & Chemicals,
  Inc.+ ..............   3,385              152,663
Engelhard Corp. ......   5,018              138,848
Ball Corp. ...........   2,477              133,758
Ecolab, Inc.+ ........   5,260              132,815
Sigma-Aldrich Corp.+ .   2,487              129,175
Eastman Chemical Co.+    3,532              118,322
Bemis Co. ............   2,561              113,452
Rohm & Haas Co. ......   3,329              111,355
Sealed Air Corp.*+ ...   2,305              108,865
Louisiana-Pacific Corp.* 7,843              108,077
Cabot Corp. ..........   3,771              107,511
Scotts Co.--Class A* .   1,960              107,212
International Flavors &
  Fragrances, Inc. ...   3,239              107,146
Cytec Industries, Inc.*  2,739               99,974
Pactiv Corp.* ........   4,816               97,668
Airgas, Inc. .........   5,329               94,856
Martin Marietta Materials,
  Inc. ...............   2,562               93,385
FMC Corp.* ...........   3,565               89,838
Albemarle Corp. ......   3,254               89,322
Great Lakes Chemical
  Corp. ..............   4,289               86,252
Georgia Gulf Corp.+ ..   3,686               86,068
Potlatch Corp. .......   2,826               83,989
Worthington Industries,
  Inc. ...............   6,591               82,783
Phelps Dodge Corp.* ..   1,736               81,245


                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
MeadWestvaco Corp.+ ..   3,163          $    80,657
Steel Dynamics, Inc.*+   5,252               79,515
Olin Corp.+ ..........   5,005               79,179
Florida Rock Industries,
  Inc. ...............   1,530               75,888
Massey Energy Co. ....   5,566               74,028
Vulcan Materials Co. .   1,846               73,674
IMC Global, Inc. .....  11,464               73,484
Schulman A, Inc. .....   4,500               71,370
Minerals Technologies,
  Inc.+ ..............   1,344               68,410
Nucor Corp.+ .........   1,318               60,470
Aptargroup, Inc. .....   1,633               59,915
United States Steel
  Corp.+ .............   3,132               57,566
MacDermid, Inc. ......   2,141               56,629
HB Fuller Co. ........   2,300               55,821
Temple-Inland, Inc. ..   1,115               54,133
OM Group, Inc.* ......   3,525               51,606
Bowater, Inc.+ .......   1,191               50,093
Wellman, Inc. ........   6,520               48,965
Valspar Corp. ........     949               44,271
Carpenter Technology
  Corp. ..............   1,991               42,687
Longview Fibre Co. ...   4,066               39,725
Packaging Corp.
  of America* ........   2,030               39,423
Lyondell Chemical Co.    3,045               38,915
Commercial Metals Co.    2,040               37,475
Arch Chemicals, Inc. .   1,800               37,440
Sonoco Products Co. ..   1,641               36,020
Rayonier, Inc. .......     877               35,606
Buckeye Technologies,
  Inc.* ..............   3,810               34,633
Rock-Tenn Co.--Class A   2,336               34,059
Lubrizol Corp. .......   1,022               33,164
Boise Cascade Corp.+ .   1,145               31,602
Deltic Timber Corp. ..   1,080               31,234
Century Aluminum Co.*    2,800               30,380
Myers Industries, Inc.   2,900               29,029
Crompton Corp. .......   4,621               26,848
RPM International, Inc.  2,033               26,551
Peabody Energy Corp. .     840               26,351


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.

See Notes to Financial Statements.

6

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2003
--------------------------------------------------------------------------------

                                                                     MARKET
                                                                      VALUE
                                                         SHARES    (NOTE 1)
----------------------------------------------------------------------------
Brush Engineered Materials, Inc.* ....................    2,300  $   23,575
Hercules, Inc.* ......................................    2,073      23,487
Quaker Chemical Corp. ................................    1,000      23,260
Ryerson Tull, Inc. ...................................    2,750      21,450
Arch Coal, Inc.+ .....................................      876      19,456
Penford Corp. ........................................    1,400      18,200
Allegheny Technologies, Inc. .........................    2,683      17,574
Steel Technologies, Inc. .............................    1,315      16,372
IMCO Recycling, Inc.* ................................    2,500      15,375
Commonwealth Industries, Inc. ........................    3,000      14,250
Ferro Corp. ..........................................      557      11,898
AM Castle & Co.* .....................................    2,500      11,100
AK Steel Holding Corp.* ..............................    4,604       9,208
Cambrex Corp. ........................................      350       7,945
Quanex Corp. .........................................      220       7,392
Wausau-Mosinee Paper Corp. ...........................      569       6,947
PolyOne Corp. ........................................    1,115       4,382
Texas Industries, Inc. ...............................      100       2,460
RTI International Metals, Inc.* ......................      102       1,073
                                                                 ----------
TOTAL COMMON STOCKS
  (Cost $6,235,684) ..................................            7,135,249
                                                                 ----------
                                                           FACE
                                                         AMOUNT
                                                        -------
REPURCHASE AGREEMENTS  2.1%
Repurchase Agreement (Note 4)
  0.96% due 10/01/03 .................................  $34,188      34,188
  0.94% due 10/01/03 .................................    2,433       2,433
  0.93% due 10/01/03 .................................   34,188      34,188
  0.91% due 10/01/03 .................................   34,188      34,188
  0.90% due 10/01/03 .................................   48,265      48,265
                                                                 ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $153,262) ....................................              153,262
                                                                 ----------
TOTAL INVESTMENTS 100%
  (Cost $6,388,946) ..................................           $7,288,511
                                                                 ----------
                                                                 ----------


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 7


BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  100.0%
Amgen, Inc.*+ ........ 283,543        $  18,308,372
Genentech, Inc.*+ .... 166,325           13,329,285
Gilead Sciences,
  Inc.*+ ............. 136,910            7,657,376
Genzyme Corp.*+ ...... 157,627            7,290,249
Serono SA--SP ADR .... 383,086            6,274,949
Biogen, Inc.* ........ 160,012            6,117,259
Celgene Corp.*+ ...... 140,874            6,104,070
Cephalon, Inc.*+ ..... 107,498            4,936,308
Millennium
  Pharmaceuticals,
  Inc.*+ ............. 305,178            4,696,689
Chiron Corp.*+ .......  84,497            4,367,650
ICOS Corp.*+ ......... 107,847            4,132,697
Affymetrix, Inc.* .... 177,600            3,727,824
Alkermes, Inc.*+ ..... 264,399            3,627,554
Abgenix, Inc.*+ ...... 235,670            3,414,858
MedImmune, Inc.*+ .... 101,301            3,343,946
Human Genome Sciences,
  Inc.*+ ............. 241,126            3,293,781
Neurocrine Biosciences,
  Inc.*+ .............  63,200            3,129,664
InterMune, Inc.* ..... 160,635            3,064,916
ImClone Systems, Inc.*+ 76,525            2,963,048
Enzon Pharmaceuticals,
  Inc.* .............. 233,293            2,715,531
OSI Pharmaceuticals,
  Inc.*+ .............  82,216            2,669,554
Geron Corp.*+ ........ 187,600            2,570,120
IDEXX Laboratories,
  Inc.*+ .............  58,640            2,491,614
Regeneron Pharmaceuticals,
  Inc.* .............. 141,000            2,491,470
Martek Biosciences
  Corp.*+ ............  46,300            2,438,621
IDEC Pharmaceuticals
  Corp.*+ ............  73,006            2,420,149
Gen-Probe, Inc.* .....  44,000            2,383,480
QLT, Inc.*+ .......... 134,643            2,150,249
Cell Therapeutics,
  Inc.*+ ............. 187,094            2,127,259
Charles River Laboratories
  International, Inc.*  69,100            2,120,679
Invitrogen Corp.*+ ...  35,433            2,054,760


                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
Vertex Pharmaceuticals,
  Inc.*+ ............. 158,737         $  1,952,465
Medarex, Inc.*+ ...... 311,400            1,846,602
Dendreon Corp.* ...... 203,401            1,800,099
Applera Corp.--Celera
  Genomics Group* .... 153,239            1,791,364
Enzo Biochem, Inc.* ..  82,797            1,615,369
Amylin Pharmaceuticals,
  Inc.*+ .............  56,675            1,600,502
BioMarin Pharmaceutical,
  Inc.* .............. 205,315            1,572,713
Connetics Corp.* .....  84,150            1,519,749
Cell Genesys, Inc.* .. 119,018            1,497,246
Corixa Corp.*+ ....... 187,849            1,495,278
ILEX Oncology, Inc.*+   86,928            1,443,874
Telik, Inc.* .........  70,400            1,411,520
Onyx Pharmaceuticals,
  Inc.* ..............  64,633            1,392,841
Tularik, Inc.* ....... 138,661            1,367,197
Digene Corp.*+ .......  30,800            1,258,488
Isis Pharmaceuticals,
  Inc.* .............. 190,059            1,239,185
Exelixis, Inc.* ...... 171,636            1,225,481
SciClone Pharmaceuticals,
  Inc.* .............. 148,178            1,170,606
Transkaryotic Therapies,
  Inc.* .............. 108,311            1,131,850
Indevus Pharmaceuticals,
  Inc.* .............. 209,794            1,122,398
Cubist Pharmaceuticals,
  Inc.* ..............  87,716              946,456
Albany Molecular Research,
  Inc.*+ .............  62,600              927,106
ID Biomedical Corp.* .  47,000              822,030
Pharmacopeia, Inc.* ..  62,294              791,072
Emisphere Technologies,
  Inc.* ..............  98,032              711,712
Gene Logic, Inc.* .... 150,136              705,639
NeoPharm, Inc.*+ .....  42,296              634,440
Caliper Technologies Corp.
  NMS* ...............  88,566              553,538
Techne Corp.* ........  14,500              460,955
Novavax, Inc.* .......  52,526              385,541
Diversa Corp.* .......  48,844              378,541


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

8

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2003
--------------------------------------------------------------------------------

                                                                       MARKET
                                                                        VALUE
                                                         SHARES      (NOTE 1)
------------------------------------------------------------------------------
CuraGen Corp.* .......................................   69,314  $    348,649
Genta, Inc.*+ ........................................   25,675       325,302
Luminex Corp.*+ ......................................   48,028       324,189
Tanox, Inc.* .........................................   15,732       314,797
Serologicals Corp.* ..................................   18,400       241,960
Antigenics, Inc.*+ ...................................   19,714       240,511
Avigen, Inc.* ........................................   44,237       230,032
Nektar Therapeutics* .................................   15,549       199,027
NPS Pharmaceuticals, Inc.* ...........................    6,436       179,243
XOMA Ltd.* ...........................................   23,545       174,233
ImmunoGen, Inc.* .....................................   38,433       171,027
Atrix Laboratories, Inc.* ............................    6,026       124,075
                                                                 ------------
TOTAL COMMON STOCKS
  (Cost $136,780,144) ................................            178,058,883
                                                                 ------------
TOTAL INVESTMENTS 100%
  (Cost $136,780,144) ................................           $178,058,883
                                                                 ------------
                                                                 ------------




* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 9

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  99.2%
Procter & Gamble Co.+   11,116        $   1,031,787
Altria Group, Inc. ...  20,640              904,032
PepsiCo, Inc. ........  19,597              898,131
Coca-Cola Co. ........  18,970              814,951
Colgate-Palmolive Co.+  10,774              602,159
Anheuser-Busch Cos.,
  Inc.+ ..............  11,661              575,354
eBay, Inc.*+ .........   9,708              519,475
General Mills, Inc. ..  10,948              515,322
Kraft Foods, Inc.--
  Class A+ ...........  16,853              497,163
H.J. Heinz Co. .......  13,868              475,395
Clorox Co. ...........   9,962              456,957
Wm. Wrigley Jr. Co. ..   8,071              446,326
Cendant Corp.*+ ......  19,905              372,024
Dean Foods Co.* ......  11,552              358,459
McCormick & Co., Inc.   12,600              345,492
Hormel Foods Corp. ...  14,300              328,614
Dial Corp. ...........  14,900              320,946
Constellation Brands, Inc.--
  Class A* ...........  10,500              320,145
J.M. Smucker Co. .....   7,500              316,200
Rent-A-Center, Inc.* .   9,407              303,846
Dreyer's Grand Ice Cream
  Holdings, Inc. .....   3,900              303,264
Kimberly-Clark Corp. .   5,770              296,116
Lancaster Colony Corp.   7,200              286,344
Church & Dwight Co.,
  Inc. ...............   7,968              278,800
Apollo Group, Inc.--
  Class A*+ ..........   4,087              269,865
Universal Corp./Richmond
  VA .................   6,400              269,632
Gillette Co. .........   8,247              263,739
Winn-Dixie Stores, Inc. 27,300              263,445
Hershey Foods Corp. ..   3,089              224,509
Weight Watchers
  International, Inc.*   5,162              214,739
Career Education Corp.*  4,634              209,920
H&R Block, Inc.+ .....   4,747              204,833
WD-40 Co. ............   6,400              202,816
Schweitzer-Mauduit
  International, Inc.    7,800              196,950


                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
DIMON, Inc. ..........  27,500            $ 189,750
Lance, Inc. ..........  18,800              186,872
ConAgra Foods, Inc. ..   8,774              186,360
Walgreen Co. .........   6,000              183,840
Sysco Corp.+ .........   5,548              181,475
Avon Products, Inc. ..   2,756              177,927
Duane Reade, Inc.* ...  11,100              177,045
Kroger Co.* ..........   9,717              173,643
Fortune Brands, Inc. .   2,836              160,943
Interstate Bakeries
  Corp. ..............   9,900              148,500
Performance Food Group
  Co.*+ ..............   3,600              146,556
ITT Educational Services,
  Inc.* ..............   2,986              143,089
Corinthian Colleges,
  Inc.* ..............   2,498              142,786
Newell Rubbermaid,
  Inc.+ ..............   6,537              141,657
Tyson Foods, Inc.--
  Class A+ ...........   9,600              135,648
ServiceMaster Co. ....  12,081              123,951
Black & Decker Corp. .   2,993              121,366
United Rentals, Inc.*+   7,498              120,643
Tootsie Roll Industries,
  Inc. ...............   3,800              117,800
Stanley Works ........   3,854              113,770
Sara Lee Corp. .......   6,132              112,584
Priceline.com, Inc.* .   3,878              112,423
Estee Lauder Cos., Inc.--
  Class A ............   3,286              112,053
Kellogg Co. ..........   3,239              108,021
Sylvan Learning Systems,
  Inc.*+ .............   3,879              105,819
DeVry, Inc.* .........   4,143               98,023
Education Management
  Corp.* .............   1,694               97,693
Energizer Holdings,
  Inc.* ..............   2,500               91,925
Safeway, Inc.* .......   3,791               86,966
Service Corp.
  International/US* ..  18,485               84,476
Casey's General Stores,
  Inc. ...............   5,449               76,449
Archer-Daniels-Midland
  Co. ................   5,722               75,015


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.

See Notes to Financial Statements.

10

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2003
--------------------------------------------------------------------------------

                                                                     MARKET
                                                                      VALUE
                                                         SHARES    (NOTE 1)
----------------------------------------------------------------------------
SUPERVALU, Inc. ......................................    3,000 $    71,580
Snap-on, Inc. ........................................    2,496      69,014
Nash Finch Co. .......................................    4,400      68,200
Campbell Soup Co. ....................................    2,571      68,131
Whole Foods Market, Inc.* ............................    1,100      60,698
Stewart Enterprises, Inc.--Class A* ..................   15,685      59,603
Sotheby's Holdings, Inc.--Class A* ...................    5,279      57,119
Ralcorp Holdings, Inc.* ..............................    2,000      55,400
Scotts Co.--Class A* .................................      959      52,457
Brown-Forman Corp.--Class B ..........................      600      47,472
Coca-Cola Enterprises, Inc.+ .........................    2,185      41,646
Tupperware Corp. .....................................    2,987      39,966
Flowers Foods, Inc. ..................................    1,700      38,760
Albertson's, Inc.+ ...................................    1,843      37,911
R.J. Reynolds Tobacco Holdings, Inc. .................      751      29,695
Pepsi Bottling Group, Inc. ...........................    1,389      28,586
Robert Mondavi Corp.--Class A* .......................      900      27,882
Wild Oats Markets, Inc.* .............................    2,500      27,325
Blyth, Inc. ..........................................      889      23,985
Pre-Paid Legal Services, Inc.*+ ......................    1,023      23,959
Krispy Kreme Doughnuts, Inc.* ........................      569      21,907
Sensient Technologies Corp. ..........................      900      18,900
Learning Tree International, Inc.* ...................    1,127      18,900
Wal-Mart Stores, Inc. ................................      300      16,755
CVS Corp. ............................................      522      16,213
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $17,666,495) .................................           19,144,882
                                                                -----------
                                                           FACE
                                                         AMOUNT
                                                       --------
REPURCHASE AGREEMENTS  0.8%
Repurchase Agreement (Note 4)
  0.96% due 10/01/03 .................................  $34,715      34,715
  0.94% due 10/01/03 .................................    2,471       2,471
  0.93% due 10/01/03 .................................   34,715      34,715
  0.91% due 10/01/03 .................................   34,715      34,715
  0.90% due 10/01/03 .................................   49,010      49,010
                                                                -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $155,626) ....................................              155,626
                                                                -----------
TOTAL INVESTMENTS 100%
  (Cost $17,822,121) .................................          $19,300,508
                                                                -----------
                                                                -----------


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 11

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  97.3%
Intel Corp. .......... 229,879          $ 6,323,971
Texas Instruments,
  Inc. ............... 110,518            2,519,810
Applied Materials,
  Inc.*+ ............. 128,764            2,335,779
Analog Devices, Inc.*+  51,756            1,967,763
Maxim Integrated
  Products, Inc.+ ....  43,504            1,718,408
Xilinx, Inc.*+ .......  56,636            1,614,692
KLA-Tencor Corp.*+ ...  31,042            1,595,559
Linear Technology Corp. 44,343            1,587,923
Altera Corp.* ........  81,225            1,535,152
Microchip Technology,
  Inc.+ ..............  53,028            1,269,490
National Semiconductor
  Corp.*+ ............  37,870            1,222,822
Teradyne, Inc.*+ .....  52,800              982,080
Lam Research Corp.*+ .  42,650              944,697
Cabot Microelectronics
  Corp.*+ ............  16,318              909,565
LSI Logic Corp.*+ ....  98,572              886,162
QLogic Corp.*+ .......  18,459              867,758
Novellus Systems,
  Inc.*+ .............  25,469              859,579
Integrated Device
  Technology, Inc.* ..  67,734              841,256
Cypress Semiconductor
  Corp.*+ ............  45,895              811,424
Silicon Laboratories,
  Inc.*+ .............  16,667              749,182
Micron Technology,
  Inc.*+ .............  55,013              738,274
Atmel Corp.* ......... 179,787              720,946
Advanced Micro Devices,
  Inc.*+ .............  64,600              717,706
Intersil Corp.--
  Class A* ...........  29,482              701,672
International Rectifier
  Corp.*+ ............  17,000              636,480
Broadcom Corp.--
  Class A*+ ..........  21,838              581,328
NVIDIA Corp.*+ .......  36,315              577,808
Photronics, Inc.*+ ...  27,056              575,211
Cymer, Inc.*+ ........  13,880              571,856
Power Integrations,
  Inc.* ..............  15,697              521,768



                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
United Microelectronics
  Corp.--SP ADR*+ .... 102,812          $   463,682
Brooks Automation,
  Inc.* ..............  22,000              459,800
Applied Micro Circuits
  Corp.* .............  92,924              452,540
Ultratech, Inc.* .....  15,890              448,416
Infineon Technologies
  AG--SP ADR* ........  34,700              447,283
Skyworks Solutions,
  Inc.*+ .............  48,838              444,426
Marvell Technology Group
  Ltd.* ..............  11,589              437,485
DSP Group, Inc.* .....  14,849              369,889
Standard Microsystems
  Corp.* .............  12,720              343,186
Kulicke & Soffa Industries,
  Inc.* ..............  30,803              333,904
Actel Corp.*+ ........  13,230              317,123
Agere Systems,
  Inc.--Class A*+ ....  95,200              292,264
Lattice Semiconductor
  Corp.* .............  40,177              285,658
Kopin Corp.* .........  40,703              282,072
Helix Technology Corp.  17,049              279,092
Rudolph Technologies,
  Inc.* ..............  14,273              275,612
Exar Corp.* ..........  18,722              264,542
Semtech Corp.*+ ......  13,998              258,403
Microsemi Corp.* .....  16,583              252,725
Vitesse Semiconductor
  Corp.* .............  33,700              215,680
STMicroelectronics NV    8,594              206,686
RF Micro Devices,
  Inc.*+ .............  22,000              204,380
OmniVision Technologies,
  Inc.*+ .............   4,724              199,542
Integrated Circuit Systems,
  Inc.* ..............   6,400              192,256
MKS Instruments, Inc.*   8,569              185,605
Supertex, Inc.* ......   9,992              179,256
Alliance Semiconductor
  Corp.* .............  32,774              178,291
PMC--Sierra, Inc.*+ ..  10,083              133,005


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

12

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2003
--------------------------------------------------------------------------------

                                                                     MARKET
                                                                      VALUE
                                                         SHARES    (NOTE 1)
----------------------------------------------------------------------------
Fairchild Semiconductor
  International, Inc.*+ ..............................    7,800 $   129,324
Three-Five Systems, Inc.* ............................   21,300     117,363
Varian Semiconductor Equipment Associates, Inc.* .....    1,870      70,031
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $30,006,935) .................................           46,605,642
                                                                -----------

                                                           FACE
                                                         AMOUNT
                                                       --------
REPURCHASE AGREEMENTS  2.7%
Repurchase Agreement (Note 4)
  0.96% due 10/01/03 ................................. $288,793     288,793
  0.94% due 10/01/03 .................................   20,558      20,558
  0.93% due 10/01/03 .................................  288,793     288,793
  0.91% due 10/01/03 .................................  288,793     288,793
  0.90% due 10/01/03 .................................  407,709     407,709
                                                                -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,294,646) ..................................            1,294,646
                                                                -----------
TOTAL INVESTMENTS 100%
  (Cost $31,301,581) .................................          $47,900,288
                                                                -----------
                                                                -----------


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 13

ENERGY FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  99.0%
Exxon Mobil Corp. ....  34,214        $   1,252,232
BP  PLC--SP ADR+ .....  22,640              953,144
ChevronTexaco Corp. ..  11,474              819,817
Total SA--SP ADR+ ....   9,490              719,342
ConocoPhillips .......  12,994              711,421
Royal Dutch Petroleum
  Co.+ ...............  15,270              674,934
Shell Transport & Trading
  Co. PLC--SP ADR ....  13,620              514,291
Anadarko Petroleum
  Corp. ..............  10,667              445,454
Burlington Resources,
  Inc. ...............   9,049              436,162
Devon Energy Corp.+ ..   8,153              392,893
Kerr-McGee Corp. .....   8,110              362,030
EOG Resources, Inc. ..   8,570              357,712
Valero Energy Corp. ..   9,330              357,059
Amerada Hess Corp.+ ..   7,018              351,602
Repsol YPF SA--SP ADR   19,280              317,542
Pogo Producing Co.+ ..   6,990              316,507
Schlumberger Ltd.+ ...   6,530              316,052
Newfield Exploration
  Co.* ...............   7,600              293,132
Ashland, Inc.+ .......   8,840              290,394
Unocal Corp.+ ........   9,050              285,256
Tidewater, Inc. ......   9,630              272,529
Varco International,
  Inc.* ..............  16,100              272,251
Patterson-UTI Energy,
  Inc.* ..............   9,840              266,369
Overseas Shipholding
  Group, Inc.+ .......  10,015              258,888
Spinnaker Exploration
  Co.* ...............  10,560              253,440
Forest Oil Corp.* ....  10,540              252,433
Evergreen Resources,
  Inc.*+ .............   9,300              251,100
Cabot Oil & Gas Corp.    9,300              241,800
Vintage Petroleum, Inc. 21,990              239,251
Stone Energy Corp.* ..   6,620              233,554
Oceaneering International,
  Inc.* ..............   9,700              228,144
Remington Oil & Gas
  Corp.* .............  12,490              226,693
Nuevo Energy Co.* ....  11,560              210,045


                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
Cooper Cameron Corp.*    4,330     $        200,089
TEPPCO Partners LP ...   4,900              173,362
GulfTerra Energy
  Partners LP ........   4,300              172,430
Westport Resources
  Corp.* .............   7,220              169,959
Chesapeake Energy Corp. 15,600              168,168
EnCana Corp. .........   4,500              163,710
Enterprise Products
  Partners LP ........   7,240              163,624
Offshore Logistics,
  Inc.* ..............   7,926              160,898
Premcor, Inc.* .......   6,940              160,800
Occidental Petroleum
  Corp. ..............   4,550              160,297
China Petroleum &
  Chemical Corp.--
  SP ADR .............   5,620              153,876
Apache Corp.+ ........   1,959              135,837
Teekay Shipping Corp.    3,100              131,130
Halliburton Co. ......   5,350              129,738
Baker Hughes, Inc. ...   3,890              115,105
Cimarex Energy Co.* ..   5,740              112,504
Swift Energy Co.*+ ...   7,580              106,954
Marathon Oil Corp. ...   3,689              105,137
Maverick Tube Corp.* .   5,425               84,196
Cal Dive International,
  Inc.*+ .............   3,414               66,368
Transocean, Inc.* ....   2,860               57,200
Unit Corp.* ..........   2,875               54,165
Murphy Oil Corp. .....     904               53,110
Hanover Compressor Co.*  4,925               48,758
Nabors Industries Ltd.*+ 1,220               45,457
BJ Services Co.* .....   1,330               45,446
Noble Corp.* .........     959               32,596
GlobalSantaFe Corp. ..   1,100               26,345
Weatherford International
  Ltd.*+ .............     530               20,023
XTO Energy, Inc. .....     900               18,891
Smith International, Inc.* 490               17,630
ENSCO International,
  Inc. ...............     615               16,494
                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,820,262) .                   16,643,770
                                       ------------


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

14

ENERGY FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2003
--------------------------------------------------------------------------------

                                                                     MARKET
                                                           FACE       VALUE
                                                         AMOUNT    (NOTE 1)
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS  1.0%
Repurchase Agreement (Note 4)
  0.96% due 10/01/03 ................................. $ 37,008 $    37,008
  0.94% due 10/01/03 .................................    2,634       2,634
  0.93% due 10/01/03 .................................   37,008      37,008
  0.91% due 10/01/03 .................................   37,008      37,008
  0.90% due 10/01/03 .................................   52,245      52,245
                                                                -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $165,903) ....................................              165,903
                                                                -----------
TOTAL INVESTMENTS 100%
  (Cost $15,986,165) .................................          $16,809,673
                                                                -----------
                                                                -----------






See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 15

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                                                       MARKET
                                                                        VALUE
                                                         SHARES      (NOTE 1)
-----------------------------------------------------------------------------
COMMON STOCKS  100.0%
Schlumberger Ltd.+ ...................................   36,674 $ 1,775,022
Baker Hughes, Inc.+ ..................................   42,663   1,262,398
Halliburton Co. ......................................   42,635   1,033,899
BJ Services Co.* .....................................   29,046     992,502
Noble Corp.* .........................................   28,039     953,046
Weatherford International Ltd.*+ .....................   24,950     942,611
ENSCO International, Inc.+ ...........................   34,454     924,056
Cooper Cameron Corp.* ................................   16,078     742,964
Smith International, Inc.* ...........................   19,866     714,779
Transocean, Inc.* ....................................   35,067     701,340
Patterson-UTI Energy, Inc.*+ .........................   24,920     674,584
Nabors Industries Ltd.*+ .............................   17,392     648,026
Tidewater, Inc. ......................................   22,865     647,080
Varco International, Inc.* ...........................   28,684     485,046
FMC Technologies, Inc.* ..............................   20,470     438,467
Helmerich & Payne, Inc. ..............................   15,203     397,406
Rowan Cos., Inc.*+ ...................................   15,933     391,633
Maverick Tube Corp.* .................................   21,699     336,768
Pride International, Inc.*+ ..........................   19,493     330,406
Unit Corp.* ..........................................   16,713     314,873
SEACOR SMIT, Inc.* ...................................    8,493     307,192
Hanover Compressor Co.* ..............................   30,958     306,484
Cal Dive International, Inc.*+ .......................   15,211     295,702
CARBO Ceramics, Inc. .................................    7,380     266,861
Grant Prideco, Inc.* .................................   25,961     264,543
Oceaneering International, Inc.* .....................   11,215     263,777
Tetra Technologies, Inc.* ............................   12,200     251,564
W-H Energy Services, Inc.* ...........................   13,639     242,774
Offshore Logistics, Inc.* ............................   11,802     239,581
National-Oilwell, Inc.* ..............................   12,637     229,235
GlobalSantaFe Corp.+ .................................    7,820     187,289
Precision Drilling Corp.* ............................    4,800     180,768
Key Energy Services, Inc.*+ ..........................   18,599     179,480
Atwood Oceanics, Inc.* ...............................    6,900     165,531
Input/Output, Inc.* ..................................   35,824     140,072
Hydril* ..............................................    2,422      49,070
Lone Star Technologies, Inc.*+ .......................    1,937      26,130
Dril-Quip, Inc.* .....................................    1,200      20,280
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $15,059,128) .................................           18,323,239
                                                                -----------
TOTAL INVESTMENTS 100%
  (Cost $15,059,128) .................................          $18,323,239
                                                                -----------
                                                                -----------

* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.

See Notes to Financial Statements.

16

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  98.7%
Citigroup, Inc. ......  24,903         $  1,133,336
Wells Fargo & Co.+ ...  16,827              866,590
Bank of America Corp.   10,726              837,057
Wachovia Corp. .......  17,310              712,999
Bank One Corp. .......  18,161              701,923
American International
  Group, Inc.+ .......  10,136              584,847
FleetBoston Financial
  Corp. ..............  19,030              573,754
MBNA Corp. ...........  24,881              567,287
Prudential Financial,
  Inc.+ ..............  14,810              553,302
Allstate Corp. .......  15,119              552,297
SLM Corp.+ ...........  14,140              550,894
American Express Co. .  12,024              541,801
John Hancock Financial
  Services, Inc. .....  15,940              538,772
M&T Bank Corp. .......   5,700              497,610
Washington Mutual,
  Inc.+ ..............  12,610              496,456
XL Capital Ltd. ......   6,400              495,616
J.P. Morgan Chase & Co. 14,376              493,528
ACE Ltd. .............  14,800              489,584
National City Corp. ..  16,120              474,895
Charter One Financial,
  Inc. ...............  15,100              462,060
Regions Financial Corp. 12,720              435,660
Union Planters Corp. .  13,379              423,312
Radian Group, Inc.+ ..   9,500              421,800
Investors Financial
  Services Corp.+ ....  13,170              413,538
Merrill Lynch & Co.,
  Inc.+ ..............   7,558              404,580
AmerUs Group Co.+ ....  11,760              399,840
MetLife, Inc. ........  14,200              398,310
Morgan Stanley .......   7,664              386,725
W.R. Berkley Corp. ...  11,130              381,314
U.S. Bancorp+ ........  15,741              377,627
MGIC Investment Corp.+   7,080              368,656
American Financial Group,
  Inc./OH ............  16,930              368,227
MAF Bancorp, Inc. ....   9,473              361,869


                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
Staten Island Bancorp,
  Inc. ...............  18,120         $    352,434
Seacoast Financial Services
  Corp. ..............  16,922              350,455
Riggs National Corp. .  22,114              348,295
Hilb, Rogal & Hamilton
  Co. ................  10,860              337,094
Equity Residential ...  11,120              325,594
Downey Financial Corp.   6,960              325,241
Eaton Vance Corp.+ ...   9,590              321,073
KeyCorp ..............  12,000              306,840
LaBranche & Co., Inc.   20,840              304,264
Colonial BancGroup,
  Inc.+ ..............  21,070              304,251
Silicon Valley
  Bancshares* ........  10,920              301,720
Principal Financial Group,
  Inc. ...............   9,720              301,223
Golden West Financial
  Corp. ..............   3,360              300,754
Lincoln National Corp.   8,460              299,315
Equity Office Properties
   Trust .............  10,220              281,357
Simon Property Group,
  Inc. ...............   6,310              274,990
Huntington Bancshares,
  Inc. ...............  13,700              271,123
Bank of New York Co.,
  Inc. ...............   9,250              269,267
LandAmerica Financial
  Group, Inc. ........   5,660              259,454
SEI Investments Co. ..   7,950              258,375
PNC Financial Services
  Group, Inc. ........   5,400              256,932
Capital One Financial
  Corp. ..............   4,450              253,828
PMI Group, Inc. ......   7,140              240,975
First Tennessee National
  Corp.+ .............   4,900              208,054
Independence Community
  Bank Corp. .........   5,900              206,087
Irwin Financial Corp.    8,300              201,690


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 17

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
Plum Creek Timber (REIT)
  Co., Inc.+ .........   7,820            $ 198,941
Webster Financial Corp.  4,940              197,007
UICI* ................  15,676              196,577
Everest Re Group Ltd.+   2,500              187,900
Federated Investors, Inc.--
  Class B ............   6,720              186,144
Charles Schwab Corp.+   15,620              186,034
Fannie Mae ...........   2,524              177,185
Boston Private Financial
  Holdings, Inc. .....   7,500              176,700
Hartford Financial Services
  Group, Inc.+ .......   3,280              172,626
Moody's Corp. ........   3,100              170,407
Legg Mason, Inc.+ ....   2,320              167,504
Stewart Information
  Services Corp.* ....   5,700              160,968
Leucadia National Corp.+ 4,219              159,689
Commerce Bancorp,
  Inc./NJ+ ...........   3,280              157,145
Lehman Brothers Holdings,
  Inc.+ ..............   2,120              146,450
E*TRADE Group, Inc.*+   15,230              141,030
MONY Group, Inc. .....   4,230              137,687
Protective Life Corp.    4,400              131,340
Cash America International,
  Inc. ...............   7,800              127,920
Flagstar Bancorp, Inc.   5,520              126,684
United Dominion Realty
  Trust, Inc. ........   6,410              117,367
Waddell & Reed Financial,
  Inc.--Class A ......   4,910              115,729
GBC Bancorp/CA .......   3,000              115,050
Liberty Property Trust   3,080              113,898
Aon Corp.+ ...........   5,380              112,173
New Plan Excel Realty
  Trust ..............   4,740              110,442
UnumProvident Corp. ..   7,400              109,298
United Bankshares, Inc.  3,591              107,550
First American Corp. .   4,300              107,070
State Street Corp.+ ..   2,320              104,400
Northern Trust Corp. .   2,430              103,129


                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
Goldman Sachs Group,
  Inc. ...............   1,170            $  98,163
Chubb Corp. ..........   1,480               96,022
New Century Financial
  Corp. ..............   3,330               94,306
Apartment Investment &
  Management Co.--
  Class A+ ...........   2,390               94,070
Essex Property Trust,
  Inc. ...............   1,500               94,065
Providian Financial
  Corp.* .............   7,760               91,490
Dime Community
  Bancshares .........   3,900               89,700
Fidelity National Financial,
  Inc. ...............   2,916               87,655
Janus Capital Group,
  Inc. ...............   5,650               78,931
SAFECO Corp.+ ........   2,070               72,988
Freddie Mac ..........   1,360               71,196
RLI Corp. ............   2,120               69,790
Fremont General Corp.    5,482               69,676
Mack-Cali Realty Corp.   1,700               66,640
AFLAC, Inc. ..........   2,020               65,246
Shurgard Storage Centers,
  Inc.--Class A ......   1,820               64,246
Hibernia Corp.--Class A  2,880               58,349
Ambac Financial Group,
  Inc. ...............     900               57,600
Loews Corp. ..........   1,360               54,903
AmeriCredit Corp.*+ ..   5,290               54,487
Fifth Third Bancorp ..     920               51,032
SunTrust Banks, Inc. .     820               49,503
Capital Automotive
  REIT+ ..............   1,500               45,765
Investment Technology
  Group, Inc.* .......   2,070               39,703
Greater Bay Bancorp+ .   1,800               37,440
Comerica, Inc. .......     800               37,280
T. Rowe Price Group,
  Inc. ...............     902               37,217
                                        -----------

TOTAL COMMON STOCKS
  (Cost $26,508,061) .                   31,076,258
                                        -----------

* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.
REIT--REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.

18

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                     MARKET
                                                           FACE       VALUE
                                                         AMOUNT    (NOTE 1)
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS  1.3%
Repurchase Agreement (Note 4)
  0.96% due 10/01/03 ................................. $ 93,430 $    93,430
  0.94% due 10/01/03 .................................    6,651       6,651
  0.93% due 10/01/03 .................................   93,430      93,430
  0.91% due 10/01/03 .................................   93,430      93,430
  0.90% due 10/01/03 .................................  131,899     131,899
                                                                -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $418,840) ....................................              418,840
                                                                -----------
TOTAL INVESTMENTS 100%
  (Cost $26,926,901) .................................          $31,495,098
                                                                -----------
                                                                -----------






See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 19

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  98.9%
Pfizer, Inc. .........  53,513         $  1,625,725
Johnson & Johnson, Inc. 27,705            1,371,952
Bristol-Myers Squibb
  Co. ................  35,798              918,577
Medtronic, Inc. ......  19,064              894,483
Wyeth ................  18,977              874,840
Amgen, Inc.*+ ........  10,977              708,785
UnitedHealth Group,
  Inc. ...............  12,414              624,672
Merck & Co., Inc. ....  11,798              597,215
McKesson Corp.+ ......  17,023              566,696
Gilead Sciences, Inc.*+  9,849              550,855
Boston Scientific Corp.* 8,450              539,110
Becton Dickinson & Co.  14,500              523,740
Schering-Plough Corp.   32,294              492,161
King Pharmaceuticals,
  Inc.* ..............  32,300              489,345
Applera Corp.--Applied
  Biosystems Group ...  21,900              488,589
DENTSPLY International,
  Inc. ...............  10,600              475,304
Cephalon, Inc.*+ .....   9,900              454,608
Biogen, Inc.* ........  11,400              435,822
Universal Health Services,
  Inc.--Class B* .....   8,800              435,160
Eli Lilly & Co. ......   7,323              434,986
Beckman Coulter, Inc.    9,415              428,759
Abbott Laboratories ..  10,028              426,691
WellPoint Health
  Networks, Inc.* ....   5,522              425,636
Apria Healthcare Group,
  Inc.*+ .............  15,400              421,652
IDEXX Laboratories,
  Inc.*+ .............   9,600              407,904
Sybron Dental Specialties,
  Inc.* ..............  15,769              395,329
Advanced Medical Optics,
  Inc.* ..............  21,200              380,752
Genzyme Corp.* .......   8,100              374,625
NDCHealth Corp. ......  17,700              370,815
Cerner Corp.*+ .......  11,850              365,809
Vertex Pharmaceuticals,
  Inc.*+ .............  29,590              363,957
Invacare Corp. .......   9,394              353,027


                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
Bausch & Lomb, Inc. ..   7,900         $    348,785
Applera Corp.--Celera
  Genomics Group* ....  28,426              332,300
Lincare Holdings, Inc.*+ 8,920              326,918
Respironics, Inc.* ...   7,450              311,261
Aventis SA--SP ADR ...   5,900              308,570
Novartis AG--SP ADR ..   7,850              304,894
Analogic Corp. .......   6,300              302,400
Alkermes, Inc.* ......  21,400              293,608
Sepracor, Inc.* ......  10,650              293,301
Bio-Rad Laboratories,
  Inc.--Class A* .....   5,700              290,700
SurModics, Inc.*+ ....  10,800              289,872
Anthem, Inc.* ........   4,008              285,891
Millennium
  Pharmaceuticals,
  Inc.*+ .............  18,195              280,021
Viasys Healthcare,
  Inc.* ..............  13,600              274,720
AstraZeneca  PLC--
  SP ADR+ ............   6,170              267,778
Neurocrine Biosciences,
  Inc.* ..............   5,400              267,408
Affymetrix, Inc.* ....  11,800              247,682
Baxter International,
  Inc. ...............   8,506              247,184
Patterson Dental Co.*+   4,000              230,320
First Health Group
  Corp.* .............   8,439              220,680
Humana, Inc.* ........  12,150              219,307
Omnicare, Inc. .......   5,951              214,593
Connetics Corp.* .....  11,750              212,205
Coventry Health Care,
  Inc.*+ .............   3,700              195,138
Savient Pharmaceuticals,
  Inc.* ..............  38,329              193,561
Tenet Healthcare
  Corp.*+ ............  13,051              188,978
Aetna, Inc. ..........   3,060              186,752
AdvancePCS* ..........   3,550              161,773
PacifiCare Health Systems,
  Inc.* ..............   3,300              161,040
CIGNA Corp.+ .........   3,435              153,373
Diagnostic Products
  Corp. ..............   4,200              152,586
Cardinal Health, Inc.    2,554              149,128


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

20

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
HCA, Inc. ............   3,993            $ 147,182
GlaxoSmithKline
  PLC--SP ADR+ .......   3,300              139,920
Forest Laboratories,
  Inc.*+ .............   2,566              132,021
Health Net, Inc.*+ ...   4,150              131,430
Datascope Corp. ......   4,050              124,497
Human Genome Sciences,
  Inc.* ..............   8,300              113,378
Shire Pharmaceuticals
  PLC--SP ADR*+ ......   4,900              108,339
Abgenix, Inc.*+ ......   7,450              107,950
Oxford Health Plans,
  Inc.* ..............   2,550              105,340
Varian Medical Systems,
  Inc.* ..............   1,600               91,968
Osteotech, Inc.* .....  10,800               88,452
Stryker Corp. ........   1,123               84,573
Accredo Health, Inc.*    3,000               83,970
Guidant Corp. ........   1,783               83,534
Express Scripts, Inc.*+  1,350               82,552
ArQule, Inc.* ........  17,680               81,328
OSI Pharmaceuticals,
  Inc.*+ .............   2,400               77,928
CONMED Corp.* ........   3,700               76,368
Orthodontic Centers Of
  America, Inc.*+ ....   8,650               68,162


                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
ResMed, Inc.* ........   1,500            $  65,970
Dade Behring Holdings,
  Inc.* ..............   2,300               64,975
Apogent Technologies,
  Inc.* ..............   3,100               64,666
Quest Diagnostics,
  Inc.*+ .............   1,000               60,640
Medicines Co.* .......   1,900               49,400
Pharmaceutical Resources,
  Inc.* ..............     600               40,932
Allergan, Inc.+ ......     500               39,365
Andrx Corp.* .........   2,000               37,020
Alpharma, Inc.--Class A  1,800               33,480
MGI Pharma, Inc.* ....     800               31,408
Mid Atlantic Medical
  Services, Inc.* ....     600               30,858
Sierra Health Services,
  Inc.* ..............   1,450               29,798
Zimmer Holdings, Inc.*+    500               27,550
St. Jude Medical, Inc.*    500               26,885
Chiron Corp.*+ .......     501               25,897
                                        -----------

TOTAL COMMON STOCKS
  (Cost $23,368,877) .                   28,688,044
                                        -----------


                                                           FACE
                                                         AMOUNT
                                                       --------
REPURCHASE AGREEMENTS  1.1%
Repurchase Agreement (Note 4)
  0.96% due 10/01/03 ................................. $ 73,038      73,038
  0.94% due 10/01/03 .................................    5,199       5,199
  0.93% due 10/01/03 .................................   73,038      73,038
  0.91% due 10/01/03 .................................   73,038      73,038
  0.90% due 10/01/03 .................................  103,113     103,113
                                                                -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $327,426) ....................................              327,426
                                                                -----------
TOTAL INVESTMENTS 100%
  (Cost $23,696,303) .................................          $29,015,470
                                                                -----------
                                                                -----------


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 21

INTERNET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  98.7%
Cisco Systems, Inc.*+   88,095        $   1,721,376
AOL Time Warner, Inc.*+ 75,634            1,142,830
QUALCOMM, Inc+. ......  23,720              987,701
eBay, Inc.*+ .........  15,558              832,508
Amazon.com, Inc.*+ ...  14,660              708,958
Yahoo!, Inc.*+ .......  18,060              638,963
Intuit, Inc.*+ .......  12,420              599,141
Symantec Corp.*+ .....   6,500              409,630
Foundry Networks,
  Inc.*+ .............  18,990              408,475
Check Point Software
  Technologies Ltd.* .  23,578              396,110
Broadcom Corp.--
  Class A* ...........  14,717              391,766
Juniper Networks,
  Inc.*+ .............  25,550              381,206
InterActiveCorp*+ ....  11,300              373,465
Sun Microsystems, Inc.* 98,612              326,406
BEA Systems, Inc.*+ ..  26,625              320,831
Earthlink, Inc.* .....  38,190              314,304
Qwest Communications
  International, Inc.*  81,276              276,338
E*TRADE Group, Inc.*+   28,860              267,244
Overture Services,
  Inc.* ..............  10,000              264,900
Siebel Systems, Inc.*   27,180              264,190
VeriSign, Inc.* ......  18,944              255,176
S1 Corp.* ............  46,930              236,996
Network Associates,
  Inc.* ..............  15,039              206,937
WebMD Corp.*+ ........  23,180              206,766
Research In Motion
  Ltd.*+ .............   5,400              206,280
United Online, Inc.* .   5,900              204,848
Macromedia, Inc.* ....   7,078              175,110
DoubleClick, Inc.*+ ..  15,090              162,519
CNET Networks, Inc.* .  20,430              144,644
Websense, Inc.* ......   6,510              138,468
WebEx Communications,
  Inc.*+ .............   7,100              134,829
CIENA Corp.*+ ........  21,830              129,015
CheckFree Corp.* .....   5,418              108,360
Internet Security Systems,
  Inc.* ..............   8,500              106,250



                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
Digital Insight Corp.*   4,867         $     96,853
RealNetworks, Inc.*+ .  14,506               95,014
Netease.com, Inc.--SP
  ADR*+ ..............   1,700               94,894
Netflix, Inc.*+ ......   2,800               94,108
TIBCO Software, Inc.*   17,543               93,855
F5 Networks, Inc.* ...   4,853               93,372
j2 Global Communications,
   Inc.* .............   1,900               71,877
Ariba, Inc.* .........  22,600               68,704
webMethods, Inc.* ....   7,700               61,446
Infospace, Inc.* .....   2,500               51,025
Red Hat, Inc.* .......   4,778               48,258
CMGI, Inc.* ..........  24,700               38,285
AsiaInfo Holdings, Inc.* 5,600               37,744
Akamai Technologies,
  Inc.* ..............   7,100               30,459
Ask Jeeves, Inc.* ....   1,500               26,100
FindWhat.com* ........   1,400               24,192
Register.com, Inc.* ..   4,900               22,099
                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,233,143) .                   14,490,825
                                       ------------
                          FACE
                        AMOUNT
                        ------
REPURCHASE AGREEMENTS  1.3%
Repurchase Agreement (Note 4)
  0.96% due 10/01/03 . $43,717               43,717
  0.94% due 10/01/03 .   3,112                3,112
  0.93% due 10/01/03 .  43,717               43,717
  0.91% due 10/01/03 .  43,717               43,717
  0.90% due 10/01/03 .  61,720               61,720
                                       ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $195,983)                           195,983
                                       ------------
TOTAL INVESTMENTS 100%
  (Cost $12,429,126)                   $ 14,686,808
                                       ------------
                                       ------------

* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

22


LEISURE FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  99.6%
McDonald's Corp. .....  11,490           $  270,475
Carnival Corp. .......   5,969              196,320
Starbucks Corp.*+ ....   6,540              188,352
Electronic Arts, Inc.*+  1,982              182,800
International Game
  Technology, Inc.+ ..   6,228              175,318
Harley-Davidson, Inc.    3,568              171,978
Marriott International,
  Inc.--Class A ......   3,866              166,354
Mattel, Inc. .........   8,624              163,511
Yum! Brands, Inc.* ...   4,530              134,179
Hilton Hotels Corp.+ .   8,180              132,680
Brinker International,
  Inc.*+ .............   3,850              128,436
Hasbro, Inc. .........   6,760              126,277
Royal Caribbean Cruises
  Ltd.+ ..............   4,118              115,757
Harrah's Entertainment,
  Inc. ...............   2,710              114,118
Starwood Hotels & Resorts
  Worldwide, Inc. ....   3,166              110,177
Applebee's International,
  Inc. ...............   3,270              102,940
MGM Mirage, Inc.* ....   2,608               95,322
Eastman Kodak Co. ....   4,500               94,230
P.F. Chang's China Bistro,
  Inc.* ..............   1,900               86,165
Outback Steakhouse, Inc. 2,200               83,314
Park Place Entertainment
  Corp.* .............   9,150               82,441
CBRL Group, Inc.+ ....   2,290               81,249
Polaris Industries, Inc. 1,086               80,527
Aztar Corp.* .........   4,520               80,049
Papa John's International,
  Inc.*+ .............   3,080               76,415
Lone Star Steakhouse &
  Saloon, Inc. .......   3,650               76,285
Callaway Golf Co. ....   4,980               71,065
Harman International
  Industries, Inc. ...     695               68,353
Bob Evans Farms, Inc.    2,510               67,042
GTECH Holdings Corp. .   1,560               66,846
Station Casinos, Inc.    2,020               61,812



                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
ARAMARK Corp.--
  Class B* ...........   2,440             $ 61,073
Darden Restaurants, Inc. 3,190               60,610
NVR, Inc.* ...........     100               46,650
Wendy's International,
  Inc.+ ..............   1,440               46,512
Brunswick Corp. ......   1,780               45,710
Activision, Inc.* ....   3,601               43,032
Shuffle Master, Inc.*    1,560               42,401
O'Charleys, Inc.* ....   2,780               41,227
Russell Corp. ........   2,460               40,098
Ford Motor Co. .......   3,700               39,849
Take-Two Interactive
  Software, Inc.* ....     920               31,436
Mandalay Resort Group      770               30,500
THQ, Inc.* ...........   1,793               29,441
Ryan's Family Steak Houses,
  Inc.* ..............   2,140               27,371
Ruby Tuesday, Inc. ...   1,130               27,244
Winnebago Industries,
  Inc. ...............     590               26,302
Nautilus Group, Inc. .   1,974               24,912
Six Flags, Inc.* .....   4,720               24,827
Pinnacle Entertainment,
  Inc.* ..............   3,450               24,150
International Speedway
  Corp.--Class A .....     520               22,823
Department 56, Inc.* .   1,730               21,971
JAKKS Pacific, Inc.* .   1,680               20,479
Applica, Inc. ........   3,330               20,146
Extended Stay America,
  Inc.* ..............   1,250               18,662
Coach, Inc.* .........     330               18,018
K-Swiss, Inc.--Class A     490               17,635
K2, Inc.* ............   1,150               17,077
Fleetwood Enterprises,
  Inc.* ..............   1,770               16,408
Bally Total Fitness Holding
  Corp.* .............   1,868               16,158
Cheesecake Factory,
  Inc.*+ .............     440               15,915
Haggar Corp. .........     990               15,296
Arctic Cat, Inc. .....     700               13,531
Ryland Group, Inc. ...     160               11,698


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 23

LEISURE FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2003
--------------------------------------------------------------------------------

                                                                     MARKET
                                                                      VALUE
                                                         SHARES    (NOTE 1)
----------------------------------------------------------------------------
Jack in the Box, Inc.* ...............................      520   $   9,256
Liz Claiborne, Inc. ..................................      250       8,513
Timberland Co.--Class A* .............................      160       6,826
Brown Shoe Co., Inc. .................................      160       5,072
Steak n Shake Co.* ...................................      330       4,917
WMS Industries, Inc.* ................................      200       4,532
CEC Entertainment, Inc.* .............................      110       4,312
Champion Enterprises, Inc.* ..........................      660       4,191
Unifi, Inc.* .........................................      740       3,552
                                                                 ----------
TOTAL COMMON STOCKS
  (Cost $3,669,799) ..................................            4,661,120
                                                                 ----------
                                                           FACE
                                                         AMOUNT
                                                         ------
REPURCHASE AGREEMENTS  0.4%
Repurchase Agreement (Note 4)
  0.96% due 10/01/03 .................................   $3,786       3,786
  0.94% due 10/01/03 .................................      269         269
  0.93% due 10/01/03 .................................    3,786       3,786
  0.91% due 10/01/03 .................................    3,786       3,786
  0.90% due 10/01/03 .................................    5,344       5,344
                                                                 ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $16,971) .....................................               16,971
                                                                 ----------
TOTAL INVESTMENTS 100%
  (Cost $3,686,770) ..................................           $4,678,091
                                                                 ----------
                                                                 ----------




* NON-INCOME PRODUCING SECURITIES


See Notes to Financial Statements.

24

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  100.0%
AngloGold Ltd.--
  SP ADR+ ............ 575,487        $  21,695,860
Newmont Mining
  Corp.+ ............. 520,118           20,331,413
Barrick Gold
  Corp.+ ............1,065,362           20,060,766
Gold Fields Ltd.--
  SP ADR+ ...........1,009,351           14,302,504
Freeport-McMoRan
  Copper & Gold,
  Inc.--Class B+ ..... 404,619           13,392,889
Placer Dome, Inc. .... 683,222            9,394,302
Harmony Gold Mining
  Co. Ltd.--
  SP ADR+ ............ 601,223            8,711,721
Goldcorp, Inc.+ ...... 619,861            8,653,260
Agnico-Eagle Mines
  Ltd.+ .............. 616,750            7,623,030
Apex Silver Mines
  Ltd.* .............. 559,480            7,497,032
Meridian Gold,
  Inc.* .............. 582,728            6,835,399
Royal Gold, Inc.+ .... 249,407            4,564,148
Glamis Gold Ltd.* .... 324,255            4,280,166
Kinross Gold
  Corp.*+ ............ 571,723            4,265,054



                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
Durban Roodepoort
  Deep Ltd.--
  SP ADR*+ ..........1,077,584        $   3,038,787
Ashanti Goldfields
  Co. Ltd.* .......... 286,076            2,989,494
Coeur D'alene Mines
  Corp.* ............. 918,464            2,856,423
Cia de Minas
  Buenaventura SA--
  SP ADR .............  68,436            2,708,697
Hecla Mining Co.* .... 406,773            2,131,491
Pan American Silver
  Corp.*+ ............ 213,316            2,054,233
Bema Gold
  Corp.*+ ............ 775,242            1,976,867
Golden Star Resources
  Ltd.*+ ............. 437,650            1,825,000
BHP Billiton Ltd.--
  SP ADR .............  86,950            1,232,951
Anglo American
  PLC--ADR ...........  51,248              930,151
                                       ------------
TOTAL COMMON STOCKS
  (Cost $126,872,715)                   173,351,638
                                       ------------
TOTAL INVESTMENTS 100%
  (Cost $126,872,715)                  $173,351,638
                                       ------------
                                       ------------

* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 25

RETAILING FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  97.8%
Wal-Mart Stores, Inc.+  23,488         $  1,311,805
Home Depot, Inc. .....  26,338              838,865
Lowe's Cos., Inc.+ ...  15,794              819,709
Target Corp. .........  15,353              577,733
Gap, Inc.+ ...........  28,370              485,694
Sears Roebuck and Co.+  10,257              448,539
Amazon.com, Inc.*+ ...   9,170              443,461
Cardinal Health, Inc.    7,580              442,596
CVS Corp.+ ...........  12,535              389,337
Best Buy Co., Inc.* ..   7,799              370,608
Costco Wholesale Corp.* 11,575              359,751
Chico's FAS, Inc.*+ ..  11,560              354,198
Walgreen Co. .........  11,251              344,731
Neiman-Marcus Group,
  Inc.--Class A* .....   7,650              319,005
Tiffany & Co.+ .......   8,340              311,332
Limited Brands, Inc. .  18,970              286,068
Ross Stores, Inc. ....   6,123              283,862
McKesson Corp.+ ......   8,260              274,975
Bed Bath & Beyond,
  Inc.*+ .............   6,840              261,151
Dollar General Corp. .  13,010              260,200
AutoNation, Inc.*+ ...  14,360              251,874
RadioShack Corp. .....   8,716              247,622
JC Penney Holding Co.,
  Inc.+ ..............  11,580              247,465
Staples, Inc.*+ ......  10,310              244,862
Kohl's Corp.*+ .......   4,529              242,301
AutoZone, Inc.*+ .....   2,650              237,255
Cato Corp.--Class A ..  11,000              221,870
Dollar Tree Stores,
  Inc.* ..............   6,521              218,454
O'Reilly Automotive,
  Inc.*+ .............   5,900              216,943
Claire's Stores, Inc.    6,260              209,460
Petsmart, Inc.* ......   9,187              208,545
99 Cents Only Stores*    6,400              206,976
Building Material Holding
  Corp. ..............  15,492              202,945
Abercrombie & Fitch
  Co.--Class A* ......   7,200              199,512
AmerisourceBergen Corp.  3,680              198,904
Federated Department .
  Stores, Inc. .......   4,680              196,092



                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
Family Dollar Stores,
  Inc. ...............   4,795         $    191,273
Sysco Corp.+ .........   5,800              189,718
Office Depot, Inc.* ..  13,395              188,200
Sherwin-Williams Co. .   6,200              182,342
Tractor Supply Co.* ..   5,400              177,174
Casey's General Stores,
  Inc. ...............  12,086              169,567
Coach, Inc.* .........   3,010              164,346
CarMax, Inc.* ........   4,900              160,034
Circuit City Stores,
  Inc. ...............  16,500              157,245
Insight Enterprises,
  Inc.* ..............   9,900              150,678
Foot Locker, Inc. ....   9,120              147,744
Movie Gallery, Inc.* .   7,300              143,445
Advance Auto Parts,
  Inc.* ..............   1,871              132,654
Pacific Sunwear of
  California, Inc.* ..   6,418              132,596
May Department Stores
  Co. ................   5,335              131,401
TJX Cos., Inc. .......   6,594              128,055
AnnTaylor Stores Corp.*+ 3,901              125,378
Men's Wearhouse, Inc.*   4,700              120,555
Rite Aid Corp.*+ .....  22,910              118,216
eBay, Inc.* ..........   2,100              112,371
OfficeMax, Inc.* .....  11,840              110,941
BJ's Wholesale Club,
  Inc.* ..............   5,109               98,961
Charming Shoppes, Inc.* 16,775               95,785
Priority Healthcare
  Corp.--Class B* ....   4,450               91,403
Michaels Stores, Inc.    2,230               90,895
CDW Corp.+ ...........   1,510               87,187
Talbots, Inc. ........   2,480               86,428
Saks, Inc.* ..........   7,100               81,863
Regis Corp. ..........   2,500               80,250
Performance Food Group
  Co.*+ ..............   1,900               77,349
Nordstrom, Inc. ......   2,920               72,445
Whole Foods Market,
  Inc.* ..............   1,300               71,734
American Eagle Outfitters,
  Inc.*+ .............   4,110               61,075
Trans World Entertainment
  Corp.* .............  10,221               57,749
Childrens Place Retail
  Stores, Inc.* ......   3,200               54,880
Guitar Center, Inc.* .   1,700               54,672


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.

See Notes to Financial Statements.

26

RETAILING FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2003
--------------------------------------------------------------------------------

                                                                     MARKET
                                                                      VALUE
                                                         SHARES    (NOTE 1)
---------------------------------------------------------------------------
Zale Corp.* ..........................................    1,100 $    48,851
Burlington Coat Factory Warehouse Corp. ..............    2,542      47,535
Pier 1 Imports, Inc. .................................    2,400      46,176
Hollywood Entertainment Corp.* .......................    2,666      45,322
Urban Outfitters, Inc.* ..............................    1,500      39,090
Group 1 Automotive, Inc.* ............................    1,000      34,540
Kroger Co.* ..........................................    1,900      33,953
Dillard's/AR, Inc.--Class A ..........................    2,400      33,552
Nash Finch Co. .......................................    2,100      32,550
Toys "R"  Us, Inc.* ..................................    2,325      27,970
Aaron Rents, Inc. ....................................    1,100      23,045
J. Jill Group, Inc.* .................................    1,450      16,675
Footstar, Inc.* ......................................    1,700      11,492
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $12,318,496) .................................           17,472,060
                                                                -----------
                                                           FACE
                                                         AMOUNT
                                                         ------
REPURCHASE AGREEMENTS  2.2%
Repurchase Agreement (Note 4)
  0.96% due 10/01/03 ................................. $ 86,431      86,431
  0.94% due 10/01/03 .................................    6,153       6,153
  0.93% due 10/01/03 .................................   86,431      86,431
  0.91% due 10/01/03 .................................   86,431      86,431
  0.90% due 10/01/03 .................................  122,020     122,020
                                                                -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $387,466) ....................................              387,466
                                                                -----------
TOTAL INVESTMENTS 100%
  (Cost $12,705,962) .................................          $17,859,526
                                                                -----------
                                                                -----------




*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 27

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  98.3%
Intel Corp. ..........  53,197          $ 1,463,449
Microsoft Corp. ......  40,318            1,120,437
Cisco Systems, Inc.*+   54,974            1,074,192
Texas Instruments, Inc. 45,227            1,031,176
International Business
  Machines Corp. .....  10,615              937,623
Hewlett-Packard Co. ..  46,656              903,260
QUALCOMM, Inc.+. .....  18,935              788,453
Intuit, Inc.*+ .......  15,800              762,192
Maxim Integrated
  Products, Inc.+ ....  17,351              685,364
Analog Devices, Inc.*+  17,784              676,148
Xilinx, Inc.*+ .......  22,890              652,594
Tellabs, Inc.* .......  88,400              600,236
Linear Technology Corp. 16,196              579,979
Diebold, Inc. ........  10,976              555,934
Microchip Technology,
  Inc.+ ..............  23,108              553,206
Convergys Corp.* .....  30,000              550,200
Dell, Inc.* ..........  16,021              534,941
Advanced Fibre
  Communications,
  Inc.* ..............  25,500              534,735
Symantec Corp.*+ .....   8,400              529,368
Electronic Arts, Inc.*+  5,736              529,031
Sybase, Inc.* ........  30,200              513,702
EMC Corp./MA*+ .......  39,316              496,561
Oracle Corp.* ........  43,877              492,300
Altera Corp.* ........  25,636              484,520
Acxiom Corp.* ........  29,600              466,496
Applied Materials,
  Inc.*+ .............  25,305              459,033
Automatic Data
  Processing, Inc. ...  12,400              444,540
Xerox Corp.*+ ........  43,248              443,724
Check Point Software
  Technologies Ltd.* .  25,400              426,720
PC-Tel, Inc.* ........  38,125              406,794
National Semiconductor
  Corp.*+ ............  12,528              404,529
United Microelectronics
  Corp.--SP ADR*+ ....  89,278              402,644
Concord EFS, Inc.* ...  29,400              401,898


                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
Netease.com, Inc.--
  SP ADR*+ ...........   7,100            $ 396,322
Infineon Technologies
  AG--SP ADR* ........  30,200              389,278
KLA-Tencor Corp.* ....   7,544              387,762
BMC Software, Inc.* ..  26,800              373,324
Yahoo!, Inc.*+ .......  10,394              367,740
Corning, Inc.*+ ......  37,641              354,578
NCR Corp.*+ ..........  10,926              346,245
Sun Microsystems,
  Inc.* .............. 104,500              345,895
Intermagnetics General
  Corp.* .............  14,125              315,835
Overture Services,
  Inc.* ..............  11,700              309,933
Compuware Corp.* .....  57,342              307,353
BearingPoint, Inc.* ..  38,100              304,038
SanDisk Corp.*+ ......   4,723              301,044
Sanmina-SCI Corp.* ...  30,945              300,166
Electronic Data Systems
  Corp.+ .............  14,857              300,111
STMicroelectronics NV   12,400              298,220
Computer Associates
  International, Inc.+  10,944              285,748
QLogic Corp.*+ .......   5,998              281,966
Lexmark International,
  Inc.* ..............   4,463              281,214
Hitachi Ltd.--SP AD ..   5,064              277,963
Veritas Software Corp.*+ 8,708              273,431
MAXIMUS, Inc.* .......   7,900              272,155
Lucent Technologies,
  Inc.*+ ............. 125,437              270,944
Scientific-Atlanta, Inc. 8,612              268,264
Cabot Microelectronics
  Corp.*+ ............   4,800              267,552
Black Box Corp.+ .....   6,700              266,727
MPS Group, Inc.* .....  29,600              266,400
Ingram Micro, Inc.--
  Class A* ...........  19,900              259,695
Lam Research Corp.*+ .  11,541              255,633
Cognex Corp. .........   9,651              253,725
Molex, Inc. ..........   8,807              251,792
PerkinElmer, Inc. ....  16,160              247,410
Photronics, Inc.*+ ...  11,574              246,063
Rudolph Technologies,
  Inc.* ..............  12,524              241,838


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

28


TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
eFunds Corp.* ........  19,221            $ 237,379
Canon, Inc.--SP ADR+ .   4,800              233,856
SunGard Data Systems,
  Inc.* ..............   8,757              230,397
Avaya, Inc.* .........  20,802              226,742
Atmel Corp.* .........  56,227              225,470
Teradyne, Inc.*+ .....  11,999              223,181
Harris Corp. .........   6,217              222,506
Storage Technology
  Corp.*+ ............   9,200              222,088
Western Digital
  Corp.* .............  16,200              208,818
Taiwan Semiconductor
  Manufacturing Co.
  Ltd.--SP ADR*+ .....  18,536              200,745
Analogic Corp. .......   4,160              199,680
Midway Games, Inc.*+ .  66,965              198,216
CSG Systems
  International, Inc.*  13,300              196,441
Lattice Semiconductor
  Corp.* .............  27,602              196,250
Power Integrations,
  Inc.* ..............   5,900              196,116
Network Appliance, Inc.* 9,534              195,733
Varian, Inc.* ........   6,248              195,687
Avnet, Inc.*+ ........  11,500              189,980
Computer Sciences
  Corp.*+ ............   5,056              189,954
CommScope, Inc.* .....  15,727              189,668
Cypress Semiconductor
  Corp.*+ ............  10,487              185,410
Adobe Systems, Inc. ..   4,712              184,993
Satyam Computer
  Services Ltd.--
  SP ADR+ ............  13,900              179,310
Integrated Device
  Technology, Inc.* ..  14,383              178,637
ATMI, Inc.* ..........   7,011              177,168
Take-Two Interactive
  Software, Inc.*+ ...   5,115              174,780
Avid Technology, Inc.*+  3,300              174,372
Microsemi Corp.* .....  11,416              173,980
ANSYS, Inc.* .........   4,894              173,933
Anixter International,
  Inc.* ..............   7,600              173,052


                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
Network Equipment
  Technologies, Inc.*   18,646          $   170,611
International Rectifier
  Corp.*+ ............   4,500              168,480
Methode Electronics,
  Inc.--Class A ......  14,200              167,702
Websense, Inc.* ......   7,699              163,758
Waters Corp.* ........   5,962              163,538
Planar Systems, Inc.*    7,500              160,875
Polycom, Inc.*+ ......   9,572              158,991
Exar Corp.* ..........  11,037              155,953
Actel Corp.*+ ........   6,500              155,805
Technitrol, Inc.* ....   8,297              152,748
Progress Software
  Corp.*+ ............   7,100              152,650
Foundry Networks, Inc.*+ 7,021              151,022
Symbol Technologies,
  Inc. ...............  11,842              141,512
First Data Corp.+ ....   3,500              139,860
LSI Logic Corp.*+ ....  14,804              133,088
Andrew Corp.*+ .......  10,800              132,732
Citrix Systems, Inc.*    5,940              131,155
Legato Systems, Inc.*   11,483              128,724
DSP Group, Inc.* .....   5,000              124,550
Juniper Networks, Inc.*+ 8,202              122,374
Rambus, Inc.* ........   7,200              120,816
Echelon Corp.*+ ......   9,889              117,679
Siebel Systems, Inc.*   12,087              117,486
Skyworks Solutions,
  Inc.*+ .............  12,848              116,917
Silicon Laboratories,
  Inc.* ..............   2,600              116,870
webMethods, Inc.* ....  14,537              116,005
NVIDIA Corp.*+ .......   7,106              113,064
Reynolds & Reynolds
  Co.--Class A .......   4,000              110,200
Cree, Inc.*+ .........   5,911              109,472
Semtech Corp.*+ ......   5,897              108,859
Synopsys, Inc.* ......   3,500              107,695
Itron, Inc.* .........   5,200              104,364
NetScreen Technologies,
  Inc.*+ .............   4,514              100,346
Gartner, Inc.--
  Class B* ...........   9,100               99,099
Applied Micro Circuits
  Corp.* .............  20,133               98,048


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 29

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2003
--------------------------------------------------------------------------------

                                                                     MARKET
                                                                      VALUE
                                                         SHARES    (NOTE 1)
---------------------------------------------------------------------------
Macromedia, Inc.* ....................................    3,850   $  95,249
SPSS, Inc.* ..........................................    5,386      90,862
3Com Corp.* ..........................................   14,900      87,910
Jabil Circuit, Inc.* .................................    3,130      81,536
Transaction Systems Architects, Inc.--Class A* .......    4,900      81,389
JDA Software Group, Inc.* ............................    5,239      77,904
Fidelity National Information Solutions, Inc.* .......    3,100      77,035
Kronos, Inc./MA* .....................................    1,392      73,651
Mercury Interactive Corp.*+ ..........................    1,621      73,610
Affiliated Computer Services, Inc.--Class A*+ ........    1,460      71,087
Sohu.com, Inc.*+ .....................................    2,200      68,420
Mentor Graphics Corp.*+ ..............................    3,400      59,602
Digi International, Inc.* ............................    8,845      58,545
SAP AG--SP ADR+ ......................................    1,900      57,779
Novellus Systems, Inc.* ..............................    1,711      57,746
Motorola, Inc. .......................................    4,114      49,245
Informatica Corp.* ...................................    6,596      49,140
Intersil Corp.--Class A* .............................    1,824      43,411
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $35,342,856) .................................           42,914,054
                                                                -----------
                                                           FACE
                                                         AMOUNT
                                                         ------
REPURCHASE AGREEMENTS  1.7%
Repurchase Agreement (Note 4)
  0.96% due 10/01/03 ................................. $161,012     161,012
  0.94% due 10/01/03 .................................   11,462      11,462
  0.93% due 10/01/03 .................................  161,012     161,012
  0.91% due 10/01/03 .................................  161,012     161,012
  0.90% due 10/01/03 .................................  227,312     227,312
                                                                -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $721,810) ....................................              721,810
                                                                -----------
TOTAL INVESTMENTS 100%
  (Cost $36,064,666) .................................          $43,635,864
                                                                -----------
                                                                -----------



* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

30

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  98.8%
Vodafone Group  PLC--
  SP ADR+ ............  38,173           $  773,003
Cisco Systems, Inc.* .  32,600              637,004
QUALCOMM, Inc.+ ......  10,581              440,593
Verizon Communications,
  Inc. ...............  12,408              402,516
Nokia OYJ--SP ADR+ ...  25,064              390,998
SBC Communications, ..
  Inc. ...............  16,380              364,455
AT&T Wireless Services,
  Inc.*+ .............  40,230              329,081
Sprint Corp.-FON
  Group+ .............  20,394              307,949
Telefonaktiebolaget
  LM Ericsson--
  SP ADR*+ ...........  19,711              289,358
ALLTEL Corp.+ ........   5,912              273,962
AT&T Corp. ...........  12,566              270,797
BellSouth Corp.+ .....  11,408              270,141
Motorola, Inc.+ ......  21,409              256,266
Nextel Communications,
  Inc.--Class A*+ ....  12,141              239,056
Corning, Inc.*+ ......  24,156              227,550
Alcatel SA--SP ADR* ..  16,535              195,609
Tellabs, Inc.* .......  27,847              189,081
Telephone & Data Systems,
  Inc. ...............   3,000              169,620
Advanced Fibre
  Communications, Inc.*  7,900              165,663
McData Corp.--Class A*  13,700              163,989
CommScope, Inc.* .....  13,085              157,805
3Com Corp.* ..........  24,300              143,370
Adaptec, Inc.* .......  18,600              140,616
Comverse Technology,
  Inc.* ..............   8,600              128,656
CIENA Corp.*+ ........  21,700              128,247
Citizens Communications
  Co.* ...............  11,200              125,552
Scientific-Atlanta, Inc. 3,902              121,547
Cable Design Technologies
  Corp.* .............  14,900              119,200
PC-Tel, Inc.* ........  10,719              114,372


                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
Sycamore Networks,
  Inc.* ..............  20,900           $  102,410
Sprint Corp.--PCS
  Group*+ ............  16,556               94,866
Deutsche Telekom AG--
  SP ADR*+ ...........   6,200               89,528
Audiovox Corp.--Class A* 6,151               77,687
Avaya, Inc.* .........   6,900               75,210
ViaSat, Inc.* ........   4,200               74,802
ADTRAN, Inc.+ ........   1,200               73,416
Lucent Technologies,
  Inc.*+ .............  33,074               71,440
Andrew Corp.*+ .......   5,809               71,393
Metro One
  Telecommunications,
  Inc.* ..............  19,627               68,302
CenturyTel, Inc.+ ....   1,910               64,730
Network Equipment
  Technologies, Inc.*    7,021               64,242
General Communication,
  Inc.--Class A* .....   7,300               60,736
Qwest Communications
  International, Inc.*  15,550               52,870
Polycom, Inc.*+ ......   2,293               38,087
JDS Uniphase Corp.* ..  10,518               37,865
Digi International,
  Inc.* ..............   5,523               36,557
KT Corp.--SP ADR .....   1,600               31,888
Concerto Software, Inc.* 3,300               28,050
Black Box Corp. ......     700               27,867
Crown Castle International
  Corp.* .............   2,900               27,289
Bel Fuse, Inc.--Class B  1,000               26,420
Foundry Networks, Inc.*  1,200               25,812
Juniper Networks, Inc.*  1,600               23,872
Brooktrout, Inc.* ....   1,700               13,090
Harris Corp. .........     323               11,560
WilTel Communications
  Group, Inc.* .......     600                9,588
Golden Telecom, Inc.*      300                8,202
Boston Communications
  Group, Inc.* .......     700                6,980
                                         ----------
TOTAL COMMON STOCKS
  (Cost $6,476,814) ..                    8,930,815
                                         ----------



* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 31

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                     MARKET
                                                           FACE       VALUE
                                                         AMOUNT    (NOTE 1)
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS  1.2%
Repurchase Agreement (Note 4)
  0.96% due 10/01/03 .................................  $24,890   $  24,890
  0.94% due 10/01/03 .................................    1,772       1,772
  0.93% due 10/01/03 .................................   24,890      24,890
  0.91% due 10/01/03 .................................   24,890      24,890
  0.90% due 10/01/03 .................................   35,137      35,137
                                                                 ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $111,579) ....................................              111,579
                                                                 ----------
TOTAL INVESTMENTS 100%
  (Cost $6,588,393) ..................................           $9,042,394
                                                                 ----------
                                                                 ----------






See  Notes to Financial  Statements.

32

TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  99.4%
United Parcel Service,
  Inc.--Class B+ .....  21,310         $  1,359,578
Union Pacific Corp. ..  13,144              764,586
FedEx Corp. ..........  10,520              677,804
Burlington Northern
  Santa Fe Corp. .....  23,408              675,789
JB Hunt Transport
  Services, Inc.*+ ...  21,870              569,057
Norfolk Southern Corp.  30,023              555,426
Southwest Airlines Co.+ 30,985              548,435
CH Robinson
  Worldwide, Inc. ....  11,219              417,459
CNF, Inc. ............  11,064              354,601
Ryder System, Inc. ...  11,931              349,817
CSX Corp.+ ...........  11,477              335,702
Yellow Corp.*+ .......   9,740              291,031
EGL, Inc.* ...........  15,401              279,990
USF Corp. ............   8,690              273,474
Alaska Air Group,
  Inc.*+ .............   9,770              271,801
Arkansas Best Corp. ..   9,406              258,665
Roadway Corp. ........   5,002              243,948
Expeditors International
  Washington, Inc. ...   6,806              234,194
Alexander & Baldwin,
  Inc. ...............   8,147              228,768
Swift Transportation Co.,
  Inc.*+ .............   6,762              153,430
Frontier Airlines,
  Inc.*+ .............   9,040              148,798
Mesa Air Group, Inc.*+  12,280              136,308
Werner Enterprises, Inc. 5,310              121,652
Delta Air Lines, Inc.    7,963              105,908


                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
ExpressJet Holdings,
  Inc.*+ .............   7,531            $ 103,928
Pacer International,
  Inc.* ..............   5,100              101,643
Heartland Express, Inc.  4,163               99,995
SkyWest, Inc. ........   4,656               80,642
Knight Transportation,
  Inc.* ..............   2,937               73,631
Landstar System, Inc.*   1,090               66,512
Genesee & Wyoming,
  Inc.--Class A* .....   2,580               61,172
AirTran Holdings, Inc.*  3,470               58,123
Forward Air Corp.* ...   1,653               45,705
Kirby Corp.* .........   1,571               45,088
Kansas City Southern*    3,974               43,992
Old Dominion Freight
  Line, Inc.* ........     200                5,818
                                        -----------
TOTAL COMMON STOCKS
  (Cost $9,215,138) ..                   10,142,470
                                        -----------
                          FACE
                        AMOUNT
                        ------
REPURCHASE AGREEMENTS  0.6%
Repurchase Agreement (Note 4)
  0.96% due 10/01/03 . $14,480               14,480
  0.94% due 10/01/03 .   1,031                1,031
  0.93% due 10/01/03 .  14,480               14,480
  0.91% due 10/01/03 .  14,480               14,480
  0.90% due 10/01/03 .  20,443               20,443
                                        -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $64,914) .....                       64,914
                                        -----------
TOTAL INVESTMENTS 100%
  (Cost $9,280,052) ..                  $10,207,384
                                        -----------
                                        -----------


* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 33

UTILITIES FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2003
--------------------------------------------------------------------------------

                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
COMMON STOCKS  98.6%
Southern Co.+ ........  54,370          $ 1,594,128
Duke Energy Corp.+ ...  77,357            1,377,728
Dominion Resources,
  Inc. /VA+ ..........  21,945            1,358,395
Exelon Corp. .........  19,477            1,236,789
Progress Energy, Inc.+  27,709            1,231,942
FPL Group, Inc.+ .....  19,467            1,230,314
PG&E Corp.*+ .........  50,707            1,211,897
Public Service Enterprise
  Group, Inc. ........  27,567            1,157,814
American Electric Power
  Co., Inc.+ .........  36,662            1,099,860
PPL Corp.+ ...........  24,370              997,952
Kinder Morgan, Inc. ..  18,409              994,281
Williams Cos., Inc.+ . 101,068              952,061
Entergy Corp. ........  16,727              905,767
Wisconsin Energy Corp.  26,481              809,524
SCANA Corp.+ .........  23,596              808,163
Constellation Energy
  Group, Inc. ........  21,487              768,805
TXU Corp.+ ...........  32,408              763,532
Sempra Energy ........  24,951              732,561
Cinergy Corp. ........  19,617              719,944
NSTAR+ ...............  14,893              707,418
Consolidated Edison,
  Inc.+ ..............  17,062              695,447
DPL, Inc. ............  40,479              694,215
MDU Resources Group,
Inc. .................  20,544              693,976
Alliant Energy Corp.+   30,910              680,020
Great Plains Energy,
  Inc.+ ..............  22,238              674,256
FirstEnergy Corp. ....  20,708              660,585
Edison International*+  33,320              636,412
OGE Energy Corp.+ ....  27,996              632,430
AGL Resources, Inc. ..  22,388              630,670
Ameren Corp.+ ........  14,025              601,813
Philadelphia Suburban
Corp. ................  24,680              594,294
AES Corp.*+ ..........  79,904              592,888


                                             MARKET
                                              VALUE
                        SHARES             (NOTE 1)
----------------------------------------------------
Westar Energy, Inc.+ .  31,834        $     587,337
Energy East Corp. ....  25,576              573,670
Nicor, Inc.+ .........  16,314              573,274
Peoples Energy Corp.+   13,852              573,196
Xcel Energy, Inc.+ ...  37,013              572,591
Pinnacle West Capital
  Corp. ..............  15,998              567,929
WGL Holdings, Inc. ...  20,554              566,879
Aquila, Inc.*+ ....... 166,534              562,885
DTE Energy Co.+ ......  15,074              556,080
PNM Resources, Inc. ..  19,016              533,209
NiSource, Inc.+ ......  26,188              523,236
KeySpan Corp. ........  14,783              518,588
Black Hills Corp. ....  16,000              493,760
EL Paso Corp.+ .......  59,355              433,292
WPS Resources Corp. ..  10,498              432,518
Northeast Utilities ..  23,466              420,511
Allegheny Energy, Inc.* 42,006              383,935
Questar Corp. ........  11,544              355,671
CenterPoint Energy,
  Inc. ...............  36,676              336,319
Pepco Holdings, Inc. .  17,986              310,798
Puget Energy, Inc. ...  13,700              307,291
Equitable Resources,
  Inc. ...............   7,022              288,604
TECO Energy, Inc.+ ...  20,875              288,493
Calpine Corp.*+ ......  55,557              271,674
National Fuel Gas Co.    8,963              204,805
ONEOK, Inc. ..........   9,744              196,536
Hawaiian Electric
  Industries, Inc. ...   4,400              191,532
Duquesne Light Holdings,
  Inc. ...............  11,700              180,648
Vectren Corp. ........   7,634              180,315
Dynegy, Inc.--Class A*+ 45,684              164,462
CMS Energy Corp. .....  16,614              122,445
IDACORP, Inc. ........   3,800               96,900
Sierra Pacific Resources
  Corp.*+ ............   4,434               21,505
                                        -----------
TOTAL COMMON STOCKS
  (Cost $37,691,979) .                   40,836,769
                                        -----------

* NON-INCOME PRODUCING SECURITIES
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2003--SEE
  NOTE 8.

See Notes to Financial Statements.

34

UTILITIES FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2003
--------------------------------------------------------------------------------

                                                                     MARKET
                                                           FACE       VALUE
                                                         AMOUNT    (NOTE 1)
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS  1.4%
Repurchase Agreement (Note 4)
  0.96% due 10/01/03 ................................. $129,114 $   129,114
  0.94% due 10/01/03 .................................    9,192       9,192
  0.93% due 10/01/03 .................................  129,114     129,114
  0.91% due 10/01/03 .................................  129,114     129,114
  0.90% due 10/01/03 .................................  182,279     182,279
                                                                -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $578,813) ....................................              578,813
                                                                -----------
TOTAL INVESTMENTS 100%
  (Cost $38,270,792) .................................          $41,415,582
                                                                -----------
                                                                -----------




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 35


--------------------------------------------------------------------------------
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36 & 37 SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES  (UNAUDITED)             September 30, 2003
--------------------------------------------------------------------------------



                                                          BASIC     BIOTECH-        CONSUMER
                                           BANKING    MATERIALS       NOLOGY        PRODUCTS   ELECTRONICS
                                              FUND         FUND         FUND            FUND          FUND
                                           -------    ---------  -----------        --------   -----------
ASSETS
Securities at Value (Notes 1 and 4)* . $ 9,151,872  $ 7,288,511 $178,058,883     $19,300,508  $ 47,900,288
Collateral for Securities Loaned
  (Note 8) ...........................   1,086,523    2,696,991   71,262,898       2,148,000    21,097,893
Receivable for Securities Sold (Note 1)    176,495    7,043,716   11,188,941              --    31,848,552
Receivable for Shares Purchased ......     144,316      880,230      304,403         193,744       590,712
Investment Income Receivable (Note 1)       21,605       22,256           --          24,735           313
Other Assets .........................          --          601    1,409,557              --            --
                                       ------------ ----------- ------------     -----------  ------------
  TOTAL ASSETS .......................  10,580,811   17,932,305  262,224,682      21,666,987   101,437,758
                                       ------------ ----------- ------------     -----------  ------------
LIABILITIES
Payable upon Return of Securities
  Loaned (Note 8) ....................   1,086,523    2,696,991   71,262,898       2,148,000    21,097,893
Payable for Securities Purchased (Note 1)       --           --           --             --        315,473
Liability for Shares Redeemed ........     263,565    8,031,020    9,087,580         162,796    32,475,852
Investment Advisory Fee Payable (Note 2)     7,044       14,577      133,388           9,568        64,759
Transfer Agent Fee Payable (Note 2) ..       2,072        4,287       39,232           2,814        19,047
Distribution and Service Fee Payable (Note 2)  300          651        3,131           1,078         2,344
Portfolio Accounting Fee Payable (Note 2)      829        1,715       15,687           1,126         7,619
Custody Fees Payable .................         279          584        5,618             371         2,514
Cash Payable to Custodian Bank .......          --           --    1,273,723              --            --
Other Liabilities ....................       1,109        2,354       20,927           1,518        10,197
                                       ------------ ----------- ------------     -----------  ------------
  TOTAL LIABILITIES ..................   1,361,721   10,752,179   81,842,184       2,327,271    53,995,698
                                       ------------ ----------- ------------     -----------  ------------
NET ASSETS (NOTE 7) .................. $ 9,219,090  $ 7,180,126 $180,382,498     $19,339,716  $ 47,442,060
                                       ------------ ----------- ------------     -----------  ------------
                                       ------------ ----------- ------------     -----------  ------------
INVESTOR CLASS:
Net Assets ...........................  $8,299,026   $5,836,333 $156,234,566      $2,061,764   $37,761,144
Shares Outstanding ...................     943,872      279,347    8,331,055          83,244     3,159,338
Net Asset Value Per Share ............       $8.79       $20.89       $18.75          $24.77        $11.95
ADVISOR CLASS:
Net Assets ...........................    $717,140     $784,551  $22,058,213     $17,004,731    $8,605,944
Shares Outstanding ...................      84,587       38,374    1,214,120         701,487       741,340
Net Asset Value Per Share ............       $8.48       $20.45       $18.17          $24.24        $11.61
C CLASS:
Net Assets ...........................    $202,924     $559,242   $2,089,719        $273,221    $1,074,972
Shares Outstanding ...................      23,840       27,457      114,400          11,272        92,378
Net Asset Value Per Share ............       $8.51       $20.37       $18.27          $24.24        $11.64



                                                          ENERGY    FINANCIAL       HEALTH
                                              ENERGY    SERVICES     SERVICES         CARE
                                                FUND        FUND         FUND         FUND
                                              ------  ----------  -----------  -----------

ASSETS
Securities at Value (Notes 1 and 4)* .   $16,809,673  $18,323,239 $31,495,098  $29,015,470
Collateral for Securities Loaned
  (Note 8) ...........................     2,401,818    3,781,502   4,611,859    4,118,652
Receivable for Securities Sold (Note 1)           --           --   2,241,810    5,407,285
Receivable for Shares Purchased ......       625,740      748,748      43,754      223,887
Investment Income Receivable (Note 1)          8,904        8,141      63,067       13,506
Other Assets .........................            --           --          --           --
                                         -----------  ----------- -----------  -----------
  TOTAL ASSETS .......................    19,846,135   22,861,630  38,455,588   38,778,800
                                         -----------  ----------- -----------  -----------
LIABILITIES
Payable upon Return of Securities
  Loaned (Note 8) ....................     2,401,818    3,781,502   4,611,859    4,118,652
Payable for Securities Purchased (Note 1)         --           --          --           --
Liability for Shares Redeemed ........       353,524      164,514   2,067,887    5,365,787
Investment Advisory Fee Payable (Note 2)      11,050       31,444      24,424       27,209
Transfer Agent Fee Payable (Note 2) ..         3,250        9,248       7,183        8,003
Distribution and Service Fee Payable (Note 2)    552          733       2,214        2,401
Portfolio Accounting Fee Payable (Note 2)      1,300        3,699       2,873        3,201
Custody Fees Payable .................           515        3,747         966        1,056
Cash Payable to Custodian Bank .......            --          895          --           --
Other Liabilities ....................         1,749        5,001       3,802        4,280
                                         -----------  ----------- -----------  -----------
  TOTAL LIABILITIES ..................     2,773,758    4,000,783   6,721,208    9,530,589
                                         -----------  ----------- -----------  -----------
NET ASSETS (NOTE 7) ..................   $17,072,377  $18,860,847 $31,734,380  $29,248,211
                                         -----------  ----------- -----------  -----------
                                         -----------  ----------- -----------  -----------
INVESTOR CLASS:
Net Assets ...........................   $14,346,680  $16,316,371 $11,716,893  $10,733,490
Shares Outstanding ...................     1,480,571      919,390   1,246,261      960,024
Net Asset Value Per Share ............         $9.69       $17.75       $9.40       $11.18
ADVISOR CLASS:
Net Assets ...........................    $1,366,166   $1,135,105 $19,235,742  $17,174,479
Shares Outstanding ...................       143,971       65,511   2,076,830    1,579,836
Net Asset Value Per Share ............         $9.49       $17.33       $9.26       $10.87
C CLASS:
Net Assets ...........................    $1,359,531   $1,409,371    $781,745   $1,340,242
Shares Outstanding ...................       143,648       81,309      84,739      122,908
Net Asset Value Per Share ............         $9.46       $17.33       $9.23       $10.90


*THE COST OF SECURITIES AT VALUE IS $7,755,449, $6,388,946, $136,780,144,
 $17,822,121, $31,301,581, $15,986,165, $15,059,128, $26,926,901, AND
 $23,696,303, RESPECTIVELY.

See Notes to Financial Statements.

38 & 39 SEMI-ANNUAL REPORT


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)  September 30, 2003
--------------------------------------------------------------------------------

                                                                                    PRECIOUS
                                                       INTERNET     LEISURE           METALS    RETAILING   TECHNOLOGY
                                                           FUND        FUND             FUND         FUND         FUND
                                                       --------     -------         --------    ---------   ----------
ASSETS
Securities at Value (Notes 1 and 4)* ...........   $14,686,808   $4,678,091     $173,351,638  $17,859,526  $43,635,864
Collateral for Securities Loaned (Note 8) ......     6,590,067      477,949       76,910,089    3,769,069   13,389,957
Receivable for Securities Sold (Note 1) ........     1,409,601    1,077,960       21,276,970    3,616,226   20,716,873
Receivable for Shares Purchased ................       535,627       11,860        4,163,895       26,121      134,832
Investment Income Receivable (Note 1) ..........             5        3,056            8,703       17,467       11,192
                                                   -----------   ----------     ------------  -----------  -----------
  TOTAL ASSETS .................................    23,222,108    6,248,916      275,711,295   25,288,409   77,888,718
                                                   -----------   ----------     ------------  -----------  -----------
LIABILITIES
Payable upon Return of Securities Loaned (Note 8)    6,590,067      477,949       76,910,089    3,769,069   13,389,957
Payable for Securities Purchased (Note 1) ......            --           --               --           --           --
Liability for Shares Redeemed ..................     1,692,307    1,045,917        7,690,668    3,970,862   20,717,618
Investment Advisory Fee Payable (Note 2) .......        12,239        6,404          160,736       32,394       49,612
Transfer Agent Fee Payable (Note 2) ............         3,600        1,884           53,579        9,528       14,592
Distribution and Service Fee Payable (Note 2) ..           800          451            1,698        1,855        3,465
Portfolio Accounting Fee Payable (Note 2) ......         1,440          753           20,976        3,811        5,837
Custody Fees Payable ...........................           475          249            7,166        1,268        1,926
Cash Payable to Custodian Bank .................            --           --       15,994,758           --           --
Other Liabilities ..............................         1,871          983           28,924        5,066       11,027
                                                   -----------   ----------     ------------  -----------  -----------
  TOTAL LIABILITIES ............................     8,302,799    1,534,590      100,868,594    7,793,853   34,194,034
                                                   -----------   ----------     ------------  -----------  -----------
NET ASSETS (NOTE 7) ............................   $14,919,309   $4,714,326     $174,842,701  $17,494,556  $43,694,684
                                                   -----------   ----------     ------------  -----------  -----------
                                                   -----------   ----------     ------------  -----------  -----------
INVESTOR CLASS:
Net Assets .....................................    $9,901,251   $4,081,657     $162,023,850   $7,156,168  $18,165,683
Shares Outstanding .............................       347,797      183,637        4,582,089      697,700    1,800,492
Net Asset Value Per Share ......................        $28.47       $22.23           $35.36       $10.26       $10.09
ADVISOR CLASS:
Net Assets .....................................    $4,573,747     $483,693       $4,811,304   $9,979,003  $24,385,042
Shares Outstanding .............................       163,968       22,472          136,179      993,973    2,471,722
Net Asset Value Per Share ......................        $27.89       $21.52           $35.33       $10.04        $9.87
C CLASS:
Net Assets .....................................      $444,311     $148,976       $8,007,547     $359,385   $1,143,959
Shares Outstanding .............................        15,984        6,853          231,337       36,097      116,091
Net Asset Value Per Share ......................        $27.80       $21.74           $34.61        $9.96        $9.85


                                                        TELECOM-      TRANS-
                                                     MUNICATIONS   PORTATION    UTILITIES
                                                            FUND        FUND         FUND
                                                     -----------   ---------    ---------

ASSETS
Securities at Value (Notes 1 and 4)* ...........      $9,042,394 $10,207,384  $41,415,582
Collateral for Securities Loaned (Note 8) ......       2,753,415   2,884,681    7,656,523
Receivable for Securities Sold (Note 1) ........       1,383,100   5,765,105    2,948,573
Receivable for Shares Purchased ................         169,688     116,591      111,935
Investment Income Receivable (Note 1) ..........           8,743      14,561       44,425
                                                      ---------- -----------  -----------
  TOTAL ASSETS .................................      13,357,340  18,988,322   52,177,038
                                                      ---------- -----------  -----------
LIABILITIES
Payable upon Return of Securities Loaned (Note 8)      2,753,415   2,884,681    7,656,523
Payable for Securities Purchased (Note 1) ......              --          --           --
Liability for Shares Redeemed ..................       1,467,525   5,754,822    3,471,236
Investment Advisory Fee Payable (Note 2) .......           9,771      12,037       18,154
Transfer Agent Fee Payable (Note 2) ............           2,874       3,540        5,339
Distribution and Service Fee Payable (Note 2) ..             573         907        1,527
Portfolio Accounting Fee Payable (Note 2) ......           1,150       1,416        2,136
Custody Fees Payable ...........................             557         467          721
Cash Payable to Custodian Bank .................              --          --           --
Other Liabilities ..............................           1,543       1,927        2,854
                                                      ---------- -----------  -----------
  TOTAL LIABILITIES ............................       4,237,408   8,659,797   11,158,490
                                                      ---------- -----------  -----------
NET ASSETS (NOTE 7) ............................      $9,119,932 $10,328,525  $41,018,548
                                                      ---------- -----------  -----------
                                                      ---------- -----------  -----------
INVESTOR CLASS:
Net Assets .....................................      $7,132,857  $4,306,066  $23,796,459
Shares Outstanding .............................         558,696     237,860    1,207,623
Net Asset Value Per Share ......................          $12.77      $18.10       $19.71
ADVISOR CLASS:
Net Assets .....................................        $808,949  $5,802,355   $8,694,167
Shares Outstanding .............................          64,934     335,564      449,888
Net Asset Value Per Share ......................          $12.46      $17.29       $19.33
C CLASS:
Net Assets .....................................      $1,178,126    $220,104   $8,527,922
Shares Outstanding .............................          94,416      12,367      447,178
Net Asset Value Per Share ......................          $12.48      $17.80       $19.07



*THE COST OF SECURITIES AT VALUE IS $12,429,126, $3,686,770, $126,872,715,
 $12,705,962, $36,064,666, $6,588,393, $9,280,052, AND $38,270,792,
 RESPECTIVELY.

See Notes to Financial Statements.

40 & 41 SEMI-ANNUAL REPORT


STATEMENTS OF OPERATIONS (UNAUDITED)            Period Ended September 30, 2003
-------------------------------------------------------------------------------

                                                          BASIC    BIOTECH-         CONSUMER
                                           BANKING    MATERIALS      NOLOGY         PRODUCTS ELECTRONICS       ENERGY
                                              FUND         FUND        FUND             FUND        FUND         FUND
                                         ---------   ---------- -----------       ---------- -----------   ----------
INVESTMENT INCOME
  Interest (Note 1) ..................  $      792   $      655 $     9,458      $    1,144  $     3,996   $      828
  Interest from Securities Lending ...         327          153      42,699             486        1,950          457
  Dividends, Net of Foreign Tax Withheld*
    (Note 1) .........................     206,156      126,726          --         116,928       44,376      179,286
                                        ----------   ---------- -----------      ----------  -----------   ----------
      Total Income ...................     207,275      127,534      52,157         118,558       50,322      180,571
                                        ----------   ---------- -----------      ----------  -----------   ----------
EXPENSES
  Advisory Fees (Note 2) .............      60,665       49,267     760,006          57,441      292,265       66,903
  Transfer Agent Fees (Note 2) .......      17,843       14,490     223,531          16,894       85,960       19,677
  Distribution & Service Fees: (Note 2)
      Advisor Class ..................       7,242       10,222      62,161          23,134       44,599       16,493
      C Class ........................       2,116        2,463      12,378           1,511       11,087        5,299
  Accounting Fees (Note 2) ...........       7,137        5,796      89,389           6,758       34,384        7,871
  Registration Fees ..................       4,389        3,289      40,277           4,820       13,641        4,770
  Trustees' Fees .....................         341          219       3,387             359        1,193          355
  Custodian Fees .....................       2,717        2,359      31,626           2,355       12,042        2,880
  Miscellaneous ......................       1,533        2,418      39,692           1,088       18,231        2,081
                                        ----------   ---------- -----------      ----------  -----------   ----------
      Total Expenses .................     103,983       90,523   1,262,447         114,360      513,402      126,329
                                        ----------   ---------- -----------      ----------  -----------   ----------
  Net Investment Income (Loss) .......     103,292       37,011  (1,210,290)          4,198     (463,080)      54,242
                                        ----------   ---------- -----------      ----------  -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
  Net Realized Gain (Loss) on:
  Investment Securities ..............   1,663,237    1,322,414  31,123,863       1,138,998    5,792,077    1,370,680
                                        ----------   ---------- -----------      ----------  -----------   ----------
      Total Net Realized Gain (Loss) .   1,663,237    1,322,414  31,123,863       1,138,998    5,792,077    1,370,680
                                        ----------   ---------- -----------      ----------  -----------   ----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
  Investment Securities ..............     635,420      124,513   9,162,141         944,349   11,401,983     (394,522)
                                        ----------   ---------- -----------      ----------  -----------   ----------
  Net Change in Unrealized Appreciation
    (Depreciation) ...................     635,420      124,513   9,162,141         944,349   11,401,983     (394,522)
                                        ----------   ---------- -----------      ----------  -----------   ----------
  Net Gain (Loss) on Investments .....   2,298,657    1,446,927  40,286,004       2,083,347   17,194,060      976,158
                                        ----------   ---------- -----------      ----------  -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS .........................  $2,401,949   $1,483,938 $39,075,714      $2,087,545  $16,730,980   $1,030,400
                                        ----------   ---------- -----------      ----------  -----------   ----------
                                        ----------   ---------- -----------      ----------  -----------   ----------



                                               ENERGY   FINANCIAL       HEALTH
                                             SERVICES    SERVICES         CARE
                                                 FUND        FUND         FUND
                                          -----------  ----------   ----------
INVESTMENT INCOME
  Interest (Note 1) ..................    $     2,703  $    2,700   $    2,245
  Interest from Securities Lending ...            974       1,239        3,187
  Dividends, Net of Foreign Tax Withheld*
    (Note 1) .........................         54,693     479,336      149,928
                                          -----------  ----------   ----------
      Total Income ...................         58,370     483,275      155,360
                                          -----------  ----------   ----------
EXPENSES
  Advisory Fees (Note 2) .............        109,098     176,436      173,117
  Transfer Agent Fees (Note 2) .......         32,088      51,893       50,917
  Distribution & Service Fees: (Note 2)
      Advisor Class ..................          7,876      63,888       55,425
      C Class ........................          4,376       3,259        9,430
  Accounting Fees (Note 2) ...........         12,835      20,757       20,367
  Registration Fees ..................          6,803       9,761       10,729
  Trustees' Fees .....................            479         844          855
  Custodian Fees .....................          7,418       7,686        7,782
  Miscellaneous ......................          5,292       8,334        7,044
                                          -----------  ----------   ----------
      Total Expenses .................        186,265     342,858      335,666
                                          -----------  ----------   ----------
  Net Investment Income (Loss) .......       (127,895)    140,417     (180,306)
                                          -----------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
  Net Realized Gain (Loss) on:
  Investment Securities ..............     (5,421,793)  4,650,408    4,687,519
                                          -----------  ----------   ----------
      Total Net Realized Gain (Loss) .     (5,421,793)  4,650,408    4,687,519
                                          -----------  ----------   ----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
  Investment Securities ..............       (554,604)  2,177,497      999,141
                                          -----------  ----------   ----------
  Net Change in Unrealized Appreciation
    (Depreciation) ...................       (554,604)  2,177,497      999,141
                                          -----------  ----------   ----------
  Net Gain (Loss) on Investments .....     (5,976,397)  6,827,905    5,686,660
                                          -----------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS .........................    $(6,104,292) $6,968,322   $5,506,354
                                          -----------  ----------   ----------
                                          -----------  ----------   ----------


* NET OF FOREIGN TAX WITHHELD OF $124, $56, $0, $0, $200, $13,649, $0, $188, AND
  $250, RESPECTIVELY.

See Notes to Financial Statements.

42 & 43 SEMI-ANNUAL REPORT



STATEMENTS OF OPERATIONS (UNAUDITED) (CONCLUDED) Period Ended September 30, 2003
--------------------------------------------------------------------------------

                                                                                   PRECIOUS
                                                       INTERNET     LEISURE          METALS    RETAILING   TECHNOLOGY
                                                           FUND        FUND            FUND         FUND         FUND
                                                      ---------  ----------     -----------   ----------  -----------

INVESTMENT INCOME
  Interest (Note 1) ..............................   $      934       $ 649     $    10,107   $    2,059  $     3,041
  Interest from Securities Lending ...............          212         830          25,424        1,690          395
  Dividends, Net of Foreign Tax Withheld* (Note 1)        2,625      32,964         907,134       99,305       58,035
                                                     ----------  ----------     -----------   ----------  -----------
      Total Income ...............................        3,771      34,443         942,665      103,054       61,471
                                                     ----------  ----------     -----------   ----------  -----------
EXPENSES
  Advisory Fees (Note 2) .........................       64,781      44,540         539,737      157,562      222,398
  Transfer Agent Fees (Note 2) ...................       19,053      13,100         179,912       46,342       65,411
  Distribution & Service Fees: (Note 2)
      Advisor Class ..............................       13,281      10,044           4,865       50,532       64,148
      C Class ....................................        3,842       1,054          25,792        6,093       17,620
  Accounting Fees (Note 2) .......................        7,621       5,240          71,509       18,537       26,165
  Registration Fees ..............................        3,436       2,314          22,470        7,078       10,629
  Trustees' Fees .................................          357         235           1,858          674          910
  Custodian Fees .................................        2,648       1,966          25,275        6,981        9,563
  Miscellaneous ..................................        3,500       2,233          48,256        9,876       13,524
                                                     ----------  ----------     -----------   ----------  -----------
      Total Expenses .............................      118,519      80,726         919,674      303,675      430,368
                                                     ----------  ----------     -----------   ----------  -----------
  Net Investment Income (Loss) ...................     (114,748)    (46,283)         22,991     (200,621)    (368,897)
                                                     ----------  ----------     -----------   ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
  Net Realized Gain (Loss) on:
  Investment Securities ..........................      (26,759)    463,157      (1,331,319)   2,198,051    6,993,077
                                                     ----------  ----------     -----------   ----------  -----------
      Total Net Realized Gain (Loss) .............      (26,759)    463,157      (1,331,319)   2,198,051    6,993,077
                                                     ----------  ----------     -----------   ----------  -----------
  Net Change in Unrealized Appreciation on:
  Investment Securities ..........................    1,436,455     559,114      28,800,687    2,988,631    5,221,403
                                                     ----------  ----------     -----------   ----------  -----------
  Net Change in Unrealized Appreciation ..........    1,436,455     559,114      28,800,687    2,988,631    5,221,403
                                                     ----------  ----------     -----------   ----------  -----------
  Net Gain on Investments ........................    1,409,696   1,022,271      27,469,368    5,186,682   12,214,480
                                                     ----------  ----------     -----------   ----------  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......   $1,294,948  $  975,988     $27,492,359   $4,986,061  $11,845,583
                                                     ----------  ----------     -----------   ----------  -----------
                                                     ----------  ----------     -----------   ----------  -----------



                                                         TELECOM-      TRANS-
                                                      MUNICATIONS   PORTATION    UTILITIES
                                                             FUND        FUND         FUND
                                                      -----------  ----------   ----------

INVESTMENT INCOME
  Interest (Note 1) ..............................     $      664  $      585   $    1,351
  Interest from Securities Lending ...............          1,520         317        3,176
  Dividends, Net of Foreign Tax Withheld* (Note 1)        129,597      51,700      492,672
                                                       ----------  ----------   ----------
      Total Income ...............................        131,781      52,602      497,199
                                                       ----------  ----------   ----------
EXPENSES
  Advisory Fees (Note 2) .........................         57,350      42,218      108,693
  Transfer Agent Fees (Note 2) ...................         16,868      12,417       31,969
  Distribution & Service Fees: (Note 2)
      Advisor Class ..............................          3,413      14,115       15,596
      C Class ....................................          7,143       1,787       10,437
  Accounting Fees (Note 2) .......................          6,747       4,967       12,787
  Registration Fees ..............................          5,146       3,159        5,757
  Trustees' Fees .................................            399         223          445
  Custodian Fees .................................          2,535       1,783        4,583
  Miscellaneous ..................................            739       1,511        5,425
                                                       ----------  ----------   ----------
      Total Expenses .............................        100,340      82,180      195,692
                                                       ----------  ----------   ----------
  Net Investment Income (Loss) ...................         31,441     (29,578)     301,507
                                                       ----------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
  Net Realized Gain (Loss) on:
  Investment Securities ..........................        833,445     224,129    2,250,547
                                                       ----------  ----------   ----------
      Total Net Realized Gain (Loss) .............        833,445     224,129    2,250,547
                                                       ----------  ----------   ----------
  Net Change in Unrealized Appreciation on:
  Investment Securities ..........................      1,173,466     783,758    1,594,645
                                                       ----------  ----------   ----------
  Net Change in Unrealized Appreciation ..........      1,173,466     783,758    1,594,645
                                                       ----------  ----------   ----------
  Net Gain on Investments ........................      2,006,911   1,007,887    3,845,192
                                                       ----------  ----------   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......     $2,038,352  $  978,309   $4,146,699
                                                       ----------  ----------   ----------
                                                       ----------  ----------   ----------


*NET OF FOREIGN TAX WITHHELD OF $0, $0, $37,434, $0, $3,044, $252, $0, AND $0,
 RESPECTIVELY.

See Notes to Financial Statements.

44 & 45 SEMI-ANNUAL REPORT


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          BANKING FUND               BASIC MATERIALS FUND
                                                  ---------------------------     ---------------------------
                                                         PERIOD          YEAR            PERIOD          YEAR
                                                          ENDED         ENDED             ENDED         ENDED
                                                  SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,     MARCH 31,
                                                          2003*          2003             2003*          2003
                                                  -------------    ----------     -------------   -----------

FROM OPERATIONS
  Net Investment Income .........................    $  103,292   $   356,448        $   37,011  $     55,273
  Net Realized Gain (Loss) on Investments .......     1,663,237    (3,906,801)        1,322,414    (6,660,315)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ..............................       635,420    (3,508,252)          124,513    (8,072,486)
                                                     ----------   -----------        ----------  ------------
  Net Increase (Decrease) in Net Assets from
    Operations ..................................     2,401,949    (7,058,605)        1,483,938   (14,677,528)
                                                     ----------   -----------        ----------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income:
      Investor Class ............................            --      (283,085)               --       (54,496)
      Advisor Class .............................            --      (228,653)               --        (4,773)
      C Class ...................................            --       (12,291)               --          (654)
                                                     ----------   -----------        ----------  ------------
  Total Distributions to Shareholders ...........            --      (524,029)               --       (59,923)
                                                     ----------   -----------        ----------  ------------
NET DECREASE IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 6) ..............    (1,001,446)  (36,886,563)         (375,858)  (56,270,619)
                                                     ----------   -----------        ----------  ------------
  Net Increase (Decrease) in Net Assets .........     1,400,503   (44,469,197)        1,108,080   (71,008,070)
NET ASSETS--BEGINNING OF PERIOD .................     7,818,587    52,287,784         6,072,046    77,080,116
                                                     ----------   -----------        ----------  ------------
NET ASSETS--END OF  PERIOD (NOTE 7) .............    $9,219,090   $ 7,818,587        $7,180,126  $  6,072,046
                                                     ----------   -----------        ----------  ------------
                                                     ----------   -----------        ----------  ------------



                                                         BIOTECHNOLOGY FUND       CONSUMER PRODUCTS FUND
                                                      ------------------------  --------------------------
                                                           PERIOD         YEAR        PERIOD         YEAR
                                                            ENDED        ENDED         ENDED        ENDED
                                                    SEPTEMBER 30,    MARCH 31,  SEPTEMBER 30,   MARCH 31,
                                                            2003*         2003         2003*         2003
                                                    ------------- ------------ -------------   ----------

FROM OPERATIONS
  Net Investment Income (Loss) ..................   $ (1,210,290) $ (2,069,442)  $     4,198  $    44,155
  Net Realized Gain (Loss) on Investments .......     31,123,863   (52,849,546)    1,138,998   (2,889,425)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ..............................      9,162,141   (31,384,976)      944,349   (4,666,953)
                                                    ------------  ------------   -----------  -----------
  Net Increase (Decrease) in Net Assets from
    Operations ..................................     39,075,714   (86,303,964)     2,087,545  (7,512,223)
                                                    ------------  ------------   -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income:
      Investor Class ............................             --            --            --      (35,879)
      Advisor Class .............................             --            --            --      (39,035)
      C Class ...................................             --            --            --       (3,854)
                                                    ------------  ------------   -----------  -----------
  Total Distributions to Shareholders ...........             --            --            --      (78,768)
                                                    ------------  ------------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 6) ..............      4,356,827   (16,907,096)   12,296,027  (41,238,368)
                                                    ------------  ------------   -----------  -----------
  Net Increase (Decrease) in Net Assets .........     43,432,541  (103,211,060)   14,383,572  (48,829,359)
NET ASSETS--BEGINNING OF PERIOD .................    136,949,957   240,161,017     4,956,144   53,785,503
                                                    ------------  ------------   -----------  -----------
NET ASSETS--END OF  PERIOD (NOTE 7) .............   $180,382,498  $136,949,957   $19,339,716  $ 4,956,144
                                                    ------------  ------------   -----------  -----------
                                                    ------------  ------------   -----------  -----------


* UNAUDITED

See Notes to Financial Statements.

46 & 47 SEMI-ANNUAL REPORT

-------------------------------------------------------------------------------

                                                        ELECTRONICS FUND                  ENERGY FUND
                                                  ---------------------------     ---------------------------
                                                         PERIOD          YEAR            PERIOD          YEAR
                                                          ENDED         ENDED             ENDED         ENDED
                                                  SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,     MARCH 31,
                                                          2003*          2003             2003*          2003
                                                  -------------   -----------      ------------     ---------
FROM OPERATIONS
  Net Investment Income (Loss) ................     $  (463,080)  $  (606,663)      $    54,242  $     19,029
  Net Realized Gain (Loss) on Investments .....       5,792,077   (31,409,827)        1,370,680    (5,211,068)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ............................      11,401,983   (17,096,917)         (394,522)   (3,590,764)
                                                    ------------  -----------       -----------  ------------
  Net Increase (Decrease) in Net Assets from
    Operations ................................      16,730,980   (49,113,407)        1,030,400    (8,782,803)
                                                    ------------  -----------       -----------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income:
      Investor Class ..........................              --            --                --        (5,308)
      Advisor Class ...........................              --            --                --        (7,328)
      C Class .................................              --            --                --          (166)
                                                    ------------  -----------       -----------  ------------
  Total Distributions to Shareholders .........              --            --                --       (12,802)
                                                    ------------  -----------       -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 6) ............      (9,273,283)  (17,489,349)        2,828,628   (19,773,177)
                                                    ------------  -----------       -----------  ------------
  Net Increase (Decrease) in Net Assets .......       7,457,697   (66,602,756)        3,859,028   (28,568,782)
NET ASSETS--BEGINNING OF PERIOD ...............      39,984,363   106,587,119        13,213,349    41,782,131
                                                    ------------  -----------       -----------  ------------
NET ASSETS--END OF PERIOD (NOTE 7) ............     $47,442,060  $ 39,984,363       $17,072,377  $ 13,213,349
                                                    ------------  -----------       -----------  ------------
                                                    ------------  -----------       -----------  ------------



                                                     ENERGY SERVICES FUND       FINANCIAL SERVICES FUND
                                                  --------------------------- --------------------------
                                                         PERIOD         YEAR        PERIOD         YEAR
                                                          ENDED        ENDED         ENDED        ENDED
                                                  SEPTEMBER 30,    MARCH 31, SEPTEMBER 30,    MARCH 31,
                                                          2003*         2003         2003*         2003
                                                    -----------    ---------  ------------    ---------

FROM OPERATIONS
  Net Investment Income (Loss) ................     $ (127,895) $   (315,096)  $   140,417  $   210,444
  Net Realized Gain (Loss) on Investments .....     (5,421,793)   (5,236,750)    4,650,408   (7,407,624)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ............................       (554,604)   (9,991,027)    2,177,497   (7,414,327)
                                                   -----------  ------------   -----------  -----------
  Net Increase (Decrease) in Net Assets from
    Operations ................................     (6,104,292)  (15,542,873)    6,968,322  (14,611,507)
                                                   -----------  ------------   -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income:
      Investor Class ..........................             --            --            --      (44,843)
      Advisor Class ...........................             --            --            --      (35,417)
      C Class .................................             --            --            --       (1,105)
                                                   -----------  ------------   -----------  -----------
  Total Distributions to Shareholders .........             --            --            --      (81,365)
                                                   -----------  ------------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 6) ............      7,210,226   (41,431,952)    2,799,488  (29,981,125)
                                                   -----------  ------------   -----------  -----------
  Net Increase (Decrease) in Net Assets .......      1,105,934   (56,974,825)    9,767,810  (44,673,997)
NET ASSETS--BEGINNING OF PERIOD ...............     17,754,913    74,729,738    21,966,570   66,640,567
                                                   -----------  ------------   -----------  -----------
NET ASSETS--END OF PERIOD (NOTE 7) ............    $18,860,847  $ 17,754,913   $31,734,380  $21,966,570
                                                   -----------  ------------   -----------  -----------
                                                   -----------  ------------   -----------  -----------

*UNAUDITED

See Notes to Financial Statements.

48 & 49 SEMI-ANNUAL REPORT

-------------------------------------------------------------------------------

                                                        HEALTH CARE FUND              INTERNET FUND
                                                  --------------------------    --------------------------
                                                         PERIOD         YEAR           PERIOD         YEAR
                                                          ENDED        ENDED            ENDED        ENDED
                                                  SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    MARCH 31,
                                                          2003*         2003            2003*         2003
                                                  -------------   ----------    -------------   ----------

FROM OPERATIONS
  Net Investment Loss ..........................    $  (180,306) $  (221,965)      $ (114,748) $  (180,769)
  Net Realized Gain (Loss) on Investments ......      4,687,519   (7,455,038)         (26,759)  (3,631,782)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .............................        999,141   (5,352,757)       1,436,455      460,731
                                                    -----------  -----------      -----------  -----------
  Net Increase (Decrease) in Net Assets
    from Operations ............................      5,506,354  (13,029,760)       1,294,948   (3,351,820)
                                                    -----------  -----------      -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS: (NOTE 1) ........             --           --               --           --
                                                    -----------  -----------      -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 6) ..................    (13,206,392)  (1,177,110)       9,338,499    3,969,039
                                                    -----------  -----------      -----------  -----------
  Net Increase (Decrease) in Net Assets ........     (7,700,038) (14,206,870)      10,633,447      617,219
NET ASSETS--BEGINNING OF PERIOD ................     36,948,249   51,155,119        4,285,862    3,668,643
                                                    -----------  -----------      -----------  -----------
NET ASSETS--END OF PERIOD (NOTE 7) .............    $29,248,211  $36,948,249      $14,919,309  $ 4,285,862
                                                    -----------  -----------      -----------  -----------
                                                    -----------  -----------      -----------  -----------



                                                            LEISURE FUND             PRECIOUS METALS FUND
                                                    ---------------------------  --------------------------
                                                          PERIOD          YEAR          PERIOD         YEAR
                                                           ENDED         ENDED           ENDED        ENDED
                                                    SEPTEMBER 30,     MARCH 31,  SEPTEMBER 30,    MARCH 31,
                                                           2003*          2003           2003*         2003
                                                    ------------  ------------  -------------- ------------

FROM OPERATIONS
  Net Investment Income (Loss) .................     $   (46,283) $   (106,029)   $     22,991 $     53,404
  Net Realized Gain (Loss) on Investments ......         463,157    (1,628,265)     (1,331,319) (10,170,467)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .............................         559,114    (1,368,821)     28,800,687   (2,206,459)
                                                     -----------  ------------    ------------ ------------
  Net Increase (Decrease) in Net Assets
    from Operations ............................         975,988    (3,103,115)     27,492,359  (12,323,522)
                                                     -----------  ------------    ------------ ------------

DISTRIBUTIONS TO SHAREHOLDERS: (NOTE 1) ........              --            --              --           --
                                                     -----------  ------------    ------------ ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 6) ..................      (2,215,325)  (11,797,316)     70,015,252   29,123,557
                                                     -----------  ------------    ------------ ------------
  Net Increase (Decrease) in Net Assets ........      (1,239,337)  (14,900,431)     97,507,611   16,800,035
NET ASSETS--BEGINNING OF PERIOD ................       5,953,663    20,854,094      77,335,090   60,535,055
                                                     -----------  ------------    ------------ ------------
NET ASSETS--END OF PERIOD (NOTE 7) .............     $ 4,714,326  $  5,953,663    $174,842,701 $ 77,335,090
                                                     -----------  ------------    ------------ ------------
                                                     -----------  ------------    ------------ ------------

* UNAUDITED

See Notes to Financial Statements.

50 & 51 SEMI-ANNUAL REPORT

-------------------------------------------------------------------------------

                                                         RETAILING FUND                 TECHNOLOGY FUND
                                                  ----------------------------     ---------------------------
                                                         PERIOD           YEAR            PERIOD          YEAR
                                                          ENDED          ENDED             ENDED         ENDED
                                                  SEPTEMBER 30,      MARCH 31,     SEPTEMBER 30,     MARCH 31,
                                                          2003*           2003             2003*          2003
                                                  -------------   ------------     -------------  ------------

FROM OPERATIONS
  Net Investment Loss ..........................    $  (200,621)  $   (264,006)       $ (368,897) $   (484,683)
  Net Realized Gain (Loss) on Investments ......      2,198,051     (1,908,402)         6,993,077  (11,426,240)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ..............      2,988,631     (8,251,654)         5,221,403   (4,693,304)
                                                    -----------   ------------        ----------- ------------
  Net Increase (Decrease) in Net Assets from
    Operations .................................      4,986,061    (10,424,062)        11,845,583  (16,604,227)
                                                    -----------   ------------        ----------- ------------
DISTRIBUTIONS TO SHAREHOLDERS: (NOTE 1) ........             --             --                 --           --
                                                    -----------   ------------        ----------- ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 6) ..................     (5,505,089)   (31,947,472)         6,349,853  (19,903,318)
                                                    -----------   ------------        ----------- ------------
  Net Increase (Decrease) in Net Assets ........       (519,028)   (42,371,534)        18,195,436  (36,507,545)
NET ASSETS--BEGINNING OF PERIOD ................     18,013,584     60,385,118         25,499,248   62,006,793
                                                    -----------   ------------        ----------- ------------
NET ASSETS--END OF PERIOD (NOTE 7) .............    $17,494,556   $ 18,013,584        $43,694,684 $ 25,499,248
                                                    -----------   ------------        ----------- ------------
                                                    -----------   ------------        ----------- ------------


                                                    TELECOMMUNICATIONS FUND         TRANSPORTATION FUND
                                                   --------------------------    -------------------------
                                                         PERIOD          YEAR          PERIOD         YEAR
                                                          ENDED         ENDED           ENDED        ENDED
                                                  SEPTEMBER 30,     MARCH 31,   SEPTEMBER 30,    MARCH 31,
                                                          2003*          2003           2003*         2003
                                                   ------------    ----------     -----------   ----------

FROM OPERATIONS
  Net Investment Income (Loss) .................    $    31,441   $    11,800    $   (29,578) $   (80,438)
  Net Realized Gain (Loss) on Investments ......        833,445    (5,434,089)       224,129   (2,266,161)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ..............      1,173,466       700,402        783,758   (6,235,044)
                                                    -----------   -----------    ----------- ------------
  Net Increase (Decrease) in Net Assets from
    Operations .................................      2,038,352    (4,721,887)       978,309   (8,581,643)
                                                    -----------   -----------    ----------- ------------
DISTRIBUTIONS TO SHAREHOLDERS: (NOTE 1) ........             --            --             --           --
                                                    -----------   -----------    ----------- ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 6) ..................     (3,742,418)   10,066,291      4,314,969  (29,059,008)
                                                    -----------   -----------    ----------- ------------
  Net Increase (Decrease) in Net Assets ........     (1,704,066)    5,344,404      5,293,278  (37,640,651)
NET ASSETS--BEGINNING OF PERIOD ................     10,823,998     5,479,594      5,035,247   42,675,898
                                                    -----------   -----------    ----------- ------------
NET ASSETS--END OF PERIOD (NOTE 7) .............    $ 9,119,932   $10,823,998    $10,328,525 $  5,035,247
                                                    -----------   -----------    ----------- ------------
                                                    -----------   -----------    ----------- ------------

* UNAUDITED

See Notes to Financial Statements.

52

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                         UTILITIES FUND
                                                  --------------------------
                                                         PERIOD        YEAR
                                                          ENDED       ENDED
                                                  SEPTEMBER 30,   MARCH 31,
                                                          2003*        2003
                                                  -------------  -----------

FROM OPERATIONS
  Net Investment Income ........................    $   301,507  $    486,725
  Net Realized Gain (Loss) on Investments ......      2,250,547   (10,683,311)
  Net Change in Unrealized Appreciation
     (Depreciation) on Investments .............      1,594,645      (395,831)
                                                    -----------  ------------
  Net Increase (Decrease) in Net Assets from
    Operations .................................      4,146,699   (10,592,417)
                                                    -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income:
      Investor Class ...........................             --      (291,318)
      Advisor Class ............................             --       (64,540)
      C Class ..................................             --       (14,142)
                                                    -----------  ------------
  Total Distributions to Shareholders ..........             --      (370,000)
                                                    -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 6) ..................     23,715,605    (8,665,326)
                                                    -----------  ------------
  Net Increase (Decrease) in Net Assets ........     27,862,304   (19,627,743)
NET ASSETS--BEGINNING OF PERIOD ................     13,156,244    32,783,987
                                                    -----------  ------------
NET ASSETS--END OF PERIOD (NOTE 7) .............    $41,018,548  $ 13,156,244
                                                    -----------  ------------
                                                    -----------  ------------



* UNAUDITED

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 53

--------------------------------------------------------------------------------

This page intentionally left blank.

54 & 55 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                           INVESTOR CLASS
                                                    ---------------------------
                                                            BANKING FUND
                                                    ---------------------------
                                                            PERIOD          YEAR
                                                             ENDED         ENDED
                                                     SEPTEMBER 30,     MARCH 31,
                                                            2003++          2003
                                                    ---------------   ----------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............           $7.30        $8.63
                                                    ---------------   ---------
Net Investment Income+ ...........................             .06          .12
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            1.43        (1.24)
                                                    ---------------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            1.49        (1.12)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..........................              --         (.21)
                                                    ---------------   ---------
Net Increase (Decrease) in Net Asset Value .......            1.49        (1.33)
                                                    ---------------   ---------
NET ASSET VALUE--END OF PERIOD ...................           $8.79        $7.30
                                                    ---------------   ---------
                                                    ---------------   ---------
TOTAL INVESTMENT RETURN ..........................          20.41%     (13.15)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.33%**        1.38%
Net Expenses .....................................         1.33%**        1.38%
Net Investment Income ............................         1.52%**        1.52%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................          1,133%       1,495%
Net Assets, End of Period (000's omitted) ........          $8,299       $7,352




                                                                    INVESTOR CLASS
                                                    -----------------------------------------------
                                                                     BANKING FUND
                                                    -----------------------------------------------
                                                         YEAR         YEAR        YEAR       PERIOD
                                                        ENDED        ENDED       ENDED        ENDED
                                                    MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,
                                                         2002         2001        2000        1999*
                                                    ---------    ---------   ---------    ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............      $8.27       $7.31        $8.77      $10.00
                                                    ---------   ---------    ---------    --------
Net Investment Income+ ...........................        .12         .14          .07         .01
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................        .53         .82        (1.53)      (1.24)
                                                    ---------   ---------    ---------    --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................        .65         .96        (1.46)      (1.23)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..........................       (.29)         --           --          --
                                                    ---------   ---------    ---------    --------
Net Increase (Decrease) in Net Asset Value .......        .36         .96        (1.46)      (1.23)
                                                    ---------   ---------    ---------    --------
NET ASSET VALUE--END OF PERIOD ...................      $8.63       $8.27        $7.31       $8.77
                                                    ---------   ---------    ---------    --------
                                                    ---------   ---------    ---------    --------
TOTAL INVESTMENT RETURN ..........................      8.30%      13.13%     (16.65)%    (12.30)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................      1.50%       1.30%        1.58%     1.58%**
Net Expenses .....................................      1.50%       1.29%        1.57%     1.57%**
Net Investment Income ............................      1.49%       1.77%        0.87%     0.13%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................     1,292%      1,394%       3,829%     11,211%
Net Assets, End of Period (000's omitted) ........    $28,992     $38,508      $39,546      $7,827


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

56 & 57 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                            INVESTOR CLASS
                                                    ---------------------------
                                                          BASIC MATERIALS FUND
                                                    ---------------------------
                                                            PERIOD         YEAR
                                                             ENDED        ENDED
                                                     SEPTEMBER 30,    MARCH 31,
                                                           2003+++       2003++
                                                    --------------    ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............          $17.22       $24.30
                                                    --------------    ---------
Net Investment Income+ ...........................             .08          .12
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            3.59        (7.17)
                                                    --------------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            3.67        (7.05)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..........................              --         (.03)
                                                    --------------    ---------
Net Increase (Decrease) in Net Asset Value .......            3.67        (7.08)
                                                    --------------    ---------
NET ASSET VALUE--END OF PERIOD ...................          $20.89       $17.22
                                                    --------------    ---------
                                                    --------------    ---------
TOTAL INVESTMENT RETURN ..........................          21.31%     (29.02)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.34%**        1.39%
Net Expenses .....................................         1.34%**        1.39%
Net Investment Income (Loss) .....................         0.75%**        0.53%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................          1,048%       1,943%
Net Assets, End of Period (000's omitted) ........          $5,836       $3,360



                                                                    INVESTOR CLASS
                                                    -----------------------------------------------
                                                                  BASIC MATERIALS FUND
                                                    -----------------------------------------------
                                                         YEAR         YEAR        YEAR       PERIOD
                                                        ENDED        ENDED       ENDED        ENDED
                                                    MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,
                                                       2002++       2001++      2000++      1999*++
                                                    ----------   ---------   ---------    ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............      $21.03      $23.91       $23.25      $30.00
                                                    ----------   ---------   ---------    ---------
Net Investment Income+ ...........................         .27         .18          .60          --
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................        3.27       (3.06)         .06       (6.75)
                                                    ----------   ---------   ---------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................        3.54       (2.88)         .66       (6.75)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..........................        (.27)         --           --          --
                                                    ----------   ---------   ---------    ---------
Net Increase (Decrease) in Net Asset Value .......        3.27       (2.88)         .66       (6.75)
                                                    ----------   ---------   ---------    ---------
NET ASSET VALUE--END OF PERIOD ...................      $24.30      $21.03       $23.91      $23.25
                                                    ----------   ---------   ---------    ---------
                                                    ----------   ---------   ---------    ---------
TOTAL INVESTMENT RETURN ..........................      16.89%    (12.05)%        2.84%    (22.50)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................       1.41%       1.52%        1.54%     1.62%**
Net Expenses .....................................       1.41%       1.52%        1.53%     1.61%**
Net Investment Income (Loss) .....................       1.12%       0.79%        2.21%   (0.02)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................      1,523%      2,600%       3,641%      5,704%
Net Assets, End of Period (000's omitted) ........     $45,716     $16,593      $16,851      $2,179


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.
+++ UNAUDITED.

See Notes to Financial Statements.

58 & 59 SEMI-ANNUAL REPORT

-------------------------------------------------------------------------------

                                                           INVESTOR CLASS
                                                     --------------------------
                                                         BIOTECHNOLOGY FUND
                                                     --------------------------
                                                            PERIOD         YEAR
                                                             ENDED        ENDED
                                                     SEPTEMBER 30,    MARCH 31,
                                                            2003++         2003
                                                     -------------    ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............          $13.75       $20.86
                                                     -------------    ---------
Net Investment Loss+ .............................            (.11)        (.19)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            5.11        (6.92)
                                                     -------------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            5.00        (7.11)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gain ......................              --           --
                                                     -------------    ---------
Net Increase (Decrease) in Net Asset Value .......            5.00        (7.11)
                                                     -------------    ---------
NET ASSET VALUE--END OF PERIOD ...................          $18.75       $13.75
                                                     -------------    ---------
                                                     -------------    ---------
TOTAL INVESTMENT RETURN ..........................          36.36%     (34.08)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.33%**        1.38%
Net Expenses .....................................         1.33%**        1.38%
Net Investment Loss ..............................       (1.27)%**      (1.31)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................            311%         477%
Net Assets, End of Period (000's omitted) ........        $156,235     $111,003



                                                                      INVESTOR CLASS
                                                      ----------------------------------------------
                                                                    BIOTECHNOLOGY FUND
                                                      ----------------------------------------------
                                                           YEAR        YEAR        YEAR       PERIOD
                                                          ENDED       ENDED       ENDED        ENDED
                                                      MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,
                                                           2002        2001        2000        1999*
                                                      ---------   ---------   ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............       $21.66      $28.88       $12.81      $10.00
                                                      ---------   ---------   ---------    ---------
Net Investment Loss+ .............................         (.28)       (.35)        (.34)       (.16)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................         (.52)      (6.87)       16.45        2.97
                                                      ---------   ---------   ---------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................         (.80)      (7.22)       16.11        2.81
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gain ......................           --          --         (.04)        --
                                                      ---------   ---------   ---------    ---------
Net Increase (Decrease) in Net Asset Value .......         (.80)      (7.22)       16.07        2.81
                                                      ---------   ---------   ---------    ---------
NET ASSET VALUE--END OF PERIOD ...................       $20.86      $21.66       $28.88      $12.81
                                                      ---------   ---------   ---------    ---------
                                                      ---------   ---------   ---------    ---------
TOTAL INVESTMENT RETURN ..........................      (3.69)%    (25.00)%      125.98%      28.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................        1.23%       1.24%        1.42%     1.56%**
Net Expenses .....................................        1.23%       1.23%        1.41%     1.55%**
Net Investment Loss ..............................      (1.20)%     (1.17)%      (1.29)%   (1.52)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................         390%        305%         699%      2,670%
Net Assets, End of Period (000's omitted) ........     $218,263    $283,407     $456,303     $38,205


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

60 & 61 SEMI-ANNUAL REPORT

-------------------------------------------------------------------------------

                                                           INVESTOR CLASS
                                                    ---------------------------
                                                       CONSUMER PRODUCTS FUND
                                                    ---------------------------
                                                            PERIOD         YEAR
                                                             ENDED        ENDED
                                                     SEPTEMBER 30,    MARCH 31,
                                                           2003+++       2003++
                                                     -------------    ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............          $20.85       $25.08
                                                     -------------    ---------
Net Investment Income+ ...........................             .07          .12
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            3.85        (4.23)
                                                     -------------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            3.92        (4.11)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..........................              --         (.12)
  Net Realized Capital Gain ......................              --           --
                                                     -------------    ---------
Net Increase (Decrease) in Net Asset Value .......            3.92        (4.23)
                                                     -------------    ---------
NET ASSET VALUE--END OF PERIOD ...................          $24.77       $20.85
                                                     -------------    ---------
                                                     -------------    ---------
TOTAL INVESTMENT RETURN ..........................          18.80%     (16.38)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.33%**        1.39%
Net Expenses .....................................         1.33%**        1.39%
Net Investment Income (Loss) .....................         0.58%**        0.53%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................            464%       1,205%
Net Assets, End of Period (000's omitted) ........          $2,062       $1,640



                                                                    INVESTOR CLASS
                                                     -----------------------------------------------
                                                                 CONSUMER PRODUCTS FUND
                                                     -----------------------------------------------
                                                          YEAR        YEAR         YEAR       PERIOD
                                                         ENDED       ENDED        ENDED        ENDED
                                                     MARCH 31,   MARCH 31,    MARCH 31,    MARCH 31,
                                                        2002++      2001++       2000++      1999*++
                                                     ---------   ---------    ---------    ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............      $21.54      $22.68       $29.13      $30.00
                                                     ---------   ---------    ---------    ---------
Net Investment Income+ ...........................         .12         .21          .12          --
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................        3.48       (1.35)       (5.52)       (.87)
                                                     ---------   ---------    ---------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................        3.60       (1.14)       (5.40)       (.87)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..........................        (.06)         --           --          --
  Net Realized Capital Gain ......................          --          --        (1.05)         --
                                                     ---------   ---------    ---------    ---------
Net Increase (Decrease) in Net Asset Value .......        3.54       (1.14)       (6.45)       (.87)
                                                     ---------   ---------    ---------    ---------
NET ASSET VALUE--END OF PERIOD ...................      $25.08      $21.54       $22.68      $29.13
                                                     ---------   ---------    ---------    ---------
                                                     ---------   ---------    ---------    ---------
TOTAL INVESTMENT RETURN ..........................      16.71%     (5.03)%     (19.20)%     (2.90)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................       1.56%       1.23%        1.37%     1.55%**
Net Expenses .....................................       1.56%       1.22%        1.36%     1.54%**
Net Investment Income (Loss) .....................       0.53%       0.94%        0.49%   (0.03)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................        890%      1,907%       5,466%      1,255%
Net Assets, End of Period (000's omitted) ........     $20,083      $8,503       $9,181      $1,280

*   SINCE THE COMMENCEMENT OF OPERATIONS: JULY 6, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.
+++ UNAUDITED.

See Notes to Financial Statements.

62 & 63 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                          INVESTOR CLASS
                                                    --------------------------
                                                         ELECTRONICS FUND
                                                    --------------------------
                                                           PERIOD         YEAR
                                                            ENDED        ENDED
                                                    SEPTEMBER 30,    MARCH 31,
                                                           2003++         2003
                                                    -------------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............          $8.08       $16.96
                                                    -------------    ---------
Net Investment Loss+ .............................           (.07)        (.12)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................           3.94        (8.76)
                                                    -------------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................           3.87        (8.88)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gain ......................             --           --
                                                    -------------    ---------
Net Increase (Decrease) in Net Asset Value .......           3.87        (8.88)
                                                    -------------    ---------
NET ASSET VALUE--END OF PERIOD ...................         $11.95        $8.08
                                                    -------------    ---------
                                                    -------------    ---------
TOTAL INVESTMENT RETURN ..........................         47.90%     (52.36)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................        1.33%**        1.39%
Net Expenses .....................................        1.33%**        1.39%
Net Investment Loss ..............................      (1.18)%**      (1.20)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................           857%       2,413%
Net Assets, End of Period (000's omitted) ........        $37,761      $31,655


                                                                    INVESTOR CLASS
                                                    -----------------------------------------------
                                                                   ELECTRONICS FUND
                                                    -----------------------------------------------
                                                         YEAR        YEAR         YEAR       PERIOD
                                                        ENDED       ENDED        ENDED        ENDED
                                                    MARCH 31,   MARCH 31,    MARCH 31,    MARCH 31,
                                                         2002        2001         2000        1999*
                                                    ---------   ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............     $16.54      $40.10       $14.02      $10.00
                                                    ---------   ---------    ---------    ---------
Net Investment Loss+ .............................       (.18)       (.36)        (.30)       (.15)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................        .60      (23.02)       26.38        4.17
                                                    ---------   ---------    ---------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................        .42      (23.38)       26.08        4.02
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gain ......................         --        (.18)          --          --
                                                    ---------   ---------    ---------    ---------
Net Increase (Decrease) in Net Asset Value .......        .42      (23.56)       26.08        4.02
                                                    ---------   ---------    ---------    ---------
NET ASSET VALUE--END OF PERIOD ...................     $16.96      $16.54       $40.10      $14.02
                                                    ---------   ---------    ---------    ---------
                                                    ---------   ---------    ---------    ---------
TOTAL INVESTMENT RETURN ..........................      2.54%    (58.48)%      186.02%      40.20%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................      1.29%       1.36%        1.29%     1.57%**
Net Expenses .....................................      1.29%       1.35%        1.28%     1.56%**
Net Investment Loss ..............................    (1.08)%     (1.09)%      (1.14)%   (1.23)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................     1,279%        705%       1,162%      3,011%
Net Assets, End of Period (000's omitted) ........    $96,671     $70,131     $274,554     $12,814


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

64 & 65 SEMI-ANNUAL REPORT

-------------------------------------------------------------------------------

                                                            INVESTOR CLASS
                                                    ---------------------------
                                                              ENERGY FUND
                                                    ---------------------------
                                                            PERIOD         YEAR
                                                             ENDED        ENDED
                                                     SEPTEMBER 30,    MARCH 31,
                                                            2003++         2003
                                                     -------------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............           $8.80       $11.26
                                                     -------------    ---------
Net Investment Income (Loss)+ ....................             .05          .02
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................             .84        (2.47)
                                                     -------------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................             .89        (2.45)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..........................              --         (.01)
                                                     -------------    ---------
Net Increase (Decrease) in Net Asset Value .......             .89        (2.46)
                                                     -------------    ---------
NET ASSET VALUE--END OF PERIOD ...................           $9.69        $8.80
                                                     -------------    ---------
                                                     -------------    ---------
TOTAL INVESTMENT RETURN ..........................          10.11%     (21.79)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.31%**        1.39%
Net Expenses .....................................         1.31%**        1.39%
Net Investment Income (Loss) .....................         1.03%**        0.24%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................            929%       1,362%
Net Assets, End of Period (000's omitted) ........         $14,347       $4,703


                                                                    INVESTOR CLASS
                                                    ----------------------------------------------
                                                                       ENERGY FUND
                                                    ----------------------------------------------
                                                         YEAR        YEAR         YEAR      PERIOD
                                                        ENDED       ENDED        ENDED       ENDED
                                                    MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                         2002        2001         2000       1999*
                                                    ---------    ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............     $11.43      $10.87        $8.99      $10.00
                                                    ---------    ---------   ---------   ---------
Net Investment Income (Loss)+ ....................        .12        (.08)         .08         .05
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................       (.19)        .64         1.80       (1.06)
                                                    ---------    ---------   ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................       (.07)        .56         1.88       (1.01)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..........................       (.10)         --           --          --
                                                    ---------    ---------   ---------   ---------
Net Increase (Decrease) in Net Asset Value .......       (.17)        .56         1.88       (1.01)
                                                    ---------    ---------   ---------   ---------
NET ASSET VALUE--END OF PERIOD ...................     $11.26      $11.43       $10.87       $8.99
                                                    ---------    ---------   ---------   ---------
                                                    ---------    ---------   ---------   ---------
TOTAL INVESTMENT RETURN ..........................    (0.52)%       5.15%       20.91%    (10.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................      1.32%       1.64%        1.58%     1.62%**
Net Expenses .....................................      1.32%       1.63%        1.57%     1.62%**
Net Investment Income (Loss) .....................      1.06%     (0.70)%        0.83%     0.69%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................     1,502%      1,707%       2,854%      6,070%
Net Assets, End of Period (000's omitted) ........    $31,769     $15,715      $13,980     $17,442


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 21, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

66 & 67 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                           INVESTOR CLASS
                                                    ---------------------------
                                                        ENERGY SERVICES FUND
                                                    ---------------------------
                                                            PERIOD         YEAR
                                                             ENDED        ENDED
                                                    SEPTEMBER  30,    MARCH 31,
                                                           2003+++       2003++
                                                     -------------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............          $17.37       $22.47
                                                     -------------    ---------
Net Investment Loss+ .............................            (.09)        (.15)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................             .47        (4.95)
                                                     -------------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................             .38        (5.10)
DISTRIBUTION TO SHAREHOLDERS .....................              --           --
                                                     -------------    ---------
Net Increase (Decrease) in Net Asset Value .......             .38        (5.10)
                                                     -------------    ---------
NET ASSET VALUE--END OF PERIOD ...................          $17.75       $17.37
                                                     -------------    ---------
                                                     -------------    ---------
TOTAL INVESTMENT RETURN ..........................           2.19%     (22.70)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.36%**        1.39%
Net Expenses .....................................         1.36%**        1.39%
Net Investment Loss ..............................       (0.94)%**      (0.72)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................          1,191%         971%
Net Assets, End of Period (000's omitted) ........         $16,316      $15,144



                                                                    INVESTOR CLASS
                                                     ----------------------------------------------
                                                                 ENERGY SERVICES FUND
                                                     ----------------------------------------------
                                                          YEAR        YEAR         YEAR      PERIOD
                                                         ENDED       ENDED        ENDED       ENDED
                                                     MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                        2002++      2001++       2000++     1999*++
                                                     ---------    ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............      $27.30      $27.93       $18.06      $30.00
                                                     ---------    ---------   ---------   ---------
Net Investment Loss+ .............................        (.18)       (.12)        (.18)       (.21)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................       (4.65)       (.51)       10.05      (11.73)
                                                     ---------    ---------   ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................       (4.83)       (.63)        9.87      (11.94)
DISTRIBUTION TO SHAREHOLDERS .....................          --          --           --          --
                                                     ---------    ---------   ---------   ---------
Net Increase (Decrease) in Net Asset Value .......       (4.83)       (.63)        9.87      (11.94)
                                                     ---------    ---------   ---------   ---------
NET ASSET VALUE--END OF PERIOD ...................      $22.47      $27.30       $27.93      $18.06
                                                     ---------    ---------   ---------   ---------
                                                     ---------    ---------   ---------   ---------
TOTAL INVESTMENT RETURN ..........................    (17.69)%     (2.26)%       54.65%    (39.80)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................       1.54%       1.26%        1.58%     1.58%**
Net Expenses .....................................       1.54%       1.25%        1.57%     1.57%**
Net Investment Loss ..............................     (0.74)%     (0.41)%      (0.81)%   (1.14)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................        949%        944%       1,794%      3,170%
Net Assets, End of Period (000's omitted) ........     $51,983     $50,159      $54,609     $74,135


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.
+++ UNAUDITED.

See Notes to Financial Statements.

68 & 69 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                           INVESTOR CLASS
                                                     --------------------------
                                                       FINANCIAL SERVICES FUND
                                                     --------------------------
                                                            PERIOD         YEAR
                                                             ENDED        ENDED
                                                     SEPTEMBER 30,    MARCH 31,
                                                            2003++         2003
                                                     -------------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............          $7.66       $10.23
                                                     -------------    ---------
Net Investment Income (Loss)+ .....................            .05          .07
Net Realized and Unrealized Gains (Losses) on
  Securities ......................................           1.69        (2.62)
                                                     -------------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................           1.74        (2.55)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ...........................             --         (.02)
  Net Realized Capital Gain .......................             --           --
                                                     -------------    ---------
Net Increase (Decrease) in Net Asset Value ........           1.74        (2.57)
                                                     -------------    ---------
NET ASSET VALUE--END OF PERIOD ....................          $9.40        $7.66
                                                     -------------    ---------
                                                     -------------    ---------
TOTAL INVESTMENT RETURN ...........................         22.72%     (24.97)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................        1.33%**        1.38%
Net Expenses ......................................        1.33%**        1.38%
Net Investment Income (Loss) ......................        1.07%**        0.82%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................           845%       2,336%
Net Assets, End of Period (000's omitted) .........        $11,717       $6,671



                                                                     INVESTOR CLASS
                                                      ----------------------------------------------
                                                                 FINANCIAL SERVICES FUND
                                                      ----------------------------------------------
                                                           YEAR        YEAR         YEAR      PERIOD
                                                          ENDED       ENDED        ENDED       ENDED
                                                      MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                           2002        2001         2000       1999*
                                                      ---------    ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............      $10.00       $9.48        $9.99      $10.00
                                                      ---------    ---------   ---------   ---------
Net Investment Income (Loss)+ .....................         .04         .06         (.01)       (.01)
Net Realized and Unrealized Gains (Losses) on
  Securities ......................................         .29         .46         (.49)         --
                                                      ---------    ---------   ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................         .33         .52         (.50)       (.01)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ...........................        (.10)         --           --          --
  Net Realized Capital Gain .......................          --          --         (.01)         --
                                                      ---------    ---------   ---------   ---------
Net Increase (Decrease) in Net Asset Value ........         .23         .52         (.51)       (.01)
                                                      ---------    ---------   ---------   ---------
NET ASSET VALUE--END OF PERIOD ....................      $10.23      $10.00        $9.48       $9.99
                                                      ---------    ---------   ---------   ---------
                                                      ---------    ---------   ---------   ---------
TOTAL INVESTMENT RETURN ...........................       3.39%       5.49%      (4.97)%     (0.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................       1.51%       1.24%        1.72%     1.58%**
Net Expenses ......................................       1.51%       1.23%        1.71%     1.57%**
Net Investment Income (Loss) ......................       0.43%       0.58%      (0.15)%   (0.07)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................      1,110%      1,271%       2,770%      7,269%
Net Assets, End of Period (000's omitted) .........     $25,147     $35,190     $145,449     $22,165

*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

70 & 71 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                             INVESTOR CLASS
                                                     --------------------------
                                                           HEALTH CARE FUND
                                                     --------------------------
                                                            PERIOD         YEAR
                                                             ENDED        ENDED
                                                     SEPTEMBER 30,    MARCH 31,
                                                            2003++         2003
                                                     -------------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............          $9.21       $11.36
                                                     -------------    ---------
Net Investment Loss+ ..............................           (.03)        (.02)
Net Realized and Unrealized Gains (Losses) on
  Securities ......................................           2.00        (2.13)
                                                     -------------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................           1.97        (2.15)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gains ......................             --           --
                                                     -------------    ---------
Net Increase (Decrease) in Net Asset Value ........           1.97        (2.15)
                                                     -------------    ---------
NET ASSET VALUE--END OF PERIOD ....................         $11.18        $9.21
                                                     -------------    ---------
                                                     -------------    ---------
TOTAL INVESTMENT RETURN ...........................         21.39%     (18.93)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................        1.33%**        1.38%
Net Expenses ......................................        1.33%**        1.38%
Net Investment Loss ...............................      (0.57)%**      (0.25)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................           690%       1,395%
Net Assets, End of Period (000's omitted) .........        $10,733      $13,400



                                                                     INVESTOR CLASS
                                                     ----------------------------------------------
                                                                    HEALTH CARE FUND
                                                     ----------------------------------------------
                                                          YEAR        YEAR         YEAR      PERIOD
                                                         ENDED       ENDED        ENDED       ENDED
                                                     MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                          2002        2001         2000       1999*
                                                     ---------    ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............     $11.25      $10.25       $11.45      $10.00
                                                     ---------    ---------   ---------   ---------
Net Investment Loss+ ..............................       (.04)       (.05)        (.04)       (.02)
Net Realized and Unrealized Gains (Losses) on
  Securities ......................................        .15        1.05        (1.15)       1.47
                                                     ---------    ---------   ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................        .11        1.00        (1.19)       1.45
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gains ......................         --          --         (.01)         --
                                                     ---------    ---------   ---------   ---------
Net Increase (Decrease) in Net Asset Value ........        .11        1.00        (1.20)       1.45
                                                     ---------    ---------   ---------   ---------
NET ASSET VALUE--END OF PERIOD ....................     $11.36      $11.25       $10.25      $11.45
                                                     ---------    ---------   ---------   ---------
                                                     ---------    ---------   ---------   ---------
TOTAL INVESTMENT RETURN ...........................      0.98%       9.76%     (10.44)%      14.50%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................      1.37%       1.55%        1.41%     1.44%**
Net Expenses ......................................      1.37%       1.54%        1.41%     1.43%**
Net Investment Loss ...............................    (0.36)%     (0.39)%      (0.36)%   (0.21)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................       936%      1,399%       4,850%      4,465%
Net Assets, End of Period (000's omitted) .........    $20,567     $42,495      $30,729     $14,016


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 17, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

72 & 73 SEMI-ANNUAL REPORT

-------------------------------------------------------------------------------

                                                            INVESTOR CLASS               INVESTOR CLASS
                                                     --------------------------      ----------------------
                                                            INTERNET FUND                INTERNET FUND
                                                     --------------------------      ----------------------
                                                            PERIOD         YEAR           YEAR       PERIOD
                                                             ENDED        ENDED          ENDED        ENDED
                                                     SEPTEMBER 30,    MARCH 31,      MARCH 31,    MARCH 31,
                                                           2003+++         2003           2002      2001*++
                                                     -------------    ---------      ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............          $20.43       $30.55         $41.80      $200.00
                                                     -------------    ---------      ---------    ---------
Net Investment Loss+ .............................            (.17)        (.29)          (.31)       (1.60)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            8.21        (9.83)        (10.94)     (156.60)
                                                     -------------    ---------      ---------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            8.04       (10.12)        (11.25)     (158.20)
DISTRIBUTION TO SHAREHOLDERS .....................              --           --             --           --
                                                     -------------    ---------      ---------    ---------
Net Increase (Decrease) in Net Asset Value .......            8.04       (10.12)        (11.25)     (158.20)
                                                     -------------    ---------      ---------    ---------
NET ASSET VALUE--END OF PERIOD ...................          $28.47       $20.43         $30.55       $41.80
                                                     -------------    ---------      ---------    ---------
                                                     -------------    ---------      ---------    ---------
TOTAL INVESTMENT RETURN ..........................          39.35%     (33.13)%       (26.91)%     (79.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.33%**        1.38%          1.21%      1.61%**
Net Expenses .....................................         1.33%**        1.38%          1.21%      1.61%**
Net Investment Loss ..............................       (1.27)%**      (1.34)%        (1.15)%    (1.43)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................          1,013%       2,052%         2,186%       1,937%
Net Assets, End of Period (000's omitted) ........          $9,901       $3,335        $3,124        $1,625



*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 6, 2000.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIOD ENDED MARCH 31, 2001 HAVE BEEN RESTATED TO REFLECT A 1:20 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.
+++ UNAUDITED.

See Notes to Financial Statements.

74 & 75 SEMI-ANNUAL REPORT

-------------------------------------------------------------------------------

                                                            INVESTOR CLASS                         INVESTOR CLASS
                                                     --------------------------    ----------------------------------------------
                                                             LEISURE FUND                           LEISURE FUND
                                                     --------------------------    ----------------------------------------------
                                                            PERIOD         YEAR         YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED        ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                           2003+++       2003++       2002++      2001++       2000++     1999*++
                                                     -------------    ---------    ---------   ---------    ---------   ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............         $17.88       $24.00       $25.56      $33.30       $33.63      $30.00
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Investment Income (Loss)+ .....................           (.07)        (.15)        (.33)       (.36)         .09        (.24)
Net Realized and Unrealized Gains (Losses) on
  Securities ......................................           4.42        (5.97)       (1.23)      (7.38)        (.12)       3.87
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................           4.35        (6.12)       (1.56)      (7.74)        (.03)       3.63
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gains ......................             --           --           --          --         (.30)         --
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value ........           4.35        (6.12)       (1.56)      (7.74)        (.33)       3.63
                                                     -------------    ---------    ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ....................         $22.23       $17.88       $24.00      $25.56       $33.30      $33.63
                                                     -------------    ---------    ---------   ---------    ---------   ---------
                                                     -------------    ---------    ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ...........................         24.33%     (25.50)%      (6.10)%    (23.24)%      (0.07)%      12.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................        1.33%**        1.38%        1.57%       1.55%        1.58%     1.59%**
Net Expenses ......................................        1.33%**        1.38%        1.57%       1.55%        1.58%     1.59%**
Net Investment Income (Loss) ......................      (0.72)%**      (0.65)%      (1.27)%     (1.18)%        0.30%   (0.76)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................         2,351%       3,179%       2,609%      2,756%       5,734%      5,581%
Net Assets, End of Period (000's omitted) .........         $4,082       $2,325      $11,443      $1,277       $5,563      $4,796


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.
+++ UNAUDITED.

See Notes to Financial Statements.

76 & 77 SEMI-ANNUAL REPORT

-------------------------------------------------------------------------------

                                                           INVESTOR CLASS                          INVESTOR CLASS
                                                     --------------------------     ----------------------------------------------
                                                        PRECIOUS METALS FUND                    PRECIOUS METALS FUND
                                                     --------------------------     ----------------------------------------------
                                                            PERIOD         YEAR          YEAR        YEAR         YEAR        YEAR
                                                             ENDED        ENDED         ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,     MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                           2003+++         2003          2002        2001       2000++      1999++
                                                     -------------    ---------     ---------   ---------    ---------   ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............         $26.78       $27.90        $17.73      $18.80       $20.95      $29.10
                                                     -------------    ---------     ---------   ---------    ---------   ---------
Net Investment Income (Loss)+ .....................            .01          .03           .01         .05         (.10)       (.15)
Net Realized and Unrealized Gains (Losses) on
  Securities ......................................           8.57        (1.15)        10.30       (1.12)       (2.05)      (8.00)
                                                     -------------    ---------     ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................           8.58        (1.12)        10.31       (1.07)       (2.15)      (8.15)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ...........................             --           --          (.14)         --           --          --
                                                     -------------    ---------     ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value ........           8.58        (1.12)        10.17       (1.07)       (2.15)      (8.15)
                                                     -------------    ---------     ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ....................         $35.36       $26.78        $27.90      $17.73       $18.80      $20.95
                                                     -------------    ---------     ---------   ---------    ---------   ---------
                                                     -------------    ---------     ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ...........................         32.04%      (4.01)%        58.44%     (5.69)%     (10.26)%    (28.01)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................         1.23%*        1.27%         1.39%       1.18%        1.23%       1.37%
Net Expenses ......................................         1.23%*        1.27%         1.39%       1.17%        1.23%       1.36%
Net Investment Income (Loss) ......................         0.06%*        0.09%         0.07%       0.30%      (0.34)%     (0.69)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate** .........................           309%         744%          839%        822%       1,004%      1,191%
Net Assets, End of Period (000's omitted) .........       $162,024      $75,185       $59,625     $25,096      $37,780     $26,823



*   ANNUALIZED.
** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2000 HAVE BEEN RESTARTED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000.
+++ UNAUDITED.

See Notes to Financial Statements.

78 & 79

-------------------------------------------------------------------------------

                                                           INVESTOR CLASS                            INVESTOR CLASS
                                                    ---------------------------    ----------------------------------------------
                                                           RETAILING FUND                            RETAILING FUND
                                                    ---------------------------    ----------------------------------------------
                                                            PERIOD         YEAR         YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED        ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                            2003++         2003         2002        2001         2000       1999*
                                                     -------------    ---------    ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............          $8.00       $11.12       $10.29      $13.22       $13.54      $10.00
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Investment Income (Loss)+ .....................           (.04)        (.07)        (.10)       (.09)         .02        (.10)
Net Realized and Unrealized Gains (Losses) on
  Securities ......................................           2.30        (3.05)         .93       (2.84)        (.23)       3.64
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................           2.26        (3.12)         .83       (2.93)        (.21)       3.54
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gains ......................             --           --           --          --         (.11)         --
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value ........           2.26        (3.12)         .83       (2.93)        (.32)       3.54
                                                     -------------    ---------    ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ....................         $10.26        $8.00       $11.12      $10.29       $13.22      $13.54
                                                     -------------    ---------    ---------   ---------    ---------   ---------
                                                     -------------    ---------    ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ...........................         28.25%     (28.06)%        8.07%    (22.16)%      (1.51)%      35.40%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................        1.33%**        1.38%        1.44%       1.51%        1.44%     1.42%**
Net Expenses ......................................        1.33%**        1.38%        1.44%       1.50%        1.44%     1.42%**
Net Investment Income (Loss) ......................      (0.80)%**      (0.82)%      (0.92)%     (0.78)%        0.16%   (0.81)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................         1,225%       3,788%       2,030%      3,062%       2,537%      3,243%
Net Assets, End of Period (000's omitted) .........         $7,156       $2,964      $21,667     $33,228      $81,097     $45,219


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1,1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

80 & 81 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                            INVESTOR CLASS                          INVESTOR CLASS
                                                     --------------------------     ----------------------------------------------
                                                            TECHNOLOGY FUND                         TECHNOLOGY FUND
                                                     --------------------------     ----------------------------------------------
                                                            PERIOD         YEAR          YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED         ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,     MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                            2003++         2003          2002        2001         2000       1999*
                                                     -------------    ---------     ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............          $7.11       $11.00        $12.70      $31.59       $17.02      $10.00
                                                     -------------    ---------     ---------   ---------    ---------   ---------
Net Investment Loss+ ..............................           (.05)        (.09)         (.15)       (.24)        (.19)       (.16)
Net Realized and Unrealized Gains (Losses) on
  Securities ......................................           3.03        (3.80)        (1.55)     (18.65)       14.76        7.18
                                                     -------------    ---------     ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................           2.98        (3.89)        (1.70)     (18.89)       14.57        7.02
DISTRIBUTION TO SHAREHOLDERS ......................             --           --            --          --           --          --
                                                     -------------    ---------     ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value ........           2.98        (3.89)        (1.70)     (18.89)       14.57        7.02
                                                     -------------    ---------     ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ....................         $10.09        $7.11        $11.00      $12.70       $31.59      $17.02
                                                     -------------    ---------     ---------   ---------    ---------   ---------
                                                     -------------    ---------     ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ...........................         41.91%     (35.36)%      (13.39)%    (59.80)%       85.61%      70.20%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................        1.33%**        1.38%         1.44%       1.30%        1.41%     1.39%**
Net Expenses ......................................        1.33%**        1.38%         1.44%       1.30%        1.40%     1.39%**
Net Investment Loss ...............................      (1.09)%**      (1.13)%       (1.21)%     (1.01)%      (0.85)%   (1.23)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................         1,062%       1,938%        1,017%      2,202%       4,929%      4,598%
Net Assets, End of Period (000's omitted) .........        $18,166       $8,348       $35,815     $26,660      $90,002     $24,400


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 14, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

82 & 83 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                             INVESTOR CLASS                          INVESTOR CLASS
                                                     --------------------------      ----------------------------------------------
                                                       TELECOMMUNICATIONS FUND                  TELECOMMUNICATIONS FUND
                                                     --------------------------      ----------------------------------------------
                                                            PERIOD         YEAR           YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED          ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,      MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                           2003+++       2003++         2002++      2001++       2000++     1999*++
                                                     -------------    ---------      ---------   ---------    ---------   ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............          $10.05       $15.12         $24.03      $61.17       $39.09      $30.00
                                                     -------------    ---------      ---------   ---------    ---------   ---------
Net Investment Income (Loss)+ ....................             .05          .06           (.12)       (.30)        (.30)       (.12)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            2.67        (5.13)         (8.70)     (36.84)       22.41        9.21
                                                     -------------    ---------      ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            2.72        (5.07)         (8.82)     (37.14)       22.11        9.09
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gains .....................              --           --           (.09)         --         (.03)         --
                                                     -------------    ---------      ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value .......            2.72        (5.07)         (8.91)     (37.14)       22.08        9.09
                                                     -------------    ---------      ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ...................          $12.77       $10.05         $15.12      $24.03       $61.17      $39.09
                                                     -------------    ---------      ---------   ---------    ---------   ---------
                                                     -------------    ---------      ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ..........................          27.06%     (33.53)%       (36.84)%    (60.72)%       56.54%      30.30%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.33%**        1.38%          1.51%       1.37%        1.50%     1.56%**
Net Expenses .....................................         1.33%**        1.38%          1.51%       1.37%        1.49%     1.55%**
Net Investment Income (Loss) .....................         0.77%**        0.46%        (0.60)%     (0.65)%      (0.59)%   (0.34)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................          1,142%       2,431%         1,192%      1,273%       1,555%      2,788%
Net Assets, End of Period (000's omitted) ........          $7,133       $9,152         $4,530      $9,924      $66,904     $12,300


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.
+++ UNAUDITED.

See Notes to Financial Statements.

84 & 85 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                           INVESTOR CLASS                         INVESTOR CLASS
                                                     --------------------------   ----------------------------------------------
                                                         TRANSPORTATION FUND                    TRANSPORTATION FUND
                                                     --------------------------   ----------------------------------------------
                                                            PERIOD         YEAR        YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED       ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                           2003+++       2003++      2002++      2001++       2000++     1999*++
                                                     -------------    ---------   ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............         $15.03       $20.85      $19.26      $18.72       $23.97      $30.00
                                                     -------------    ---------   ---------   ---------    ---------   ---------
Net Investment Loss+ ..............................           (.02)        (.12)       (.09)         --         (.21)       (.09)
Net Realized and Unrealized Gains (Losses) on
  Securities ......................................           3.09        (5.70)       1.68         .54       (5.04)      (5.94)
                                                     -------------    ---------   ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................           3.07        (5.82)       1.59         .54        (5.25)      (6.03)
DISTRIBUTION TO SHAREHOLDERS ......................             --           --          --          --           --          --
                                                     -------------    ---------   ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value ........           3.07        (5.82)       1.59         .54        (5.25)      (6.03)
                                                     -------------    ---------   ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ....................         $18.10       $15.03      $20.85      $19.26       $18.72      $23.97
                                                     -------------    ---------   ---------   ---------    ---------   ---------
                                                     -------------    ---------   ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ...........................         20.43%     (27.91)%       8.26%       2.88%     (21.90)%    (20.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................        1.33%**        1.40%       1.56%       1.55%        1.97%     1.58%**
Net Expenses ......................................        1.33%**        1.40%       1.56%       1.54%        1.96%     1.58%**
Net Investment Loss ...............................      (0.18)%**      (0.70)%     (0.51)%     (0.05)%      (0.92)%   (0.36%)**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................         1,091%       2,786%      1,704%      1,293%       1,970%      7,583%
Net Assets, End of Period (000's omitted) .........         $4,306         $960     $18,215      $8,246      $18,501      $3,014


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.
+++ UNAUDITED.

See Notes to Financial Statements.

86 & 87 SEMI-ANNUAL REPORT

-------------------------------------------------------------------------------

                                                            INVESTOR CLASS                          INVESTOR CLASS
                                                     --------------------------                 --------------------
                                                            UTILITIES FUND                         UTILITIES FUND
                                                     --------------------------                 ---------------------
                                                            PERIOD         YEAR                      YEAR      PERIOD
                                                             ENDED        ENDED                     ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,                 MARCH 31,   MARCH 31,
                                                           2003+++       2003++                    2002++     2001*++
                                                     -------------    ---------                 ---------   ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............         $16.38       $25.44                    $35.52      $30.00
                                                     -------------    ---------                 ---------   ---------
Net Investment Income+ ............................            .24          .60                       .60         .54
Net Realized and Unrealized Gains (Losses) on
  Securities ......................................           3.09        (9.12)                    (9.12)       4.98
                                                     -------------    ---------                 ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................           3.33        (8.52)                    (8.52)       5.52
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ...........................             --         (.54)                    (1.56)         --
                                                     -------------    ---------                 ---------   ---------
Net Increase (Decrease) in Net Asset Value ........           3.33        (9.06)                   (10.08)       5.52
                                                     -------------    ---------                 ---------   ---------
NET ASSET VALUE--END OF PERIOD ....................         $19.71       $16.38                    $25.44      $35.52
                                                     -------------    ---------                 ---------   ---------
                                                     -------------    ---------                 ---------   ---------
TOTAL INVESTMENT RETURN ...........................         20.33%     (33.55)%                  (24.07)%      18.40%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................        1.32%**        1.39%                     1.54%     1.59%**
Net Expenses ......................................        1.32%**        1.39%                     1.54%     1.59%**
Net Investment Income .............................        2.58%**        3.24%                     2.00%     1.65%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................           714%       3,158%                    2,418%      1,591%
Net Assets, End of Period (000's omitted) .........        $23,796       $9,978                   $26,539     $15,566


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 3, 2000.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003
+++ UNAUDITED.

See Notes to Financial Statements.

88 & 89 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                            ADVISOR CLASS                           ADVISOR CLASS
                                                     --------------------------     ----------------------------------------------
                                                             BANKING FUND                            BANKING FUND
                                                     --------------------------     ----------------------------------------------
                                                            PERIOD         YEAR          YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED         ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,     MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                            2003++         2003          2002        2001         2000       1999*
                                                     -------------    ---------     ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............           $7.06        $8.41         $8.13       $7.24        $8.74      $10.00
                                                     -------------    ---------     ---------   ---------    ---------   ---------
Net Investment Income+ ...........................             .05          .07           .08         .13          .01         .03
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            1.37        (1.21)          .49         .76        (1.51)      (1.29)
                                                     -------------    ---------     ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            1.42        (1.14)          .57         .89        (1.50)      (1.26)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..........................              --         (.21)         (.29)         --           --          --
                                                     -------------    ---------     ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value .......            1.42        (1.35)          .28         .89        (1.50)      (1.26)
                                                     -------------    ---------     ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ...................           $8.48        $7.06         $8.41       $8.13        $7.24       $8.74
                                                     -------------    ---------     ---------   ---------    ---------   ---------
                                                     -------------    ---------     ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ..........................          20.11%     (13.73)%         7.44%      12.29%     (17.16)%    (12.60)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.81%**        1.89%         1.91%       1.73%        2.06%     2.08%**
Net Expenses .....................................         1.81%**        1.89%         1.91%       1.73%        2.05%     2.08%**
Net Investment Income ............................         1.18%**        0.91%         0.95%       1.68%        0.07%     0.28%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................          1,133%       1,495%        1,292%      1,394%       3,829%     11,211%
Net Assets, End of Period (000's omitted) ........            $717         $390       $23,281     $20,378      $17,872          $2



*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

90 & 91 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                             ADVISOR CLASS                          ADVISOR CLASS
                                                     --------------------------    ----------------------------------------------
                                                         BASIC MATERIALS FUND                   BASIC MATERIALS FUND
                                                     --------------------------    ----------------------------------------------
                                                            PERIOD         YEAR         YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED        ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                           2003+++       2003++       2002++      2001++       2000++     1999*++
                                                     -------------    ---------    ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............          $16.89       $23.91       $20.79      $23.79       $23.16      $31.68
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Investment Income (Loss)+ ....................             .06         (.06)         .15         .15         (.03)        .39
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            3.50        (6.93)        3.24       (3.15)         .66       (8.91)
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            3.56        (6.99)        3.39       (3.00)         .63       (8.52)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..........................              --         (.03)        (.27)         --           --          --
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value .......            3.56        (7.02)        3.12       (3.00)         .63       (8.52)
                                                     -------------    ---------    ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ...................          $20.45       $16.89       $23.91      $20.79       $23.79      $23.16
                                                     -------------    ---------    ---------   ---------    ---------   ---------
                                                     -------------    ---------    ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ..........................          21.08%     (29.24)%       16.36%    (12.61)%        2.72%    (26.89)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.84%**        1.89%        2.00%       2.08%        2.01%     1.96%**
Net Expenses .....................................         1.84%**        1.89%        2.00%       2.07%        2.00%     1.95%**
Net Investment Income (Loss) .....................         0.55%**      (0.23)%        0.65%       0.71%      (0.10)%     1.25%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................          1,048%       1,943%       1,523%      2,600%       3,641%      5,704%
Net Assets, End of Period (000's omitted) ........            $785       $2,419      $30,839        $238       $5,082        $688



*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 14, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003
+++ UNAUDITED.

See Notes to Financial Statements.

92 & 93   SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                             ADVISOR CLASS                        ADVISOR CLASS
                                                     --------------------------  ----------------------------------------------
                                                          BIOTECHNOLOGY FUND                   BIOTECHNOLOGY FUND
                                                     --------------------------  ----------------------------------------------
                                                            PERIOD         YEAR       YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED      ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,  MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                            2003++         2003       2002        2001         2000       1999*
                                                     -------------    ---------  ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............          $13.35       $20.36     $21.25      $28.46       $12.66      $10.00
                                                     -------------    ---------  ---------   ---------    ---------   ---------
Net Investment Income (Loss)+ ....................            (.15)        (.25)      (.40)       (.49)        (.44)        .18
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            4.97        (6.76)      (.49)      (6.72)       16.28        2.48
                                                     -------------    ---------  ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            4.82        (7.01)      (.89)      (7.21)       15.84        2.66
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gain ......................              --           --         --          --         (.04)         --
                                                     -------------    ---------  ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value .......            4.82        (7.01)      (.89)      (7.21)       15.80        2.66
                                                     -------------    ---------  ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ...................          $18.17       $13.35     $20.36      $21.25       $28.46      $12.66
                                                     -------------    ---------  ---------   ---------    ---------   ---------
                                                     -------------    ---------  ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ..........................          36.10%     (34.43)%    (4.19)%    (25.33)%      125.34%      26.60%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.82%**        1.88%      1.72%       1.74%        1.93%     2.16%**
Net Expenses .....................................         1.82%**        1.88%      1.72%       1.73%        1.92%     2.16%**
Net Investment Income (Loss) .....................       (1.76)%**      (1.82)%    (1.69)%     (1.68)%      (1.96)%     1.79%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................            311%         477%       390%        305%         699%      2,670%
Net Assets, End of Period (000's omitted) ........         $22,058      $24,280    $20,931     $25,739      $45,757      $1,838


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

94 & 95 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                            ADVISOR CLASS                         ADVISOR CLASS
                                                     --------------------------   ----------------------------------------------
                                                       CONSUMER PRODUCTS FUND                CONSUMER PRODUCTS FUND
                                                     --------------------------   ----------------------------------------------
                                                            PERIOD         YEAR        YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED       ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                           2003+++       2003++      2002++      2001++       2000++     1999*++
                                                     -------------    ---------   ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ............           $20.46       $24.69      $21.24      $22.50       $29.10      $26.19
                                                     -------------    ---------   ---------   ---------    ---------   ---------
Net Investment Income (Loss)+ ...................             (.02)        (.03)        .03          --         (.24)       (.24)
Net Realized and Unrealized Gains (Losses) on
  Securities ....................................             3.80        (4.08)       3.48       (1.26)       (5.31)       3.15
                                                     -------------    ---------   ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .....................             3.78        (4.11)       3.51       (1.26)       (5.55)       2.91
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income .........................               --         (.12)       (.06)         --           --          --
  Net Realized Capital Gain .....................               --           --          --          --        (1.05)         --
                                                     -------------    ---------   ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value ......             3.78        (4.23)       3.45       (1.26)       (6.60)       2.91
                                                     -------------    ---------   ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ..................           $24.24       $20.46      $24.69      $21.24       $22.50      $29.10
                                                     -------------    ---------   ---------   ---------    ---------   ---------
                                                     -------------    ---------   ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN .........................           18.48%     (16.64)%      16.52%     (5.60)%     (19.76)%      11.11%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..................................          1.83%**        1.89%       2.02%       1.85%        2.13%     2.05%**
Net Expenses ....................................          1.83%**        1.89%       2.02%       1.84%        2.13%     2.04%**
Net Investment Income (Loss) ....................        (0.13)%**      (0.09)%       0.18%       0.02%      (1.01)%   (1.38)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ......................             464%       1,205%        890%      1,907%       5,466%      1,255%
Net Assets, End of Period (000's omitted) .......          $17,005       $3,120     $33,201     $18,104       $3,135     $20,952



*   SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 17, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003
+++ UNAUDITED.

See Notes to Financial Statements.

96 & 97 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                            ADVISOR CLASS                          ADVISOR CLASS
                                                     --------------------------    ----------------------------------------------
                                                          ELECTRONICS FUND                       ELECTRONICS FUND
                                                     --------------------------    ----------------------------------------------
                                                            PERIOD         YEAR         YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED        ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                            2003++         2003         2002        2001         2000       1999*
                                                     -------------    ---------    ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............           $7.87       $16.62       $16.28      $39.66       $13.96       $9.98
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Investment Loss+ .............................            (.09)        (.16)        (.26)       (.58)        (.35)       (.23)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            3.83        (8.59)         .60      (22.62)       26.05        4.21
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            3.74        (8.75)         .34      (23.20)       25.70        3.98
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gain ......................              --           --           --        (.18)          --          --
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value .......            3.74        (8.75)         .34      (23.38)       25.70        3.98
                                                     -------------    ---------    ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ...................          $11.61        $7.87       $16.62      $16.28       $39.66      $13.96
                                                     -------------    ---------    ---------   ---------    ---------   ---------
                                                     -------------    ---------    ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ..........................          47.52%     (52.65)%        2.09%    (58.68)%      184.10%      39.88%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.83%**        1.87%        1.75%       1.87%        1.76%     2.05%**
Net Expenses .....................................         1.83%**        1.87%        1.75%       1.86%        1.75%     2.04%**
Net Investment Loss ..............................       (1.69)%**      (1.72)%      (1.50)%     (1.74)%      (1.51)%   (1.86)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................            857%       2,413%       1,279%        705%       1,162%      3,011%
Net Assets, End of Period (000's omitted) ........          $8,606       $7,389       $9,528      $7,325      $25,034      $4,024


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

98 & 99

--------------------------------------------------------------------------------

                                                             ADVISOR CLASS                          ADVISOR CLASS
                                                     --------------------------    ----------------------------------------------
                                                              ENERGY FUND                            ENERGY FUND
                                                     --------------------------    ----------------------------------------------
                                                            PERIOD         YEAR         YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED        ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                            2003++         2003         2002        2001         2000       1999*
                                                     -------------    ---------    ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............          $8.63       $11.09       $11.33      $10.84        $9.01      $10.07
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Investment Income (Loss)+ .....................            .02           --          .05        (.03)         .15        (.14)
Net Realized and Unrealized Gains (Losses) on
  Securities ......................................            .84        (2.45)        (.19)        .52         1.68        (.92)
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................            .86        (2.45)        (.14)        .49         1.83       (1.06)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ...........................             --         (.01)        (.10)         --           --          --
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value ........            .86        (2.46)        (.24)        .49         1.83       (1.06)
                                                     -------------    ---------    ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ....................          $9.49        $8.63       $11.09      $11.33       $10.84       $9.01
                                                     -------------    ---------    ---------   ---------    ---------   ---------
                                                     -------------    ---------    ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ...........................          9.97%     (22.13)%      (1.14)%       4.52%       20.31%    (10.53)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................        1.85%**        1.88%        1.80%       2.11%        2.06%     1.99%**
Net Expenses ......................................        1.85%**        1.88%        1.80%       2.11%        2.05%     1.98%**
Net Investment Income (Loss) ......................        0.38%**      (0.03)%        0.42%     (0.26)%        1.45%   (1.75)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................           929%       1,362%       1,502%      1,707%       2,854%      6,070%
Net Assets, End of Period (000's omitted) .........         $1,366       $7,039       $9,621      $4,269       $4,432        $609


*   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 5, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

100 & 101 SEMI-ANNUAL REPORT

-------------------------------------------------------------------------------

                                                             ADVISOR CLASS                         ADVISOR CLASS
                                                     --------------------------   ----------------------------------------------
                                                         ENERGY SERVICES FUND                  ENERGY SERVICES FUND
                                                     --------------------------   ----------------------------------------------
                                                            PERIOD         YEAR        YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED       ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                           2003+++       2003++      2002++      2001++       2000++     1999*++
                                                     -------------    ---------   ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............         $17.01       $22.08      $26.97      $27.69       $18.03      $29.58
                                                     -------------    ---------   ---------   ---------    ---------   ---------
Net Investment Loss+ ..............................           (.11)        (.24)       (.27)       (.33)        (.33)       (.27)
Net Realized and Unrealized Gains (Losses) on
  Securities ......................................            .43        (4.83)      (4.62)       (.39)        9.99      (11.28)
                                                     -------------    ---------   ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................            .32        (5.07)      (4.89)       (.72)        9.66      (11.55)
DISTRIBUTION TO SHAREHOLDERS ......................             --           --          --          --           --          --
                                                     -------------    ---------   ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value ........            .32        (5.07)      (4.89)       (.72)        9.66      (11.55)
                                                     -------------    ---------   ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ....................         $17.33       $17.01      $22.08      $26.97       $27.69      $18.03
                                                     -------------    ---------   ---------   ---------    ---------   ---------
                                                     -------------    ---------   ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ...........................          1.88%     (22.96)%    (18.13)%     (2.60)%       53.58%    (39.05)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................        1.83%**        1.88%       1.97%       1.74%        2.20%     2.05%**
Net Expenses ......................................        1.83%**        1.88%       1.97%       1.73%        2.20%     2.04%**
Net Investment Loss ...............................      (1.18)%**      (1.26)%     (1.21)%     (1.17)%      (1.49)%   (1.66)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................         1,191%         971%        949%        944%       1,794%      3,170%
Net Assets, End of Period (000's omitted) .........         $1,135       $1,961     $22,051      $2,879      $34,524     $22,323



*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003
+++ UNAUDITED.

See Notes to Financial Statements.

102 & 103 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                             ADVISOR CLASS                         ADVISOR CLASS
                                                      -------------------------   ----------------------------------------------
                                                       FINANCIAL SERVICES FUND               FINANCIAL SERVICES FUND
                                                     --------------------------   ----------------------------------------------
                                                            PERIOD         YEAR        YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED       ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                            2003++         2003        2002        2001         2000       1999*
                                                     -------------    ---------   ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............           $7.57       $10.08       $9.89       $9.42        $9.95      $10.47
                                                     -------------    ---------   ---------   ---------    ---------   ---------
Net Investment Income (Loss)+ ....................             .02          .03        (.01)        .01         (.05)       (.05)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            1.67        (2.52)        .30         .46         (.47)       (.47)
                                                     -------------    ---------   ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            1.69        (2.49)        .29         .47         (.52)       (.52)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..........................              --         (.02)       (.10)         --           --          --
  Net Realized Capital Gain ......................              --           --          --          --         (.01)         --
                                                     -------------    ---------   ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value .......            1.69        (2.51)        .19         .47         (.53)       (.52)
                                                     -------------    ---------   ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ...................           $9.26        $7.57      $10.08       $9.89        $9.42       $9.95
                                                     -------------    ---------   ---------   ---------    ---------   ---------
                                                     -------------    ---------   ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ..........................          22.32%     (24.74)%       3.02%       4.99%      (5.19)%     (4.97)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.82%**        1.88%       2.02%       1.74%        2.29%     2.13%**
Net Expenses .....................................         1.82%**        1.88%       2.02%       1.73%        2.28%     2.12%**
Net Investment Income (Loss) .....................         0.46%**        0.35%     (0.08)%       0.05%      (0.64)%   (0.60)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................            845%       2,336%      1,110%      1,271%       2,770%      7,269%
Net Assets, End of Period (000's omitted) ........         $19,236      $15,074     $40,968     $30,627     $129,760     $21,387


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 6, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

104 & 105 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                            ADVISOR CLASS                          ADVISOR CLASS
                                                     --------------------------    ----------------------------------------------
                                                          HEALTH CARE FUND                       HEALTH CARE FUND
                                                     --------------------------    ----------------------------------------------
                                                            PERIOD         YEAR         YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED        ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                            2003++         2003         2002        2001         2000       1999*
                                                     -------------    ---------    ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............           $8.97       $11.11       $11.06      $10.12       $11.37       $9.93
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Investment Loss+ .............................            (.05)        (.06)        (.09)       (.11)        (.15)       (.18)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            1.95        (2.08)         .14        1.05        (1.09)       1.62
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            1.90        (2.14)         .05         .94        (1.24)       1.44
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gains .....................              --           --           --          --         (.01)         --
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value .......            1.90        (2.14)         .05         .94        (1.25)       1.44
                                                     -------------    ---------    ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ...................          $10.87        $8.97       $11.11      $11.06       $10.12      $11.37
                                                     -------------    ---------    ---------   ---------    ---------   ---------
                                                     -------------    ---------    ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ..........................          21.18%     (19.26)%        0.45%       9.29%     (10.95)%      14.50%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.83%**        1.88%        1.85%       2.05%        2.16%     2.24%**
Net Expenses .....................................         1.83%**        1.88%        1.85%       2.04%        2.15%     2.23%**
Net Investment Loss ..............................       (1.06)%**      (0.66)%      (0.81)%     (0.98)%      (1.51)%   (1.96)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................            690%       1,395%         936%      1,399%       4,850%      4,465%
Net Assets, End of Period (000's omitted) ........         $17,174      $23,127      $29,504     $24,444       $1,741         $24


*   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 11, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

106 & 107 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                            ADVISOR CLASS                           ADVISOR CLASS
                                                     --------------------------                ----------------------
                                                            INTERNET FUND                           INTERNET FUND
                                                     --------------------------                ----------------------
                                                            PERIOD         YEAR                      YEAR      PERIOD
                                                             ENDED        ENDED                     ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,                 MARCH 31,   MARCH 31,
                                                           2003+++         2003                      2002     2001*++
                                                     -------------    ---------                 ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............          $20.05       $30.18                    $41.60     $200.00
                                                     -------------    ---------                 ---------   ---------
Net Investment Loss+ .............................            (.25)        (.40)                     (.64)      (2.80)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            8.09        (9.73)                   (10.78)    (155.60)
                                                     -------------    ---------                 ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            7.84       (10.13)                   (11.42)    (158.40)
DISTRIBUTION TO SHAREHOLDERS .....................              --           --                        --          --
                                                     -------------    ---------                 ---------   ---------
Net Increase (Decrease) in Net Asset Value .......            7.84       (10.13)                   (11.42)    (158.40)
                                                     -------------    ---------                 ---------   ---------
NET ASSET VALUE--END OF PERIOD ...................          $27.89       $20.05                    $30.18      $41.60
                                                     -------------    ---------                 ---------   ---------
                                                     -------------    ---------                 ---------   ---------
TOTAL INVESTMENT RETURN ..........................          39.10%     (33.57)%                  (27.45)%    (79.20)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.82%**        1.82%                     1.74%     2.09%**
Net Expenses .....................................         1.82%**        1.82%                     1.74%     2.08%**
Net Investment Loss ..............................       (1.78)%**      (1.79)%                   (1.68)%   (2.00)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................          1,013%       2,052%                    2,186%      1,937%
Net Assets, End of Period (000's omitted) ........          $4,574         $717                      $396        $201


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 6, 2000.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR PERIOD ENDED MARCH 31, 2001 HAVE BEEN RESTATED TO REFLECT A 1:20 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.
+++ UNAUDITED.

See Notes to Financial Statements.

108 & 109 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                            ADVISOR CLASS                           ADVISOR CLASS
                                                     --------------------------     ----------------------------------------------
                                                            LEISURE FUND                            LEISURE FUND
                                                     --------------------------     ----------------------------------------------
                                                            PERIOD         YEAR          YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED         ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,     MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                           2003+++       2003++        2002++      2001++       2000++     1999*++
                                                     -------------    ---------     ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ............           $17.37       $23.34        $24.93      $32.82       $33.48      $28.05
                                                     -------------    ---------     ---------   ---------    ---------   ---------
Net Investment Loss+ ............................             (.11)        (.39)         (.51)       (.51)        (.42)       (.36)
Net Realized and Unrealized Gains (Losses) on
  Securities ....................................             4.26        (5.58)        (1.08)      (7.38)         .06        5.79
                                                     -------------    ---------     ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .....................             4.15        (5.97)        (1.59)      (7.89)        (.36)       5.43
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gains ....................               --           --            --          --         (.30)         --
                                                     -------------    ---------     ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value ......             4.15        (5.97)        (1.59)      (7.89)        (.66)       5.43
                                                     -------------    ---------     ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ..................           $21.52       $17.37        $23.34      $24.93       $32.82      $33.48
                                                     -------------    ---------     ---------   ---------    ---------   ---------
                                                     -------------    ---------     ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN .........................           23.89%     (25.58)%       (6.38)%    (24.04)%      (1.06)%      19.36%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..................................          1.83%**        1.90%         2.26%       2.08%        2.08%     2.23%**
Net Expenses ....................................          1.83%**        1.90%         2.26%       2.07%        2.08%     2.22%**
Net Investment Loss .............................        (1.08)%**      (1.68)%       (2.05)%     (1.77)%      (1.32)%   (1.95)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ......................           2,351%       3,179%        2,609%      2,756%       5,734%      5,581%
Net Assets, End of Period (000's omitted) .......             $484       $3,592        $9,324     $18,299      $18,559          $8


*   SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 3, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003
+++ UNAUDITED.

See Notes to Financial Statements.

110

--------------------------------------------------------------------------------

                                                       ADVISOR CLASS
                                                 -----------------------
                                                   PRECIOUS METALS FUND
                                                 -----------------------
                                                            PERIOD
                                                             ENDED
                                                     SEPTEMBER 30,
                                                           2003*++
                                                     -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............         $31.68
                                                     -------------
Net Investment Income+ ............................            .03
Net Realized and Unrealized Gains on Securities ...           3.62
                                                     -------------
Net Increase in Net Asset Value Resulting from
  Operations ......................................           3.65
DISTRIBUTION TO SHAREHOLDERS ......................             --
                                                     -------------
Net Increase in Net Asset Value ...................           3.65
                                                     -------------
NET ASSET VALUE--END OF PERIOD ....................         $35.33
                                                     -------------
                                                     -------------
TOTAL INVESTMENT RETURN ...........................         11.52%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................        1.74%**
Net Expenses ......................................        1.74%**
Net Investment Income .............................        0.43%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................           309%
Net Assets, End of Period (000's omitted) .........        $4,811


*   SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 111


--------------------------------------------------------------------------------

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112 & 113 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                           ADVISOR CLASS                          ADVISOR CLASS
                                                     --------------------------    ----------------------------------------------
                                                           RETAILING FUND                         RETAILING FUND
                                                     --------------------------    ----------------------------------------------
                                                            PERIOD         YEAR         YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED        ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                            2003++         2003         2002        2001         2000       1999*
                                                     -------------    ---------    ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............           $7.85       $10.94       $10.17      $13.18       $13.50      $10.01
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Investment Loss+ .............................            (.06)        (.12)        (.15)       (.16)        (.33)       (.15)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            2.25        (2.97)         .92       (2.85)         .12        3.64
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            2.19        (3.09)         .77       (3.01)        (.21)       3.49
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gains .....................              --           --           --          --         (.11)         --
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value .......            2.19        (3.09)         .77       (3.01)        (.32)       3.49
                                                     -------------    ---------    ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ...................          $10.04        $7.85       $10.94      $10.17       $13.18      $13.50
                                                     -------------    ---------    ---------   ---------    ---------   ---------
                                                     -------------    ---------    ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ..........................          27.90%     (28.24)%        7.57%    (22.84)%      (1.52)%      34.87%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.83%**        1.88%        1.95%       2.10%        2.10%     1.95%**
Net Expenses .....................................         1.83%**        1.88%        1.95%       2.09%        2.09%     1.94%**
Net Investment Loss ..............................       (1.26)%**      (1.35)%      (1.40)%     (1.49)%      (2.69)%   (1.37)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................          1,225%       3,788%       2,030%      3,062%       2,537%      3,243%
Net Assets, End of Period (000's omitted) ........          $9,979      $14,965      $37,690     $11,286      $91,740        $337


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 21, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

114 & 115 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                            ADVISOR CLASS                          ADVISOR CLASS
                                                     --------------------------    ----------------------------------------------
                                                           TECHNOLOGY FUND                        TECHNOLOGY FUND
                                                     --------------------------    ----------------------------------------------
                                                            PERIOD         YEAR         YEAR        YEAR         YEAR      PERIOD
                                                             ENDED        ENDED        ENDED       ENDED        ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                            2003++         2003         2002        2001         2000       1999*
                                                     -------------    ---------    ---------   ---------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............           $6.97       $10.77       $12.49      $31.20       $16.90      $10.84
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Investment Loss+ .............................            (.07)        (.12)        (.20)       (.31)        (.37)       (.20)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................            2.97        (3.68)       (1.52)     (18.40)       14.67        6.26
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................            2.90        (3.80)       (1.72)     (18.71)       14.30        6.06
DISTRIBUTION TO SHAREHOLDERS .....................              --           --           --          --           --          --
                                                     -------------    ---------    ---------   ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value .......            2.90        (3.80)       (1.72)     (18.71)       14.30        6.06
                                                     -------------    ---------    ---------   ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD ...................           $9.87        $6.97       $10.77      $12.49       $31.20      $16.90
                                                     -------------    ---------    ---------   ---------    ---------   ---------
                                                     -------------    ---------    ---------   ---------    ---------   ---------
TOTAL INVESTMENT RETURN ..........................          41.61%     (35.28)%     (13.77)%    (59.97)%       84.62%      55.90%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................         1.83%**        1.88%        1.93%       1.81%        1.89%     2.18%**
Net Expenses .....................................         1.83%**        1.88%        1.93%       1.81%        1.89%     2.17%**
Net Investment Loss ..............................       (1.60)%**      (1.62)%      (1.69)%     (1.48)%      (1.60)%   (1.78)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................          1,062%       1,938%       1,017%      2,202%       4,929%      4,598%
Net Assets, End of Period (000's omitted) ........         $24,385      $16,717      $25,769     $20,450      $32,537      $2,269


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 29, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

116 & 117 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                           ADVISOR CLASS                            ADVISOR CLASS
                                                    ---------------------------      -----------------------------------------------
                                                      TELECOMMUNICATIONS FUND                  TELECOMMUNICATIONS FUND
                                                    ---------------------------      -----------------------------------------------
                                                            PERIOD         YEAR           YEAR        YEAR         YEAR       PERIOD
                                                             ENDED        ENDED          ENDED       ENDED        ENDED        ENDED
                                                     SEPTEMBER 30,    MARCH 31,      MARCH 31,   MARCH 31,    MARCH 31,    MARCH 31,
                                                           2003+++       2003++         2002++      2001++       2000++      1999*++
                                                    --------------    ---------      ---------   ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ............            $9.81       $14.76         $23.58      $60.39       $38.73      $30.00
                                                    --------------    ---------      ---------   ---------    ---------    ---------
Net Investment Loss+ ............................             (.02)        (.09)          (.06)       (.54)        (.57)       (.09)
Net Realized and Unrealized Gains (Losses) on
  Securities ....................................             2.67        (4.86)         (8.67)     (36.27)       22.26        8.82
                                                    --------------    ---------      ---------   ---------    ---------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .....................             2.65        (4.95)         (8.73)     (36.81)       21.69        8.73
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gains ....................               --           --           (.09)         --         (.03)         --
                                                    --------------    ---------      ---------   ---------    ---------    ---------
Net Increase (Decrease) in Net Asset Value ......             2.65        (4.95)         (8.82)     (36.81)       21.66        8.73
                                                    --------------    ---------      ---------   ---------    ---------    ---------
NET ASSET VALUE--END OF PERIOD ..................           $12.46        $9.81         $14.76      $23.58       $60.39      $38.73
                                                    --------------    ---------      ---------   ---------    ---------    ---------
                                                    --------------    ---------      ---------   ---------    ---------    ---------
TOTAL INVESTMENT RETURN .........................           27.01%     (33.54)%       (37.16)%    (60.95)%       55.98%      29.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..................................          1.81%**        1.86%          1.87%       1.87%        2.05%     2.35%**
Net Expenses ....................................          1.81%**        1.86%          1.87%       1.86%        2.05%     2.34%**
Net Investment Loss .............................        (0.41)%**      (0.68)%        (0.29)%     (1.24)%      (1.14)%   (0.27)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ......................           1,142%       2,431%         1,192%      1,273%       1,555%      2,788%
Net Assets, End of Period (000's omitted) .......             $809         $898           $931     $19,154       $3,449      $1,929


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003
+++ UNAUDITED.

See Notes to Financial Statements.

118 & 119 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                           ADVISOR CLASS                           ADVISOR CLASS
                                                    ---------------------------    -----------------------------------------------
                                                        TRANSPORTATION FUND                     TRANSPORTATION FUND
                                                    ---------------------------    -----------------------------------------------
                                                           PERIOD          YEAR         YEAR         YEAR        YEAR       PERIOD
                                                            ENDED         ENDED        ENDED        ENDED       ENDED        ENDED
                                                    SEPTEMBER 30,     MARCH 31,    MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,
                                                          2003+++        2003++       2002++       2001++      2000++      1999*++
                                                    -------------     ---------    ---------    ---------   ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............         $14.40       $19.98        $18.57      $18.48       $23.85      $27.78
                                                    -------------     ---------    ---------    ---------   ---------    ---------
Net Investment Loss+ .............................           (.07)        (.15)         (.21)       (.03)          --        (.30)
Net Realized and Unrealized Gains (Losses) on
  Securities .....................................           2.96        (5.43)         1.62         .12       (5.37)       (3.63)
                                                    -------------     ---------    ---------    ---------   ---------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................           2.89        (5.58)         1.41         .09        (5.37)      (3.93)
DISTRIBUTION TO SHAREHOLDERS .....................             --           --            --          --           --          --
                                                    -------------     ---------    ---------    ---------   ---------    ---------
Net Increase (Decrease) in Net Asset Value .......           2.89        (5.58)         1.41         .09        (5.37)      (3.93)
                                                    -------------     ---------    ---------    ---------   ---------    ---------
NET ASSET VALUE--END OF PERIOD ...................         $17.29       $14.40        $19.98      $18.57       $18.48      $23.85
                                                    -------------     ---------    ---------    ---------   ---------    ---------
                                                    -------------     ---------    ---------    ---------   ---------    ---------
TOTAL INVESTMENT RETURN ..........................         20.07%     (27.93)%         7.59%       0.49%     (22.52)%    (14.15)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................        1.83%**        1.92%         2.23%       2.08%        1.34%     2.08%**
Net Expenses .....................................        1.83%**        1.92%         2.23%       2.08%        1.33%     2.07%**
Net Investment Loss ..............................      (0.83)%**      (0.94)%       (1.16)%     (0.16)%      (0.08)%   (1.38)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................         1,091%       2,786%        1,704%      1,293%       1,970%      7,583%
Net Assets, End of Period (000's omitted) ........         $5,802       $3,561       $23,807        $233      $87,189          $4



*   SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 9,1998.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003
+++ UNAUDITED.

See Notes to Financial Statements.

120 & 121 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                            ADVISOR CLASS                           ADVISOR CLASS
                                                     --------------------------                 ----------------------
                                                           UTILITIES FUND                           UTILITIES FUND
                                                     --------------------------                 ----------------------
                                                            PERIOD         YEAR                      YEAR       PERIOD
                                                             ENDED        ENDED                     ENDED        ENDED
                                                     SEPTEMBER 30,    MARCH 31,                 MARCH 31,    MARCH 31,
                                                           2003+++       2003++                    2002++      2001*++
                                                     -------------    ---------                 ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............         $16.11       $25.23                    $35.43      $30.00
                                                     -------------    ---------                 ---------    ---------
Net Investment Income+ ............................            .18          .33                       .36         .36
Net Realized and Unrealized Gains (Losses) on
  Securities ......................................           3.04        (8.91)                    (9.00)        5.07
                                                     -------------    ---------                 ---------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................           3.22        (8.58)                    (8.64)       5.43
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ...........................             --         (.54)                    (1.56)         --
                                                     -------------    ---------                 ---------    ---------
Net Increase (Decrease) in Net Asset Value ........           3.22        (9.12)                   (10.20)       5.43
                                                     -------------    ---------                 ---------    ---------
NET ASSET VALUE--END OF PERIOD ....................         $19.33       $16.11                    $25.23      $35.43
                                                     -------------    ---------                 ---------    ---------
                                                     -------------    ---------                 ---------    ---------
TOTAL INVESTMENT RETURN ...........................         19.99%     (34.07)%                  (24.47)%      18.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................        1.82%**        1.89%                     1.85%     2.09%**
Net Expenses ......................................        1.82%**        1.89%                     1.85%     2.08%**
Net Investment Income .............................        1.96%**        1.74%                     1.15%     1.03%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................           714%       3,158%                    2,418%      1,591%
Net Assets, End of Period (000's omitted) .........         $8,694       $2,239                    $6,053     $14,360


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 3, 2000.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003
+++ UNAUDITED.

See Notes to Financial Statements.

122 & 123  SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                         C CLASS                                              C CLASS
                                           -------------------------------------------------   ------------------------------------
                                                       BANKING FUND             BANKING FUND           BASIC MATERIALS FUND
                                           ------------------------------------------------    ------------------------------------
                                                  PERIOD       YEAR       YEAR       PERIOD           PERIOD        YEAR     PERIOD
                                                   ENDED      ENDED      ENDED        ENDED            ENDED       ENDED      ENDED
                                           SEPTEMBER 30,  MARCH 31,  MARCH 31,    MARCH 31,    SEPTEMBER 30,   MARCH 31,  MARCH 31,
                                                 2003+++       2003       2002        2001*          2003+++      2003++    2002*++
                                           -------------  ---------  ---------    ---------    -------------   ---------  ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ....          $7.12      $8.54      $8.27        $8.27           $16.86      $24.03     $23.13
                                           -------------  ---------  ---------    ---------    -------------   ---------  ---------
Net Investment Income (Loss)+ ...........            .05        .02        .03           --             (.02)       (.06)      (.03)
Net Realized and Unrealized Gains (Losses)
  on Securities .........................           1.34      (1.23)       .53           --             3.53       (7.08)      1.20
                                           -------------  ---------  ---------    ---------    -------------   ---------  ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .............           1.39      (1.21)       .56           --             3.51       (7.14)      1.17
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income .................             --       (.21)      (.29)          --               --        (.03)      (.27)
                                           -------------  ---------  ---------    ---------    -------------   ---------  ---------
Net Increase (Decrease) in Net Asset Value          1.39      (1.42)       .27           --             3.51       (7.17)       .90
                                           -------------  ---------  ---------    ---------    -------------   ---------  ---------
NET ASSET VALUE--END OF PERIOD ..........          $8.51      $7.12      $8.54        $8.27           $20.37      $16.86     $24.03
                                           -------------  ---------  ---------    ---------    -------------   ---------  ---------
                                           -------------  ---------  ---------    ---------    -------------   ---------  ---------
TOTAL INVESTMENT RETURN .................         19.52%   (14.35)%      7.19%        0.00%           20.82%    (29.72)%      5.10%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..........................        2.33%**      2.38%      2.40%      0.00%**          2.34%**       2.39%    2.60%**
Net Expenses ............................        2.33%**      2.38%      2.40%      0.00%**          2.34%**       2.39%    2.60%**
Net Investment Income (Loss) ............        1.23%**      0.23%      0.42%      0.00%**        (0.21)%**     (0.23)%  (0.13)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..............         1,133%     1,495%     1,292%       1,394%           1,048%      1,943%     1,523%
Net Assets, End of Period (000's omitted)           $203        $76        $15          $14             $559        $294       $525


* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001--BANKING FUND; MAY 3, 2001--BASIC MATERIALS FUND.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003
+++ UNAUDITED.

See Notes to Financial Statements.

124 & 125 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                         C CLASS
                                           ------------------------------------
                                                    BIOTECHNOLOGY FUND
                                           ------------------------------------
                                                  PERIOD       YEAR       YEAR
                                                   ENDED      ENDED      ENDED
                                           SEPTEMBER 30,  MARCH 31,  MARCH 31,
                                                 2003+++       2003       2002
                                           -------------  ---------  ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ....         $13.47     $20.66     $21.66
                                           -------------  ---------  ---------
Net Investment Loss+ ....................           (.19)      (.33)      (.54)
Net Realized and Unrealized Gains (Losses)
  on Securities .........................           4.99      (6.86)      (.46)
                                           -------------  ---------  ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .............           4.80      (7.19)     (1.00)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income .................             --         --         --
                                           -------------  ---------  ---------
Net Increase (Decrease) in Net Asset Value          4.80      (7.19)     (1.00)
                                           -------------  ---------  ---------
NET ASSET VALUE--END OF PERIOD ..........         $18.27     $13.47     $20.66
                                           -------------  ---------  ---------
                                           -------------  ---------  ---------
TOTAL INVESTMENT RETURN .................         35.63%   (34.80)%    (4.62)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..........................        2.33%**      2.38%      2.38%
Net Expenses ............................        2.33%**      2.38%      2.38%
Net Investment Loss .....................      (2.27)%**    (2.30)%    (2.36)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..............           311%       477%       390%
Net Assets, End of Period (000's omitted)         $2,090     $1,667       $967



                                                                     C CLASS
                                           -------------------------------------------------------
                                           BIOTECHNOLOGY FUND       CONSUMER PRODUCTS FUND
                                           ------------------ ------------------------------------
                                                       PERIOD        PERIOD        YEAR     PERIOD
                                                        ENDED         ENDED       ENDED      ENDED
                                                    MARCH 31, SEPTEMBER 30,   MARCH 31,  MARCH 31,
                                                        2001*       2003+++      2003++    2002*++
                                                    --------- -------------   ---------  ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ....              $21.66        $20.52      $24.93     $21.81
                                                    --------- -------------   ---------  ---------
Net Investment Loss+ ....................                  --          (.09)       (.09)      (.03)
Net Realized and Unrealized Gains (Losses)
  on Securities .........................                  --          3.81       (4.20)      3.21
                                                    --------- -------------   ---------  ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .............                  --          3.72       (4.29)      3.18
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income .................                  --            --        (.12)      (.06)
                                                    --------- -------------   ---------  ---------
Net Increase (Decrease) in Net Asset Value                 --          3.72       (4.41)      3.12
                                                    --------- -------------   ---------  ---------
NET ASSET VALUE--END OF PERIOD ..........              $21.66        $24.24      $20.52     $24.93
                                                    --------- -------------   ---------  ---------
                                                    --------- -------------   ---------  ---------
TOTAL INVESTMENT RETURN .................               0.00%        18.13%    (17.20)%     14.57%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..........................             0.00%**       2.33%**       2.39%    2.57%**
Net Expenses ............................             0.00%**       2.33%**       2.39%    2.57%**
Net Investment Loss .....................             0.00%**     (0.75)%**     (0.35)%  (0.19)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..............                305%          464%      1,205%       890%
Net Assets, End of Period (000's omitted)                  $3          $273        $196       $501



* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001--BIOTECHNOLOGY FUND; JULY 24, 2001--CONSUMER PRODUCTS FUND.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003
+++ UNAUDITED.

See Notes to Financial Statements.

126 & 127 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                             C CLASS
                                                      ------------------------
                                                          ELECTRONICS FUND
                                                      ------------------------
                                                             PERIOD       YEAR
                                                              ENDED      ENDED
                                                      SEPTEMBER 30,  MARCH 31,
                                                             2003++       2003
                                                      -------------  ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...............          $7.91     $16.82
                                                      -------------  ---------
Net Investment Loss+ ...............................           (.12)      (.22)
Net Realized and Unrealized Gains (Losses)
  on Securities ....................................           3.85      (8.69)
                                                      -------------  ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ........................           3.73      (8.91)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ............................             --         --
                                                      -------------  ---------
Net Increase (Decrease) in Net Asset Value .........           3.73      (8.91)
                                                      -------------  ---------
NET ASSET VALUE--END OF PERIOD .....................         $11.64      $7.91
                                                      -------------  ---------
                                                      -------------  ---------
TOTAL INVESTMENT RETURN ............................         47.16%   (52.97)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .....................................        2.33%**      2.39%
Net Expenses .......................................        2.33%**      2.39%
Net Investment Loss ................................      (2.17)%**    (2.21)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .........................           857%     2,413%
Net Assets, End of Period (000's omitted) ..........         $1,075       $940



                                                                            C CLASS
                                                      ----------------------------------------------------------
                                                       ELECTRONICS FUND                ENERGY FUND
                                                      -------------------- -------------------------------------
                                                           YEAR     PERIOD        PERIOD         YEAR     PERIOD
                                                          ENDED      ENDED         ENDED        ENDED      ENDED
                                                      MARCH 31,  MARCH 31, SEPTEMBER 30,    MARCH 31,  MARCH 31,
                                                           2002      2001*        2003++         2003      2002*
                                                      ---------  --------- -------------    ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...............     $16.54     $18.72         $8.63       $11.14     $11.87
                                                      ---------  --------- -------------    ---------  ---------
Net Investment Loss+ ...............................       (.37)      (.01)           --         (.07)      (.09)
Net Realized and Unrealized Gains (Losses)
  on Securities ....................................        .65      (2.17)          .83        (2.43)      (.54)
                                                      ---------  --------- -------------    ---------  ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ........................        .28      (2.18)          .83        (2.50)      (.63)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ............................         --         --            --         (.01)      (.10)
                                                      ---------  --------- -------------    ---------  ---------
Net Increase (Decrease) in Net Asset Value .........        .28      (2.18)          .83        (2.51)      (.73)
                                                      ---------  --------- -------------    ---------  ---------
NET ASSET VALUE--END OF PERIOD .....................     $16.82     $16.54         $9.46        $8.63     $11.14
                                                      ---------  --------- -------------    ---------  ---------
                                                      ---------  --------- -------------    ---------  ---------
TOTAL INVESTMENT RETURN ............................      1.69%   (11.65)%         9.62%     (22.48)%    (5.22)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .....................................      2.49%    2.11%**       2.32%**        2.38%    2.51%**
Net Expenses .......................................      2.49%    1.82%**       2.32%**        2.38%    2.51%**
Net Investment Loss ................................    (2.27)%  (1.76)%**       0.00%**      (0.81)%  (0.92)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .........................     1,279%       705%          929%       1,362%     1,502%
Net Assets, End of Period (000's omitted) ..........       $388         $2        $1,360       $1,471       $392


* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 26, 2001--ELECTRONICS FUND; APRIL 19, 2001--ENERGY FUND.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

128 & 129 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                       C CLASS                                      C CLASS
                                           --------------------------------------------------- ------------------------------------
                                                                                    ENERGY
                                                 ENERGY SERVICES FUND            SERVICES FUND       FINANCIAL SERVICES FUND
                                           --------------------------------------------------- ------------------------------------
                                                  PERIOD        YEAR       YEAR         PERIOD        PERIOD        YEAR     PERIOD
                                                   ENDED       ENDED      ENDED          ENDED         ENDED       ENDED      ENDED
                                           SEPTEMBER 30,   MARCH 31,  MARCH 31,      MARCH 31, SEPTEMBER 30,   MARCH 31,  MARCH 31,
                                                 2003+++      2003++     2002++        2001*++       2003+++        2003      2002*
                                           -------------   ---------  ---------      --------- -------------   ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ....         $17.04     $22.23     $27.30          $27.30         $7.57      $10.14     $10.46
                                           -------------   ---------  ---------      --------- -------------   ---------  ---------
Net Investment Loss+ ....................           (.16)      (.30)      (.30)             --            --        (.02)      (.05)
Net Realized and Unrealized Gains (Losses)
  on Securities .........................            .45      (4.89)     (4.77)             --          1.66       (2.53)      (.17)
                                           -------------   ---------  ---------      --------- -------------   ---------  ---------
Net Incease (Decrease) in Net Asset Value
  Resulting from Operations .............            .29      (5.19)     (5.07)             --          1.66       (2.55)      (.22)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income .................             --         --         --              --            --        (.02)      (.10)
                                           -------------   ---------  ---------      --------- -------------   ---------  ---------
Net (Increase) Decrease in Net Asset Value           .29      (5.19)     (5.07)             --          1.66      (2.57)       (.32)
                                           -------------   ---------  ---------      --------- -------------   ---------  ---------
NET ASSET VALUE--END OF PERIOD ..........         $17.33     $17.04     $22.23          $27.30         $9.23       $7.57     $10.14
                                           -------------   ---------  ---------      --------- -------------   ---------  ---------
                                           -------------   ---------  ---------      --------- -------------   ---------  ---------
TOTAL INVESTMENT RETURN .................          1.70%   (23.35)%   (18.57)%           0.00%        21.93%    (25.19)%    (2.02)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..........................        2.35%**      2.39%      2.57%         0.00%**       2.33%**       2.37%    2.52%**
Net Expenses ............................        2.35%**      2.39%      2.57%         0.00%**       2.33%**       2.37%    2.52%**
Net Investment Loss .....................      (1.76)%**    (1.60)%    (1.60)%         0.00%**     (0.05)%**     (0.19)%  (0.50)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..............         1,191%       971%       949%            944%          845%      2,336%     1,110%
Net Assets, End of Period (000's omitted)         $1,409       $651       $697              $3          $782        $222       $526


* SINCE THE COMMENCEMENT OF OPERATIONS:MARCH 30, 2001--ENERGY SERVICES FUND; APRIL 19, 2001--FINANCIAL SERVICES FUND.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003
+++ UNAUDITED.

See Notes to Financial Statements.

130 & 131 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                         C CLASS
                                           -----------------------------------
                                                     HEALTH CARE FUND
                                           -----------------------------------
                                                  PERIOD       YEAR       YEAR
                                                   ENDED      ENDED      ENDED
                                           SEPTEMBER 30,  MARCH 31,  MARCH 31,
                                                  2003++       2003       2002
                                           -------------  ---------  ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ....          $9.03     $11.25     $11.25
                                           -------------  ---------  ---------
Net Investment Loss+ ....................           (.09)      (.12)      (.18)
Net Realized and Unrealized Gains (Losses)
  on Securities .........................           1.96      (2.10)       .18
                                           -------------  ---------  ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .............           1.87      (2.22)        --
DISTRIBUTION TO SHAREHOLDERS ............             --         --         --
                                           -------------  ---------  ---------
Net Increase (Decrease) in Net Asset Value          1.87      (2.22)        --
                                           -------------  ---------  ---------
NET ASSET VALUE--END OF PERIOD ..........         $10.90      $9.03     $11.25
                                           -------------  ---------  ---------
                                           -------------  ---------  ---------
TOTAL INVESTMENT RETURN .................         20.71%   (19.73)%      0.00%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..........................        2.34%**      2.37%      2.54%
Net Expenses ............................        2.34%**      2.37%      2.54%
Net Investment Loss .....................      (1.65)%**    (1.30)%    (1.59)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..............           690%     1,395%       936%
Net Assets, End of Period (000's omitted)         $1,340       $421     $1,085


                                                                   C CLASS
                                           -----------------------------------------------------
                                           HEALTH CARE FUND            INTERNET FUND
                                           ---------------- ------------------------------------
                                                     PERIOD        PERIOD        YEAR     PERIOD
                                                      ENDED         ENDED       ENDED      ENDED
                                                  MARCH 31, SEPTEMBER 30,   MARCH 31,  MARCH 31,
                                                      2001*        2003++        2003      2002*
                                                  --------- -------------   ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ....            $11.25        $20.04      $30.28     $53.40
                                                  --------- -------------   ---------  ---------
Net Investment Loss+ ....................                --          (.30)       (.50)      (.78)
Net Realized and Unrealized Gains (Losses)
  on Securities .........................                --          8.06       (9.74)    (22.34)
                                                  --------- -------------   ---------  ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .............                --          7.76      (10.24)    (23.12)
DISTRIBUTION TO SHAREHOLDERS ............                --            --          --         --
                                                  --------- -------------   ---------  ---------
Net Increase (Decrease) in Net Asset Value               --          7.76     (10.24)     (23.12)
                                                  --------- -------------   ---------  ---------
NET ASSET VALUE--END OF PERIOD ..........            $11.25        $27.80      $20.04     $30.28
                                                  --------- -------------   ---------  ---------
                                                  --------- -------------   ---------  ---------
TOTAL INVESTMENT RETURN .................             0.00%        38.72%    (33.82)%   (43.30)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..........................           0.00%**       2.33%**       2.37%    2.36%**
Net Expenses ............................           0.00%**       2.33%**       2.37%    2.36%**
Net Investment Loss .....................           0.00%**     (2.26)%**     (2.34)%  (2.33)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..............            1,399%        1,013%      2,052%     2,186%
Net Assets, End of Period (000's omitted)                $3          $444        $234       $149

* SINCE THE COMMENCEMENT OF OPERATIONS:MARCH 30, 2001--HEALTH CARE FUND; APRIL 19, 2001--INTERNET FUND.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

132 & 133 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                               C CLASS                                 C CLASS
                                                      --------------------------------------- -------------------------------------
                                                             LEISURE FUND        LEISURE FUND         PRECIOUS METALS FUND
                                                      --------------------------------------- -------------------------------------
                                                             PERIOD        YEAR        PERIOD        PERIOD         YEAR     PERIOD
                                                              ENDED       ENDED         ENDED         ENDED        ENDED      ENDED
                                                      SEPTEMBER 30,   MARCH 31,     MARCH 31, SEPTEMBER 30,    MARCH 31,  MARCH 31,
                                                            2003+++      2003++       2002*++       2003+++         2003      2002*
                                                      -------------   ---------     --------- -------------    ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...............         $17.61     $23.79         $29.01        $26.35       $27.72     $20.41
                                                      -------------   ---------     --------- -------------    ---------  ---------
Net Investment Loss+ ...............................           (.18)      (.36)          (.45)         (.13)        (.27)      (.26)
Net Realized and Unrealized Gains (Losses)
  on Securities ....................................           4.31      (5.82)         (4.77)         8.39        (1.10)      7.71
                                                      -------------   ---------     --------- -------------    ---------  ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ........................           4.13      (6.18)         (5.22)         8.26        (1.37)      7.45
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ............................             --         --             --            --           --       (.14)
                                                      -------------   ---------     --------- -------------    ---------  ---------
Net Increase (Decrease) in Net Asset Value .........           4.13      (6.18)         (5.22)         8.26        (1.37)      7.31
                                                      -------------   ---------     --------- -------------    ---------  ---------
NET ASSET VALUE--END OF PERIOD .....................         $21.74     $17.61         $23.79        $34.61       $26.35     $27.72
                                                      -------------   ---------     --------- -------------    ---------  ---------
                                                      -------------   ---------     --------- -------------    ---------  ---------
TOTAL INVESTMENT RETURN ............................         23.45%   (25.98)%       (17.99)%        31.35%      (4.94)%     36.75%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .....................................        2.33%**      2.39%        2.53%**       2.24%**        2.27%    2.38%**
Net Expenses .......................................        2.33%**      2.39%        2.53%**       2.24%**        2.27%    2.38%**
Net Investment Loss ................................      (1.75)%**    (1.70)%      (2.14)%**     (0.83)%**      (0.94)%  (1.23)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .........................         2,351%     3,179%         2,609%          309%         744%       839%
Net Assets, End of Period (000's omitted) ..........           $149        $36            $87        $8,008       $2,150       $910


* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 27, 2001--PRECIOUS METALS FUND; MAY 3, 2001--LEISURE FUND.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003
+++ UNAUDITED.

See Notes to Financial Statements.

134 & 135 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                             C CLASS                                 C CLASS
                                                     ---------------------------------------- ------------------------------------
                                                          RETAILING FUND       RETAILING FUND           TECHNOLOGY FUND
                                                     ---------------------------------------- ------------------------------------
                                                            PERIOD       YEAR          PERIOD        PERIOD        YEAR     PERIOD
                                                             ENDED      ENDED           ENDED         ENDED       ENDED      ENDED
                                                     SEPTEMBER 30,  MARCH 31,        MARCH 31 SEPTEMBER 30,   MARCH 31,  MARCH 31,
                                                            2003++       2003           2002*        2003++        2003      2002*
                                                     -------------  ---------        -------- -------------   ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............          $7.81     $11.02          $10.68         $7.00      $10.90      $14.82
                                                     -------------  ---------        -------- -------------   ---------  ---------
Net Investment Loss+ ..............................           (.08)      (.20)           (.20)         (.11)       (.18)       (.25)
Net Realized and Unrealized Gains (Losses)
  on Securities ...................................           2.23      (3.01)            .54          2.96       (3.72)      (3.67)
                                                     -------------  ---------        -------- -------------   ---------  ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................           2.15      (3.21)            .34          2.85       (3.90)      (3.92)
DISTRIBUTION TO SHAREHOLDERS ......................             --         --              --            --          --         --
                                                     -------------  ---------        -------- -------------   ---------  ---------
Net Increase (Decrease) in Net Asset Value ........           2.15      (3.21)            .34          2.85       (3.90)      (3.92)
                                                     -------------  ---------        -------- -------------   ---------  ---------
NET ASSET VALUE--END OF PERIOD ....................          $9.96      $7.81          $11.02         $9.85       $7.00      $10.90
                                                     -------------  ---------        -------- -------------   ---------  ---------
                                                     -------------  ---------        -------- -------------   ---------  ---------
TOTAL INVESTMENT RETURN ...........................         27.53%   (29.13)%           3.18%        40.71%    (35.78)%    (26.45)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................        2.33%**      2.32%         2.70%**       2.34%**       2.37%     2.43%**
Net Expenses ......................................        2.33%**      2.32%         2.70%**       2.34%**       2.37%     2.43%**
Net Investment Loss ...............................      (1.71)%**    (1.89)%       (2.13)%**     (2.11)%**     (2.07)%   (2.22)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................         1,225%     3,788%          2,030%        1,062%      1,938%      1,017%
Net Assets, End of Period (000's omitted) .........           $359        $85          $1,028        $1,144        $434        $424


* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 18, 2001--TECHNOLOGY FUND; MAY 9, 2001--RETAILING FUND.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++  UNAUDITED.

See Notes to Financial Statements.

136 & 137 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                            C CLASS
                                                     --------------------------
                                                     TELECOMMUNICATIONS FUND
                                                     --------------------------
                                                            PERIOD        YEAR
                                                             ENDED       ENDED
                                                     SEPTEMBER 30,   MARCH 31,
                                                           2003+++      2003++
                                                     -------------   ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............          $9.84      $14.97
                                                     -------------   ---------
Net Investment Loss+ ..............................           (.06)       (.09)
Net Realized and Unrealized Gains (Losses)
  on Securities ...................................           2.70       (5.04)
                                                     -------------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................           2.64       (5.13)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gain .......................             --          --
                                                     -------------   ---------
Net Increase (Decrease) in Net Asset Value ........           2.64       (5.13)
                                                     -------------   ---------
NET ASSET VALUE--END OF PERIOD ....................         $12.48       $9.84
                                                     -------------   ---------
                                                     -------------   ---------
TOTAL INVESTMENT RETURN ...........................         26.83%    (34.27)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................        2.33%**       2.41%
Net Expenses ......................................        2.33%**       2.41%
Net Investment Loss ...............................      (0.95)%**     (0.71)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................         1,142%      2,431%
Net Assets, End of Period (000's omitted) .........         $1,178        $774


                                                                              C CLASS
                                                     ---------------------------------------------------------------
                                                     TELECOMMUNICATIONS FUND           TRANSPORTATION FUND
                                                     ----------------------- ---------------------------------------
                                                                      PERIOD        PERIOD           YEAR     PERIOD
                                                                       ENDED         ENDED          ENDED      ENDED
                                                                   MARCH 31, SEPTEMBER 30,      MARCH 31,  MARCH 31,
                                                                     2002*++       2003+++         2003++    2002*++
                                                                   --------- -------------      ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............                   $26.91        $14.85         $20.73     $20.04
                                                                   --------- -------------      ---------  ---------
Net Investment Loss+ ..............................                     (.24)         (.13)          (.27)      (.24)
Net Realized and Unrealized Gains (Losses)
  on Securities ...................................                   (11.61)         3.08          (5.61)       .93
                                                                   --------- -------------      ---------  ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .......................                   (11.85)         2.95          (5.88)       .69
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Realized Capital Gain .......................                     (.09)           --             --         --
                                                                   --------- -------------      ---------  ---------
Net Increase (Decrease) in Net Asset Value ........                   (11.94)         2.95          (5.88)       .69
                                                                   --------- -------------      ---------  ---------
NET ASSET VALUE--END OF PERIOD ....................                   $14.97        $17.80         $14.85     $20.73
                                                                   --------- -------------      ---------  ---------
                                                                   --------- -------------      ---------  ---------
TOTAL INVESTMENT RETURN ...........................                 (44.16)%        19.87%       (28.36)%      3.44%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ....................................                  2.43%**       2.33%**          2.36%    2.59%**
Net Expenses ......................................                  2.43%**       2.33%**          2.36%    2.59%**
Net Investment Loss ...............................                (1.25)%**     (1.49)%**        (1.51)%  (1.35)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................                   1,192%        1,091%         2,786%     1,704%
Net Assets, End of Period (000's omitted) .........                      $19          $220           $514       $654


* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 18, 2001--TELECOMMUNICATIONS FUND; MAY 14, 2001--TRANSPORTATION FUND.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003
+++ UNAUDITED.

See Notes to Financial Statements.

138 & 139 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                C CLASS                                C CLASS
                                                      -------------------------                     ---------------
                                                             UTILITIES FUND                         UTILITIES FUND
                                                      -------------------------                     ---------------
                                                             PERIOD        YEAR                           PERIOD
                                                              ENDED       ENDED                            ENDED
                                                      SEPTEMBER 30,   MARCH 31,                        MARCH 31,
                                                            2003+++      2003++                          2002*++
                                                      -------------   ---------                        ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...............         $15.93     $25.08                           $37.98
                                                      -------------   ---------                        ---------
Net Investment Income (Loss)+ ......................            .15        .30                             (.12)
Net Realized and Unrealized Gains (Losses)
  on Securities ....................................           2.99      (8.91)                          (11.22)
                                                      -------------   ---------                        ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ........................           3.14      (8.61)                          (11.34)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ............................             --       (.54)                           (1.56)
                                                      -------------   ---------                        ---------
Net Increase (Decrease) in Net Asset Value .........           3.14      (9.15)                          (12.90)
                                                      -------------   ---------                        ---------
NET ASSET VALUE--END OF PERIOD .....................         $19.07     $15.93                           $25.08
                                                      -------------   ---------                        ---------
                                                      -------------   ---------                        ---------
TOTAL INVESTMENT RETURN ............................         19.71%   (34.40)%                          (29.95)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .....................................        2.34%**      2.42%                           2.76%**
Net Expenses .......................................        2.34%**      2.42%                           2.76%**
Net Investment Income (Loss) .......................        1.63%**      1.56%                         (0.48)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .........................           714%     3,158%                            2,418%
Net Assets, End of Period (000's omitted) ..........         $8,528       $939                              $192


*   SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 27, 2001--UTILITIES FUND.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003
+++ UNAUDITED.

See Notes to Financial Statements.

140

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Rydex Series Funds (the "Trust") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a nondiversified, open-ended investment company, and are authorized to issue an unlimited number of shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, H Class Shares, C Class Shares, and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. C Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if shares are redeemed within 12 months of purchase. At September 30, 2003, the Trust consisted of thirty-four separate series: fourteen Benchmark Funds, one Money Market Fund, seventeen Sector Funds, and two Strategic Funds. This report covers the seventeen Sector Funds (the "Sector Funds"), while the Money Market and Benchmark Funds and the Strategic Funds are contained in separate reports. At September 30, 2003, none of the Sector Funds have issued H Class or Institutional Class Shares.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

 A. Equity securities listed on an exchange (New York Stock Exchange or American Stock Exchange) are valued at the last quoted sales price as of close of business on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price as of 4:00 p.m. on the valuation date. Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor

                                                          SEMI-ANNUAL REPORT 141

--------------------------------------------------------------------------------

Class Shares and H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net assets value of each Fund included in the Trust.

D. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options.

E. Each Sector Fund seeks capital appreciation and invests substantially all of its assets in equity securities of companies involved in its sector. The Funds may also purchase American Depository Receipts ("ADRs") and U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions. The risks inherent in the use of futures, options and swaps agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

F. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, (the "Advisor"), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Sector Funds, except the Precious Metals Fund, which is 0.75% of the average daily net assets. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Sector Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Sector Funds.

142

--------------------------------------------------------------------------------

Certain officers and trustees of the Trust are also officers and directors of Rydex Fund Services, Inc.

The Trust has adopted a Distribution Plan and Shareholder Services Plan applicable to its Advisor Class Shares and a Distribution Plan applicable to the H Class Shares, for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. If a Service Provider provides shareholder services, the Distributor will receive fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C Class Shares average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing on-going services to you. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. The annual 0.75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees. Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

3.   FEDERAL INCOME TAX INFORMATION

The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts (e.g. financial futures contracts). These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

                                                          SEMI-ANNUAL REPORT 143

--------------------------------------------------------------------------------

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS
At September 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                              TAX         TAX           NET
                                  TAX  UNREALIZED  UNREALIZED    UNREALIZED
FUND                             COST        GAIN        LOSS   GAIN (LOSS)
------                    ----------- -----------  ----------   -----------
Banking Fund ...........  $ 6,305,570 $ 2,846,302   $      --   $ 2,846,302
Basic Materials Fund ...    5,671,053   1,624,936      (7,478)    1,617,458
Biotechnology Fund .....  113,940,573  64,931,218    (812,908)   64,118,310
Consumer Products Fund .   17,349,578   1,983,505     (32,575)    1,950,930
Electronics Fund .......   27,923,688  20,252,725    (276,125)   19,976,600
Energy Fund ............   13,577,994   3,231,679          --     3,231,679
Energy Services Fund ...   13,409,849   4,943,935     (30,545)    4,913,390
Financial Services Fund    23,172,551   8,351,243     (28,696)    8,322,547
Health Care Fund .......   21,551,586   7,600,212    (136,328)    7,463,884
Internet Fund ..........   12,902,957   1,876,806     (92,955)    1,783,851
Leisure Fund ...........    3,110,753   1,577,565     (10,227)    1,567,338
Precious Metals Fund ...  130,314,432  43,156,916    (119,710)   43,037,206
Retailing Fund .........   11,380,974   6,506,521     (27,969)    6,478,552
Technology Fund ........   37,482,233   6,725,286    (571,655)    6,153,631
Telecommunications Fund     6,056,503   3,017,443     (31,552)    2,985,891
Transportation Fund ....    8,435,601   1,772,264        (481)    1,771,783
Utilities Fund .........   36,510,166   4,914,773      (9,357)    4,905,416


4.   REPURCHASE AGREEMENTS

The Trust transfers univested cash balances into a single joint account, along with uninvested cash of the Rydex Dynamic Funds, a separate Trust, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U. S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Trusts' custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of September 30, 2003 are as follows:


COUNTERPARTY               TERMS OF AGREEMENT     FACE VALUE     MARKET VALUE MATURITY VALUE
------------               ------------------     ----------     ------------ --------------
Salomon Smith Barney, Inc. 0.90% due 10/1/03     $240,000,000    $240,000,000  $240,005,918
U.S. Bank NA ............. 0.96% due 10/1/03      170,000,000     170,000,000   170,004,471
Paine Webber, Inc. ....... 0.93% due 10/1/03      170,000,000     170,000,000   170,004,332
Morgan Stanley, Inc. ..... 0.91% due 10/1/03      170,000,000     170,000,000   170,004,238
Lehman Brothers, Inc. .... 0.94% due 10/1/03       12,101,668      12,101,668    12,101,980
                                                                 ------------  ------------
                                                                 $762,101,668  $762,120,939
                                                                 ------------  ------------
                                                                 ------------  ------------

144

--------------------------------------------------------------------------------

As of September 30, 2003, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                      RANGE OF RATES    PAR VALUE   MARKET VALUE
-------------                      --------------    ---------   ------------
U. S. Treasury Bonds ...........   3.875% - 5.375%  $268,291,421 $312,444,509
U. S. Treasury Notes ...........   0.000% - 7.000%   257,405,610  293,257,361
Ginnie Mae .....................   4.500% - 5.000%   174,032,279  173,848,577
                                                                 ------------
                                                                 $779,550,447
                                                                 ------------
                                                                 ------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

5.   SECURITIES TRANSACTIONS

During the period ended September 30, 2003, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                                    BASIC         BIO-    CONSUMER
                     BANKING    MATERIALS   TECHNOLOGY    PRODUCTS  ELECTRONICS
                        FUND         FUND         FUND        FUND         FUND
                 ----------- ------------ ------------ ----------- ------------
Purchases ....  $138,217,912 $108,877,220 $527,103,504 $72,725,635 $494,518,258
Sales ........  $139,154,325 $109,200,315 $524,893,486 $60,609,819 $504,502,002

                                   ENERGY    FINANCIAL       HEALTH
                      ENERGY     SERVICES     SERVICES         CARE     INTERNET
                        FUND         FUND         FUND         FUND         FUND
                ------------ ------------ ------------ ------------ ------------
Purchases ....  $141,312,740 $241,114,852 $317,729,135 $243,245,805 $148,220,997
Sale .........  $138,384,739 $234,431,694 $315,153,036 $256,842,582 $139,231,353

                                                                           TELE-
                                 PRECIOUS                                COMMUN-
                     LEISURE       METALS    RETAILING   TECHNOLOGY     ICATIONS
                        FUND         FUND         FUND         FUND         FUND
                ------------ ------------ ------------ ------------ ------------
Purchases ....  $180,961,859 $477,333,435 $363,069,604 $472,292,040 $145,536,538
Sales ........  $183,188,015 $408,344,024 $368,612,880 $466,861,107 $149,438,017

                     TRANS-
                  PORTATION    UTILITIES
                       FUND         FUND
                ----------- ------------
Purchases ....  $98,642,556 $194,684,273
Sales ........  $94,527,377 $170,596,106

                                                          SEMI-ANNUAL REPORT 145



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146 & 147 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

6.   SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the period ended September 30, 2003 were:



INVESTOR CLASS:

                                                          BASIC         BIO-      CONSUMER                                 ENERGY
                                           BANKING    MATERIALS   TECHNOLOGY      PRODUCTS  ELECTRONICS       ENERGY     SERVICES
                                              FUND         FUND         FUND          FUND         FUND         FUND         FUND
                                       -----------   ----------  -----------    ----------  -----------  -----------  -----------
Shares Purchased ....................   15,806,322    6,641,530   33,167,841     2,288,289   55,554,676   14,699,985   17,148,594
Purchased through Dividend Reinvestment         --           --           --            --           --           --           --
                                       -----------   ----------  -----------    ----------  -----------  -----------  -----------
Total Purchased .....................   15,806,322    6,641,530   33,167,841     2,288,289   55,554,676   14,699,985   17,148,594
Shares Redeemed .....................  (15,869,569)  (6,947,273) (32,912,467)   (2,441,153) (56,312,781) (13,753,610) (18,844,878)
                                       -----------   ----------  -----------    ----------  -----------  -----------  -----------
Net Shares Purchased (Redeemed) .....      (63,247)    (305,743)     255,374      (152,864)    (758,105)     946,375   (1,696,284)
                                       -----------   ----------  -----------    ----------  -----------  -----------  -----------
                                       -----------   ----------  -----------    ----------  -----------  -----------  -----------

                                          FINANCIAL      HEALTH
                                           SERVICES        CARE
                                               FUND        FUND
                                        ----------- -----------
Shares Purchased ....................    41,026,171  21,753,850
Purchased through Dividend Reinvestment         --           --
                                        ----------- -----------
Total Purchased .....................    41,026,171  21,753,850
Shares Redeemed .....................   (40,650,300)(22,248,446)
                                        ----------- -----------
Net Shares Purchased (Redeemed) .....       375,871    (494,596)
                                        ----------- -----------
                                        ----------- -----------

                                                                                                              TELE-
                                                                    PRECIOUS                                 COMMU-        TRANS-
                                          INTERNET      LEISURE       METALS     RETAILING   TECHNOLOGY   NICATIONS     PORTATION
                                              FUND         FUND         FUND          FUND         FUND        FUND          FUND
                                        ----------   ----------  -----------   -----------  -----------  ----------    ----------
Shares Purchased ....................    5,601,146   14,837,140   29,575,883    47,307,446   33,077,629   15,675,212    8,550,086
Purchased through Dividend Reinvestment         --           --           --            --           --           --           --
                                        ----------   ----------  -----------   -----------  -----------  ----------    ----------
Total Purchased .....................    5,601,146   14,837,140   29,575,883    47,307,446   33,077,629   15,675,212    8,550,086
Shares Redeemed .....................   (5,416,563) (15,043,709) (27,801,492)  (46,980,328) (32,450,681) (17,851,542)  (8,503,766)
                                        ----------   ----------  -----------   -----------  -----------  ----------    ----------
Net Shares Purchased (Redeemed) .....      184,583     (206,569)   1,774,391       327,118      626,948   (2,176,330)      46,320
                                        ----------   ----------  -----------   -----------  -----------  ----------    ----------
                                        ----------   ----------  -----------   -----------  -----------  ----------    ----------

                                           UTILITIES
                                                FUND
                                         -----------
Shares Purchased ....................     12,688,061
Purchased through Dividend Reinvestment          --
                                         -----------
Total Purchased .....................     12,688,061
Shares Redeemed .....................    (13,307,793)
                                         -----------
Net Shares Redeemed .................       (619,732)
                                         -----------
                                         -----------

ADVISOR CLASS:

                                                          BASIC         BIO-      CONSUMER                                 ENERGY
                                           BANKING    MATERIALS   TECHNOLOGY      PRODUCTS  ELECTRONICS       ENERGY     SERVICES
                                              FUND         FUND         FUND          FUND         FUND         FUND         FUND
                                        ----------   ----------   ----------     ---------  -----------   ----------   ----------
Shares Purchased ....................    3,724,699    1,466,664    3,922,246     2,140,394    7,478,004    2,814,774    1,266,120
Purchased through Dividend Reinvestment         --           --           --            --           --           --           --
                                        ----------   ----------   ----------     ---------  -----------   ----------   ----------
Total Purchased .....................    3,724,699    1,466,664    3,922,246     2,140,394    7,478,004    2,814,774    1,266,120
Shares Redeemed .....................   (3,695,384)  (1,857,679)  (4,526,509)   (1,896,747)  (7,675,183)  (3,486,514)  (1,546,742)
                                        ----------   ----------   ----------     ---------  -----------   ----------   ----------
Net Shares Purchased (Redeemed) .....       29,315     (391,015)    (604,263)      243,647     (197,179)    (671,740)    (280,622)
                                        ----------   ----------   ----------     ---------  -----------   ----------   ----------
                                        ----------   ----------   ----------     ---------  -----------   ----------   ----------

                                          FINANCIAL      HEALTH
                                           SERVICES        CARE
                                               FUND        FUND
                                         ----------  ----------
Shares Purchased ....................     4,056,396   5,424,247
Purchased through Dividend Reinvestment          --          --
                                         ----------  ----------
Total Purchased .....................     4,056,396   5,424,247
Shares Redeemed .....................    (3,971,965) (6,422,211)
                                         ----------  ----------
Net Shares Purchased (Redeemed) .....        84,431    (997,964)
                                         ----------  ----------
                                         ----------  ----------

                                                                                                              TELE-
                                                                    PRECIOUS                                 COMMU-        TRANS-
                                          INTERNET      LEISURE       METALS     RETAILING   TECHNOLOGY   NICATIONS     PORTATION
                                              FUND         FUND         FUND          FUND         FUND        FUND          FUND
                                        ----------   ----------     --------    ----------   ----------   ---------     ---------
Shares Purchased ....................    1,253,353    2,899,946      529,122     5,554,287    6,519,738      819,298    3,449,624
Purchased through Dividend Reinvestment         --           --           --            --           --           --           --
                                        ----------   ----------     --------    ----------   ----------   ---------     ---------
Total Purchased .....................    1,253,353    2,899,946      529,122     5,554,287    6,519,738      819,298    3,449,624
Shares Redeemed .....................   (1,125,152)  (3,498,335)    (392,943)   (6,467,014)  (6,447,525)  (1,028,778)  (3,855,833)
                                        ----------   ----------     --------    ----------   ----------   ---------     ---------
Net Shares Purchased (Redeemed) .....      128,201     (598,389)     136,179      (912,727)      72,213     (209,480)    (406,209)
                                        ----------   ----------     --------    ----------   ----------   ---------     ---------
                                        ----------   ----------     --------    ----------   ----------   ---------     ---------



                                          UTILITIES
                                               FUND
                                          ---------
Shares Purchased ....................     5,362,023
Purchased through Dividend Reinvestment          --
                                          ---------
Total Purchased .....................     5,362,023
Shares Redeemed .....................    (5,329,108)
                                          ---------
Net Shares Purchased ................        32,915
                                          ---------
                                          ---------

148 & 149 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

C CLASS:

                                                          BASIC         BIO-        CONSUMER
                                           BANKING    MATERIALS   TECHNOLOGY        PRODUCTS  ELECTRONICS       ENERGY
                                              FUND         FUND         FUND            FUND         FUND         FUND
                                        ----------    ---------   ----------        --------  -----------     --------
Shares Purchased .....................   1,993,690      321,342    1,254,009         213,857    3,054,997      655,710
Purchased through Dividend Reinvestment         --           --           --              --           --           --
                                        ----------    ---------   ----------        --------  -----------     --------
Total Purchased ......................   1,993,690      321,342    1,254,009         213,857    3,054,997      655,710
Shares Redeemed ......................  (1,980,546)    (346,150)  (1,263,390)       (231,189)  (3,081,482)    (682,438)
                                        ----------    ---------   ----------        --------  -----------     --------
Net Shares Purchased (Redeemed) ......      13,144      (24,808)      (9,381)        (17,332)     (26,485)     (26,728)
                                        ----------    ---------   ----------        --------  -----------     --------
                                        ----------    ---------   ----------        --------  -----------     --------

                                           ENERGY    FINANCIAL     HEALTH
                                         SERVICES     SERVICES       CARE
                                             FUND         FUND       FUND
                                         --------    ---------  ---------
Shares Purchased .....................   343,890      816,501   2,020,853
Purchased through Dividend Reinvestment       --           --          --
                                         --------    ---------  ---------
Total Purchased ......................   343,890      816,501   2,020,853
Shares Redeemed ......................  (377,067)    (761,043) (1,944,586)
                                         --------    ---------  ---------
Net Shares Purchased (Redeemed) ......   (33,177)      55,458      76,267
                                         --------    ---------  ---------
                                         --------    ---------  ---------

                                                                                                                TELE-
                                                                    PRECIOUS                                   COMMU-
                                          INTERNET      LEISURE       METALS       RETAILING   TECHNOLOGY   NICATIONS
                                              FUND         FUND         FUND            FUND         FUND        FUND
                                        ----------    ---------   ----------        --------  -----------     --------
Shares Purchased .....................     259,464      412,273    1,053,892       1,209,414   21,152,383    1,126,115
Purchased through Dividend Reinvestment         --           --           --              --           --           --
                                        ----------    ---------   ----------      ----------  -----------   ----------
Total Purchased ......................     259,464      412,273    1,053,892       1,209,414   21,152,383    1,126,115
Shares Redeemed ......................    (255,142)    (411,597)    (904,163)     (1,184,250) (21,098,213)  (1,267,620)
                                        ----------    ---------   ----------      ----------  -----------   ----------
Net Shares Purchased (Redeemed) ......       4,322          676      149,729          25,164       54,170     (141,505)
                                        ----------    ---------   ----------      ----------  -----------   ----------
                                        ----------    ---------   ----------      ----------  -----------   ----------

                                             TRANS-
                                          PORTATION    UTILITIES
                                               FUND         FUND
                                            --------    ---------
Shares Purchased .....................      379,615    1,361,795
Purchased through Dividend Reinvestment          --           --
                                           ---------  -----------
Total Purchased ......................      379,615    1,361,795
Shares Redeemed ......................     (471,009)  (1,091,502)
                                           ---------  -----------
Net Shares Purchased (Redeemed) ......      (91,394)     270,293
                                           ---------  -----------
                                           ---------  -----------

Transactions in shares for the period ended March 31, 2003, were:

INVESTOR CLASS:

                                                          BASIC         BIO-        CONSUMER
                                           BANKING    MATERIALS   TECHNOLOGY        PRODUCTS   ELECTRONICS       ENERGY
                                              FUND         FUND         FUND            FUND          FUND         FUND
                                       -----------  -----------  -----------     -----------  ------------  -----------
Shares Purchased .....................  53,790,341   23,176,880   59,629,471      13,698,087   150,628,344   36,631,701
Purchased through Dividend Reinvestment     33,658        2,832           --           1,451            --          589
                                       -----------  -----------  -----------     -----------  ------------  -----------
Total Purchased ......................  53,823,999   23,179,712   59,629,471      13,699,538   150,628,344   36,632,290
Shares Redeemed ...................... (56,177,271) (24,865,080) (62,014,921)    (14,421,649) (152,409,245) (38,920,384)
                                       -----------  -----------  -----------     -----------  ------------  -----------
Net Shares Redeemed ..................  (2,353,272)  (1,685,368)  (2,385,450)       (722,111)   (1,780,901)  (2,288,094)
                                       -----------  -----------  -----------     -----------  ------------  -----------
                                       -----------  -----------  -----------     -----------  ------------  -----------

                                             ENERGY     FINANCIAL       HEALTH
                                           SERVICES      SERVICES         CARE
                                               FUND          FUND         FUND
                                        -----------  ------------  -----------
Shares Purchased .....................   18,199,897   110,594,671   71,257,046
Purchased through Dividend Reinvestment          --         3,076           --
                                        -----------  ------------  -----------
Total Purchased ......................   18,199,897   110,597,747   71,257,046
Shares Redeemed ......................  (19,641,645) (112,186,371) (71,613,117)
                                        -----------  ------------  -----------
Net Shares Redeemed ..................   (1,441,748)   (1,588,624)    (356,071)
                                        -----------  ------------  -----------
                                        -----------  ------------  -----------

                                                                                                                TELE-
                                                                    PRECIOUS                                   COMMU-
                                          INTERNET      LEISURE       METALS       RETAILING   TECHNOLOGY   NICATIONS
                                              FUND         FUND         FUND            FUND         FUND        FUND
                                       -----------  -----------  -----------     -----------  ------------  -----------
Shares Purchased .....................   9,826,143   16,246,563   44,600,033     105,648,234   89,643,821   41,841,592
Purchased through Dividend Reinvestment         --           --           --              --           --           --
                                       -----------  -----------  -----------     -----------  ------------  -----------
Total Purchased ......................   9,826,143   16,246,563   44,600,033     105,648,234   89,643,821   41,841,592
Shares Redeemed ......................  (9,765,179) (16,593,130) (43,929,716)   (107,225,305) (91,726,006) (41,229,651)
                                       -----------  -----------  -----------     -----------  ------------  -----------
Net Shares Purchased (Redeemed) ......      60,964     (346,567)     670,317      (1,577,071)  (2,082,185)     611,941
                                       -----------  -----------  -----------     -----------  ------------  -----------
                                       -----------  -----------  -----------     -----------  ------------  -----------

                                             TRANS-
                                          PORTATION    UTILITIES
                                               FUND         FUND
                                         ----------- -----------
Shares Purchased .....................   17,618,057   28,888,257
Purchased through Dividend Reinvestment          --       17,141
                                         ----------- -----------
Total Purchased ......................   17,618,057   28,905,398
Shares Redeemed ......................  (18,427,906) (29,339,007)
                                         ----------- -----------
Net Shares Redeemed ..................     (809,849)    (433,609)
                                         ----------- -----------
                                         ----------- -----------

150 & 151 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

ADVISOR CLASS:

                                                          BASIC         BIO-        CONSUMER                                 ENERGY
                                           BANKING    MATERIALS   TECHNOLOGY        PRODUCTS  ELECTRONICS       ENERGY     SERVICES
                                              FUND         FUND         FUND            FUND         FUND         FUND         FUND
                                       -----------  -----------  -----------     -----------   ----------  -----------  -----------
Shares Purchased .....................  16,243,287    4,207,440    7,687,002       5,716,227    9,483,776   10,173,332    8,927,113
Purchased through Dividend Reinvestment     28,865          253           --           1,750           --          838           --
                                       -----------   ----------   ----------      ----------   ----------  -----------   ----------
Total Purchased ......................  16,272,152    4,207,693    7,687,002       5,717,977    9,483,776   10,174,170    8,927,113
Shares Redeemed ...................... (18,984,895)  (5,354,525)  (6,896,705)     (6,909,980)  (9,118,402) (10,225,689)  (9,810,164)
                                       -----------   ----------   ----------      ----------   ----------  -----------   ----------
Net Shares Purchased (Redeemed) ......  (2,712,743)  (1,146,832)     790,297      (1,192,003)     365,374      (51,519)    (883,051)
                                       -----------   ----------   ----------      ----------   ----------  -----------   ----------
                                       -----------   ----------   ----------      ----------   ----------  -----------   ----------

                                        FINANCIAL       HEALTH
                                         SERVICES         CARE
                                             FUND         FUND
                                       ----------  -----------
Shares Purchased .....................  6,397,464   13,305,753
Purchased through Dividend Reinvestment     4,165           --
                                       ----------  -----------
Total Purchased ......................  6,401,629   13,305,753
Shares Redeemed ...................... (8,473,228) (13,382,932)
                                       ----------  -----------
Net Shares Purchased (Redeemed) ...... (2,071,599)     (77,179)
                                       ----------  -----------
                                       ----------  -----------


                                                                                                    TELE-
                                                                                                   COMMU-      TRANS-
                                          INTERNET      LEISURE    RETAILING      TECHNOLOGY    NICATIONS   PORTATION     UTILITIES
                                              FUND         FUND         FUND            FUND         FUND        FUND          FUND
                                        ----------   ----------   ----------     -----------   ----------   ----------   ----------
Shares Purchased .....................   3,197,287    2,412,445    7,022,075      11,792,419    9,146,007    4,960,127    4,706,225
Purchased through Dividend Reinvestment         --           --           --              --           --           --        3,428
                                        ----------   ----------   ----------     -----------   ----------   ----------   ----------
Total Purchased ......................   3,197,287    2,412,445    7,022,075      11,792,419    9,146,007    4,960,127    4,709,653
Shares Redeemed ......................  (3,174,642)  (2,605,037)  (8,558,981)    (11,784,605)  (9,117,683)  (5,904,770)  (4,810,484)
                                        ----------   ----------   ----------     -----------   ----------   ----------   ----------
Net Shares Purchased (Redeemed) ......      22,645     (192,592)  (1,536,906)          7,814       28,324     (944,643)    (100,831)
                                        ----------   ----------   ----------     -----------   ----------   ----------   ----------
                                        ----------   ----------   ----------     -----------   ----------   ----------   ----------


C CLASS:

                                                          BASIC         BIO-        CONSUMER                                 ENERGY
                                           BANKING    MATERIALS   TECHNOLOGY        PRODUCTS  ELECTRONICS       ENERGY     SERVICES
                                              FUND         FUND         FUND            FUND         FUND         FUND         FUND
                                       -----------  -----------  -----------     -----------   ----------  -----------  -----------
Shares Purchased .....................   1,907,925      440,990    1,763,096         469,107    5,466,495    1,324,101      751,233
Purchased through Dividend Reinvestment      1,166           34           --             154           --           19           --
                                       -----------  -----------  -----------     -----------   ----------  -----------  -----------
Total Purchased ......................   1,909,091      441,024    1,763,096         469,261    5,466,495    1,324,120      751,233
Shares Redeemed ......................  (1,900,146)    (445,429)  (1,686,109)       (479,829)  (5,370,678)  (1,188,921)    (744,427
                                       -----------  -----------  -----------     -----------   ----------  -----------  -----------
Net Shares Purchased (Redeemed) ......       8,945       (4,405)      76,987         (10,568)      95,817      135,199        6,806
                                       -----------  -----------  -----------     -----------   ----------  -----------  -----------
                                       -----------  -----------  -----------     -----------   ----------  -----------  -----------

                                           FINANCIAL      HEALTH
                                            SERVICES        CARE
                                                FUND        FUND
                                          ----------  ----------
Shares Purchased .....................     1,484,264   3,155,903
Purchased through Dividend Reinvestment          126          --
                                          ----------  ----------
Total Purchased ......................     1,484,390   3,155,903
Shares Redeemed ......................    (1,507,023) (3,205,658)
                                          ----------  ----------
Net Shares Purchased (Redeemed) ......       (22,633)    (49,755)
                                          ----------  ----------
                                          ----------  ----------


                                                                                                                TELE-
                                                                    PRECIOUS                                   COMMU-
                                          INTERNET      LEISURE       METALS       RETAILING   TECHNOLOGY   NICATIONS
                                              FUND         FUND         FUND            FUND         FUND        FUND
                                        ----------   ----------   ----------     -----------   ----------   ----------
Shares Purchased .....................     793,086      266,172      974,657       1,400,441    6,719,376    1,326,761
Purchased through Dividend Reinvestment         --           --           --              --           --           --
                                        ----------   ----------   ----------     -----------   ----------   ----------
Total Purchased ......................     793,086      266,172      974,657       1,400,441    6,719,376    1,326,761
Shares Redeemed ......................    (786,341)    (267,756)    (925,885)     (1,482,800)  (6,696,317)  (1,249,369)
                                        ----------   ----------   ----------     -----------   ----------   ----------
Net Shares Purchased (Redeemed) ......       6,745       (1,584)      48,772         (82,359)      23,059       77,392
                                        ----------   ----------   ----------     -----------   ----------   ----------
                                        ----------   ----------   ----------     -----------   ----------   ----------




                                              TRANS-
                                           PORTATION    UTILITIES
                                                FUND         FUND
                                          ----------   ----------
Shares Purchased .....................       457,416    2,047,356
Purchased through Dividend Reinvestment           --          692
                                          ----------   ----------
Total Purchased ......................       457,416    2,048,048
Shares Redeemed ......................      (454,386)  (1,996,727)
                                          ----------   ----------
Net Shares Purchased  ................         3,030       51,321
                                          ----------   ----------
                                          ----------   ----------

152 & 153 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

Transactions in dollars for the period ended September 30, 2003 were:

INVESTOR CLASS:

                                                                BASIC          BIO-        CONSUMER
                                                BANKING     MATERIALS    TECHNOLOGY        PRODUCTS   ELECTRONICS        ENERGY
                                                   FUND          FUND          FUND            FUND          FUND          FUND
                                           ------------  ------------  ------------    ------------  ------------  ------------
Shares Purchased .......................   $132,118,822  $129,303,464  $588,622,140    $ 49,882,220  $597,463,327  $139,980,195
Purchased through Dividend Reinvestment              --            --            --              --            --            --
                                           ------------  ------------  ------------    ------------  ------------  ------------
Total Purchased ........................    132,118,822   129,303,464   588,622,140      49,882,220   597,463,327   139,980,195
Shares Redeemed ........................   (132,827,244) (127,648,326) (575,984,264)    (50,059,465) (605,273,748) (130,636,972)
                                           ------------  ------------  ------------    ------------  ------------  ------------
Net Change .............................   $   (708,422) $  1,655,138  $ 12,637,876    $   (177,245) $(7,810,421)  $  9,343,223
                                           ------------  ------------  ------------    ------------  ------------  ------------
                                           ------------  ------------  ------------    ------------  ------------  ------------


                                                  ENERGY     FINANCIAL        HEALTH
                                                SERVICES      SERVICES          CARE
                                                    FUND          FUND          FUND
                                            ------------  ------------ -------------
Shares Purchased .......................    $298,011,228  $365,197,584 $ 230,794,265
Purchased through Dividend Reinvestment               --           --             --
                                            ------------  ------------ -------------
Total Purchased ........................     298,011,228   365,197,584   230,794,265
Shares Redeemed ........................    (290,849,600) (362,312,648) (235,020,788)
                                            ------------  ------------ -------------
Net Change .............................    $  7,161,628  $  2,884,936 $  (4,226,523)
                                            ------------  ------------ -------------
                                            ------------  ------------ -------------


                                                                                                                          TELE-
                                                                           PRECIOUS                                      COMMU-
                                               INTERNET       LEISURE        METALS       RETAILING    TECHNOLOGY     NICATIONS
                                                   FUND          FUND          FUND            FUND          FUND          FUND
                                           ------------  ------------  ------------    ------------  ------------  ------------
Shares Purchased .......................   $149,319,126  $182,852,131  $948,204,482    $450,473,567  $300,521,518  $168,382,538
Purchased through Dividend Reinvestment              --            --            --              --            --            --
                                           ------------  ------------  ------------    ------------  ------------  ------------
Total Purchased ........................    149,319,126   182,852,131   948,204,482     450,473,567   300,521,518   168,382,538
Shares Redeemed ........................   (144,191,197) (181,588,160) (887,875,405)   (447,054,113) (296,635,189) (172,040,813)
                                           ------------  ------------  ------------    ------------  ------------  ------------
Net Change .............................   $  5,127,929  $  1,263,971  $ 60,329,077    $  3,419,454  $  3,886,329  $ (3,658,275)
                                           ------------  ------------  ------------    ------------  ------------  ------------
                                           ------------  ------------  ------------    ------------  ------------  ------------

                                                  TRANS-
                                               PORTATION     UTILITIES
                                                    FUND          FUND
                                            ------------  ------------
Shares Purchased .......................    $ 90,799,633  $188,111,649
Purchased through Dividend Reinvestment               --            --
                                            ------------  ------------
Total Purchased ........................      90,799,633   188,111,649
Shares Redeemed ........................     (87,901,825) (176,679,585)
                                            ------------  ------------
Net Change .............................    $  2,897,808  $ 11,432,064
                                            ------------  ------------
                                            ------------  ------------

ADVISOR CLASS:

                                                                BASIC          BIO-        CONSUMER
                                                BANKING     MATERIALS    TECHNOLOGY        PRODUCTS   ELECTRONICS        ENERGY
                                                   FUND          FUND          FUND            FUND          FUND          FUND
                                           ------------  ------------  ------------    ------------  ------------  ------------
Shares Purchased .......................   $ 28,550,685  $ 27,603,655  $ 64,524,370    $ 31,930,535  $ 80,268,452  $ 26,594,945
Purchased through Dividend Reinvestment              --            --            --              --            --           --
                                           ------------  ------------  ------------    ------------  ------------  ------------
Total Purchased ........................     28,550,685    27,603,655    64,524,370      31,930,535    80,268,452    26,594,945
Shares Redeemed ........................    (28,952,368)  (29,836,858)  (73,072,673)    (19,517,909)  (81,145,030)  (32,961,023)
                                           ------------  ------------  ------------    ------------  ------------  ------------
Net Change .............................   $   (401,683) $ (2,233,203) $ (8,548,303)   $ 12,412,626  $   (876,578) $ (6,366,078)
                                           ------------  ------------  ------------    ------------  ------------  ------------
                                           ------------  ------------  ------------    ------------  ------------  ------------

                                                  ENERGY     FINANCIAL       HEALTH
                                                SERVICES      SERVICES         CARE
                                                    FUND          FUND         FUND
                                            ------------  ------------  -----------
Shares Purchased .......................    $ 21,590,593  $ 34,455,421  $56,568,100
Purchased through Dividend Reinvestment               --            --           --
                                            ------------  ------------  -----------
Total Purchased ........................      21,590,593    34,455,421   56,568,100
Shares Redeemed ........................     (22,336,587)  (34,999,107) (66,156,398)
                                            ------------  ------------  -----------
Net Change .............................    $   (745,994) $   (543,686) $(9,588,298)
                                            ------------  ------------  -----------
                                            ------------  ------------  -----------

                                                                                                                          TELE-
                                                                           PRECIOUS                                      COMMU-
                                               INTERNET       LEISURE        METALS       RETAILING    TECHNOLOGY     NICATIONS
                                                   FUND          FUND          FUND            FUND          FUND          FUND
                                           ------------  ------------  ------------    ------------  ------------  ------------
Shares Purchased .......................   $ 33,867,320  $ 41,887,878  $ 18,612,744    $ 51,778,988  $ 61,304,046  $  9,348,551
Purchased through Dividend Reinvestment              --            --            --              --            --            --
                                           ------------  ------------  ------------    ------------  ------------  ------------
Total Purchased ........................     33,867,320    41,887,878    18,612,744      51,778,988    61,304,046     9,348,551
Shares Redeemed ........................    (29,803,516)  (45,468,017)  (13,932,979)    (60,686,428)  (58,669,253)   (9,610,815)
                                           ------------  ------------  ------------    ------------  ------------  ------------
Net Change .............................   $  4,063,804  $ (3,580,139) $  4,679,765    $ (8,907,440) $  2,634,793  $   (262,264)
                                           ------------  ------------  ------------    ------------  ------------  ------------
                                           ------------  ------------  ------------    ------------  ------------  ------------

                                                  TRANS-
                                               PORTATION     UTILITIES
                                                    FUND          FUND
                                            ------------  ------------
Shares Purchased .......................    $ 40,617,624  $ 61,570,613
Purchased through Dividend Reinvestment               --            --
                                            ------------  ------------
Total Purchased ........................      40,617,624    61,570,613
Shares Redeemed ........................     (38,872,550)  (56,591,334)
                                            ------------  ------------
Net Change .............................    $  1,745,074  $  4,979,279
                                            ------------  ------------
                                            ------------  ------------

154 & 155 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

C CLASS:

                                                                BASIC            BIO-         CONSUMER
                                                BANKING     MATERIALS      TECHNOLOGY         PRODUCTS     ELECTRONICS
                                                   FUND          FUND            FUND             FUND            FUND
                                           ------------ -------------  --------------    -------------  --------------
Shares Purchased .....................     $ 16,507,092   $ 6,250,181  $   20,994,276    $   4,821,180  $   32,410,835
Purchased through Dividend Reinvestment              --            --              --               --              --
                                           ------------ -------------  --------------    -------------  --------------
Total Purchased ......................       16,507,092     6,250,181      20,994,276        4,821,180      32,410,835
Shares Redeemed ......................      (16,398,433)   (6,047,974)    (20,727,022)      (4,760,534)    (32,997,119)
                                           ------------ -------------  --------------    -------------  --------------
Net Change ...........................     $    108,659   $   202,207  $      267,254    $      60,646  $     (586,284)
                                           ------------ -------------  --------------    -------------  --------------
                                           ------------ -------------  --------------    -------------  --------------

                                                                ENERGY     FINANCIAL        HEALTH
                                                  ENERGY      SERVICES      SERVICES          CARE
                                                    FUND          FUND          FUND          FUND
                                            ------------ -------------  ------------  ------------
Shares Purchased .....................      $  6,265,615  $  5,891,098  $  6,916,678  $ 21,740,339
Purchased through Dividend Reinvestment               --            --            --            --
                                            ------------ -------------  ------------  ------------
Total Purchased ......................         6,265,615     5,891,098     6,916,678    21,740,339
Shares Redeemed ......................        (6,414,132)   (5,096,506)   (6,458,440)  (21,131,910)
                                            ------------ -------------  ------------  ------------
Net Change ...........................      $   (148,517) $    794,592  $    458,238  $    608,429
                                            ------------ -------------  ------------  ------------
                                            ------------ -------------  ------------  ------------

                                                                             PRECIOUS
                                               INTERNET       LEISURE          METALS        RETAILING      TECHNOLOGY
                                                   FUND          FUND            FUND             FUND            FUND
                                           ------------ -------------  --------------    -------------  --------------
Shares Purchased .....................      $ 6,982,291  $  6,753,829  $   33,282,199    $  11,249,538  $  192,430,471
Purchased through Dividend Reinvestment              --            --              --               --              --
                                           ------------ -------------  --------------    -------------  --------------
Total Purchased ......................        6,982,291     6,753,829      33,282,199       11,249,538     192,430,471
Shares Redeemed ......................       (6,835,525)   (6,652,986)    (28,275,789)     (11,266,641)   (192,601,740)
                                           ------------ -------------  --------------    -------------  --------------
Net Change ...........................      $   146,766  $    100,843  $    5,006,410    $     (17,103) $     (171,269)
                                           ------------ -------------  --------------    -------------  --------------
                                           ------------ -------------  --------------    -------------  --------------

                                                   TELE-
                                                  COMMU-        TRANS-
                                               NICATIONS     PORTATION     UTILITIES
                                                    FUND          FUND          FUND
                                            ------------ -------------  ------------
Shares Purchased .....................      $ 13,020,605  $  5,789,662  $23,177,070
Purchased through Dividend Reinvestment               --            --           --
                                            ------------ -------------  ------------
Total Purchased ......................        13,020,605     5,789,662   23,177,070
Shares Redeemed ......................       (12,842,484)   (6,117,575) (15,872,808)
                                            ------------ -------------  ------------
Net Change ...........................      $    178,121  $   (327,913) $ 7,304,262
                                            ------------ -------------  ------------
                                            ------------ -------------  ------------

Transactions in dollars for the period ended March 31, 2003 were:

INVESTOR CLASS:

                                                                BASIC            BIO-         CONSUMER
                                                BANKING     MATERIALS      TECHNOLOGY         PRODUCTS     ELECTRONICS
                                                   FUND          FUND            FUND             FUND            FUND
                                           ------------ -------------  --------------    -------------  --------------
Shares Purchased .....................     $445,827,706  $482,561,832  $  873,455,045    $ 324,057,874  $1,522,438,055
Purchased through Dividend Reinvestment         261,521        53,699              --           32,911              --
                                           ------------ -------------  --------------    -------------  --------------
Total Purchased ......................      446,089,227   482,615,531     873,455,045      324,090,785   1,522,438,055
Shares Redeemed ......................     (463,817,307) (514,641,516)   (903,789,059)    (339,391,595) (1,545,768,499)
                                           ------------ -------------  --------------    -------------  --------------
Net Change ...........................     $(17,728,080) $(32,025,985) $  (30,334,014)   $ (15,300,810) $  (23,330,444)
                                           ------------ -------------  --------------    -------------  --------------
                                           ------------ -------------  --------------    -------------  --------------

                                                                ENERGY     FINANCIAL        HEALTH
                                                  ENERGY      SERVICES      SERVICES          CARE
                                                    FUND          FUND          FUND          FUND
                                            ------------ -------------  ------------  ------------
Shares Purchased .....................      $346,034,744  $344,775,885  $946,033,380  $687,229,053
Purchased through Dividend Reinvestment            5,209            --        25,989            --
                                            ------------ -------------  ------------  ------------
Total Purchased ......................       346,039,953   344,775,885   946,059,369   687,229,053
Shares Redeemed ......................      (367,801,763) (372,587,206) (957,476,158) (687,154,016)
                                            ------------ -------------  ------------  ------------
Net Change ...........................      $(21,761,810) $(27,811,321) $(11,416,789) $     75,037
                                            ------------ -------------  ------------  ------------
                                            ------------ -------------  ------------  ------------

                                                                             PRECIOUS
                                               INTERNET       LEISURE          METALS        RETAILING      TECHNOLOGY
                                                   FUND          FUND            FUND             FUND            FUND
                                           ------------ -------------  --------------    -------------  --------------
Shares Purchased .....................     $208,471,129 $ 350,405,768  $1,285,154,394    $ 970,145,805  $  695,156,775
Purchased through Dividend Reinvestment              --            --              --               --              --
                                           ------------ -------------  --------------    -------------  --------------
Total Purchased ......................      208,471,129   350,405,768   1,285,154,394      970,145,805     695,156,775
Shares Redeemed ......................     (207,528,245) (356,786,581) (1,257,328,625)    (983,180,224)   (714,120,317)
                                           ------------ -------------  --------------    -------------  --------------
Net Change ...........................     $    942,884 $  (6,380,813) $   27,825,769    $ (13,034,419) $  (18,963,542)
                                           ------------ -------------  --------------    -------------  --------------
                                           ------------ -------------  --------------    -------------  --------------

                                                   TELE-
                                                  COMMU-        TRANS-
                                               NICATIONS     PORTATION     UTILITIES
                                                    FUND          FUND          FUND
                                            ------------ -------------  ------------
Shares Purchased .....................      $451,816,605 $ 317,550,530  $527,908,429
Purchased through Dividend Reinvestment               --            --       284,885
                                            ------------ -------------  ------------
Total Purchased ......................       451,816,605   317,550,530   528,193,314
Shares Redeemed ......................      (442,375,031) (329,571,936) (536,758,603)
                                            ------------ -------------  ------------
Net Change ...........................      $  9,441,574 $ (12,021,406) $ (8,565,289)
                                            ------------ -------------  ------------
                                            ------------ -------------  ------------

156 & 157 SEMI-ANNUAL REPORT

-------------------------------------------------------------------------------

ADVISOR CLASS:

                                                                BASIC            BIO-       CONSUMER
                                                BANKING     MATERIALS      TECHNOLOGY       PRODUCTS   ELECTRONICS        ENERGY
                                                   FUND          FUND            FUND           FUND          FUND          FUND
                                            -----------  ------------    ------------  -------------  ------------  ------------
Shares Purchased                           $132,679,487  $ 85,554,061    $105,695,226  $ 135,252,100  $ 88,503,612   $95,385,337
Purchased through Dividend Reinvestment .       217,351         4,701              --         38,954            --         7,277
                                           ------------  ------------    ------------  -------------  ------------  ------------
Total Purchased .........................   132,896,838    85,558,762     105,695,226    135,291,054    88,503,612    95,392,614
Shares Redeemed .........................  (152,116,630) (109,813,788)    (93,483,378)  (161,132,182)  (84,649,411)  (94,658,264)
                                           ------------  ------------    ------------  -------------  ------------  ------------
Net Change ..............................  $(19,219,792) $(24,255,026)   $ 12,211,848  $(25,841,128)  $  3,854,201   $   734,350
                                           ------------  ------------    ------------  -------------  ------------  ------------
                                           ------------  ------------    ------------  -------------  ------------  ------------

                                                 ENERGY     FINANCIAL        HEALTH
                                               SERVICES      SERVICES          CARE
                                                   FUND          FUND          FUND
                                           ------------  ------------  ------------
Shares Purchased                           $166,344,712  $ 56,995,595  $121,776,181
Purchased through Dividend Reinvestment .            --        34,690            --
                                           ------------  ------------  ------------
Total Purchased .........................   166,344,712    57,030,285   121,776,181
Shares Redeemed .........................  (180,400,292)  (75,253,310) (122,710,756)
                                           ------------  ------------  ------------
Net Change ..............................  $(14,055,580) $(18,223,025) $   (934,575)
                                           ------------  ------------  ------------
                                           ------------  ------------  ------------

                                                                                                             TELE-
                                                                                                            COMMU-        TRANS-
                                               INTERNET       LEISURE       RETAILING     TECHNOLOGY     NICATIONS     PORTATION
                                                   FUND          FUND            FUND           FUND          FUND          FUND
                                            -----------    ----------     -----------    -----------  ------------  ------------
Shares Purchased ........................  $ 70,134,024   $52,911,899    $ 63,273,813   $ 89,067,112  $ 94,812,121  $ 80,017,567
Purchased through Dividend Reinvestment .            --            --              --             --            --            --
                                            -----------    ----------     -----------    -----------  ------------  ------------
Total Purchased .........................    70,134,024    52,911,899      63,273,813     89,067,112    94,812,121    80,017,567
Shares Redeemed .........................   (67,064,784)  (58,409,721)    (81,283,745)   (90,319,054)  (95,071,065)  (97,007,029)
                                            -----------    ----------     -----------    -----------  ------------  ------------
Net Change ..............................  $  3,069,240   $(5,497,822)   $(18,009,932)  $ (1,251,942) $   (258,944) $(16,989,462)
                                            -----------    ----------     -----------    -----------  ------------  ------------
                                            -----------    ----------     -----------    -----------  ------------  ------------

                                               UTILITIES
                                                    FUND
                                             -----------
Shares Purchased ........................    $82,313,495
Purchased through Dividend Reinvestment .         56,158
                                             -----------
Total Purchased .........................     82,369,653
Shares Redeemed .........................    (83,957,597)
                                             -----------
Net Change ..............................    $(1,587,944)
                                             -----------
                                             -----------


C CLASS:

                                                                BASIC            BIO-       CONSUMER
                                                BANKING     MATERIALS      TECHNOLOGY       PRODUCTS   ELECTRONICS        ENERGY
                                                   FUND          FUND            FUND           FUND          FUND          FUND
                                           ------------    ----------     -----------    -----------  ------------  ------------
Shares Purchased ........................  $ 15,840,535    $9,180,208     $24,842,016    $11,244,919  $ 48,835,096  $ 12,067,558
Purchased through Dividend Reinvestment .         8,881           638              --          3,455            --           164
                                           ------------    ----------     -----------    -----------  ------------  ------------
Total Purchased .........................    15,849,416     9,180,846      24,842,016     11,248,374    48,835,096    12,067,722
Shares Redeemed .........................   (15,788,107)   (9,170,454)    (23,626,946)   (11,344,804)  (46,848,202)  (10,813,439)
                                           ------------    ----------     -----------    -----------  ------------  ------------
Net Change ..............................  $     61,309    $   10,392     $ 1,215,070    $   (96,430) $  1,986,894  $  1,254,283
                                           ------------    ----------     -----------    -----------  ------------  ------------
                                           ------------    ----------     -----------    -----------  ------------  ------------

                                                 ENERGY     FINANCIAL        HEALTH
                                               SERVICES      SERVICES          CARE
                                                   FUND          FUND          FUND
                                            -----------  ------------  ------------
Shares Purchased ........................   $14,761,207  $ 12,204,616  $ 29,431,097
Purchased through Dividend Reinvestment .            --         1,050            --
                                            -----------  ------------  ------------
Total Purchased .........................    14,761,207    12,205,666    29,431,097
Shares Redeemed .........................   (14,326,258)  (12,546,977)  (29,748,669)
                                            -----------  ------------  ------------
Net Change ..............................   $   434,949  $   (341,311) $   (317,572)
                                            -----------  ------------  ------------
                                            -----------  ------------  ------------

                                                                                                                           TELE-
                                                                             PRECIOUS                                     COMMU-
                                               INTERNET       LEISURE          METALS      RETAILING    TECHNOLOGY     NICATIONS
                                                   FUND          FUND            FUND           FUND          FUND          FUND
                                            -----------    ----------     -----------    -----------  ------------  ------------
Shares Purchased ........................   $16,743,908    $5,979,399     $28,203,728    $13,329,032  $ 50,454,993  $ 14,297,437
Purchased through Dividend Reinvestment .            --            --              --             --            --            --
                                            -----------    ----------     -----------    -----------  ------------  ------------
Total Purchased .........................    16,743,908     5,979,399      28,203,728     13,329,032    50,454,993    14,297,437
Shares Redeemed .........................   (16,786,993)   (5,898,080)    (26,905,940)   (14,232,153)  (50,142,827)  (13,413,776)
                                            -----------    ----------     -----------    -----------  ------------  ------------
Net Change ..............................   $   (43,085)   $   81,319     $ 1,297,788    $  (903,121) $    312,166  $    883,661
                                            -----------    ----------     -----------    -----------  ------------  ------------
                                            -----------    ----------     -----------    -----------  ------------  ------------


                                                   TRANS-
                                                PORTATION     UTILITIES
                                                     FUND          FUND
                                              -----------  ------------
Shares Purchased ........................     $ 7,958,722  $ 36,006,588
Purchased through Dividend Reinvestment .              --        11,226
                                              -----------  ------------
Total Purchased .........................       7,958,722    36,017,814
Shares Redeemed .........................      (8,006,862)  (34,529,907)
                                              -----------  ------------
Net Change ..............................     $   (48,140) $  1,487,907
                                              -----------  ------------
                                              -----------  ------------

158 & 159 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

7.   NET ASSETS
At September 30, 2003, net assets consisted of:

                                                                  BASIC           BIO-        CONSUMER
                                                   BANKING    MATERIALS     TECHNOLOGY        PRODUCTS   ELECTRONICS        ENERGY
                                                      FUND         FUND           FUND            FUND          FUND          FUND
                                              ------------ ------------  -------------    ------------  ------------  ------------
Paid-In-Capital ............................   $57,523,218 $ 29,517,185  $ 350,357,333    $ 34,363,252 $ 203,094,131  $ 37,083,440
Undistributed Net Investment Income (Loss) .       457,145       75,801     (1,210,290)         45,758      (463,080)       58,108
Accumulated Net Realized Loss on Investments   (50,157,696) (23,312,425)  (210,043,284)    (16,547,681) (171,787,698)  (20,892,679)
Net Unrealized Appreciation on Investments .     1,396,423      899,565     41,278,739       1,478,387    16,598,707       823,508
                                              ------------ ------------  -------------    ------------  ------------  ------------
Net Assets .................................   $ 9,219,090 $  7,180,126  $ 180,382,498    $ 19,339,716 $  47,442,060  $ 17,072,377
                                              ------------ ------------  -------------    ------------  ------------  ------------
                                              ------------ ------------  -------------    ------------  ------------  ------------

                                                    ENERGY    FINANCIAL       HEALTH
                                                  SERVICES     SERVICES         CARE
                                                      FUND         FUND         FUND
                                              ------------ ------------ ------------
Paid-In-Capital ............................  $ 98,104,186 $ 83,273,936 $ 60,493,819
Undistributed Net Investment Income (Loss) .      (127,895)     348,266     (180,306)
Accumulated Net Realized Loss on Investments   (82,379,555) (56,456,019) (36,384,469)
Net Unrealized Appreciation on Investments .     3,264,111    4,568,197    5,319,167
                                              ------------ ------------ ------------
Net Assets .................................  $ 18,860,847 $ 31,734,380 $ 29,248,211
                                              ------------ ------------ ------------
                                              ------------ ------------ ------------

                                                                              PRECIOUS                                  TELECOMMU-
                                                  INTERNET      LEISURE         METALS       RETAILING    TECHNOLOGY     NICATIONS
                                                      FUND         FUND           FUND            FUND          FUND          FUND
                                              ------------ ------------  -------------    ------------  ------------  ------------
Paid-In-Capital ............................  $ 51,246,283 $ 21,584,741  $ 216,452,293    $ 53,547,945  $120,984,333  $ 48,841,547
Undistributed Net Investment Income (Loss) .      (114,748)     (46,283)        76,395        (200,621)     (368,897)       40,646
Accumulated Net Realized Loss on Investments   (38,469,908) (17,815,453)   (88,164,910)    (41,006,332)  (84,491,950)  (42,216,262)
Net Unrealized Appreciation on Investments .     2,257,682      991,321     46,478,923       5,153,564     7,571,198     2,454,001
                                              ------------ ------------  -------------    ------------  ------------  ------------
Net Assets .................................  $ 14,919,309 $  4,714,326  $ 174,842,701    $ 17,494,556  $ 43,694,684  $  9,119,932
                                              ------------ ------------  -------------    ------------  ------------  ------------
                                              ------------ ------------  -------------    ------------  ------------  ------------

                                                     TRANS-
                                                  PORTATION    UTILITIES
                                                       FUND         FUND
                                               ------------ ------------
Paid-In-Capital ............................   $ 29,829,388 $ 53,251,036
Undistributed Net Investment Income (Loss) .        (29,578)     471,924
Accumulated Net Realized Loss on Investments    (20,398,617) (15,849,202)
Net Unrealized Appreciation on Investments .        927,332    3,144,790
                                               ------------ ------------
Net Assets .................................   $ 10,328,525 $ 41,018,548
                                               ------------ ------------
                                               ------------ ------------

160

--------------------------------------------------------------------------------

8.   PORTFOLIO SECURITIES LOANED
The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At September 30, 2003, the pooled cash collateral investments consisted of repurchase agreements (78.46%), commercial paper (11.99%), fixed income notes (9.43%), and mutual funds (0.12%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. The Trust holds the cash collateral in a segregated account at its custodian bank. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2003 the following funds participated in securities lending and received cash collateral:

FUND                             CASH COLLATERAL VALUE OF SECURITIES LOANED
------                           --------------- --------------------------
Banking Fund ..................      $ 1,086,523                $ 1,047,180
Basic Materials Fund ..........        2,696,991                  2,565,901
Biotechnology Fund ............       71,262,898                 68,509,998
Consumer Products Fund ........        2,148,000                  2,075,690
Electronics ...................       21,097,893                 19,452,469
Energy Fund ...................        2,401,818                  2,321,569
Energy Services Fund ..........        3,781,502                  3,617,219
Financial Services Fund .......        4,611,859                  4,427,445
Health Care Fund ..............        4,118,652                  3,927,222
Internet Fund .................        6,590,067                  6,210,887
Leisure Fund ..................          477,949                    458,377
Precious Metals Fund ..........       76,910,089                 73,509,847
Retailing Fund ................        3,769,069                  3,573,919
Technology ....................       13,389,957                 12,545,100
Telecommunications Fund .......        2,753,415                  2,588,059
Transportation Fund ...........        2,884,681                  2,747,702
Utilities Fund ................        7,656,523                  7,240,691

                                                          SEMI-ANNUAL REPORT 161


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9.   REVERSE STOCK SPLITS
Effective April 21, 2003, the Basic Materials Fund, Consumer Products Fund, Energy Services Fund, Leisure Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund, Investor Class shares, Advisor Class shares, and C Class shares, underwent a 1-for-3 reverse split. The effect of this transaction was to divide the number of outstanding shares in each Fund by three, while multiplying the net asset value per share by three.

There was no change in the aggregate market value of the outstanding shares as a result of this transaction.

10.  CHANGE IN INDEPENDENT AUDITORS
Effective August 25, 2003, the Trust has retained PricewaterhouseCoopers LLP to serve as the Trust's independent auditors.

11.  PROXY VOTING INFORMATION
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

[LOGO OMITTED]
Rydex Investments
      Essential for modern markets[TM]


      9601 Blackwell Road
      Suite 500
      Rockville,MD 20850
      800.820.0888
      www.rydexfunds.com

THE RYDEX SERIES FUNDS

                                                                 Strategic Funds
                                                              Semi-Annual Report
                                                              September 30, 2003




                                                                Core Equity Fund
                                                            Sector Rotation Fund

                                                 [LOGO OMITTED]
                                                 RYDEX INVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS TM
RSFSA-3-11/03

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

                                                            SEMI-ANNUAL REPORT 1


    TABLE OF CONTENTS
--------------------------------------------------------------------------------


    LETTER TO OUR SHAREHOLDERS .........................................  2

    SCHEDULES OF INVESTMENTS ...........................................  3

    STATEMENTS OF ASSETS AND LIABILITIES ............................... 19

    STATEMENTS OF OPERATIONS ........................................... 20

    STATEMENTS OF CHANGES IN NET ASSETS ................................ 21

    FINANCIAL HIGHLIGHTS ............................................... 24

    NOTES TO FINANCIAL STATEMENTS ...................................... 28

--------------------------------------------------------------------------------
2

DEAR SHAREHOLDER:

The period April 1 through September 30, 2003 can be characterized by remarkable resilience in the financial markets and cautious optimism on the economy. Having started the period in a time of high geopolitical uncertainty and weak economic activity, the markets returned double-digit gains across the board. Most notable in the rally was the solid outperformance of the technology sector and small-capitalization stocks. For the period, small-cap stocks, as measured by the Russell 2000(R) outperformed the predominantly large-cap S&P 500(R), by an incredible 16.17%, returning 34.62% and 18.45%, respectively. Similarly, the tech-heavy Nasdaq 100(R) returned 27.98%, beating the S&P 500 by 9.53%.

The mutual fund industry was rocked by revelations of trading abuses by corporate executives and fund managers, as well as disclosure of special deals for top customers. The charges and allegations as presented by New York Attorney General, Eliot Spitzer, represent a serious breach of fiduciary duty and are almost certain to bring regulatory changes to the industry. The term "market-timing" has, unfortunately, taken the connotation of illicit investor behavior. However, we believe that funds designed to accommodate active trading can be an important tool in a tactical asset allocation strategy provided trading activity is monitored and the rules to protect current shareholders are strictly enforced.

Rydex's two strategic funds, Core Equity Fund and Sector Rotation Fund, both outpaced the S&P 500 for the period, delivering 21.77% and 21.90% returns, respectively. Rydex Core Equity Fund outperformed most relative indices due to the fund's strategy of seeking stocks in the growth/value intersection and was most successful in the mid- and small-capitalization ranges. The fund benefited from limiting its exposure to a few notable large-cap stocks that struggled, including Pfizer, Verizon and Merck. Conversely, the fund maintained profitable positions in Cytec Corp. and Sears Roebuck & Co., up 42% and 31% in the third quarter of the year. The themes that propelled the market higher during the period also benefited Rydex Sector Rotation Fund, which uses a momentum strategy to identify which sectors and industries are showing strength. Especially notable has been the unrelenting rally in internet-related companies. The fund has owned the internet and catalog retail industry for over a year now, during which time the position has gained roughly 100%. Other holdings that have appreciated nicely are biotechnology, internet software and services and semiconductors. In fact, industries in the technology sector now comprise over one third of the fund. Another third of the fund is invested in consumer discretionary industries, which have benefited handsomely from strong consumer spending. Rounding out the rest of the positions are recent success stories such as metals and mining, airlines and certain financial services industries.


On the fixed-income side, uneven reports of a stronger economy, positive and negative unemployment data and increasing bond issuance led to volatility in the Treasury market throughout the period. On June 16, when the Long Bond yield hit a low of 4.17%, more positive economic data and improving investor sentiment initiated an upward trend in rates that topped out on August 15 at 5.45%. Further uncertainty surrounding the labor market pushed yields lower. Despite the fixed-income market's lack of direction, the Long Bond yielded 4.88% on September 30, 2003, closely matching the 4.82% yield recorded on March 31, 2003.

The outlook for higher interest rates and the speculation of a "bond bubble" has led to increased inflows to Rydex Juno Fund. Juno's assets reached $674.3 million at the end of the third quarter up from $189.9 million at March 31, 2003. This inverse bond fund is an option for investors to speculate on rising interest rates or to protect fixed-income holdings in a rising interest rate environment. (Juno Fund is part of the Rydex Benchmark Funds and is reported on separately.)

Staging a surprising comeback were the stocks of European and Japanese companies, which have been con-spicuously underperforming in recent years. Rydex Large-Cap Europe Fund rose 29.76% reflecting improving fundamentals and a strong Euro versus the U.S. dollar. Rydex Large-Cap Japan rose an astounding 43.10% for the period reflecting improvements in Japanese domestic growth and growing global investor confidence. (Large-Cap Europe Fund and Large-Cap Japan Fund are part of the Rydex Benchmark Funds and are reported on separately.)

Times such as these can be challenging for investors. At Rydex Investments, we acknowledge and appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,



/S/ CARL G. VERBONCOEUR

Carl G. Verboncoeur
Chief Executive Officer
Rydex Investments

                                                            SEMI-ANNUAL REPORT 3

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------


                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------
COMMON STOCKS 96.4%

FINANCIALS 21.3%

  INSURANCE 6.8%
  Fidelity National Financial,
    Inc. ............................   8,773  $   263,716
  Kansas City Life
    Insurance Co. ...................   5,678      260,393
  Commerce Group, Inc. ..............   6,779      257,331
  First American Corp. ..............   9,873      245,838
  Harleysville Group, Inc. ..........  10,490      244,522
  W.R. Berkley Corp. ................   7,039      241,156
  Prudential Financial, Inc. ........   6,393      238,843
  FBL Financial Group,
    Inc.--Class A ...................   9,558      235,509
  American National
    Insurance Co. ...................   2,701      229,720
  Odyssey Re Holdings
    Corp. ...........................  10,994      226,257
  LandAmerica Financial
    Group, Inc. .....................   4,679      214,485
  Old Republic
    International Corp. .............   2,888       95,564
  Stewart Information
    Services Corp.* .................   3,130       88,391
  American International
    Group, Inc. .....................   1,226       70,740
  Infinity Property &
    Casualty Corp. ..................   2,140       60,155
  MBIA, Inc. ........................   1,051       57,773
  Markel Corp.* .....................     206       55,002
  Allstate Corp. ....................   1,401       51,179
  Lincoln National Corp. ............   1,436       50,806
  Travelers Property
    Casualty Corp.--
    Class B .........................   2,992       47,513
  Cincinnati Financial
    Corp. ...........................     994       39,720
  Phoenix Cos., Inc. ................   2,395       27,662
  PMA Capital Corp.--
    Class A .........................   1,998       25,035
  Enstar Group, Inc.* ...............     421       16,524
  Jefferson-Pilot Corp. .............     170        7,545

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------


  MGIC Investment Corp. .............     130  $     6,769
  Ohio Casualty Corp.* ..............     390        5,655
                                               -----------
TOTAL INSURANCE                                  3,363,803
                                               -----------
  DIVERSIFIED FINANCIALS 5.8%
  Citigroup, Inc. ...................  11,191      509,302
  Merrill Lynch & Co.,
    Inc. ............................   6,315      338,042
  Freddie Mac .......................   6,156      322,266
  Capital One Financial
    Corp. ...........................   5,433      309,898
  Lehman Brothers
    Holdings, Inc. ..................   4,195      289,791
  J.P. Morgan Chase & Co. ...........   6,895      236,705
  CompuCredit Corp.* ................   9,662      169,085
  Morgan Stanley ....................   3,319      167,477
  ITLA Capital Corp.* ...............   3,094      131,835
  Principal Financial
    Group, Inc. .....................   2,683       83,146
  Bear Stearns Cos., Inc. ...........     737       55,128
  SWS Group, Inc. ...................   2,369       46,693
  Jefferies Group, Inc. .............   1,620       46,575
  World Acceptance
    Corp.* ..........................   3,407       46,165
  LaBranche & Co., Inc. .............   2,066       30,164
  A.G. Edwards, Inc. ................     760       29,192
  MBNA Corp. ........................     580       13,224
  Charles Schwab Corp. ..............     840       10,004
  Neuberger Berman, Inc. ............     210        8,793
  SEI Investments Co. ...............     260        8,450
  Waddell & Reed Financial,
    Inc.--Class A ...................     340        8,014
  American Express Co. ..............      35        1,577
                                               -----------
TOTAL DIVERSIFIED FINANCIALS                     2,861,526
                                               -----------
  BANKS 5.1%
  Bank of America Corp. .............   5,720      446,389
  FleetBoston Financial
    Corp. ...........................   9,069      273,430
  Washington Mutual, Inc. ...........   6,696      263,621
  Flagstar Bancorp, Inc. ............  10,071      231,129
  WSFS Financial Corp. ..............   4,889      206,316
  Wachovia Corp. ....................   3,388      139,552


*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

4

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------
                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

  U.S. Bancorp ......................   5,537  $   132,833
  FMS Financial Corp. ...............   3,818       63,951
  Waypoint Financial Corp. ..........   2,178       43,560
  First Essex Bancorp, Inc. .........     853       43,409
  Wells Fargo & Co. .................     840       43,260
  MainSource Financial
    Group, Inc. .....................   1,590       41,197
  First Financial Corp./IN ..........     595       35,938
  National City Corp. ...............   1,214       35,764
  Citizens First Bancorp,
    Inc. ............................   1,694       35,066
  Union Planters Corp. ..............   1,098       34,741
  WesBanco, Inc. ....................   1,460       34,310
  PNC Financial Services
    Group, Inc. .....................     713       33,925
  Camden National Corp. .............   1,145       33,789
  United Community
    Financial Corp./OH ..............   3,411       33,769
  CFS Bancorp, Inc. .................   2,419       33,672
  First Place Financial
    Corp./OH ........................   1,869       33,175
  First Citizens BancShares,
    Inc.--Class A ...................     257       27,165
  Bank One Corp. ....................     630       24,349
  Banknorth Group, Inc. .............     537       15,154
  AmSouth Bancorporation ............     480       10,186
  South Financial Group,
    Inc. ............................     390        9,707
  Charter One Financial,
    Inc. ............................     310        9,486
  Commercial Federal
    Corp. ...........................     380        9,253
  Marshall & Ilsley Corp. ...........     280        8,826
  Susquehanna Bancshares,
    Inc. ............................     330        8,481
  Berkshire Hills Bancorp,
    Inc. ............................     245        8,254
  Southwest Bancorp,
    Inc./OK .........................     460        7,751
  First Sentinel Bancorp,
    Inc. ............................     430        7,693
  ABC Bancorp .......................     490        7,649
  Republic Bancorp,
    Inc./MI .........................     559        7,446

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

  Hudson River Bancorp,
    Inc. ............................     230  $     7,390
  Zions Bancorporation ..............     130        7,260
  Mellon Financial Corp. ............     240        7,234
  West Coast Bancorp/OR .............     370        7,226
  Mid-State Bancshares ..............     310        6,904
  UMB Financial Corp. ...............     140        6,604
  Chemical Financial Corp. ..........     210        6,499
  Peoples Holding Co. ...............     140        6,376
  Hancock Holding Co. ...............     120        5,922
  First Bancorp/NC ..................     210        5,882
  Banner Corp. ......................     260        5,382
                                               -----------
TOTAL BANKS                                      2,506,875
                                               -----------
  REAL ESTATE 3.6%
  Omega Healthcare
    Investors, Inc.* ................  35,772      274,729
  Hospitality Properties
    Trust ...........................   7,535      264,328
  Corrections Corp.
    of America* .....................  10,630      262,242
  HRPT Properties Trust .............  25,936      237,055
  Mack-Cali Realty Corp. ............   3,916      153,507
  LTC Properties, Inc. ..............  10,558      122,262
  Koger Equity, Inc. ................   2,640       49,632
  Corporate Office
    Properties Trust SBI
    MD ..............................   2,464       45,609
  Kilroy Realty Corp. ...............   1,531       43,710
  Correctional Properties
    Trust ...........................   1,682       41,966
  Senior Housing
    Properties Trust ................   2,851       41,083
  Winston Hotels, Inc. ..............   4,335       39,448
  National Health Investors,
    Inc. ............................   1,975       36,004
  RAIT Investment Trust .............   1,448       33,246
  Glenborough Realty Trust,
    Inc. ............................   1,658       31,270
  Bedford Property Investors,
    Inc. ............................   1,122       29,116
  Brandywine Realty Trust ...........     350        8,991
  Capital Automotive REIT ...........     280        8,543
  SL Green Realty Corp. .............     220        7,944



*NON-INCOME PRODUCING SECURITIES
REIT--REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 5

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------
                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------
  EastGroup Properties,
    Inc. ............................     250  $     6,945
  Heritage Property
    Investment Trust ................     240        6,931
  Healthcare Realty Trust,
    Inc. ............................     210        6,716
  Innkeepers USA Trust ..............     720        6,264
  Prentiss Properties Trust .........     190        5,890
                                               -----------
TOTAL REAL ESTATE                                1,763,431
                                               -----------
TOTAL FINANCIALS                                10,495,635
                                               -----------

INFORMATION TECHNOLOGY 18.0%

  COMMUNICATIONS EQUIPMENT 4.5%
  Cisco Systems, Inc.* ..............  21,869      427,320
  Motorola, Inc. ....................  29,400      351,918
  QUALCOMM, Inc. ....................   7,932      330,288
  Adaptec, Inc.* ....................  37,559      283,946
  Comverse Technology,
    Inc.* ...........................  11,409      170,679
  Corning, Inc.* ....................  16,588      156,259
  Avocent Corp.* ....................   4,657      141,060
  Comtech
    Telecommunications
    Corp.* ..........................   5,002      119,598
  Computer Network
    Technology Corp.* ...............  10,248       88,953
  Scientific-Atlanta, Inc. ..........   1,860       57,939
  Oplink Communications,
    Inc.* ...........................  16,185       40,948
  ADTRAN, Inc. ......................     509       31,141
  Aspect Communications
    Corp.* ..........................   1,654       13,778
  Harris Corp. ......................     180        6,442
                                               -----------
TOTAL COMMUNICATIONS
  EQUIPMENT                                      2,220,269
                                               -----------
  COMPUTERS & PERIPHERALS 3.2%
  Hutchinson Technology,
    Inc.* ...........................   8,605      284,826
  EMC Corp./MA* .....................  18,161      229,374
  International Business
    Machines Corp. ..................   2,395      211,550
  Hewlett-Packard Co. ...............  10,857      210,192

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------
  Western Digital Corp.* ............   9,269  $   119,478
  Storage Technology
    Corp.* ..........................   4,194      101,243
  Rainbow Technologies,
    Inc.* ...........................  10,460       95,604
  Apple Computer, Inc.* .............   3,411       70,369
  Imation Corp. .....................   1,645       53,709
  Diebold, Inc. .....................     876       44,369
  Dell, Inc.* .......................   1,115       37,230
  NCR Corp.* ........................   1,157       36,665
  Applied Films Corp.* ..............   1,210       35,973
  Sun Microsystems, Inc.* ...........   3,860       12,777
                                               -----------
TOTAL COMPUTERS & PERIPHERALS                    1,543,359
                                               -----------
  SOFTWARE 2.7%
  Microsoft Corp. ...................  12,285      341,400
  TALX Corp. ........................   7,453      183,493
  Inet Technologies, Inc.* ..........   8,295      107,337
  Group 1 Software, Inc.* ...........   4,762       85,573
  Citrix Systems, Inc.* .............   3,314       73,173
  Computer Associates
    International, Inc. .............   2,683       70,053
  Veritas Software Corp.* ...........   2,066       64,872
  Macrovision Corp.* ................   3,495       64,553
  Hyperion Solutions
    Corp.* ..........................   2,164       62,475
  Sanchez Computer
    Associates, Inc.* ...............  14,682       56,379
  SPSS, Inc.* .......................   2,580       43,525
  RSA Security, Inc.* ...............   2,118       30,245
  Electronic Arts, Inc.* ............     260       23,980
  Micromuse, Inc.* ..................   2,703       22,110
  Adobe Systems, Inc. ...............     550       21,593
  Serena Software, Inc.* ............     822       15,289
  PeopleSoft, Inc.* .................     660       12,005
  Roxio, Inc.* ......................   1,244       10,785
  Cadence Design Systems,
    Inc.* ...........................     760       10,184
  Siebel Systems, Inc.* .............   1,030       10,012
  Macromedia, Inc.* .................     313        7,744
  Network Associates, Inc.* .........     460        6,330
  Reynolds & Reynolds
    Co.--Class A ....................     200        5,510
  Ansoft Corp.* .....................     509        5,217

*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

--------------------------------------------------------------------------------

6

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

  Oracle Corp.* .....................     164  $     1,840
  Synopsys, Inc.* ...................      40        1,231
                                               -----------
TOTAL SOFTWARE                                   1,336,908
                                               -----------
  SEMICONDUCTOR EQUIPMENT
    & PRODUCTS 2.7%
  Intel Corp. .......................  22,448      617,545
  Lattice Semiconductor
    Corp.* ..........................  21,232      150,960
  Atmel Corp.* ......................  26,621      106,750
  Intersil Corp.--Class A* ..........   3,906       92,963
  Varian Semiconductor
    Equipment Associates,
    Inc.* ...........................   2,271       85,049
  NVIDIA Corp.* .....................   5,043       80,239
  Genesis Microchip, Inc.* ..........   4,707       52,765
  Applied Materials, Inc.* ..........   2,680       48,615
  KLA-Tencor Corp.* .................     460       23,644
  GlobespanVirata, Inc.* ............   2,715       19,602
  Broadcom Corp.--
    Class A* ........................     500       13,310
  Maxim Integrated
    Products, Inc. ..................     280       11,060
  LSI Logic Corp.* ..................   1,080        9,709
                                               -----------
TOTAL SEMICONDUCTOR
  EQUIPMENT & PRODUCTS                           1,312,211
                                               -----------
  ELECTRONIC EQUIPMENT
    & INSTRUMENTS 2.1%
  CDW Corp. .........................   5,128      296,091
  Planar Systems, Inc.* .............  10,250      219,862
  Rofin-Sinar Technologies,
    Inc.* ...........................   9,344      196,131
  Sanmina-SCI Corp.* ................  10,352      100,414
  Pemstar, Inc.* ....................  20,076       71,471
  Thermo Electron Corp.* ............   2,126       46,134
  Mettler Toledo
    International, Inc.* ............     935       33,613
  Varian, Inc.* .....................     822       25,745
  Solectron Corp.* ..................   4,360       25,506
  Waters Corp.* .....................     350        9,601
  TTM Technologies, Inc.* ...........     403        5,755
                                               -----------
TOTAL ELECTRONIC
  EQUIPMENT & INSTRUMENTS                        1,030,323
                                               -----------

                                                    MARKET
                                                     VALUE
                                      SHARES      (NOTE 1)
----------------------------------------------------------
  INTERNET SOFTWARE & SERVICES 1.5%
  Yahoo!, Inc.* .....................   5,303  $   187,620
  AsiaInfo Holdings, Inc.* ..........  24,286      163,688
  CMGI, Inc.* .......................  94,346      146,236
  Netegrity, Inc.* ..................  14,112      141,261
  EarthLink, Inc.* ..................   6,087       50,096
  VeriSign, Inc.* ...................   3,495       47,078
  ValueClick, Inc.* .................   2,066       17,375
  HomeStore, Inc.* ..................     619        1,715
                                               -----------
TOTAL INTERNET
  SOFTWARE & SERVICES                              755,069
                                               -----------
  IT CONSULTING & SERVICES 1.2%
  Computer Horizons
    Corp.* ..........................  62,493      231,224
  CheckFree Corp.* ..................   4,832       96,640
  Safeguard Scientifics,
    Inc.* ...........................  25,232       85,789
  Computer Sciences
    Corp.* ..........................   1,413       53,086
  Keane, Inc.* ......................   2,780       35,528
  Electronic Data Systems
    Corp. ...........................   1,670       33,734
  SunGard Data Systems,
    Inc.* ...........................     660       17,365
  Automatic Data
    Processing, Inc. ................     340       12,189
  Affiliated Computer
    Services, Inc.--
    Class A* ........................     230       11,199
  Sabre Holdings Corp. ..............     390        8,381
  Ceridian Corp.* ...................     440        8,193
  Concord EFS, Inc.* ................     390        5,331
  BISYS Group, Inc.* ................     330        4,339
  Fiserv, Inc.* .....................      90        3,261
                                               -----------
TOTAL IT CONSULTING & SERVICES                     606,259
                                               -----------
  OFFICE ELECTRONICS 0.1%
  Gerber Scientific,
    Inc.* ...........................   3,996       28,372
  Zebra Technologies
    Corp.--Class A* .................     150        7,735
                                               -----------
TOTAL OFFICE ELECTRONICS                            36,107
                                               -----------
TOTAL INFORMATION TECHNOLOGY                     8,840,505
                                               -----------

*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SEMI-ANNUAL REPORT 7

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------


CONSUMER DISCRETIONARY 13.8%

  MEDIA 5.1%
  Viacom, Inc.--Class B .............   8,029  $   307,511
  Metro-Goldwyn-Mayer,
    Inc.* ...........................  18,717      287,119
  AOL Time Warner, Inc.* ............  18,496      279,475
  Liberty Media Corp.--
    Class A* ........................  26,801      267,206
  Clear Channel
    Communications, Inc. ............   6,789      260,019
  Acme Communications,
    Inc.* ...........................  30,255      228,425
  Fox Entertainment
    Group, Inc.--
    Class A* ........................   8,154      228,230
  Pulitzer, Inc. ....................   3,916      204,024
  Interactive Data Corp.* ...........  11,543      182,379
  Walt Disney Co. ...................   6,297      127,010
  General Motors
    Corp.-Hughes
    Electronics Corp.* ..............   4,171       59,687
  Gannett Co., Inc. .................     737       57,162
  Univision
    Communications,
    Inc.--Class A* ..................     410       13,091
  Lamar Advertising Co.* ............     240        7,042
  Cox Communications,
    Inc.--Class A* ..................     220        6,956
  John Wiley & Sons,
    Inc.--Class A ...................     260        6,757
                                               -----------
TOTAL MEDIA                                      2,522,093
                                               -----------
  HOUSEHOLD DURABLES 2.8%
  NVR, Inc.* ........................     619      288,764
  Ryland Group, Inc. ................   3,350      244,919
  KB Home ...........................   4,073      242,995
  M.D.C. Holdings, Inc. .............   2,386      128,844
  Applica, Inc. .....................  20,091      121,551
  Lennar Corp.--Class A .............   1,244       96,771
  Centex Corp. ......................   1,065       82,942
  Brookfield Homes Corp. ............   2,328       43,138
  Kimball International,
    Inc.--Class B ...................   2,617       38,365

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

  Whirlpool Corp. ...................     538  $    36,460
  Russ Berrie & Co., Inc. ...........     876       29,512
  Palm Harbor Homes,
    Inc.* ...........................     509        8,719
  Stanley Works .....................     170        5,018
                                               -----------
TOTAL HOUSEHOLD DURABLES                         1,367,998
                                               -----------
  SPECIALTY RETAIL 1.6%
  Claire's Stores, Inc. .............   8,400      281,064
  Rent-A-Center, Inc.* ..............   3,857      124,581
  Stage Stores, Inc.* ...............   4,425      112,749
  Gap, Inc. .........................   4,836       82,792
  Michaels Stores, Inc. .............     865       35,257
  Staples, Inc.* ....................   1,050       24,938
  Bed Bath & Beyond,
    Inc.* ...........................     620       23,672
  CarMax, Inc.* .....................     665       21,719
  Lowe's Cos., Inc. .................     390       20,241
  AutoZone, Inc.* ...................     160       14,325
  Home Depot, Inc. ..................     425       13,536
  Tiffany & Co. .....................     320       11,946
  RadioShack Corp. ..................     420       11,932
  Ross Stores, Inc. .................     200        9,272
  Limited Brands, Inc. ..............     340        5,127
                                               -----------
TOTAL SPECIALTY RETAIL                             793,151
                                               -----------
  HOTELS RESTAURANTS & LEISURE 1.3%
  Lone Star Steakhouse
    & Saloon, Inc. ..................  10,866      227,100
  Starbucks Corp.* ..................   4,264      122,803
  CBRL Group, Inc. ..................   3,389      120,242
  Dave & Buster's, Inc.* ............   9,107       93,802
  Landry's Restaurants,
    Inc. ............................   1,250       25,750
  McDonald's Corp. ..................     680       16,007
  Marriott International,
    Inc.--Class A ...................     360       15,491
  La Quinta Corp.* ..................   1,480        9,220
  Gaylord Entertainment
    Co.* ............................     340        8,347
  Brinker International, Inc.* ......     240        8,006
  Cheesecake Factory,
    Inc.* ...........................     180        6,511
                                               -----------
TOTAL HOTELS RESTAURANTS
  & LEISURE                                        653,279
                                               -----------


*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

8

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

  AUTO COMPONENTS 0.9%
  BorgWarner, Inc. ..................   2,164  $   146,827
  ArvinMeritor, Inc. ................   6,549      116,638
  Autoliv, Inc. .....................   3,721      112,263
  Modine Manufacturing
    Co. .............................   1,566       37,271
  Tower Automotive, Inc.* ...........   3,763       16,933
                                               -----------
TOTAL AUTO COMPONENTS                              429,932
                                               -----------
  MULTILINE RETAIL 0.7%
  Saks, Inc.* .......................  21,977      253,395
  Big Lots, Inc.* ...................   2,380       37,628
  Target Corp. ......................     470       17,686
  Family Dollar Stores, Inc. ........     390       15,557
                                               -----------
TOTAL MULTILINE RETAIL                             324,266
                                               -----------
  TEXTILES & APPAREL 0.5%
  Warnaco Group, Inc.* ..............   8,785      136,958
  Kellwood Co. ......................   1,537       51,413
  Movado Group, Inc. ................   2,066       45,245
  Coach, Inc.* ......................     260       14,196
                                               -----------
TOTAL TEXTILES & APPAREL                           247,812
                                               -----------
  LEISURE EQUIPMENT & PRODUCTS 0.5%
  Hasbro, Inc. ......................  12,806      239,216
  Marvel Enterprises, Inc.* .........     288        6,408
                                               -----------
TOTAL LEISURE EQUIPMENT
  & PRODUCTS                                       245,624
                                               -----------
  INTERNET & CATALOG RETAIL 0.3%
  Amazon.com, Inc.* .................   2,605      125,978
  eBay, Inc.* .......................     230       12,307
  Systemax, Inc.* ...................     100          664
                                               -----------
TOTAL INTERNET & CATALOG RETAIL                    138,949
                                               -----------
  DISTRIBUTORS 0.1%
  Handleman Co. .....................   4,371       73,783
                                               -----------
TOTAL DISTRIBUTORS                                  73,783
                                               -----------
  AUTOMOBILES 0.0%
  Harley-Davidson, Inc. .............     190        9,158
                                               -----------
TOTAL AUTOMOBILES                                    9,158
                                               -----------
TOTAL CONSUMER
   DISCRETIONARY                                 6,806,045
                                               -----------

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

HEALTH CARE 12.8%

  HEALTH CARE PROVIDERS & SERVICES 5.8%
  PSS World Medical,
    Inc.* ...........................  30,632  $   271,706
  Sunrise Senior Living,
    Inc.* ...........................  10,011      262,589
  Oxford Health Plans,
    Inc.* ...........................   6,307      260,542
  Service Corp.
    International/US* ...............  56,687      259,060
  UnitedHealth Group,
    Inc. ............................   4,748      238,919
  Health Net, Inc.* .................   7,524      238,285
  LifePoint Hospitals, Inc.* ........   9,137      219,745
  Hooper Holmes, Inc. ...............  27,902      185,548
  Centene Corp.* ....................   6,060      184,163
  Express Scripts, Inc.* ............   2,066      126,336
  Owens & Minor, Inc. ...............   5,150      124,115
  Aetna, Inc. .......................   1,134       69,208
  PacifiCare Health
    Systems, Inc.* ..................   1,318       64,318
  Quest Diagnostics,
    Inc.* ...........................     876       53,121
  Dendrite International,
    Inc.* ...........................   3,360       51,038
  WebMD Corp.* ......................   4,811       42,914
  AdvancePCS* .......................     930       42,380
  Coventry Health Care,
    Inc.* ...........................     617       32,541
  Henry Schein, Inc.* ...............     572       32,432
  Universal Health Services,
    Inc.--Class B* ..................     643       31,796
  Triad Hospitals, Inc.* ............     900       27,252
  Cardinal Health, Inc. .............     220       12,846
  D & K Healthcare
    Resources, Inc. .................     780       10,967
  Lincare Holdings, Inc.* ...........     260        9,529
  Humana, Inc.* .....................     509        9,188
  Medco Health Solutions,
    Inc.* ...........................      95        2,463
                                               -----------
TOTAL HEALTH CARE
  PROVIDERS & SERVICES                           2,863,001
                                               -----------



*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 9

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

  PHARMACEUTICALS 3.0%
  Merck & Co., Inc. .................   6,963  $   352,467
  Pfizer, Inc. ......................  11,537      350,494
  Watson Pharmaceuticals,
    Inc.* ...........................   6,033      251,516
  ICN Pharmaceuticals,
    Inc. ............................  10,494      180,077
  Johnson & Johnson, Inc. ...........   1,845       91,364
  Forest Laboratories, Inc.* ........   1,439       74,037
  Wyeth .............................   1,520       70,072
  aaiPharma, Inc.* ..................   3,153       53,948
  Bristol-Myers Squibb Co. ..........   1,070       27,456
  Eli Lilly & Co. ...................     440       26,136
  Hi-Tech Pharmacal Co.,
    Inc.* ...........................     286        6,712
  CollaGenex
    Pharmaceuticals, Inc.* ..........     421        4,517
  IVAX Corp.* .......................     120        2,352
                                               -----------
TOTAL PHARMACEUTICALS                            1,491,148
                                               -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.0%
  Cytyc Corp.* ......................  21,741      326,985
  Becton, Dickinson & Co. ...........   6,671      240,956
  Datascope Corp. ...................   6,851      210,600
  Thoratec Corp.* ...................  12,096      205,511
  Dade Behring Holdings,
    Inc.* ...........................   3,724      105,203
  Interpore International,
    Inc.* ...........................   6,337       97,336
  Beckman Coulter, Inc. .............     865       39,392
  Sybron Dental
    Specialties, Inc.* ..............   1,537       38,533
  Osteotech, Inc.* ..................   4,515       36,978
  Medtronic, Inc. ...................     590       27,683
  DJ Orthopedics, Inc.* .............   1,969       27,468
  Biosite, Inc.* ....................     930       26,393
  Zimmer Holdings, Inc.* ............     400       22,040
  Ventana Medical Systems,
    Inc.* ...........................     421       16,966
  INAMED Corp.* .....................     226       16,600
  Baxter International, Inc. ........     570       16,564
  DENTSPLY International,
    Inc. ............................     180        8,071


                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

  Varian Medical Systems,
    Inc.* ...........................     110  $     6,323
                                               -----------
TOTAL HEALTH CARE
  EQUIPMENT & SUPPLIES                           1,469,602
                                               -----------
  BIOTECHNOLOGY 1.0%
  Genencor International,
    Inc.* ...........................   8,692      136,377
  Genzyme Corp.* ....................   2,431      112,434
  Gen-Probe, Inc.* ..................   1,356       73,455
  Chiron Corp.* .....................   1,297       67,042
  Invitrogen Corp.* .................     817       47,378
  Amgen, Inc.* ......................     390       25,182
  MedImmune, Inc.* ..................     590       19,476
                                               -----------
TOTAL BIOTECHNOLOGY                                481,344
                                               -----------
TOTAL HEALTH CARE                                6,305,095
                                               -----------

INDUSTRIALS 10.9%

  MACHINERY 2.3%
  Parker Hannifin Corp. .............   5,806      259,528
  Danaher Corp. .....................   3,340      246,692
  Harsco Corp. ......................   2,683      103,215
  Albany International
    Corp.--Class A ..................   2,983       91,996
  Caterpillar, Inc. .................     982       67,601
  EnPro Industries, Inc.* ...........   5,412       52,226
  PACCAR, Inc. ......................     687       51,312
  Trinity Industries, Inc. ..........   1,857       48,003
  SPS Technologies, Inc.* ...........     947       42,615
  SPX Corp.* ........................     876       39,665
  Illinois Tool Works, Inc. .........     550       36,443
  Mueller Industries,
    Inc.* ...........................   1,297       33,009
  Reliance Steel &
    Aluminum Co. ....................   1,309       29,047
  Dover Corp. .......................     350       12,379
  Kennametal, Inc. ..................     270       10,098
  Kaydon Corp. ......................     300        7,122
  Wabtec Corp. ......................     410        6,499
  Thomas Industries, Inc. ...........     200        5,704
                                               -----------
TOTAL MACHINERY                                  1,143,154
                                               -----------



*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

10

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES 1.8%
  Cendant Corp.* ....................  15,585  $   291,284
  University of Phoenix
    Online* .........................   4,195      279,303
  Coinstar, Inc.* ...................   6,921       93,087
  NCO Group, Inc.* ..................   2,215       51,986
  Equifax, Inc. .....................   1,880       41,868
  Career Education Corp.* ...........     922       41,767
  Herman Miller, Inc. ...............   1,590       36,204
  Ionics, Inc.* .....................   1,087       26,588
  Portfolio Recovery
    Associates, Inc.* ...............     982       24,962
  Cornell Cos., Inc.* ...............     993       16,335
  G & K Services, Inc.--
    Class A .........................     180        6,300
                                               -----------
TOTAL COMMERCIAL SERVICES
  & SUPPLIES                                       909,684
                                               -----------
  AEROSPACE & DEFENSE 1.7%
  Goodrich Corp. ....................  11,320      274,397
  United Technologies
    Corp. ...........................   2,888      223,185
  General Dynamics Corp. ............   1,901      148,392
  United Defense
    Industries, Inc.* ...............   3,603      102,289
  L-3 Communications
    Holdings, Inc.* .................     888       38,406
  Aviall, Inc.* .....................   1,270       15,723
  Raytheon Co. ......................     260        7,280
  Alliant Techsystems, Inc.* ........      90        4,324
                                               -----------
TOTAL AEROSPACE & DEFENSE                          813,996
                                               -----------
  INDUSTRIAL CONGLOMERATES 1.4%
  General Electric Co. ..............  13,329      397,337
  ALLETE, Inc. ......................   7,617      208,553
  Standex International
    Corp. ...........................   1,472       35,770
  3M Co. ............................     340       23,484
  United Capital Corp. ..............     200        3,600
                                               -----------
TOTAL INDUSTRIAL CONGLOMERATES                     668,744
                                               -----------
  ELECTRICAL EQUIPMENT 1.3%
  American Power
    Conversion Corp. ................  12,086      207,154

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

  Rockwell Automation,
    Inc. ............................   7,060  $   185,325
  AMETEK, Inc. ......................   3,916      167,840
  Regal-Beloit Corp. ................   1,880       38,352
  Thomas & Betts Corp.* .............   2,242       35,535
                                               -----------
TOTAL ELECTRICAL EQUIPMENT                         634,206
                                               -----------
  ROAD & RAIL 1.0%
  Florida East Coast
    Industries, Inc. ................   5,257      151,139
  Genesee & Wyoming,
    Inc.--Class A* ..................   5,544      131,448
  Swift Transportation Co.,
    Inc.* ...........................   2,150       48,784
  SCS Transportation, Inc.* .........   3,223       48,667
  Yellow Corp.* .....................   1,367       40,846
  Werner Enterprises, Inc. ..........   1,658       37,985
  Union Pacific Corp. ...............     422       24,548
  Norfolk Southern Corp. ............     560       10,360
  USF Corp. .........................     220        6,923
  Kansas City Southern* .............     500        5,535
                                               -----------
TOTAL ROAD & RAIL                                  506,235
                                               -----------
  CONSTRUCTION & ENGINEERING 0.9%
  Granite Construction,
    Inc. ............................  13,469      251,601
  Insituform Technologies,
    Inc.--Class A* ..................   9,187      163,161
  Dycom Industries, Inc.* ...........     550       11,215
                                               -----------
TOTAL CONSTRUCTION
  & ENGINEERING                                    425,977
                                               -----------
  AIRLINES 0.2%
  Southwest Airlines Co. ............   2,464       43,613
  Alaska Air Group, Inc.* ...........   1,401       38,976
  Delta Air Lines, Inc. .............   2,431       32,332
                                               -----------
TOTAL AIRLINES                                     114,921
                                               -----------
  BUILDING PRODUCTS 0.2%
  USG Corp.* ........................   3,306       56,995
  Jacuzzi Brands, Inc.* .............   8,332       51,658
  Lennox International,
    Inc. ............................     160        2,338
                                               -----------
TOTAL BUILDING PRODUCTS                            110,991
                                               -----------


*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 11

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

  MARINE 0.1%
  Alexander & Baldwin,
    Inc. ............................   1,590  $    44,647
                                               -----------
TOTAL MARINE                                        44,647
                                               -----------
  AIR FREIGHT & COURIERS 0.0%
  Expeditors International
    of Washington, Inc. .............     260        8,947
                                               -----------
TOTAL AIR FREIGHT & COURIERS                         8,947
                                               -----------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
  W.W. Grainger, Inc. ...............     130        6,182
                                               -----------
TOTAL TRADING COMPANIES
  & DISTRIBUTORS                                     6,182
                                               -----------
TOTAL INDUSTRIALS                                5,387,684
                                               -----------

CONSUMER STAPLES 6.0%

  FOOD PRODUCTS 2.7%
  Dean Foods Co.* ...................   8,763      271,916
  Sara Lee Corp. ....................  13,705      251,624
  Flowers Foods, Inc. ...............   7,814      178,159
  ConAgra Foods, Inc. ...............   7,010      148,892
  Sanderson Farms, Inc. .............   4,401      138,456
  M&F Worldwide Corp.* ..............   9,360       90,137
  Central Garden & Pet
    Co.* ............................   2,839       74,155
  Alico, Inc. .......................   1,537       43,051
  Farmer Brothers Co. ...............     130       41,640
  McCormick & Co., Inc. .............   1,484       40,691
  Tyson Foods, Inc.--
    Class A .........................   2,389       33,757
                                               -----------
TOTAL FOOD PRODUCTS                              1,312,478
                                               -----------
  TOBACCO 1.3%
  Altria Group, Inc. ................  10,001      438,044
  Loews Corp.--Carolina
    Group ...........................   9,382      215,786
                                               -----------
TOTAL TOBACCO                                      653,830
                                               -----------
  FOOD & DRUG RETAILING 0.7%
  Wal-Mart Stores, Inc. .............   2,470      137,949
  Chronimed, Inc.* ..................   6,755       61,673
  Costco Wholesale Corp.* ...........   1,484       46,123

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

  CVS Corp. .........................   1,448  $    44,975
  Kroger Co.* .......................   2,301       41,119
  Ruddick Corp. .....................   1,647       25,594
  Pantry, Inc.* .....................     440        5,320
                                               -----------
TOTAL FOOD & DRUG RETAILING                        362,753
                                               -----------
  HOUSEHOLD PRODUCTS 0.7%
  Energizer Holdings, Inc.* .........   6,002      220,694
  Clorox Co. ........................   1,460       66,970
  Procter & Gamble Co. ..............     367       34,065
                                               -----------
TOTAL HOUSEHOLD PRODUCTS                           321,729
                                               -----------
  PERSONAL PRODUCTS 0.6%
  Gillette Co. ......................   8,038      257,055
  NBTY, Inc.* .......................     617       14,407
  Avon Products, Inc. ...............     160       10,329
  Elizabeth Arden, Inc.* ............     527        8,685
  Estee Lauder Cos., Inc.--
    Class A .........................     250        8,525
  Chattem, Inc.* ....................     509        7,065
  USANA Health Sciences,
    Inc.* ...........................     100        4,825
                                               -----------
TOTAL PERSONAL PRODUCTS                            310,891
                                               -----------
  BEVERAGES 0.0%
  PepsiCo, Inc. .....................     315       14,436
                                               -----------
TOTAL BEVERAGES                                     14,436
                                               -----------
TOTAL CONSUMER STAPLES                           2,976,117
                                               -----------

ENERGY 4.5%

  OIL & GAS 4.4%
  ConocoPhillips ....................   5,830      319,192
  Exxon Mobil Corp. .................   8,020      293,532
  Pogo Producing Co. ................   5,854      265,069
  Westport Resources
    Corp.* ..........................  10,738      252,772
  Nuevo Energy Co.* .................  12,233      222,274
  Chesapeake Energy
    Corp. ...........................  15,390      165,904
  Petroleum Development
    Corp.* ..........................   7,010       83,980
  Cimarex Energy Co.* ...............   3,752       73,539



*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

12

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

  Comstock Resources,
    Inc.* ...........................   4,857    $  64,889
  Murphy Oil Corp. ..................     971       57,046
  Valero Energy Corp. ...............   1,214       46,460
  Kerr-McGee Corp. ..................     982       43,836
  Tom Brown, Inc.* ..................   1,578       40,555
  EOG Resources, Inc. ...............     971       40,530
  XTO Energy, Inc. ..................   1,840       38,622
  Noble Energy, Inc. ................     959       36,730
  Western Gas Resources,
    Inc. ............................     947       35,986
  Devon Energy Corp. ................     670       32,287
  TransMontaigne, Inc.* .............   3,960       23,602
  Occidental Petroleum
    Corp. ...........................     509       17,932
  Forest Oil Corp.* .................     600       14,370
  Pioneer Natural
    Resources Co.* ..................     280        7,129
  Anadarko Petroleum
    Corp. ...........................     150        6,264
                                               -----------
TOTAL OIL & GAS                                  2,182,500
                                               -----------
  ENERGY EQUIPMENT & SERVICES 0.1%
  Veritas DGC, Inc.* ................   2,664       21,259
                                               -----------
TOTAL ENERGY EQUIPMENT
  & SERVICES                                        21,259
                                               -----------
TOTAL ENERGY                                     2,203,759
                                               -----------

MATERIALS 3.8%

  METALS & MINING 1.2%
  Newmont Mining Corp. ..............   7,044      275,350
  Alcoa, Inc. .......................  10,259      268,376
  Nucor Corp. .......................     690       31,657
  Commercial Metals Co. .............   1,635       30,035
  Brush Engineered
    Materials, Inc.* ................     700        7,175
                                               -----------
TOTAL METALS & MINING                              612,593
                                               -----------
  CONTAINERS & PACKAGING 1.0%
  Longview Fibre Co. ................  27,665      270,287
  Pactiv Corp.* .....................   9,682      196,351
  Greif, Inc.--Class A ..............   1,075       27,950
                                               -----------
TOTAL CONTAINERS & PACKAGING                       494,588
                                               -----------

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

  CHEMICALS 0.7%
  Airgas, Inc. ......................   7,914  $   140,869
  Praxair, Inc. .....................   1,145       70,933
  Valspar Corp. .....................     701       32,702
  Crompton Corp. ....................   4,240       24,634
  Ecolab, Inc. ......................     520       13,130
  PPG Industries, Inc. ..............     210       10,966
  Millennium Chemicals,
    Inc. ............................     710        6,780
  Engelhard Corp. ...................     240        6,641
  Ethyl Corp.* ......................     510        6,416
  H.B. Fuller Co. ...................     230        5,582
  Spartech Corp. ....................     250        5,325
  Cytec Industries, Inc.* ...........     138        5,037
  Dow Chemical Co. ..................      20          651
                                               -----------
TOTAL CHEMICALS                                    329,666
                                               -----------
  CONSTRUCTION MATERIALS 0.5%
  Ameron International
    Corp. ...........................   6,220      205,322
  Vulcan Materials Co. ..............     829       33,086
                                               -----------
TOTAL CONSTRUCTION MATERIALS                       238,408
                                               -----------
  PAPER & FOREST PRODUCTS 0.4%
  Rayonier, Inc. ....................   3,299      133,939
  MeadWestvaco Corp. ................   1,729       44,089
  Weyerhaeuser Co. ..................      70        4,092
                                               -----------
TOTAL PAPER & FOREST PRODUCTS                      182,120
                                               -----------
TOTAL MATERIALS                                  1,857,375
                                               -----------

UTILITIES 3.3%

  ELECTRIC UTILITIES 2.3%
  Wisconsin Energy Corp. ............   9,019      275,711
  Entergy Corp. .....................   4,482      242,700
  NSTAR .............................   4,652      220,970
  CH Energy Group, Inc. .............   3,081      135,564
  PNM Resources, Inc. ...............   1,961       54,987
  Public Service Enterprise
    Group, Inc. .....................   1,134       47,628
  Alliant Energy Corp. ..............   1,578       34,716
  Black Hills Corp. .................   1,122       34,625



*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 13

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2003
--------------------------------------------------------------------------------


                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

  CenterPoint Energy, Inc. ..........   3,201  $    29,353
  PG&E Corp.* .......................     710       16,969
  Allegheny Energy, Inc.* ...........   1,800       16,452
  Dominion Resources,
    Inc. /VA ........................     230       14,237
  WPS Resources Corp. ...............     240        9,888
  Southern Co. ......................     230        6,744
  DPL, Inc. .........................     340        5,831
  Texas Genco Holdings,
    Inc. ............................     118        2,808
                                               -----------
TOTAL ELECTRIC UTILITIES                         1,149,183
                                               -----------
  MULTI-UTILITIES 0.6%
  Avista Corp. ......................   9,508      148,135
  Energen Corp. .....................   3,525      127,534
  Westar Energy, Inc. ...............     490        9,041
                                               -----------
TOTAL MULTI-UTILITIES                              284,710
                                               -----------
  GAS UTILITIES 0.4%
  Southwestern Energy
    Co.* ............................   3,488       63,133
  Southern Union Co.* ...............   3,546       60,282
  South Jersey Industries,
    Inc. ............................     923       34,935
  NUI Corp. .........................   1,367       20,437
  Southwest Gas Corp. ...............     340        7,718
                                               -----------
TOTAL GAS UTILITIES                                186,505
                                               -----------
  WATER UTILITIES 0.0%
  American States Water
    Co. .............................     929       21,896
                                               -----------
TOTAL WATER UTILITIES                               21,896
                                               -----------
TOTAL UTILITIES                                  1,642,294
                                               -----------

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------

TELECOMMUNICATION SERVICES 2.0%

  DIVERSIFIED TELECOMMUNICATION
    SERVICES 1.7%
  Sprint Corp.-FON
    Group ...........................  18,038  $   272,374
  CenturyTel, Inc. ..................   7,653      259,360
  Shenandoah
    Telecommunications
    Co. .............................   5,315      204,893
  AT&T Corp. ........................   2,405       51,827
  Citizens Communications
    Co.* ............................   2,780       31,164
  Verizon Communications,
    Inc. ............................     120        3,893
  WilTel Communications
    Group, Inc.* ....................      98        1,566
                                               -----------
TOTAL DIVERSIFIED
  TELECOMMUNICATION SERVICES                       825,077
                                               -----------
  WIRELESS TELECOMMUNICATION
    SERVICES 0.3%
  AT&T Wireless Services,
    Inc.* ...........................   9,359       76,557
  Sprint Corp.-PCS
    Group* ..........................  11,296       64,726
  SBA Communications
    Corp.* ..........................     880        2,816
                                               -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                         144,099
                                               -----------
TOTAL TELECOMMUNICATION
   SERVICES                                        969,176
                                               -----------
TOTAL COMMON STOCKS
  (Cost $44,512,593) ................           47,483,685
                                               -----------



*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

14

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2003
--------------------------------------------------------------------------------

                                                                       MARKET
                                                           FACE         VALUE
                                                         AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------




REPURCHASE AGREEMENTS 3.6%
Repurchase Agreement (Note 5)
  0.96% due 10/01/03 ................................. $392,530   $   392,530
  0.94% due 10/01/03 .................................   27,943        27,943
  0.93% due 10/01/03 .................................  392,530       392,530
  0.91% due 10/01/03 .................................  392,530       392,530
  0.90% due 10/01/03 .................................  554,160       554,160
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,759,693) ..................................              1,759,693
                                                                  ------------
TOTAL INVESTMENTS 100%
  (Cost $46,272,286) .................................            $49,243,378
                                                                  ============

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                      CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
December 2003 S&P 500 Index Futures Contracts
  (Aggregate Market Value of Contract $255,000) ......        1   $    (1,820)
December 2003 Russell 2000 Index Futures Contracts
  (Aggregate Market Value of Contract $243,250) ......        1        (2,755)
December 2003 S&P 500 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $298,275) .....        6        (7,908)
                                                                  ------------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $796,525) .            $   (12,483)
                                                                  ============





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 15

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------

                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------


COMMON STOCKS 98.7%

INFORMATION TECHNOLOGY 30.0%

  ELECTRONIC EQUIPMENT
    & INSTRUMENTS 8.0%
  Agilent Technologies,
    Inc.* ...........................  28,700  $   634,557
  Flextronics International
    Ltd.* ...........................  43,500      616,830
  CDW Corp. .........................   8,700      502,338
  Jabil Circuit, Inc.* ..............  19,200      500,160
  Sanmina-SCI Corp.* ................  49,800      483,060
  Thermo Electron Corp.* ............  19,000      412,300
  Solectron Corp.* ..................  70,400      411,840
  Waters Corp.* .....................  14,200      389,506
  Molex, Inc. .......................  13,600      388,824
  Vishay Intertechnology,
    Inc.* ...........................  21,500      376,680
  Celestica, Inc.* ..................  23,600      374,296
  Symbol Technologies,
    Inc. ............................  29,900      357,305
  AVX Corp. .........................  25,700      351,833
  National Instruments
    Corp. ...........................   8,000      322,000
  Amphenol Corp.--
    Class A* ........................   4,700      244,635
                                               -----------
TOTAL ELECTRONIC EQUIPMENT
  & INSTRUMENTS                                  6,366,164
                                               -----------
  COMMUNICATIONS EQUIPMENT 7.4%
  Cisco Systems, Inc.* ..............  59,000    1,152,860
  Nokia OYJ--SP ADR .................  52,000      811,200
  QUALCOMM, Inc. ....................  13,800      574,632
  Motorola, Inc. ....................  45,500      544,635
  Nortel Networks Corp.* ............  99,900      409,590
  Alcatel SA--SP ADR* ...............  30,600      361,998
  Corning, Inc.* ....................  38,100      358,902
  Lucent Technologies,
    Inc.* ........................... 130,700      282,312
  QLogic Corp.* .....................   5,100      239,751
  JDS Uniphase Corp.* ...............  58,200      209,520
  Avaya, Inc.* ......................  18,500      201,650
  Juniper Networks, Inc.* ...........  13,500      201,420



                                                    MARKET
                                                     VALUE
                                       SHARES     (NOTE 1)
----------------------------------------------------------
  Scientific-Atlanta, Inc. ..........   6,300     $196,245
  UTStarcom, Inc.* ..................   5,900      187,679
  Tellabs, Inc.* ....................  23,000      156,170
                                               -----------
TOTAL COMMUNICATIONS
  EQUIPMENT                                      5,888,564
                                               -----------
  SEMICONDUCTOR EQUIPMENT
    & PRODUCTS 7.4%
  Intel Corp. .......................  42,640    1,173,027
  Texas Instruments, Inc. ...........  23,200      528,960
  Taiwan Semiconductor
    Manufacturing Co.
    Ltd.--SP ADR* ...................  45,420      491,899
  Applied Materials, Inc.* ..........  24,420      442,979
  STMicroelectronics NV .............  17,300      416,065
  Analog Devices, Inc.* .............   8,860      336,857
  United Microelectronics
    Corp.--SP ADR* ..................  72,100      325,171
  Maxim Integrated
    Products, Inc. ..................   7,840      309,680
  Linear Technology Corp. ...........   8,180      292,926
  KLA-Tencor Corp.* .................   5,520      283,728
  Xilinx, Inc.* .....................   9,640      274,836
  Micron Technology, Inc.* ..........  19,640      263,569
  Infineon Technologies
    AG--SP ADR* .....................  19,980      257,542
  Altera Corp.* .....................  11,500      217,350
  ASML Holding NV* ..................  15,280      200,626
                                               -----------
TOTAL SEMICONDUCTOR
  EQUIPMENT & PRODUCTS                           5,815,215
                                               -----------
  INTERNET SOFTWARE & SERVICES 7.2%
  Yahoo!, Inc.* .....................  42,800    1,514,264
  Overture Services, Inc.* ..........  24,100      638,409
  VeriSign, Inc.* ...................  42,800      576,516
  WebEx Communications,
    Inc.* ...........................  23,800      451,962
  United Online, Inc.* ..............  12,000      416,640
  DoubleClick, Inc.* ................  35,500      382,335
  EarthLink, Inc.* ..................  44,800      368,704
  RealNetworks, Inc.* ...............  50,800      332,740
  Internet Security Systems,
    Inc.* ...........................  20,900      261,250
  Open Text Corp.* ..................   7,600      259,388


*NON-INCOME PRODUCING SECURITIES
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

16

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS(UNAUDITED) (CONTINUED)                September 30, 2003
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Ariba, Inc.* ...............................      82,700         $   251,408
  PEC Solutions, Inc.* .......................      16,300             240,588
                                                                   ------------
TOTAL INTERNET SOFTWARE
  & SERVICES                                                         5,694,204
                                                                   ------------
TOTAL INFORMATION
   TECHNOLOGY                                                       23,764,147
                                                                   ------------

CONSUMER DISCRETIONARY 24.1%

  INTERNET & CATALOG RETAIL 8.5%
  eBay, Inc.* ................................      40,380           2,160,734
  Amazon.com, Inc.* ..........................      36,350           1,757,886
  InterActiveCorp* ...........................      43,383           1,433,808
  Priceline.com, Inc.* .......................      12,506             362,549
  Netflix, Inc.* .............................      10,720             360,299
  Insight Enterprises, Inc.* .................      17,600             267,872
  ValueVision Media,
    Inc.--Class A* ...........................      12,970             206,353
  Alloy, Inc.* ...............................      15,880              88,928
  J. Jill Group, Inc.* .......................       6,160              70,840
                                                                   ------------
TOTAL INTERNET & CATALOG RETAIL                                      6,709,269
                                                                   ------------
  HOTELS RESTAURANTS & LEISURE 8.0%
  McDonald's Corp. ...........................      31,100             732,094
  Carnival Corp. .............................      19,900             654,511
  Starbucks Corp.* ...........................      19,000             547,200
  Marriott International,
    Inc.--Class A ............................      12,200             524,966
  International Game
    Technology, Inc. .........................      16,200             456,030
  Starwood Hotels &
    Resorts Worldwide,
    Inc. .....................................      13,000             452,400
  Yum! Brands, Inc.* .........................      14,700             435,414
  Hilton Hotels Corp. ........................      25,500             413,610
  Royal Caribbean Cruises
    Ltd. .....................................      13,600             382,296
  Harrah's Entertainment,
    Inc. .....................................       7,800             328,458
  MGM Mirage, Inc.* ..........................       8,300             303,365
  Wendy's International,
    Inc. .....................................       8,800             284,240
  Darden Restaurants, Inc. ...................      14,500             275,500

                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
--------------------------------------------------------------------------------
  Brinker International,
    Inc.* ....................................       7,800         $   260,208
  Outback Steakhouse, Inc. ...................       6,500             246,155
                                                                   ------------
TOTAL HOTELS RESTAURANTS
  & LEISURE                                                          6,296,447
                                                                   ------------
  AUTO COMPONENTS 7.6%
  Johnson Controls, Inc. .....................       8,500             804,100
  Magna International,
    Inc.--Class A ............................      10,300             743,145
  Delphi Corp. ...............................      60,300             545,715
  Lear Corp.* ................................      10,000             526,400
  Autoliv, Inc. ..............................      13,600             410,312
  Gentex Corp.* ..............................      11,500             400,660
  Dana Corp. .................................      24,900             384,207
  BorgWarner, Inc. ...........................       5,400             366,390
  American Axle &
    Manufacturing
    Holdings, Inc.* ..........................      11,500             340,170
  Superior Industries
    International, Inc. ......................       7,200             291,960
  Cooper Tire & Rubber
    Co. ......................................      16,800             266,616
  ArvinMeritor, Inc. .........................      14,800             263,588
  Modine Manufacturing
    Co. ......................................       9,900             235,620
  Visteon Corp. ..............................      34,700             229,020
  Goodyear Tire & Rubber
    Co. ......................................      31,500             206,955
                                                                   ------------
TOTAL AUTO COMPONENTS                                                6,014,858
                                                                   ------------
TOTAL CONSUMER
   DISCRETIONARY                                                    19,020,574
                                                                   ------------

FINANCIALS 14.7%

  DIVERSIFIED FINANCIALS 13.0%
  American Express Co. .......................      38,800           1,748,328
  MBNA Corp. .................................      53,300           1,215,240
  SLM Corp. ..................................      24,500             954,520
  Capital One Financial
    Corp. ....................................      14,800             844,192
  J.P. Morgan Chase & Co. ....................      20,500             703,765
  Morgan Stanley .............................      12,700             640,842


*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 17

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS(UNAUDITED) (CONTINUED)                September 30, 2003
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Merrill Lynch & Co.,
    Inc. .....................................      10,800         $   578,124
  Goldman Sachs Group,
    Inc. .....................................       6,500             545,350
  Providian Financial
    Corp.* ...................................      38,200             450,378
  State Street Corp. .........................       7,300             328,500
  Charles Schwab Corp. .......................      27,100             322,761
  Lehman Brothers
    Holdings, Inc. ...........................       4,600             317,768
  Student Loan Corp. .........................       2,600             310,258
  AmeriCredit Corp.* .........................      28,500             293,550
  Franklin Resources, Inc. ...................       6,600             291,786
  Bear Stearns Cos., Inc. ....................       2,900             216,920
  Northern Trust Corp. .......................       5,000             212,200
  Legg Mason, Inc. ...........................       2,200             158,840
  T. Rowe Price Group,
    Inc. .....................................       3,800             156,788
                                                                   ------------
TOTAL DIVERSIFIED FINANCIALS                                        10,290,110
                                                                   ------------
  BANKS 1.7%
  UBS AG .....................................      12,100             680,383
  Bank of New York Co.,
    Inc. .....................................      12,900             375,519
  Mellon Financial Corp. .....................      10,300             310,442
                                                                   ------------
TOTAL BANKS                                                          1,366,344
                                                                   ------------
TOTAL FINANCIALS                                                    11,656,454
                                                                   ------------

MATERIALS 14.4%

  METALS & MINING 7.2%
  Alcoa, Inc. ................................      26,000             680,160
  Newmont Mining Corp. .......................      14,000             547,260
  POSCO--SP ADR ..............................      17,500             500,500
  Alcan, Inc. ................................      12,800             489,728
  Barrick Gold Corp. .........................      24,200             455,686
  AngloGold Ltd.--SP
    ADR ......................................      10,500             395,850
  Gold Fields Ltd.--SP
    ADR ......................................      25,200             357,084
  Nucor Corp. ................................       7,300             334,924
  Placer Dome, Inc. ..........................      24,200             332,750
  Phelps Dodge Corp.* ........................       7,100             332,280

                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
--------------------------------------------------------------------------------
  Freeport-McMoRan
    Copper & Gold, Inc.--
    Class B ..................................       9,700         $   321,070
  Inco Ltd.* .................................      11,100             308,025
  Harmony Gold Mining
    Co. Ltd.--SP ADR .........................      16,000             231,840
  Goldcorp, Inc. .............................      15,600             217,776
  Kinross Gold Corp.* ........................      27,700             206,642
                                                                   ------------
TOTAL METALS & MINING                                                5,711,575
                                                                   ------------
  CONSTRUCTION MATERIALS 7.2%
  Cemex SA de CV--SP
    ADR ......................................      67,800           1,691,610
  Vulcan Materials Co. .......................      29,800           1,189,318
  Lafarge North America,
    Inc. .....................................      26,600             925,680
  Martin Marietta Materials,
    Inc. .....................................      21,800             794,610
  Florida Rock Industries,
    Inc. .....................................      15,300             758,880
  Texas Industries, Inc. .....................      13,592             334,363
                                                                   ------------
TOTAL CONSTRUCTION MATERIALS                                         5,694,461
                                                                   ------------
TOTAL MATERIALS                                                     11,406,036
                                                                   ------------

HEALTH CARE 8.1%

  BIOTECHNOLOGY 8.1%
  Genentech, Inc.* ...........................      15,000           1,202,100
  Amgen, Inc.* ...............................      18,400           1,188,088
  Gilead Sciences, Inc.* .....................       8,300             464,219
  Chiron Corp.* ..............................       8,600             444,534
  Genzyme Corp.* .............................       9,300             430,125
  MedImmune, Inc.* ...........................      10,800             356,508
  IDEC Pharmaceuticals
    Corp.* ...................................       9,300             308,295
  Celgene Corp.* .............................       7,000             303,310
  Invitrogen Corp.* ..........................       5,200             301,548
  Millennium
    Pharmaceuticals, Inc.* ...................      18,300             281,637
  Biogen, Inc.* ..............................       7,200             275,256
  Amylin Pharmaceuticals,
    Inc.* ....................................       8,900             251,336
  Cephalon, Inc.* ............................       4,900             225,008


*NON-INCOME PRODUCING SECURITIES
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

18

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS(UNAUDITED) (CONCLUDED)                September 30, 2003
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Affymetrix, Inc.* ..........................       9,200         $   193,108
  Neurocrine Biosciences,
    Inc.* ....................................       3,200             158,464
                                                                   ------------
TOTAL BIOTECHNOLOGY                                                  6,383,536
                                                                   ------------
TOTAL HEALTH CARE                                                    6,383,536
                                                                   ------------

INDUSTRIALS 7.4%

  AIRLINES 7.4%
  Southwest Airlines Co. .....................      92,200           1,631,940
  JetBlue Airways Corp.* .....................      17,000           1,036,490
  Delta Air Lines, Inc. ......................      38,900             517,370
  AMR Corp.* .................................      40,000             458,000
  Alaska Air Group, Inc.* ....................      16,100             447,902
  Continental Airlines, Inc.--Class B* .......      26,200             434,396
  SkyWest, Inc. ..............................      22,700             393,164
  ExpressJet Holdings, Inc.* .................      26,600             367,080
  Northwest Airlines Corp.* ..................      35,072             340,198
  Atlantic Coast Airlines Holdings, Inc.* ....      24,400             207,644
                                                                   ------------
TOTAL AIRLINES                                                       5,834,184
                                                                   ------------
TOTAL INDUSTRIALS                                                    5,834,184
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $72,248,643) .........................                      78,064,931
                                                                   ------------
                                                      FACE
                                                    AMOUNT
                                                 ---------

REPURCHASE AGREEMENTS 1.3%
Repurchase Agreement (Note 5)
  0.96% due 10/01/03 .........................    $235,887             235,887
  0.94% due 10/01/03 .........................      16,792              16,792
  0.93% due 10/01/03 .........................     235,887             235,887
  0.91% due 10/01/03 .........................     235,887             235,887
  0.90% due 10/01/03 .........................     333,017             333,017
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,057,470) ..........................                       1,057,470
                                                                   ------------
TOTAL INVESTMENTS 100%
  (Cost $73,306,113) .........................                     $79,122,401
                                                                   ============


*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 19


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              September 30, 2003
--------------------------------------------------------------------------------

                                                                   CORE             SECTOR
                                                                 EQUITY           ROTATION
                                                                   FUND               FUND
                                                            -----------        -----------
ASSETS
Securities at Value* (Notes 1, 2 and 5) ...............     $49,243,378        $79,122,401
Segregated Cash with Broker ...........................          85,050                 --
Receivable for Shares Purchased .......................         241,909             68,064
Investment Income Receivable (Note 1) .................          38,379             26,498
                                                            -----------        -----------
  TOTAL ASSETS ........................................      49,608,716         79,216,963
                                                            -----------        -----------
LIABILITIES
Payable for Futures Contracts Settlement (Note 1) .....          18,372                 --
Payable for Securities Purchased (Note 1) .............         981,576                 --
Liability for Shares Redeemed .........................         190,288          1,001,017
Investment Advisory Fee Payable (Note 3) ..............          27,165             60,993
Transfer Agent Fee Payable (Note 3) ...................           9,702             16,942
Distribution and Service Fee Payable (Note 3) .........           3,628              6,917
Portfolio Accounting Fee Payable (Note 3) .............           3,881              6,777
Custody Fees Payable ..................................           1,281              2,480
Other Liabilities .....................................           5,180              9,090
                                                            -----------        -----------
  TOTAL LIABILITIES ...................................       1,241,073          1,104,216
                                                            -----------        -----------
NET ASSETS (NOTE 8) ...................................     $48,367,643        $78,112,747
                                                            ===========        ===========
H CLASS:
Net Assets ............................................     $32,627,770        $49,511,354
Shares Outstanding ....................................       2,639,666          5,361,153
Net Asset Value Per Share .............................          $12.36              $9.24
C CLASS:
Net Assets ............................................     $15,739,873        $28,601,393
Shares Outstanding ....................................       1,283,976          3,130,972
Net Asset Value Per Share .............................          $12.26              $9.13


* THE COST OF SECURITIES AT VALUE IS $46,272,286 AND $73,306,113, RESPECTIVELY.

See Notes to Financial Statements.

20


STATEMENTS OF OPERATIONS (UNAUDITED)                              Period Ended September 30, 2003
-------------------------------------------------------------------------------------------------

                                                                          CORE             SECTOR
                                                                        EQUITY           ROTATION
                                                                          FUND               FUND
                                                                    ----------        -----------
INVESTMENT INCOME
  Interest (Note 1) .............................................   $    3,429        $     8,490
  Dividends, Net of Foreign Tax Withheld* (Note 1) ..............      281,737            337,755
                                                                    ----------        -----------
    Total Income ................................................      285,166            346,245
                                                                    ----------        -----------
EXPENSES
  Advisory Fees (Note 3) ........................................      143,558            302,726
  Transfer Agent Fees (Note 3) ..................................       45,628             84,091
  Distribution & Service Fees: (Note 3)
    H Class .....................................................       31,212             54,818
    C Class .....................................................       57,667            117,089
  Accounting Fees (Note 3) ......................................       18,251             33,636
  Trustees' Fees ................................................          524              1,357
  Custodian Fees ................................................        6,418             11,858
  Miscellaneous .................................................       17,075             30,585
                                                                    ----------        -----------
    Total Expenses ..............................................      320,333            636,160
                                                                    ----------        -----------
Net Investment Loss .............................................      (35,167)          (289,915)
                                                                    ----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities .........................................    3,116,805          5,708,464
  Futures Contracts .............................................         (964)                --
                                                                    ----------        -----------
    Total Net Realized Gain .....................................    3,115,841          5,708,464
                                                                    ----------        -----------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities .........................................    2,834,133          5,696,529
  Futures Contracts .............................................      (12,483)                --
                                                                    ----------        -----------
  Net Change in Unrealized Appreciation .........................    2,821,650          5,696,529
                                                                    ----------        -----------
    Net Gain on Investments .....................................    5,937,491         11,404,993
                                                                    ----------        -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $5,902,324        $11,115,078
                                                                    ==========        ===========


* NET OF FOREIGN TAX WITHHELD OF $25 AND $4,165, RESPECTIVELY.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 21


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               CORE EQUITY FUND
                                                                       -----------------------------------
                                                                              PERIOD                PERIOD
                                                                               ENDED                 ENDED
                                                                       SEPTEMBER 30,             MARCH 31,
                                                                               2003+                 2003*
                                                                       -------------           -----------
FROM OPERATIONS
  Net Investment Income (Loss) ......................................    $   (35,167)          $     5,530
  Net Realized Gain (Loss) on Investments and Futures ...............      3,115,841            (1,235,184)
  Net Change in Unrealized Appreciation on
    Investments and Futures .........................................      2,821,650               136,959
                                                                         -----------           -----------
  Net Increase (Decrease) in Net Assets from Operations .............      5,902,324            (1,092,695)
                                                                         -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1) ..............................             --                    --
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 7) .............................................     18,178,312            25,379,702
                                                                         -----------           -----------
  Net Increase in Net Assets ........................................     24,080,636            24,287,007
NET ASSETS--BEGINNING OF PERIOD .....................................     24,287,007                    --
                                                                         -----------           -----------
NET ASSETS--END OF PERIOD (NOTE 8) ..................................    $48,367,643           $24,287,007
                                                                         ===========           ===========


* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 23, 2002.
+ UNAUDITED.

See Notes to Financial Statements.

22


STATEMENTS OF CHANGES IN NET ASSETS(CONCLUDED)
--------------------------------------------------------------------------------

                                                                               SECTOR ROTATION FUND
                                                                       -----------------------------------
                                                                              PERIOD                  YEAR
                                                                               ENDED                 ENDED
                                                                       SEPTEMBER 30,             MARCH 31,
                                                                               2003+                  2003
                                                                       -------------          ------------
FROM OPERATIONS
  Net Investment Loss .............................................      $  (289,915)         $   (168,458)
  Net Realized Gain (Loss) on Investments .........................        5,708,464           (24,197,329)
  Net Change in Unrealized Appreciation
    on Investments ................................................        5,696,529                73,823
                                                                         -----------          ------------
  Net Increase (Decrease) in Net Assets
    from Operations ...............................................       11,115,078           (24,291,964)
                                                                         -----------          ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1) ............................               --                    --
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 7) ...........................................       14,614,138            53,470,374
                                                                         -----------          ------------
  Net Increase in Net Assets ......................................       25,729,216            29,178,410
NET ASSETS--BEGINNING OF PERIOD ...................................       52,383,531            23,205,121
                                                                         -----------          ------------
NET ASSETS--END OF PERIOD (NOTE 8) ................................      $78,112,747          $ 52,383,531
                                                                         ===========          ============


+ UNAUDITED.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 23



--------------------------------------------------------------------------------

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24
and

                                                                                                             SEMI-ANNUAL REPORT 25

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

                                                 H CLASS                                               H CLASS
                                          ------------------------                      ------------------------------------------
                                                  CORE                                                 SECTOR
                                                 EQUITY                                               ROTATION
                                                  FUND                                                  FUND
                                          ------------------------                      ------------------------------------------
                                                 PERIOD     PERIOD                             PERIOD          YEAR         PERIOD
                                                  ENDED      ENDED                              ENDED         ENDED          ENDED
                                          SEPTEMBER 30,  MARCH 31,                      SEPTEMBER 30,     MARCH 31,      MARCH 31,
                                                 2003++      2003*                             2003++          2003          2002*
                                          -------------  ---------                      -------------     ---------      ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING
  OF PERIOD ................................     $10.15     $10.00                              $7.58         $9.99         $10.00
                                               --------   --------                           --------      --------       --------
Net Investment Income (Loss)+ ..............         --        .01                               (.03)         (.01)            --
Net Realized and Unrealized Gains
  (Losses) on Securities ...................       2.21        .14                               1.69         (2.40)         (.01)
                                               --------   --------                           --------      --------       --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ................       2.21        .15                               1.66         (2.41)          (.01)
DISTRIBUTIONS TO SHAREHOLDERS ..............         --         --                                 --            --             --
                                               --------   --------                           --------      --------       --------
Net Increase (Decrease) in
  Net Asset Value ..........................       2.21        .15                               1.66         (2.41)          (.01)
                                               --------   --------                           --------      --------       --------
NET ASSET VALUE--END OF PERIOD .............     $12.36     $10.15                              $9.24         $7.58          $9.99
                                               ========   ========                           ========      ========       ========
TOTAL INVESTMENT RETURN ....................     21.77%      1.50%                             21.90%      (24.12)%        (0.10)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................    1.52%**    1.67%**                            1.63%**         1.68%        1.69%**
Net Expenses ...............................    1.52%**    1.67%**                            1.63%**         1.68%        1.69%**
Net Investment Income (Loss) ...............    0.05%**    0.22%**                          (0.60)%**       (0.08)%      (1.13)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................       139%       123%                               202%          451%             --
Net Assets, End of Period
  (000's omitted) ..........................    $32,628    $18,516                            $49,511       $34,845        $18,055


  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002--SECTOR ROTATION FUND; SEPTEMBER 23, 2002--CORE EQUITY FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ UNAUDITED.

See Notes to Financial Statements.

26
and
                                                                                                              SEMI-ANNUAL REPORT 27


FINANCIAL HIGHLIGHTS(CONCLUDED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                 C CLASS                                                C CLASS
                                          ------------------------                      ------------------------------------------
                                                  CORE                                                  SECTOR
                                                 EQUITY                                                ROTATION
                                                  FUND                                                   FUND
                                          ------------------------                      ------------------------------------------
                                                 PERIOD     PERIOD                             PERIOD          YEAR         PERIOD
                                                  ENDED      ENDED                              ENDED         ENDED          ENDED
                                          SEPTEMBER 30,  MARCH 31,                      SEPTEMBER 30,     MARCH 31,      MARCH 31,
                                                 2003++      2003*                             2003++          2003          2002*
                                          -------------  ---------                      -------------     ---------      ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING
  OF PERIOD ................................     $10.11     $10.00                              $7.53         $9.99         $10.00
                                               --------   --------                           --------      --------       --------
Net Investment Loss+ .......................       (.04)      (.03)                              (.06)         (.07)            --
Net Realized and Unrealized Gains
  (Losses) on Securities ...................       2.19        .14                               1.66         (2.39)          (.01)
                                               --------   --------                           --------      --------       --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ................       2.15        .11                               1.60         (2.46)          (.01)
DISTRIBUTIONS TO SHAREHOLDERS ..............         --         --                                 --            --             --
                                               --------   --------                           --------      --------       --------
Net Increase (Decrease) in
  Net Asset Value ..........................       2.15        .11                               1.60         (2.46)          (.01)
                                               --------   --------                           --------      --------       --------
NET ASSET VALUE--END OF
  PERIOD ...................................     $12.26     $10.11                              $9.13         $7.53          $9.99
                                               ========   ========                           ========      ========       ========
TOTAL INVESTMENT RETURN ....................     21.27%      1.10%                             21.25%       (24.62)%       (0.10)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................    2.26%**    2.41%**                            2.38%**         2.44%        2.44%**
Net Expenses ...............................    2.26%**    2.41%**                            2.38%**         2.44%        2.44%**
Net Investment Loss ........................  (0.71)%**  (0.48)%**                          (1.35)%**       (0.83)%      (1.86)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................       139%       123%                               202%          451%            --
Net Assets, End of Period
  (000's omitted) ..........................    $15,740     $5,771                            $28,601       $17,538         $5,150


  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002--SECTOR ROTATION FUND; SEPTEMBER 23, 2002--CORE EQUITY FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ UNAUDITED.

See Notes to Financial Statements.

28

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Rydex Series Funds (the "Trust") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and are authorized to issue an unlimited number of shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, H Class Shares, C Class Shares, and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. C Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if shares are redeemed within 12 months of purchase. At September 30, 2003, the Trust consisted of thirty-four separate series: fourteen Benchmark Funds, one Money Market Fund, seventeen Sector Funds, and two Strategic Funds. This report covers the Strategic Funds (the "Funds"), while the Money Market and Benchmark Funds and the Sector Funds are contained in separate reports. As of September 30, 2003, only H Class and C Class Shares had been issued in the Strategic Funds.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange or American Stock Exchange) are valued at the last quoted sales price as of close of business on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price as of 4:00 p.m. on the valuation date. Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to the

                                                           SEMI-ANNUAL REPORT 29


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets value of each Fund included in the Trust.

D. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options.

E. Each Strategic Fund seeks long-term capital appreciation and seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Funds may also purchase American Depository Receipts ("ADRs") and U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions. The risks inherent in the use of futures, options and swaps agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

F. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS
As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has

30

--------------------------------------------------------------------------------

established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the "Advisor"), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Strategic Funds. Effective July 1, 2003, the Trustees voted to reduce Core Equity's basic management fee to 0.70% of the Fund's average daily net assets and implement a performance adjustment allowing the basic fee to increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000(R) Index (the "Index"). The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month beginning June 30, 2004. Until June 30, 2004, the effective management fee will remain constant at 0.70% of the Fund's

                                                           SEMI-ANNUAL REPORT 31


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

average daily net assets. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Strategic Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Strategic Funds.

Certain officers and trustees of the Trust are also officers and directors of Rydex Fund Services, Inc.

The Trust has adopted a Distribution Plan (the "Plan") applicable to its H Class Shares, for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C Class Shares average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing on-going services to you. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. The annual 0.75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees to your financial advisor.

Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

4.   FEDERAL INCOME TAX INFORMATION
The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

32

--------------------------------------------------------------------------------

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts (e.g. financial futures contracts). These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At September 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                           TAX             TAX                NET
                                           TAX      UNREALIZED      UNREALIZED         UNREALIZED
FUND                                      COST            GAIN            LOSS               GAIN
------                             -----------      ----------     -----------         ----------
Core Equity Fund ................  $45,540,828      $4,272,981     $  (570,431)        $3,702,550
Sector Rotation Fund ............   72,527,770       8,384,250      (1,789,619)         6,594,631



5.   REPURCHASE AGREEMENTS
The Trust transfers uninvested cash balances into a single joint account, along with uninvested cash of the Rydex Dynamic Funds, a separate Trust, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Trusts' custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of September 30, 2003, are as follows:

COUNTERPARTY                         TERMS OF AGREEMENT        FACE VALUE     MARKET VALUE     MATURITY VALUE
---------------                      ------------------      ------------     ------------     --------------
Salomon Smith Barney, Inc. .......    0.90% due 10/1/03      $240,000,000     $240,000,000      $240,005,918
U.S. Bank NA .....................    0.96% due 10/1/03       170,000,000      170,000,000       170,004,471
Paine Webber, Inc. ...............    0.93% due 10/1/03       170,000,000      170,000,000       170,004,332
Morgan Stanley, Inc. .............    0.91% due 10/1/03       170,000,000      170,000,000       170,004,238
Lehman Brothers, Inc. ............    0.94% due 10/1/03        12,101,668       12,101,668        12,101,980
                                                                              ------------      ------------
                                                                              $762,101,668      $762,120,939
                                                                              ============      ============

                                                           SEMI-ANNUAL REPORT 33

--------------------------------------------------------------------------------

As of September 30, 2003, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                         RANGE OF RATES             PAR VALUE        MARKET VALUE
---------------                      ---------------          ------------        ------------
U. S. Treasury Bonds .............   3.875% - 5.375%          $268,291,421        $312,444,509
U. S. Treasury Notes .............   0.000% - 7.000%           257,405,610         293,257,361
Ginnie Mae .......................   4.500% - 5.000%           174,032,279         173,848,577
                                                                                  ------------
                                                                                  $779,550,447
                                                                                  ============

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6.   SECURITIES TRANSACTIONS
During the period ended September 30, 2003, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:
                                                   CORE                 SECTOR
                                                 EQUITY               ROTATION
                                                   FUND                  FUND
                                            -----------           ------------
Purchases ...............................   $67,445,856           $145,771,802
Sales ...................................   $49,928,973           $129,873,034

7.   SHARE TRANSACTIONS
The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the period ended September 30, 2003 were:

H CLASS:                                                      CORE               SECTOR
                                                            EQUITY             ROTATION
                                                              FUND                 FUND
                                                       -----------         ------------
Shares Purchased ...................................     3,718,233            3,611,615
Purchased through Dividend Reinvestment ............            --                   --
                                                       -----------         ------------
Total Purchased ....................................     3,718,233            3,611,615
Shares Redeemed ....................................    (2,902,166)          (2,845,961)
                                                       -----------         ------------
Net Shares Purchased ...............................       816,067              765,654
                                                       ===========         ============

C CLASS:                                                      CORE               SECTOR
                                                            EQUITY             ROTATION
                                                              FUND                 FUND
                                                       -----------         ------------
Shares Purchased ...................................       849,691            1,261,809
Purchased through Dividend Reinvestment ............            --                   --
                                                       -----------         ------------
Total Purchased ....................................       849,691            1,261,809
Shares Redeemed ....................................      (136,431)            (460,138)
                                                       -----------         ------------
Net Shares Purchased ...............................       713,260              801,671
                                                       ===========         ============

34

--------------------------------------------------------------------------------

Transactions in shares for the period ended March 31, 2003 were:

H CLASS:                                                        CORE              SECTOR
                                                              EQUITY            ROTATION
                                                                FUND                FUND
                                                        ------------        ------------
Shares Purchased ...................................       4,450,764          14,679,220
Purchased through Dividend Reinvestment ............              --                  --
                                                        ------------        ------------
Total Purchased ....................................       4,450,764          14,679,220
Shares Redeemed ....................................      (2,627,165)        (11,890,532)
                                                        ------------        ------------
Net Shares Purchased ...............................       1,823,599           2,788,688
                                                        ============        ============

C CLASS:                                                        CORE              SECTOR
                                                              EQUITY            ROTATION
                                                                FUND                FUND
                                                        ------------        ------------
Shares Purchased ...................................         659,414           2,543,273
Purchased through Dividend Reinvestment ............              --                  --
                                                        ------------        ------------
Total Purchased ....................................         659,414           2,543,273
Shares Redeemed ....................................         (88,698)           (729,369)
                                                        ------------        ------------
Net Shares Purchased ...............................         570,716           1,813,904
                                                        ============        ============
Transactions in dollars for the period ended September 30, 2003 were:

H CLASS:                                                        CORE              SECTOR
                                                              EQUITY            ROTATION
                                                                FUND                FUND
                                                        ------------        ------------
Shares Purchased ...................................     $45,228,190         $32,797,641
Purchased through Dividend Reinvestment ............              --                  --
                                                        ------------        ------------
Total Purchased ....................................      45,228,190          32,797,641
Shares Redeemed ....................................     (35,295,458)        (25,383,426)
                                                        ------------        ------------
Net Change .........................................     $ 9,932,732         $ 7,414,215
                                                        ============        ============

C CLASS:                                                        CORE              SECTOR
                                                              EQUITY            ROTATION
                                                                FUND                FUND
                                                        ------------        ------------
Shares Purchased ...................................      $9,844,840         $11,186,742
Purchased through Dividend Reinvestment ............              --                  --
                                                        ------------        ------------
Total Purchased ....................................       9,844,840          11,186,742
Shares Redeemed ....................................      (1,599,260)         (3,986,819)
                                                        ------------        ------------
Net Change .........................................      $8,245,580         $ 7,199,923
                                                        ============        ============

                                                           SEMI-ANNUAL REPORT 35


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

Transactions in dollars for the period ended March 31, 2003 were:

H CLASS:                                                              CORE                 SECTOR
                                                                    EQUITY               ROTATION
                                                                      FUND                   FUND
                                                              ------------          -------------
Shares Purchased ...........................................   $47,161,455           $135,343,128
Purchased through Dividend Reinvestment ....................            --                     --
                                                              ------------          -------------
Total Purchased ............................................    47,161,455            135,343,128
Shares Redeemed ............................................   (27,778,040)           (98,871,904)
                                                              ------------          -------------
Net Change .................................................   $19,383,415           $ 36,471,224
                                                              ============          =============

C CLASS:                                                              CORE                 SECTOR
                                                                    EQUITY               ROTATION
                                                                      FUND                   FUND
                                                              ------------          -------------
Shares Purchased ...........................................    $6,906,677            $22,911,212
Purchased through Dividend Reinvestment ....................            --                     --
                                                              ------------          -------------
Total Purchased ............................................     6,906,677             22,911,212
Shares Redeemed ............................................      (910,390)            (5,912,062)
                                                              ------------          -------------
Net Change .................................................    $5,996,287            $16,999,150
                                                              ============          =============

8.   NET ASSETS
At September 30, 2003, net assets consisted of:

                                                                      CORE                 SECTOR
                                                                    EQUITY               ROTATION
                                                                      FUND                   FUND
                                                              ------------          -------------
Paid-In Capital ............................................   $43,563,555            $91,075,239
Undistributed Net Investment Loss ..........................       (35,178)              (289,915)
Accumulated Net Realized Gain (Loss) on Investments and
Futures Contracts ..........................................     1,880,657            (18,488,865)
Net Unrealized Appreciation on
Investments and Futures Contracts ..........................     2,958,609              5,816,288
                                                              ------------          -------------
Net Assets .................................................   $48,367,643            $78,112,747
                                                              ============          =============

9.   CHANGE IN INDEPENDENT AUDITORS
Effective August 25, 2003, the Trust has retained PricewaterhouseCoopers LLP to serve as the Trust's independent auditors.

10.  PROXY VOTING INFORMATION
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

36

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                                                           SEMI-ANNUAL REPORT 37



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[LOGO OMITTED]
RYDEX INVESTMENTS
ESSENTIAL FOR MODERN MARKETS TM


9601 Blackwell Road
Suite 500
Rockville,MD 20850
800.820.0888
www.rydexfunds.com


ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) There were no significant deficiencies in the design or operation of the internal controls of the Trust or PADCO Advisors, Inc., the investment advisor and manager of the Trust which would have adversely affected the ability of the Trust, or PADCO Advisors, Inc. on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and PADCO Advisors, Inc. has identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of PADCO Advisors, Inc., Rydex Distributors, Inc., or the Trust who have a significant role in the Trust's internal controls that has come to the attention of PADCO Advisors, Inc. or the officers of the Trust.

(b) There were no significant changes in PADCO Advisors, Inc.'s internal controls that apply to the Trust or in other factors with respect to the Trust that could significantly affect the Trust's or PADCO Advisors, Inc.'s internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Trust or PADCO Advisors, Inc. during such period.

ITEM 10. EXHIBITS.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Rydex Series Funds
            ------------------------------------------
By (Signature and Title)*   /s/ Carl G. Verboncoeur
                       ---------------------------------------------
                                Carl G. Verboncoeur, Principal Executive Officer

Date     November 24, 2003
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Carl G. Verboncoeur
                         ----------------------------------
                                Carl G. Verboncoeur, Principal Executive Officer

Date     November 24, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                                Carl G. Verboncoeur, Vice President & Treasurer

Date     November 24, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.